Schedule of Investments
Blue Chip Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .28 % Shares Held Value (000's)
Money Market Funds - 0 .28%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
11,576,800 $ 11,577
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
10,704,146 10,704
$ 22,281
TOTAL INVESTMENT COMPANIES $ 22,281
COMMON STOCKS - 99 .97 % Shares Held Value (000's)
Aerospace & Defense - 4 .77%
TransDigm Group Inc 670,258 $ 388,207
Chemicals - 2 .75%
Ecolab Inc 118,325 26,286
Linde PLC 638,361 163,689
Sherwin-Williams Co/The 45,067 33,693
$ 223,668
Commercial Services - 8 .63%
CoStar Group Inc
(d)
107,823 98,180
Moody's Corp 326,979 92,319
PayPal Holdings Inc
(d)
1,806,536 386,816
S&P Global Inc 354,535 124,718
$ 702,033
Diversified Financial Services - 10 .85%
Charles Schwab Corp/The 2,689,344 131,186
Mastercard Inc 1,135,416 382,079
Visa Inc 1,753,551 368,860
$ 882,125
Electronics - 1 .57%
Roper Technologies Inc 298,282 127,366
Healthcare - Products - 3 .13%
Danaher Corp 829,953 186,433
IDEXX Laboratories Inc
(d)
147,894 68,176
$ 254,609
Insurance - 2 .50%
Aon PLC 723,192 148,175
Progressive Corp/The 629,660 54,850
$ 203,025
Internet - 22 .86%
Alphabet Inc - A Shares
(d)
49,989 87,701
Alphabet Inc - C Shares
(d)
298,214 525,077
Amazon.com Inc
(d)
227,628 721,135
Facebook Inc
(d)
1,020,707 282,705
Netflix Inc
(d)
341,184 167,419
Spotify Technology SA
(d)
143,052 41,681
VeriSign Inc
(d)
166,234 33,366
$ 1,859,084
Lodging - 1 .90%
Hilton Worldwide Holdings Inc 1,487,460 154,145
Media - 4 .15%
Charter Communications Inc
(d)
487,651 317,944
Liberty Broadband Corp - C Shares
(d)
124,062 19,521
$ 337,465
Private Equity - 5 .99%
Brookfield Asset Management Inc
(e)
10,729,944 434,455
KKR & Co Inc 1,390,772 52,752
$ 487,207
REITs - 3 .96%
American Tower Corp 1,394,142 322,326
Retail - 4 .00%
CarMax Inc
(d)
596,084 55,722
Costco Wholesale Corp 171,531 67,201
O'Reilly Automotive Inc
(d)
131,606 58,228
Starbucks Corp 1,466,040 143,701
$ 324,852
Semiconductors - 1 .63%
NVIDIA Corp 246,732 132,263
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 21 .28%
Adobe Inc
(d)
726,920 $ 347,809
Autodesk Inc
(d)
478,453 134,077
Intuit Inc 1,030,191 362,648
Microsoft Corp 2,843,852 608,783
salesforce.com Inc
(d)
1,123,580 276,176
Snowflake Inc - Class A
(d)
3,725 1,214
$ 1,730,707
TOTAL COMMON STOCKS $ 8,129,082
Total Investments $ 8,151,363
Other Assets and Liabilities -  (0.25)% (19,982)
TOTAL NET ASSETS - 100.00% $ 8,131,381
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $22,277 or 0.27% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Communications 27 .01%
Financial 23 .30%
Technology 22 .91%
Consumer, Non-cyclical 11 .76%
Industrial 6 .34%
Consumer, Cyclical 5 .90%
Basic Materials 2 .75%
Money Market Funds 0 .28%
Other Assets and Liabilities
( 0 .25 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
November 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,250 $ 217,532 $ 218,078 $ 10,704
$ 11,250 $ 217,532 $ 218,078 $ 10,704
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .86 % Shares Held Value (000's)
Money Market Funds - 5 .86%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
1,122,109 $ 1,122
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
49,936,510 49,937
$ 51,059
TOTAL INVESTMENT COMPANIES $ 51,059
BONDS - 31 .84%
Principal
Amount (000's) Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The
4.20%, 04/15/2024 $ 50 $ 55
Omnicom Group Inc
2.45%, 04/30/2030 155 165
Omnicom Group Inc / Omnicom Capital Inc
3.63%, 05/01/2022 75 78
WPP Finance 2010
3.75%, 09/19/2024 75 83
$ 381
Aerospace & Defense - 0 .56%
Boeing Co/The
2.70%, 02/01/2027 110 111
2.75%, 02/01/2026 85 87
2.80%, 03/01/2024 200 207
2.95%, 02/01/2030 140 141
3.25%, 02/01/2028 85 89
3.50%, 03/01/2039 200 196
3.63%, 02/01/2031 85 90
3.95%, 08/01/2059 290 295
4.51%, 05/01/2023 630 674
5.04%, 05/01/2027 315 361
5.71%, 05/01/2040 120 152
5.81%, 05/01/2050 155 205
5.88%, 02/15/2040 100 123
General Dynamics Corp
3.25%, 04/01/2025 80 88
3.50%, 05/15/2025 235 263
4.25%, 04/01/2040 155 204
L3Harris Technologies Inc
1.80%, 01/15/2031 35 36
Lockheed Martin Corp
4.07%, 12/15/2042 105 137
4.09%, 09/15/2052 162 221
4.70%, 05/15/2046 75 106
Northrop Grumman Corp
3.20%, 02/01/2027 130 145
Raytheon Technologies Corp
3.20%, 03/15/2024
(e)
75 81
4.13%, 11/16/2028 270 322
4.70%, 12/15/2041
(e)
350 441
6.13%, 07/15/2038 46 69
$ 4,844
Agriculture - 0 .26%
Altria Group Inc
2.35%, 05/06/2025 65 69
3.40%, 05/06/2030 125 139
5.38%, 01/31/2044 25 32
BAT Capital Corp
2.26%, 03/25/2028 150 155
2.73%, 03/25/2031 150 154
2.79%, 09/06/2024 210 224
3.46%, 09/06/2029 210 230
3.98%, 09/25/2050 150 158
BAT International Finance PLC
1.67%, 03/25/2026 150 153
Philip Morris International Inc
0.88%, 05/01/2026 85 85
1.75%, 11/01/2030 85 85
2.38%, 08/17/2022 90 93
4.13%, 03/04/2043 300 359
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc
4.45%, 06/12/2025 $ 220 $ 251
5.70%, 08/15/2035 50 63
5.85%, 08/15/2045 50 64
$ 2,314
Airlines - 0 .08%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 135 129
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 310 307
Southwest Airlines Co
3.00%, 11/15/2026 80 83
5.25%, 05/04/2025 130 148
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 69 65
$ 732
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 155 166
3.25%, 03/27/2040 155 182
$ 348
Automobile Manufacturers - 0 .62%
American Honda Finance Corp
0.65%, 09/08/2023 150 151
1.20%, 07/08/2025 160 163
1.95%, 05/20/2022 150 154
1.95%, 05/10/2023 155 161
Cummins Inc
4.88%, 10/01/2043 25 35
General Motors Co
4.88%, 10/02/2023 80 88
5.15%, 04/01/2038 160 191
5.20%, 04/01/2045 85 103
5.40%, 04/01/2048 65 82
6.25%, 10/02/2043 75 101
General Motors Financial Co Inc
1.70%, 08/18/2023 320 327
3.45%, 01/14/2022 1,000 1,027
3.45%, 04/10/2022 50 52
3.55%, 07/08/2022 935 977
4.00%, 10/06/2026 75 84
PACCAR Financial Corp
0.35%, 08/11/2023 160 160
1.80%, 02/06/2025 100 105
Toyota Motor Credit Corp
0.35%, 10/14/2022 95 95
0.50%, 08/14/2023 160 161
0.80%, 10/16/2025 55 55
1.15%, 05/26/2022 155 157
1.15%, 08/13/2027 160 160
1.80%, 02/13/2025 155 162
2.00%, 10/07/2024 145 152
3.30%, 01/12/2022 500 516
$ 5,419
Automobile Parts & Equipment - 0 .04%
BorgWarner Inc
4.38%, 03/15/2045 300 346
Banks - 5 .51%
Banco Santander SA
2.75%, 05/28/2025 200 213
3.49%, 05/28/2030 200 223

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
0.81%, 10/24/2024
(f)
$ 205 $ 206
United States Secured Overnight Financing
Rate + 0.74%
0.98%, 09/25/2025
(f)
150 151
United States Secured Overnight Financing
Rate + 0.91%
1.32%, 06/19/2026
(f)
310 314
United States Secured Overnight Financing
Rate + 1.15%
1.90%, 07/23/2031
(f)
250 252
United States Secured Overnight Financing
Rate + 1.53%
1.92%, 10/24/2031
(f)
205 207
United States Secured Overnight Financing
Rate + 1.37%
2.02%, 02/13/2026
(f)
365 381
3 Month USD LIBOR + 0.64%
2.46%, 10/22/2025
(f)
300 318
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 76
2.68%, 06/19/2041
(f)
465 483
United States Secured Overnight Financing
Rate + 1.93%
2.82%, 07/21/2023
(f)
75 78
3 Month USD LIBOR + 0.93%
2.83%, 10/24/2051
(f)
75 79
United States Secured Overnight Financing
Rate + 1.88%
2.88%, 04/24/2023
(f)
110 114
3 Month USD LIBOR + 1.02%
3.25%, 10/21/2027 350 389
3.46%, 03/15/2025
(f)
500 542
3 Month USD LIBOR + 0.97%
3.86%, 07/23/2024
(f)
200 217
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(f)
110 139
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(f)
75 87
3 Month USD LIBOR + 1.07%
4.00%, 01/22/2025 90 101
4.10%, 07/24/2023 75 82
4.33%, 03/15/2050
(f)
255 337
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 107
5.70%, 01/24/2022 75 80
5.88%, 02/07/2042 60 93
6.11%, 01/29/2037 250 367
Bank of Montreal
1.85%, 05/01/2025 160 168
2.55%, 11/06/2022 75 78
3.30%, 02/05/2024 350 379
Bank of New York Mellon Corp/The
0.35%, 12/07/2023
(g),(h)
245 245
Bank of Nova Scotia/The
0.55%, 09/15/2023 150 151
1.30%, 06/11/2025 155 158
2.00%, 11/15/2022 150 155
2.70%, 03/07/2022 145 150
4.50%, 12/16/2025 60 69
Barclays PLC
2.65%, 06/24/2031
(f)
310 322
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.85%, 05/07/2026
(f)
200 213
3 Month USD LIBOR + 2.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
3.56%, 09/23/2035
(f)
$ 200 $ 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 200 206
4.38%, 01/12/2026 380 434
4.97%, 05/16/2029
(f)
200 240
3 Month USD LIBOR + 1.90%
Canadian Imperial Bank of Commerce
2.61%, 07/22/2023
(f)
220 228
3 Month USD LIBOR + 0.79%
Citigroup Inc
0.78%, 10/30/2024
(f)
130 130
United States Secured Overnight Financing
Rate + 0.69%
1.68%, 05/15/2024
(f)
155 159
United States Secured Overnight Financing
Rate + 1.67%
2.57%, 06/03/2031
(f)
310 329
United States Secured Overnight Financing
Rate + 2.11%
2.75%, 04/25/2022 425 438
2.90%, 12/08/2021 385 394
2.98%, 11/05/2030
(f)
150 164
United States Secured Overnight Financing
Rate + 1.42%
3.52%, 10/27/2028
(f)
125 141
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 125
3.88%, 01/24/2039
(f)
220 264
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 128
4.30%, 11/20/2026 75 87
4.45%, 09/29/2027 75 88
4.65%, 07/30/2045 115 156
6.68%, 09/13/2043 360 584
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 273
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(f)
150 153
United States Secured Overnight Financing
Rate + 2.16%
3.95%, 02/27/2023 100 106
4.10%, 01/13/2026 750 826
Fifth Third Bank NA
1.80%, 01/30/2023 250 257
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
115 115
United States Secured Overnight Financing
Rate + 0.54%
3.27%, 09/29/2025
(f)
75 82
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 357
3.75%, 02/25/2026 75 85
3.81%, 04/23/2029
(f)
75 87
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 126
4.41%, 04/23/2039
(f)
175 224
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 210
6.25%, 02/01/2041 220 347
6.75%, 10/01/2037 210 322

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
1.65%, 04/18/2026
(f)
$ 240 $ 243
United States Secured Overnight Financing
Rate + 1.54%
2.01%, 09/22/2028
(f)
300 305
United States Secured Overnight Financing
Rate + 1.73%
2.10%, 06/04/2026
(f)
310 320
United States Secured Overnight Financing
Rate + 1.93%
2.36%, 08/18/2031
(f)
200 205
United States Secured Overnight Financing
Rate + 1.95%
2.63%, 11/07/2025
(f)
225 237
3 Month USD LIBOR + 1.14%
2.85%, 06/04/2031
(f)
200 213
United States Secured Overnight Financing
Rate + 2.39%
3.26%, 03/13/2023
(f)
500 517
3 Month USD LIBOR + 1.06%
3.90%, 05/25/2026 500 566
3.97%, 05/22/2030
(f)
300 346
3 Month USD LIBOR + 1.61%
4.58%, 06/19/2029
(f)
240 283
3 Month USD LIBOR + 1.53%
6.50%, 09/15/2037 100 144
HSBC USA Inc
3.50%, 06/23/2024 500 544
Huntington National Bank/The
1.80%, 02/03/2023 325 335
ING Groep NV
3.15%, 03/29/2022 400 414
3.55%, 04/09/2024 300 327
4.55%, 10/02/2028 300 366
JPMorgan Chase & Co
0.65%, 09/16/2024
(f)
195 196
United States Secured Overnight Financing
Rate + 0.60%
1.05%, 11/19/2026
(f)
135 136
United States Secured Overnight Financing
Rate + 0.80%
1.51%, 06/01/2024
(f)
220 225
United States Secured Overnight Financing
Rate + 1.46%
1.76%, 11/19/2031
(f)
135 136
United States Secured Overnight Financing
Rate + 1.11%
2.00%, 03/13/2026
(f)
155 162
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(f)
145 152
United States Secured Overnight Financing
Rate + 1.85%
2.18%, 06/01/2028
(f)
220 231
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 10/15/2025
(f)
320 338
United States Secured Overnight Financing
Rate + 1.16%
2.53%, 11/19/2041
(f)
65 66
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 258
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(f)
95 104
United States Secured Overnight Financing
Rate + 2.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.11%, 04/22/2041
(f)
$ 235 $ 262
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(f)
235 263
United States Secured Overnight Financing
Rate + 2.44%
3.21%, 04/01/2023
(f)
500 518
3 Month USD LIBOR + 0.70%
3.51%, 01/23/2029
(f)
200 227
3 Month USD LIBOR + 0.95%
3.56%, 04/23/2024
(f)
75 80
3 Month USD LIBOR + 0.73%
3.80%, 07/23/2024
(f)
180 195
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 94
3.88%, 09/10/2024 75 84
4.01%, 04/23/2029
(f)
350 410
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(f)
230 273
3 Month USD LIBOR + 1.26%
5.60%, 07/15/2041 370 565
KeyCorp
2.25%, 04/06/2027 110 117
Korea Development Bank/The
0.80%, 04/27/2026 200 200
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
260 210
0.25%, 10/19/2023 305 305
0.38%, 07/18/2025 315 314
2.13%, 01/17/2023 775 806
2.38%, 12/29/2022 440 460
2.50%, 11/20/2024 500 543
3.13%, 12/15/2021 750 773
Landwirtschaftliche Rentenbank
2.38%, 06/10/2025 230 250
Lloyds Banking Group PLC
4.58%, 12/10/2025 575 647
4.65%, 03/24/2026 475 542
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 204
2.19%, 02/25/2025 200 211
2.62%, 07/18/2022 400 414
2.80%, 07/18/2024 200 214
3.20%, 07/18/2029 200 225
3.75%, 07/18/2039 200 241
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 203
3 Month USD LIBOR + 0.99%
2.20%, 07/10/2031
(f)
200 207
3 Month USD LIBOR + 1.51%
2.23%, 05/25/2026
(f)
200 210
3 Month USD LIBOR + 0.83%
2.72%, 07/16/2023
(f)
200 207
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
200 213
3 Month USD LIBOR + 0.98%
Morgan Stanley
0.56%, 11/10/2023
(f)
135 135
United States Secured Overnight Financing
Rate + 0.47%
1.79%, 02/13/2032
(f)
135 136
United States Secured Overnight Financing
Rate + 1.03%
2.72%, 07/22/2025
(f)
255 273
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 360 372

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.13%, 01/23/2023 $ 220 $ 232
3.59%, 07/22/2028
(f)
90 102
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 109
3.75%, 02/25/2023 150 161
3.88%, 04/29/2024 75 83
3.95%, 04/23/2027 60 69
4.00%, 07/23/2025 25 29
4.30%, 01/27/2045 320 435
5.00%, 11/24/2025 75 89
6.38%, 07/24/2042 315 516
MUFG Union Bank NA
3.15%, 04/01/2022 500 517
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 258
Natwest Group PLC
3.50%, 05/15/2023
(f)
400 416
3 Month USD LIBOR + 1.48%
5.08%, 01/27/2030
(f)
400 491
3 Month USD LIBOR + 1.91%
6.00%, 12/19/2023 475 539
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 303
PNC Bank NA
1.74%, 02/24/2023
(f)
250 254
3 Month USD LIBOR + 0.00%
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 127
2.60%, 07/23/2026 110 121
Royal Bank of Canada
0.50%, 10/26/2023 100 100
1.95%, 01/17/2023 265 274
Santander Holdings USA Inc
3.40%, 01/18/2023 75 79
3.70%, 03/28/2022 75 78
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 500 515
Santander UK PLC
2.10%, 01/13/2023 470 486
State Street Corp
2.35%, 11/01/2025
(f)
110 117
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 50 53
3.30%, 12/16/2024 75 83
3.70%, 11/20/2023 75 83
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 205
2.13%, 07/08/2030 200 208
2.14%, 09/23/2030 150 151
2.35%, 01/15/2025 200 212
2.78%, 07/12/2022 390 405
3.01%, 10/19/2026 75 83
3.04%, 07/16/2029 200 222
3.45%, 01/11/2027 165 185
Toronto-Dominion Bank/The
0.45%, 09/11/2023 240 240
0.75%, 06/12/2023 125 126
1.15%, 06/12/2025 125 128
Truist Bank
1.25%, 03/09/2023 250 255
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
1.20%, 08/05/2025
(i)
$ 60 $ 61
1.95%, 06/05/2030 60 63
4.00%, 05/01/2025 75 85
US Bancorp
1.38%, 07/22/2030 110 110
2.40%, 07/30/2024 190 202
3.00%, 03/15/2022 50 52
Wells Fargo & Co
1.65%, 06/02/2024
(f)
220 225
United States Secured Overnight Financing
Rate + 1.60%
2.19%, 04/30/2026
(f)
485 508
United States Secured Overnight Financing
Rate + 2.00%
2.39%, 06/02/2028
(f)
220 232
United States Secured Overnight Financing
Rate + 2.10%
3.07%, 04/30/2041
(f)
485 528
United States Secured Overnight Financing
Rate + 2.53%
3.55%, 09/29/2025 75 84
3.58%, 05/22/2028
(f)
375 424
3 Month USD LIBOR + 1.31%
4.75%, 12/07/2046 250 333
4.90%, 11/17/2045 75 100
5.38%, 11/02/2043 185 262
Westpac Banking Corp
2.00%, 01/13/2023 155 161
2.35%, 02/19/2025 150 160
2.89%, 02/04/2030
(f)
155 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(f)
145 165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 48,026
Beverages - 0 .53%
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 94
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 151
4.35%, 06/01/2040 130 161
4.50%, 06/01/2050 130 163
4.60%, 04/15/2048 35 44
4.75%, 04/15/2058 75 99
4.95%, 01/15/2042 25 33
5.45%, 01/23/2039 200 272
5.80%, 01/23/2059 210 320
8.20%, 01/15/2039 60 103
Coca-Cola Co/The
1.00%, 03/15/2028 265 265
1.75%, 09/06/2024 140 147
2.50%, 06/01/2040 140 151
2.50%, 03/15/2051 115 120
2.60%, 06/01/2050 140 148
Constellation Brands Inc
3.15%, 08/01/2029 90 100
Diageo Capital PLC
2.13%, 10/24/2024 200 211
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 176
Keurig Dr Pepper Inc
4.42%, 05/25/2025 75 87
4.99%, 05/25/2038 250 334
Molson Coors Beverage Co
3.00%, 07/15/2026 105 114
4.20%, 07/15/2046 250 289

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc
0.40%, 10/07/2023 $ 100 $ 100
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 130 131
2.75%, 03/05/2022 355 368
2.75%, 03/01/2023 75 79
2.85%, 02/24/2026 90 100
2.88%, 10/15/2049 145 162
$ 4,618
Biotechnology - 0 .38%
Amgen Inc
2.25%, 08/19/2023 60 63
2.45%, 02/21/2030 155 166
2.65%, 05/11/2022 50 51
3.15%, 02/21/2040 155 168
3.38%, 02/21/2050 155 172
3.88%, 11/15/2021 414 424
5.15%, 11/15/2041 113 157
Biogen Inc
4.05%, 09/15/2025 160 183
5.20%, 09/15/2045 30 40
Gilead Sciences Inc
1.65%, 10/01/2030 150 150
1.95%, 03/01/2022 300 306
2.60%, 10/01/2040 75 76
2.80%, 10/01/2050 150 150
2.95%, 03/01/2027 240 265
3.50%, 02/01/2025 75 83
3.65%, 03/01/2026 75 85
4.15%, 03/01/2047 25 31
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 157
Royalty Pharma PLC
0.75%, 09/02/2023
(e)
155 156
1.75%, 09/02/2027
(e)
155 157
2.20%, 09/02/2030
(e)
155 157
3.30%, 09/02/2040
(e)
155 162
$ 3,359
Building Materials - 0 .18%
Carrier Global Corp
1.92%, 02/15/2023
(e)
155 159
2.24%, 02/15/2025
(e)
155 163
2.49%, 02/15/2027
(e)
155 166
3.38%, 04/05/2040
(e)
155 171
3.58%, 04/05/2050
(e)
155 175
Johnson Controls International plc
5.13%, 09/14/2045 47 64
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 163
Owens Corning
4.30%, 07/15/2047 150 178
Vulcan Materials Co
3.50%, 06/01/2030 295 337
$ 1,576
Chemicals - 0 .40%
Dow Chemical Co/The
2.10%, 11/15/2030 160 164
3.50%, 10/01/2024 250 274
3.60%, 11/15/2050 160 178
DuPont de Nemours Inc
4.21%, 11/15/2023 50 55
5.32%, 11/15/2038 145 198
5.42%, 11/15/2048 185 267
Eastman Chemical Co
4.65%, 10/15/2044 75 96
Ecolab Inc
1.30%, 01/30/2031 150 149
2.13%, 08/15/2050 150 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Linde Inc/CT
1.10%, 08/10/2030 $ 160 $ 158
2.20%, 08/15/2022 350 360
LYB International Finance II BV
3.50%, 03/02/2027 300 335
LYB International Finance III LLC
1.25%, 10/01/2025 65 66
2.25%, 10/01/2030 130 133
3.63%, 04/01/2051 130 140
4.20%, 10/15/2049 160 187
Mosaic Co/The
4.25%, 11/15/2023 300 327
5.63%, 11/15/2043 25 31
Nutrien Ltd
1.90%, 05/13/2023 95 98
3.00%, 04/01/2025 150 162
$ 3,522
Commercial Mortgage Backed Securities - 0 .93%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(j)
500 546
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 503
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 980
Fannie Mae-Aces
2.51%, 11/25/2022
(j)
749 768
3.08%, 12/25/2027
(j)
1,000 1,132
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 313 319
3.17%, 10/25/2024 1,000 1,095
3.21%, 03/25/2025 1,248 1,378
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 375 377
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 500 504
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 496 518
$ 8,120
Commercial Services - 0 .26%
California Institute of Technology
4.32%, 08/01/2045 50 66
Global Payments Inc
2.65%, 02/15/2025 140 150
3.20%, 08/15/2029 140 155
4.15%, 08/15/2049 70 86
IHS Markit Ltd
3.63%, 05/01/2024 223 243
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 227
4.68%, 07/01/2114 100 146
Moody's Corp
2.55%, 08/18/2060 160 151
5.25%, 07/15/2044 90 124
PayPal Holdings Inc
1.35%, 06/01/2023 155 159
2.20%, 09/26/2022 145 150
2.40%, 10/01/2024 145 154
2.85%, 10/01/2029 145 161
S&P Global Inc
1.25%, 08/15/2030 160 158
2.50%, 12/01/2029 55 60
3.25%, 12/01/2049 55 64

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
University of Southern California
5.25%, 10/01/2111 $ 20 $ 31
$ 2,285
Computers - 0 .68%
Apple Inc
2.40%, 01/13/2023 75 78
2.40%, 05/03/2023 75 79
2.40%, 08/20/2050 210 217
2.50%, 02/09/2022 105 108
2.55%, 08/20/2060 105 108
2.95%, 09/11/2049 140 160
3.20%, 05/11/2027 110 125
3.75%, 11/13/2047 195 249
4.38%, 05/13/2045 80 111
4.65%, 02/23/2046 170 245
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(e)
300 330
5.30%, 10/01/2029
(e)
300 363
5.45%, 06/15/2023
(e)
105 116
6.02%, 06/15/2026
(e)
300 364
8.35%, 07/15/2046
(e)
105 153
DXC Technology Co
4.75%, 04/15/2027 100 113
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 465
2.25%, 04/01/2023 140 145
4.45%, 10/02/2023 160 176
4.90%, 10/15/2025 200 233
6.20%, 10/15/2035 75 96
HP Inc
3.00%, 06/17/2027 140 153
6.00%, 09/15/2041 355 458
International Business Machines Corp
2.50%, 01/27/2022 500 513
3.50%, 05/15/2029 160 185
4.15%, 05/15/2039 195 250
4.70%, 02/19/2046 145 201
NetApp Inc
2.38%, 06/22/2027 155 164
$ 5,958
Consumer Products - 0 .03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 248
Kimberly-Clark Corp
2.40%, 03/01/2022 30 31
$ 279
Cosmetics & Personal Care - 0 .12%
Procter & Gamble Co/The
0.55%, 10/29/2025 180 181
1.20%, 10/29/2030 280 282
3.55%, 03/25/2040 155 196
Unilever Capital Corp
1.38%, 09/14/2030 150 151
2.60%, 05/05/2024 200 213
$ 1,023
Credit Card Asset Backed Securities - 0 .26%
BA Credit Card Trust
2.70%, 07/17/2023 1,675 1,684
Citibank Credit Card Issuance Trust
2.88%, 01/23/2023 605 607
$ 2,291
Diversified Financial Services - 0 .72%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 225 230
3.95%, 02/01/2022 200 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
2.25%, 01/15/2023 $ 195 $ 200
2.30%, 02/01/2025 585 593
Ally Financial Inc
8.00%, 11/01/2031 170 244
American Express Co
2.50%, 07/30/2024 220 234
2.65%, 12/02/2022 75 78
2.75%, 05/20/2022 300 310
American Express Credit Corp
2.70%, 03/03/2022 75 77
BlackRock Inc
3.38%, 06/01/2022 30 31
Brookfield Finance Inc
3.50%, 03/30/2051 150 162
Capital One Financial Corp
3.20%, 02/05/2025 60 65
3.30%, 10/30/2024 75 82
CME Group Inc
3.00%, 09/15/2022 50 52
Discover Financial Services
4.10%, 02/09/2027 75 85
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 315 363
Intercontinental Exchange Inc
0.70%, 06/15/2023 160 162
1.85%, 09/15/2032 120 121
2.65%, 09/15/2040 160 165
3.00%, 09/15/2060 160 169
3.75%, 12/01/2025 75 85
Legg Mason Inc
5.63%, 01/15/2044 25 36
Mastercard Inc
3.35%, 03/26/2030 75 88
3.38%, 04/01/2024 150 165
Nomura Holdings Inc
1.85%, 07/16/2025 315 325
2.68%, 07/16/2030 315 333
Synchrony Financial
4.25%, 08/15/2024 290 319
4.50%, 07/23/2025 575 647
Visa Inc
1.10%, 02/15/2031 160 157
1.90%, 04/15/2027 80 85
2.00%, 08/15/2050 160 153
2.70%, 04/15/2040 155 172
2.80%, 12/14/2022 75 79
$ 6,272
Electric - 2 .09%
AEP Texas Inc
2.10%, 07/01/2030 160 168
3.45%, 01/15/2050 50 57
AES Corp/The
2.45%, 01/15/2031
(e),(g)
60 61
Alabama Power Co
1.45%, 09/15/2030 155 158
Ameren Illinois Co
1.55%, 11/15/2030 65 66
3.25%, 03/15/2050 75 87
American Electric Power Co Inc
1.00%, 11/01/2025 15 15
2.30%, 03/01/2030 155 162
Arizona Public Service Co
2.60%, 08/15/2029 90 97
2.65%, 09/15/2050 150 157

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Berkshire Hathaway Energy Co
1.65%, 05/15/2031
(e)
$ 65 $ 65
2.85%, 05/15/2051
(e)
85 90
3.80%, 07/15/2048 125 153
CenterPoint Energy Inc
2.95%, 03/01/2030 100 109
3.70%, 09/01/2049 60 69
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 61
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 171
4.70%, 01/15/2044 150 204
Connecticut Light and Power Co/The
0.75%, 12/01/2025
(g)
60 60
3.20%, 03/15/2027 140 156
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 65 67
3.70%, 11/15/2059 80 94
3.88%, 06/15/2047 300 359
Consumers Energy Co
2.50%, 05/01/2060 155 156
Dominion Energy Inc
3.38%, 04/01/2030 155 177
DTE Electric Co
3.70%, 03/15/2045 200 242
DTE Energy Co
0.55%, 11/01/2022 150 150
1.05%, 06/01/2025 80 81
2.25%, 11/01/2022 145 150
Duke Energy Carolinas LLC
4.00%, 09/30/2042 280 345
5.30%, 02/15/2040 250 356
Duke Energy Corp
0.90%, 09/15/2025 150 151
2.65%, 09/01/2026 90 98
3.15%, 08/15/2027 90 100
Duke Energy Florida LLC
1.75%, 06/15/2030 155 159
2.50%, 12/01/2029 125 136
3.40%, 10/01/2046 200 233
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 165
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 163
Duke Energy Progress LLC
2.50%, 08/15/2050 160 162
Emera US Finance LP
4.75%, 06/15/2046 75 94
Entergy Arkansas LLC
2.65%, 06/15/2051 150 156
Entergy Louisiana LLC
2.90%, 03/15/2051 35 38
3.12%, 09/01/2027 300 333
Entergy Texas Inc
1.75%, 03/15/2031 150 151
4.00%, 03/30/2029 300 351
Evergy Inc
2.45%, 09/15/2024 140 148
Evergy Metro Inc
2.25%, 06/01/2030 155 165
Eversource Energy
0.80%, 08/15/2025 160 160
1.65%, 08/15/2030 160 160
Exelon Corp
3.50%, 06/01/2022 90 94
4.95%, 06/15/2035 320 407
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co
3.70%, 12/01/2047 $ 70 $ 87
4.05%, 10/01/2044 145 188
5.65%, 02/01/2037 250 359
Georgia Power Co
2.20%, 09/15/2024 140 147
3.25%, 03/30/2027 750 820
Interstate Power and Light Co
2.30%, 06/01/2030 40 42
Kentucky Utilities Co
3.30%, 06/01/2050 155 177
MidAmerican Energy Co
3.15%, 04/15/2050 145 169
Mississippi Power Co
4.25%, 03/15/2042 30 37
National Rural Utilities Cooperative Finance Corp
2.85%, 01/27/2025 100 108
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 250 262
2.75%, 11/01/2029 105 115
Northern States Power Co/MN
2.60%, 06/01/2051 155 165
2.90%, 03/01/2050 70 77
5.35%, 11/01/2039 30 44
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(e)
150 150
3.10%, 09/15/2049 195 221
Pacific Gas and Electric Co
2.10%, 08/01/2027 1,155 1,161
2.50%, 02/01/2031 310 312
3.30%, 08/01/2040 155 156
3.50%, 08/01/2050 350 353
PECO Energy Co
2.38%, 09/15/2022 330 340
2.80%, 06/15/2050 110 117
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 78
Progress Energy Inc
3.15%, 04/01/2022 40 41
Public Service Co of Colorado
2.70%, 01/15/2051 95 102
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 149
3.15%, 01/01/2050 155 179
3.65%, 09/01/2028 200 232
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 320
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 152
3.32%, 04/15/2050 155 174
4.50%, 08/15/2040 350 439
Sempra Energy
4.00%, 02/01/2048 70 83
Southern California Edison Co
2.25%, 06/01/2030 155 161
2.85%, 08/01/2029 100 108
4.00%, 04/01/2047 70 83
5.50%, 03/15/2040 350 464
5.95%, 02/01/2038 30 40
Southern Co/The
2.95%, 07/01/2023 105 111
4.00%, 01/15/2051
(f)
150 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
2.50%, 12/15/2021 300 306
4.95%, 12/15/2046 35 41

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Public Service Co
4.50%, 08/15/2041 $ 300 $ 385
Tucson Electric Power Co
1.50%, 08/01/2030 105 104
Union Electric Co
2.63%, 03/15/2051 130 137
WEC Energy Group Inc
0.55%, 09/15/2023 150 150
1.38%, 10/15/2027 130 131
3.55%, 06/15/2025 70 78
Xcel Energy Inc
0.50%, 10/15/2023 75 75
2.60%, 12/01/2029 140 152
$ 18,206
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 225 227
Electronics - 0 .10%
Agilent Technologies Inc
2.10%, 06/04/2030 155 162
Arrow Electronics Inc
4.50%, 03/01/2023 30 32
Honeywell International Inc
1.35%, 06/01/2025 80 83
2.15%, 08/08/2022 70 72
2.80%, 06/01/2050 155 173
Roper Technologies Inc
1.40%, 09/15/2027 160 162
2.35%, 09/15/2024 90 95
Tyco Electronics Group SA
7.13%, 10/01/2037 37 56
$ 835
Environmental Control - 0 .03%
Republic Services Inc
1.75%, 02/15/2032 35 35
2.30%, 03/01/2030 85 90
Waste Management Inc
0.75%, 11/15/2025 35 35
2.50%, 11/15/2050 75 76
$ 236
Finance - Mortgage Loan/Banker - 1 .18%
Fannie Mae
0.50%, 06/17/2025 1,060 1,064
0.50%, 11/07/2025 135 135
0.75%, 10/08/2027 400 400
0.88%, 08/05/2030 480 470
1.38%, 09/06/2022 300 306
2.00%, 01/05/2022 500 510
2.25%, 04/12/2022 500 515
2.63%, 01/11/2022 500 514
5.63%, 07/15/2037 65 104
6.63%, 11/15/2030 230 350
7.13%, 01/15/2030 250 384
7.25%, 05/15/2030 249 387
Federal Home Loan Banks
0.13%, 10/21/2022 205 205
0.38%, 09/04/2025 150 150
5.50%, 07/15/2036 370 575
Freddie Mac
0.13%, 10/16/2023 205 205
0.25%, 06/26/2023 1,315 1,316
0.25%, 08/24/2023 310 310
0.25%, 09/08/2023 460 460
0.25%, 11/06/2023 150 150
0.38%, 09/23/2025 455 453
2.38%, 01/13/2022 850 871
6.25%, 07/15/2032 280 434
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
6.75%, 03/15/2031 $ 43 $ 66
$ 10,334
Food - 0 .38%
Campbell Soup Co
4.15%, 03/15/2028 185 218
Conagra Brands Inc
1.38%, 11/01/2027 100 101
4.85%, 11/01/2028 140 174
5.30%, 11/01/2038 85 114
5.40%, 11/01/2048 85 123
General Mills Inc
3.15%, 12/15/2021 30 31
4.00%, 04/17/2025 75 85
Hershey Co/The
1.70%, 06/01/2030 155 160
2.65%, 06/01/2050 185 197
J M Smucker Co/The
3.00%, 03/15/2022 300 310
Kellogg Co
2.10%, 06/01/2030 155 162
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040
(i)
9 13
Kroger Co/The
4.45%, 02/01/2047 25 32
5.15%, 08/01/2043 300 412
5.40%, 07/15/2040 30 39
Mondelez International Inc
0.63%, 07/01/2022 160 160
1.50%, 02/04/2031 165 163
2.13%, 04/13/2023 230 239
2.63%, 09/04/2050 165 168
Sysco Corp
4.85%, 10/01/2045 250 314
Tyson Foods Inc
3.55%, 06/02/2027 75 86
$ 3,301
Forest Products & Paper - 0 .10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 343
Georgia-Pacific LLC
7.75%, 11/15/2029 20 29
8.00%, 01/15/2024 400 490
$ 862
Gas - 0 .22%
Atmos Energy Corp
1.50%, 01/15/2031 150 151
3.38%, 09/15/2049 145 169
4.13%, 10/15/2044 250 315
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 153
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044 200 257
NiSource Inc
0.95%, 08/15/2025 320 320
3.60%, 05/01/2030 160 185
Southern California Gas Co
2.55%, 02/01/2030 155 167
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 161
$ 1,878
Hand & Machine Tools - 0 .04%
Stanley Black & Decker Inc
2.75%, 11/15/2050 85 89
3.40%, 12/01/2021 250 256
$ 345

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .28%
Abbott Laboratories
1.15%, 01/30/2028 $ 250 $ 253
4.75%, 04/15/2043 300 425
Baxter International Inc
1.73%, 04/01/2031
(e)
85 86
Boston Scientific Corp
1.90%, 06/01/2025 155 162
Danaher Corp
2.60%, 10/01/2050 150 158
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 155
2.60%, 11/15/2029 150 165
3.25%, 11/15/2039 150 174
Koninklijke Philips NV
5.00%, 03/15/2042 30 41
Medtronic Inc
4.63%, 03/15/2045 86 122
Stryker Corp
3.38%, 11/01/2025 75 84
4.38%, 05/15/2044 25 31
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 145 160
4.13%, 03/25/2025 155 176
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 275 284
$ 2,476
Healthcare - Services - 0 .66%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 345
Aetna Inc
2.75%, 11/15/2022 250 260
2.80%, 06/15/2023 50 53
3.88%, 08/15/2047 60 72
6.75%, 12/15/2037 205 312
Anthem Inc
2.88%, 09/15/2029 220 242
3.13%, 05/15/2050 75 83
4.10%, 03/01/2028 255 300
4.65%, 01/15/2043 30 40
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 156
HCA Inc
4.75%, 05/01/2023 500 546
5.25%, 06/15/2026 970 1,145
Humana Inc
3.13%, 08/15/2029 70 78
4.50%, 04/01/2025 155 178
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 294
Quest Diagnostics Inc
2.95%, 06/30/2030 155 171
UnitedHealth Group Inc
1.25%, 01/15/2026 155 159
2.38%, 08/15/2024 250 266
2.75%, 05/15/2040 155 170
2.88%, 03/15/2023 250 264
2.88%, 08/15/2029 150 170
2.90%, 05/15/2050 155 173
4.25%, 06/15/2048 110 149
4.45%, 12/15/2048 95 132
$ 5,758
Home Builders - 0 .02%
DR Horton Inc
1.40%, 10/15/2027 150 150
Home Furnishings - 0 .03%
Leggett & Platt Inc
4.40%, 03/15/2029 250 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0 .71%
Allstate Corp/The
0.75%, 12/15/2025 $ 170 $ 170
1.45%, 12/15/2030 170 169
American International Group Inc
3.75%, 07/10/2025 75 84
4.50%, 07/16/2044 75 96
5.75%, 04/01/2048
(f)
400 451
3 Month USD LIBOR + 2.87%
Aon Corp
2.20%, 11/15/2022 60 62
2.80%, 05/15/2030 155 169
Athene Holding Ltd
4.13%, 01/12/2028 575 637
AXA SA
8.60%, 12/15/2030 30 47
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 132
2.85%, 10/15/2050 100 109
4.20%, 08/15/2048 180 242
5.75%, 01/15/2040 25 39
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 63
Brown & Brown Inc
4.50%, 03/15/2029 300 351
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 298
2.70%, 03/13/2023 300 316
CNA Financial Corp
2.05%, 08/15/2030 160 164
Equitable Holdings Inc
4.35%, 04/20/2028 140 166
5.00%, 04/20/2048 90 119
First American Financial Corp
4.60%, 11/15/2024 300 333
Marsh & McLennan Cos Inc
4.90%, 03/15/2049 110 161
MetLife Inc
4.13%, 08/13/2042 250 320
4.60%, 05/13/2046 195 268
4.88%, 11/13/2043 50 71
Progressive Corp/The
4.35%, 04/25/2044 30 40
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 223
5.20%, 03/15/2044
(f)
400 427
3 Month USD LIBOR + 3.04%
W R Berkley Corp
4.00%, 05/12/2050 75 92
Willis North America Inc
2.95%, 09/15/2029 50 55
3.88%, 09/15/2049 140 173
$ 6,214
Internet - 0 .22%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 260 292
Alphabet Inc
1.10%, 08/15/2030 160 159
1.90%, 08/15/2040 160 158
2.25%, 08/15/2060 160 158
Amazon.com Inc
2.50%, 11/29/2022 75 78
2.50%, 06/03/2050 285 301
2.80%, 08/22/2024 75 81
3.80%, 12/05/2024 75 84
4.25%, 08/22/2057 75 107

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Baidu Inc
3.08%, 04/07/2025 $ 200 $ 213
eBay Inc
1.90%, 03/11/2025 155 162
3.45%, 08/01/2024 60 66
4.00%, 07/15/2042 20 23
$ 1,882
Iron & Steel - 0 .10%
Nucor Corp
2.00%, 06/01/2025 155 163
4.00%, 08/01/2023 250 270
Steel Dynamics Inc
1.65%, 10/15/2027 65 66
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 75 80
Vale Overseas Ltd
6.25%, 08/10/2026 200 247
$ 868
Leisure Products & Services - 0 .04%
Harley-Davidson Inc
3.50%, 07/28/2025 300 326
Lodging - 0 .04%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 146
3.50%, 08/18/2026 70 73
3.90%, 08/08/2029 140 147
$ 366
Machinery - Construction & Mining - 0 .12%
Caterpillar Financial Services Corp
0.45%, 09/14/2023 120 120
0.65%, 07/07/2023 160 161
0.80%, 11/13/2025 65 66
1.10%, 09/14/2027 120 121
1.90%, 09/06/2022 360 370
Caterpillar Inc
3.25%, 09/19/2049 145 172
3.80%, 08/15/2042 50 64
$ 1,074
Machinery - Diversified - 0 .19%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 154
Dover Corp
5.38%, 03/01/2041 30 38
John Deere Capital Corp
0.40%, 10/10/2023 130 130
0.70%, 07/05/2023 155 156
1.20%, 04/06/2023 115 118
2.05%, 01/09/2025 155 164
Otis Worldwide Corp
2.06%, 04/05/2025 155 163
2.57%, 02/15/2030 155 167
3.36%, 02/15/2050 155 179
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 350
$ 1,619
Media - 0 .87%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032
(g)
250 250
2.80%, 04/01/2031 110 116
3.70%, 04/01/2051 110 115
3.85%, 04/01/2061
(g)
250 257
4.91%, 07/23/2025 70 81
5.38%, 04/01/2038 50 63
5.75%, 04/01/2048 280 370
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 20 24
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
1.50%, 02/15/2031 $ 160 $ 159
2.35%, 01/15/2027 155 167
2.45%, 08/15/2052 160 157
2.65%, 02/01/2030 115 126
2.65%, 08/15/2062 160 161
3.10%, 04/01/2025 155 170
3.15%, 03/01/2026 75 84
3.25%, 11/01/2039 230 263
3.55%, 05/01/2028 225 260
3.97%, 11/01/2047 105 133
4.05%, 11/01/2052 90 117
4.50%, 01/15/2043 25 33
4.60%, 08/15/2045 270 365
4.65%, 07/15/2042 75 102
Discovery Communications LLC
2.95%, 03/20/2023 40 42
3.63%, 05/15/2030 60 68
3.95%, 06/15/2025 350 393
3.95%, 03/20/2028 500 572
4.00%, 09/15/2055
(e)
91 101
Fox Corp
5.48%, 01/25/2039 110 153
5.58%, 01/25/2049 140 205
Thomson Reuters Corp
5.85%, 04/15/2040 30 42
Time Warner Cable LLC
5.88%, 11/15/2040 260 337
6.55%, 05/01/2037 50 69
7.30%, 07/01/2038 60 88
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 31
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 45
ViacomCBS Inc
4.38%, 03/15/2043 400 465
4.85%, 07/01/2042 300 364
7.88%, 07/30/2030 30 44
Walt Disney Co/The
2.20%, 01/13/2028 155 164
3.38%, 11/15/2026 170 193
3.50%, 05/13/2040 155 181
3.60%, 01/13/2051 155 184
6.40%, 12/15/2035 179 276
$ 7,590
Metal Fabrication & Hardware - 0 .03%
Precision Castparts Corp
3.90%, 01/15/2043 193 227
Mining - 0 .09%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 218
Newmont Corp
3.70%, 03/15/2023 66 70
6.25%, 10/01/2039 100 152
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 45
Southern Copper Corp
5.88%, 04/23/2045 110 156
Teck Resources Ltd
3.90%, 07/15/2030 115 125
$ 766
Miscellaneous Manufacturers - 0 .22%
3M Co
3.25%, 08/26/2049 100 116
Eaton Corp
4.15%, 11/02/2042 95 120

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
General Electric Co
3.10%, 01/09/2023 $ 75 $ 79
3.45%, 05/01/2027 80 88
3.63%, 05/01/2030 140 157
4.13%, 10/09/2042 3 3
4.25%, 05/01/2040 80 91
5.88%, 01/14/2038 420 544
Illinois Tool Works Inc
2.65%, 11/15/2026 90 99
Parker-Hannifin Corp
3.50%, 09/15/2022 30 32
Textron Inc
4.00%, 03/15/2026 500 558
$ 1,887
Oil & Gas - 1 .36%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 207
2.94%, 04/06/2023 130 138
3.00%, 02/24/2050 155 161
3.12%, 05/04/2026 110 122
3.19%, 04/06/2025 215 236
3.54%, 04/06/2027 215 241
3.59%, 04/14/2027 200 226
BP Capital Markets PLC
2.50%, 11/06/2022 75 78
3.28%, 09/19/2027 115 128
3.51%, 03/17/2025 75 83
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 510
Chevron Corp
2.00%, 05/11/2027 155 164
2.98%, 05/11/2040 40 44
Chevron USA Inc
0.43%, 08/11/2023 240 241
1.02%, 08/12/2027 160 160
2.34%, 08/12/2050 160 156
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 209
CNOOC Petroleum North America ULC
7.50%, 07/30/2039 39 64
Devon Energy Corp
5.00%, 06/15/2045 75 85
Diamondback Energy Inc
2.88%, 12/01/2024 150 156
3.25%, 12/01/2026 150 159
Ecopetrol SA
5.88%, 09/18/2023 90 101
5.88%, 05/28/2045 160 190
Equinor ASA
1.75%, 01/22/2026 155 162
3.00%, 04/06/2027 155 172
3.15%, 01/23/2022 525 542
3.25%, 11/18/2049 185 205
3.63%, 04/06/2040 155 185
Exxon Mobil Corp
1.57%, 04/15/2023 235 242
1.90%, 08/16/2022 45 46
2.02%, 08/16/2024 200 210
3.00%, 08/16/2039 150 161
4.23%, 03/19/2040 315 389
Hess Corp
4.30%, 04/01/2027 300 324
7.13%, 03/15/2033 21 27
7.30%, 08/15/2031 109 136
Husky Energy Inc
4.00%, 04/15/2024 500 532
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp
2.80%, 11/01/2022 $ 26 $ 27
3.85%, 06/01/2025 500 526
4.40%, 07/15/2027 300 327
Marathon Petroleum Corp
3.63%, 09/15/2024 145 156
5.00%, 09/15/2054 200 219
Noble Energy Inc
3.25%, 10/15/2029 290 326
Phillips 66
1.30%, 02/15/2026 30 30
2.15%, 12/15/2030 110 109
3.85%, 04/09/2025 95 106
4.30%, 04/01/2022 75 79
5.88%, 05/01/2042 30 41
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 157
Shell International Finance BV
0.38%, 09/15/2023 150 150
2.00%, 11/07/2024 150 158
2.38%, 04/06/2025 105 112
2.38%, 11/07/2029 150 161
2.88%, 05/10/2026 155 171
3.13%, 11/07/2049 150 165
4.38%, 05/11/2045 325 419
Suncor Energy Inc
2.80%, 05/15/2023 155 163
4.00%, 11/15/2047 100 107
6.85%, 06/01/2039 73 98
Total Capital International SA
2.99%, 06/29/2041 115 125
3.13%, 05/29/2050 155 170
3.39%, 06/29/2060 115 131
Valero Energy Corp
1.20%, 03/15/2024 150 150
2.85%, 04/15/2025 150 158
6.63%, 06/15/2037 60 79
7.50%, 04/15/2032 60 83
$ 11,895
Oil & Gas Services - 0 .13%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 78
3.14%, 11/07/2029 150 163
3.34%, 12/15/2027 135 149
Halliburton Co
3.80%, 11/15/2025 14 16
5.00%, 11/15/2045 230 261
7.45%, 09/15/2039 26 36
National Oilwell Varco Inc
3.60%, 12/01/2029 150 152
Schlumberger Investment SA
2.65%, 06/26/2030 160 168
3.65%, 12/01/2023 75 81
$ 1,104
Packaging & Containers - 0 .01%
WRKCo Inc
3.00%, 06/15/2033 80 87
Pharmaceuticals - 1 .61%
AbbVie Inc
2.85%, 05/14/2023 40 42
2.95%, 11/21/2026 300 332
3.60%, 05/14/2025 170 189
3.85%, 06/15/2024 90 99
4.05%, 11/21/2039 375 455
4.25%, 11/14/2028 140 169
4.40%, 11/06/2042 25 31
4.45%, 05/14/2046 270 343

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
4.55%, 03/15/2035 $ 170 $ 215
4.85%, 06/15/2044 30 40
4.88%, 11/14/2048 170 232
AstraZeneca PLC
0.70%, 04/08/2026 120 120
1.38%, 08/06/2030 160 158
2.13%, 08/06/2050 80 76
4.38%, 08/17/2048 60 82
6.45%, 09/15/2037 30 47
Becton Dickinson and Co
4.67%, 06/06/2047 155 204
4.69%, 12/15/2044 59 76
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 65
1.13%, 11/13/2027 120 121
1.45%, 11/13/2030 65 65
2.55%, 11/13/2050 65 67
3.25%, 02/20/2023 85 90
3.45%, 11/15/2027 90 104
3.90%, 02/20/2028 130 154
4.13%, 06/15/2039 195 251
4.25%, 10/26/2049 360 488
4.35%, 11/15/2047 210 286
4.55%, 02/20/2048 220 308
5.00%, 08/15/2045 305 443
Cardinal Health Inc
3.41%, 06/15/2027 400 450
Cigna Corp
3.20%, 03/15/2040 155 172
3.88%, 10/15/2047 185 222
4.13%, 11/15/2025 170 196
4.80%, 08/15/2038 170 222
CVS Health Corp
1.30%, 08/21/2027 160 160
1.75%, 08/21/2030 160 159
2.63%, 08/15/2024 140 150
2.70%, 08/21/2040 160 161
3.00%, 08/15/2026 105 115
3.25%, 08/15/2029 140 156
3.70%, 03/09/2023 229 245
3.88%, 07/20/2025 60 68
4.10%, 03/25/2025 19 21
5.13%, 07/20/2045 430 579
Eli Lilly and Co
2.50%, 09/15/2060 155 157
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 204
3.63%, 05/15/2025 85 96
3.88%, 05/15/2028 165 196
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 151
Johnson & Johnson
0.55%, 09/01/2025 115 115
0.95%, 09/01/2027 115 115
2.10%, 09/01/2040 115 117
2.25%, 09/01/2050 115 117
2.45%, 09/01/2060 115 121
2.95%, 03/03/2027 110 123
3.70%, 03/01/2046 90 116
5.95%, 08/15/2037 75 118
McKesson Corp
0.90%, 12/03/2025
(g),(h)
60 60
4.88%, 03/15/2044 80 99
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 40
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc
0.75%, 02/24/2026 $ 80 $ 80
1.45%, 06/24/2030 210 214
2.35%, 02/10/2022 50 51
2.35%, 06/24/2040 135 141
2.80%, 05/18/2023 75 80
Novartis Capital Corp
2.75%, 08/14/2050 155 170
Pfizer Inc
0.80%, 05/28/2025 100 101
2.55%, 05/28/2040 100 106
3.40%, 05/15/2024 100 110
4.00%, 12/15/2036 45 57
4.20%, 09/15/2048 80 107
4.30%, 06/15/2043 225 296
4.40%, 05/15/2044 75 101
7.20%, 03/15/2039 60 103
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/2050 645 691
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 403
Viatris Inc
1.13%, 06/22/2022
(e)
80 81
2.30%, 06/22/2027
(e)
115 121
2.70%, 06/22/2030
(e)
155 165
3.85%, 06/22/2040
(e)
115 130
4.00%, 06/22/2050
(e)
155 177
Wyeth LLC
5.95%, 04/01/2037 60 90
Zoetis Inc
2.00%, 05/15/2030 85 88
3.00%, 05/15/2050 40 44
$ 14,080
Pipelines - 0 .92%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 329
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 105
Enbridge Inc
2.50%, 01/15/2025 150 158
3.13%, 11/15/2029 150 163
4.25%, 12/01/2026 75 87
Energy Transfer Operating LP
2.90%, 05/15/2025 310 322
3.75%, 05/15/2030 155 160
4.05%, 03/15/2025 300 322
4.20%, 04/15/2027 300 325
5.30%, 04/15/2047 350 372
6.25%, 04/15/2049 155 181
Energy Transfer Partners LP / Regency Energy
Finance Corp
5.00%, 10/01/2022 350 371
Enterprise Products Operating LLC
4.25%, 02/15/2048 250 292
4.45%, 02/15/2043 350 410
6.88%, 03/01/2033 39 54
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 23
Kinder Morgan Inc
2.00%, 02/15/2031 130 129
3.25%, 08/01/2050 130 126
5.05%, 02/15/2046 30 36
MPLX LP
1.75%, 03/01/2026 160 162
4.13%, 03/01/2027 140 158
4.25%, 12/01/2027 300 341

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP   (continued)
4.50%, 04/15/2038 $ 200 $ 222
5.50%, 02/15/2049 130 163
ONEOK Inc
2.20%, 09/15/2025 155 156
2.75%, 09/01/2024 375 392
3.40%, 09/01/2029 350 363
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 30 30
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 84
5.00%, 03/15/2027 375 434
5.63%, 03/01/2025 75 87
Spectra Energy Partners LP
4.75%, 03/15/2024 105 117
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 352
4.88%, 05/15/2048 190 245
Williams Cos Inc/The
3.75%, 06/15/2027 45 51
3.90%, 01/15/2025 500 552
4.00%, 09/15/2025 50 56
6.30%, 04/15/2040 30 39
$ 8,000
Private Equity - 0 .04%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 334
Regional Authority - 0 .29%
Province of Alberta Canada
1.00%, 05/20/2025 310 315
Province of British Columbia Canada
2.00%, 10/23/2022 500 516
6.50%, 01/15/2026 45 58
Province of Manitoba Canada
3.05%, 05/14/2024 30 33
Province of Ontario Canada
1.13%, 10/07/2030 300 297
1.75%, 01/24/2023 315 324
3.20%, 05/16/2024 165 181
3.40%, 10/17/2023 210 228
Province of Quebec Canada
0.60%, 07/23/2025 200 200
1.35%, 05/28/2030 315 322
7.50%, 09/15/2029 36 55
$ 2,529
REITs - 1 .09%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 237
2.75%, 12/15/2029 70 76
4.00%, 02/01/2050 70 86
4.90%, 12/15/2030 80 101
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 160 165
American Tower Corp
0.60%, 01/15/2024 120 120
1.30%, 09/15/2025 80 81
1.88%, 10/15/2030 150 151
2.90%, 01/15/2030 155 169
2.95%, 01/15/2051 60 61
3.50%, 01/31/2023 75 80
4.70%, 03/15/2022 50 53
AvalonBay Communities Inc
2.30%, 03/01/2030 155 164
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 427
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp
1.35%, 07/15/2025 $ 115 $ 117
3.10%, 11/15/2029 125 137
3.20%, 09/01/2024 75 81
3.25%, 01/15/2051 115 122
4.00%, 11/15/2049 95 111
CubeSmart LP
2.00%, 02/15/2031 110 109
Duke Realty LP
1.75%, 07/01/2030 155 156
2.88%, 11/15/2029 75 82
Equinix Inc
1.00%, 09/15/2025 150 150
1.25%, 07/15/2025 155 157
1.80%, 07/15/2027 155 159
2.63%, 11/18/2024 150 160
3.20%, 11/18/2029 130 144
5.38%, 05/15/2027 175 191
Essex Portfolio LP
3.00%, 01/15/2030 140 152
Federal Realty Investment Trust
1.25%, 02/15/2026 115 116
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 150
5.25%, 06/01/2025 400 443
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 150 148
Healthpeak Properties Inc
4.20%, 03/01/2024 200 219
4.25%, 11/15/2023 4 4
Kilroy Realty LP
2.50%, 11/15/2032 160 160
Kimco Realty Corp
2.70%, 03/01/2024 300 317
2.70%, 10/01/2030 160 167
3.70%, 10/01/2049 30 31
Life Storage LP
2.20%, 10/15/2030 75 76
Mid-America Apartments LP
1.70%, 02/15/2031 120 119
National Retail Properties Inc
3.60%, 12/15/2026 300 329
Office Properties Income Trust
4.00%, 07/15/2022 300 304
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 34
4.95%, 04/01/2024 30 33
Prologis LP
1.25%, 10/15/2030 160 158
3.00%, 04/15/2050 180 199
Realty Income Corp
3.25%, 01/15/2031 160 181
4.13%, 10/15/2026 20 23
Simon Property Group LP
2.00%, 09/13/2024 150 156
2.75%, 02/01/2023 250 261
3.50%, 09/01/2025 160 176
4.75%, 03/15/2042 164 195
UDR Inc
3.20%, 01/15/2030 145 162
4.00%, 10/01/2025 200 227
Ventas Realty LP
3.75%, 05/01/2024 500 543
VEREIT Operating Partnership LP
2.20%, 06/15/2028 65 65
Welltower Inc
3.63%, 03/15/2024 120 131
4.13%, 03/15/2029 300 345

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
WP Carey Inc
2.40%, 02/01/2031 $ 65 $ 66
$ 9,537
Retail - 0 .52%
AutoZone Inc
1.65%, 01/15/2031 160 157
Costco Wholesale Corp
2.30%, 05/18/2022 200 206
Dollar Tree Inc
4.20%, 05/15/2028 130 154
Home Depot Inc/The
2.70%, 04/01/2023 50 52
3.13%, 12/15/2049 235 270
4.25%, 04/01/2046 180 239
Kohl's Corp
4.25%, 07/17/2025 300 320
Lowe's Cos Inc
1.30%, 04/15/2028 130 130
1.70%, 10/15/2030 130 131
2.50%, 04/15/2026 90 97
3.38%, 09/15/2025 50 56
3.65%, 04/05/2029 135 157
3.70%, 04/15/2046 20 24
4.55%, 04/05/2049 135 182
5.00%, 04/15/2040 155 210
McDonald's Corp
2.63%, 09/01/2029 140 153
3.25%, 06/10/2024 175 191
3.70%, 01/30/2026 150 170
3.70%, 02/15/2042 300 354
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 75
Starbucks Corp
1.30%, 05/07/2022 185 187
TJX Cos Inc/The
1.15%, 05/15/2028 65 65
1.60%, 05/15/2031 65 65
Walgreens Boots Alliance Inc
4.80%, 11/18/2044 155 178
Walmart Inc
2.35%, 12/15/2022 220 229
3.95%, 06/28/2038 195 253
5.25%, 09/01/2035 40 59
5.63%, 04/01/2040 40 61
5.63%, 04/15/2041 60 94
$ 4,519
Semiconductors - 0 .72%
Applied Materials Inc
4.35%, 04/01/2047 45 62
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 730
Broadcom Inc
2.25%, 11/15/2023 395 413
3.15%, 11/15/2025 590 641
3.63%, 10/15/2024 415 455
4.15%, 11/15/2030 590 685
4.75%, 04/15/2029 355 422
Intel Corp
2.88%, 05/11/2024 105 113
3.15%, 05/11/2027 150 169
3.40%, 03/25/2025 155 173
3.73%, 12/08/2047 105 129
3.75%, 03/25/2027 155 180
4.60%, 03/25/2040 155 208
Micron Technology Inc
4.19%, 02/15/2027 405 468
4.64%, 02/06/2024 300 334
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(e)
$ 80 $ 87
QUALCOMM Inc
1.30%, 05/20/2028
(e)
327 328
1.65%, 05/20/2032
(e)
243 244
4.80%, 05/20/2045 110 158
Texas Instruments Inc
1.75%, 05/04/2030 50 52
4.15%, 05/15/2048 165 228
$ 6,279
Software - 0 .49%
Activision Blizzard Inc
1.35%, 09/15/2030 80 79
2.50%, 09/15/2050 160 154
Fiserv Inc
3.50%, 10/01/2022 30 31
3.50%, 07/01/2029 300 344
Intuit Inc
1.35%, 07/15/2027 160 163
Microsoft Corp
2.53%, 06/01/2050 311 335
2.68%, 06/01/2060 149 164
3.30%, 02/06/2027 140 160
3.95%, 08/08/2056 141 194
4.10%, 02/06/2037 176 231
Oracle Corp
2.40%, 09/15/2023 75 79
2.50%, 10/15/2022 75 78
2.50%, 04/01/2025 155 166
2.63%, 02/15/2023 370 387
2.80%, 04/01/2027 155 171
2.95%, 11/15/2024 85 92
2.95%, 05/15/2025 105 115
2.95%, 04/01/2030 155 174
3.40%, 07/08/2024 145 159
3.60%, 04/01/2040 155 181
3.90%, 05/15/2035 130 160
4.00%, 11/15/2047 75 92
4.30%, 07/08/2034 75 96
4.38%, 05/15/2055 150 196
4.50%, 07/08/2044 50 65
6.13%, 07/08/2039 60 92
ServiceNow Inc
1.40%, 09/01/2030 160 156
$ 4,314
Sovereign - 1 .65%
Colombia Government International Bond
2.63%, 03/15/2023 500 513
3.13%, 04/15/2031 315 331
5.00%, 06/15/2045 200 240
5.63%, 02/26/2044 250 318
Export Development Canada
1.38%, 02/24/2023 250 256
Hungary Government International Bond
5.38%, 03/25/2024 600 685
Indonesia Government International Bond
3.70%, 10/30/2049 200 222
4.75%, 02/11/2029 300 365
Israel Government International Bond
3.88%, 07/03/2050 200 239
Japan Bank for International Cooperation
0.38%, 09/15/2023 460 460
0.63%, 05/22/2023 200 201
1.63%, 10/17/2022 200 205
1.88%, 07/21/2026 264 280
3.00%, 05/29/2024 300 326

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Korea International Bond
1.00%, 09/16/2030 $ 200 $ 196
3.88%, 09/20/2048 250 340
Mexico Government International Bond
3.25%, 04/16/2030
(i)
200 212
3.63%, 03/15/2022 80 83
3.75%, 01/11/2028 225 249
3.90%, 04/27/2025 600 665
4.50%, 04/22/2029 300 346
4.50%, 01/31/2050 200 227
4.60%, 01/23/2046 200 227
4.60%, 02/10/2048 300 341
4.75%, 03/08/2044 150 173
5.75%, 10/12/2110 100 125
Panama Government International Bond
3.16%, 01/23/2030 200 219
3.75%, 03/16/2025 200 219
4.50%, 04/16/2050 200 253
Peruvian Government International Bond
1.86%, 12/01/2032
(g)
60 60
2.78%, 12/01/2060
(g)
60 59
5.63%, 11/18/2050 150 229
8.75%, 11/21/2033 180 300
Philippine Government International Bond
3.00%, 02/01/2028 300 332
3.70%, 03/01/2041 400 466
7.75%, 01/14/2031 290 444
10.63%, 03/16/2025 275 390
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 210
5.38%, 06/15/2033 205 265
6.88%, 09/27/2023 350 408
Svensk Exportkredit AB
0.50%, 08/26/2025 320 319
2.88%, 03/14/2023 210 222
Tennessee Valley Authority
3.50%, 12/15/2042 100 126
4.25%, 09/15/2065 115 173
5.25%, 09/15/2039 250 378
5.38%, 04/01/2056 61 103
5.88%, 04/01/2036 325 500
6.75%, 11/01/2025 57 74
Uruguay Government International Bond
4.13%, 11/20/2045 136 165
4.38%, 10/27/2027 135 158
5.10%, 06/18/2050 200 275
7.63%, 03/21/2036 150 238
$ 14,410
Supranational Bank - 1 .65%
Asian Development Bank
0.25%, 10/06/2023 450 449
0.38%, 09/03/2025 310 309
2.13%, 03/19/2025 300 322
2.38%, 08/10/2027 500 554
2.75%, 03/17/2023 670 709
2.75%, 01/19/2028
(i)
130 148
5.82%, 06/16/2028 39 52
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 305 304
Corp Andina de Fomento
3.25%, 02/11/2022 595 613
4.38%, 06/15/2022 234 245
Council Of Europe Development Bank
1.38%, 02/27/2025 310 322
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 315 315
1.88%, 02/23/2022 500 510
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank
0.38%, 12/15/2025 $ 305 $ 304
0.63%, 10/21/2027 60 60
1.63%, 03/14/2025 80 84
1.88%, 02/10/2025 250 265
2.25%, 03/15/2022 500 513
2.38%, 05/24/2027 650 720
2.50%, 03/15/2023 440 463
2.88%, 12/15/2021 600 617
FMS Wertmanagement
2.00%, 08/01/2022 225 232
Inter-American Development Bank
0.25%, 11/15/2023 310 310
0.63%, 09/16/2027 305 302
1.75%, 03/14/2025 230 243
2.13%, 01/18/2022 500 511
2.13%, 01/15/2025 500 535
2.38%, 07/07/2027 250 276
4.38%, 01/24/2044 50 76
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 60 60
0.50%, 10/28/2025 200 200
0.75%, 11/24/2027 120 120
0.75%, 08/26/2030 310 304
1.63%, 01/15/2025 470 493
1.75%, 10/23/2029 200 214
2.50%, 03/19/2024 115 123
2.50%, 07/29/2025 270 295
3.00%, 09/27/2023 300 323
7.63%, 01/19/2023 933 1,079
International Finance Corp
0.38%, 07/16/2025 315 314
Nordic Investment Bank
0.38%, 09/11/2025 230 229
1.38%, 10/17/2022 255 260
$ 14,377
Telecommunications - 1 .38%
America Movil SAB de CV
6.13%, 03/30/2040 450 670
AT&T Inc
1.65%, 02/01/2028 200 203
2.25%, 02/01/2032 145 146
3.00%, 06/30/2022 90 93
3.10%, 02/01/2043 145 149
3.50%, 09/15/2053
(e)
1,227 1,252
3.55%, 09/15/2055
(e)
815 835
3.65%, 09/15/2059
(e)
699 708
Cisco Systems Inc
5.50%, 01/15/2040 60 91
Juniper Networks Inc
4.35%, 06/15/2025 200 226
Orange SA
5.38%, 01/13/2042 30 43
Rogers Communications Inc
3.70%, 11/15/2049 190 227
5.00%, 03/15/2044 200 272
7.50%, 08/15/2038 250 400
T-Mobile USA Inc
1.50%, 02/15/2026
(e)
310 315
2.05%, 02/15/2028
(e)
310 319
2.25%, 11/15/2031
(e)
150 152
3.00%, 02/15/2041
(e)
150 155
3.30%, 02/15/2051
(e)
150 157
3.50%, 04/15/2025
(e)
155 171
3.75%, 04/15/2027
(e)
315 356
4.38%, 04/15/2040
(e)
155 189

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
0.85%, 11/20/2025 $ 65 $ 65
1.50%, 09/18/2030 180 178
1.68%, 10/30/2030
(e)
2,626 2,635
1.75%, 01/20/2031 135 137
2.65%, 11/20/2040 50 52
2.88%, 11/20/2050 135 141
2.99%, 10/30/2056
(e)
89 94
3.00%, 11/20/2060 65 68
3.85%, 11/01/2042 90 109
4.33%, 09/21/2028 60 73
4.52%, 09/15/2048 231 311
4.81%, 03/15/2039 75 100
Vodafone Group PLC
3.75%, 01/16/2024 75 82
4.13%, 05/30/2025 75 86
4.25%, 09/17/2050 250 306
5.00%, 05/30/2038 80 104
6.15%, 02/27/2037 240 345
$ 12,015
Transportation - 0 .53%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 155 194
4.15%, 04/01/2045 200 263
4.40%, 03/15/2042 30 40
5.40%, 06/01/2041 400 582
Canadian Pacific Railway Co
6.13%, 09/15/2115 75 121
CSX Corp
2.40%, 02/15/2030 60 65
3.35%, 09/15/2049 60 69
3.80%, 03/01/2028 75 88
4.30%, 03/01/2048 200 264
FedEx Corp
3.88%, 08/01/2042 30 35
4.55%, 04/01/2046 500 643
Norfolk Southern Corp
2.55%, 11/01/2029 150 163
3.25%, 12/01/2021 40 41
3.94%, 11/01/2047 192 238
4.84%, 10/01/2041 30 41
Ryder System Inc
2.90%, 12/01/2026 150 163
Union Pacific Corp
2.97%, 09/16/2062
(e)
90 96
3.55%, 08/15/2039 435 509
3.84%, 03/20/2060 220 271
3.95%, 09/10/2028 140 166
United Parcel Service Inc
2.50%, 09/01/2029 125 137
3.40%, 09/01/2049 180 223
3.90%, 04/01/2025 155 175
4.88%, 11/15/2040 30 41
$ 4,628
Water - 0 .02%
American Water Capital Corp
3.75%, 09/01/2047 140 172
6.59%, 10/15/2037 13 20
$ 192
TOTAL BONDS $ 277,726
MUNICIPAL BONDS - 0 .50%
Principal
Amount (000's) Value (000's)
California - 0 .16%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 302
6.91%, 10/01/2050 125 229
California State University
2.98%, 11/01/2051 155 160
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 $ 20 $ 30
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 32
State of California
3.50%, 04/01/2028 115 134
7.30%, 10/01/2039 300 494
$ 1,381
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 155 233
Illinois - 0 .14%
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 41
6.90%, 12/01/2040 300 425
State of Illinois
4.95%, 06/01/2023 60 62
5.10%, 06/01/2033 700 702
$ 1,230
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(k)
50 49
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(k)
250 313
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 187
$ 549
New York - 0 .04%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 326
Ohio - 0 .01%
Ohio State University/The
4.91%, 06/01/2040 50 70
Texas - 0 .03%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 42
State of Texas
4.68%, 04/01/2040 160 214
$ 256
Wisconsin - 0 .04%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(k)
285 335
TOTAL MUNICIPAL BONDS $ 4,380
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65 .66%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .53%
2.00%, 09/01/2031 $ 126 $ 132
2.00%, 12/01/2031 165 173
2.50%, 08/01/2028 124 129
2.50%, 01/01/2030 371 387
2.50%, 01/01/2031 328 342
2.50%, 02/01/2031 329 343
2.50%, 12/01/2031 528 551
2.50%, 01/01/2032 554 578
2.50%, 03/01/2032 167 174
2.50%, 11/01/2036 107 112
3.00%, 11/01/2028 249 265
3.00%, 04/01/2029 222 233
3.00%, 09/01/2029 206 216

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2029 $ 304 $ 319
3.00%, 11/01/2029 139 146
3.00%, 01/01/2030 120 126
3.00%, 11/01/2030 118 126
3.00%, 03/01/2031 79 83
3.00%, 05/01/2032 340 360
3.00%, 03/01/2033 187 200
3.00%, 04/01/2033 48 51
3.00%, 09/01/2036 157 166
3.00%, 09/01/2036 81 87
3.00%, 02/01/2037 165 173
3.00%, 10/01/2042 292 310
3.00%, 11/01/2042 513 546
3.00%, 02/01/2043 477 507
3.00%, 08/01/2043 635 675
3.00%, 08/01/2043 766 814
3.00%, 09/01/2043 132 140
3.00%, 10/01/2043 104 110
3.00%, 01/01/2045 91 96
3.00%, 06/01/2046 326 343
3.00%, 10/01/2046 175 187
3.00%, 02/01/2047 288 304
3.50%, 12/01/2031 229 245
3.50%, 05/01/2034 216 233
3.50%, 05/01/2034 75 81
3.50%, 11/01/2034 89 95
3.50%, 01/01/2035 189 203
3.50%, 06/01/2035 157 170
3.50%, 03/01/2037 318 337
3.50%, 04/01/2037 77 82
3.50%, 06/01/2037 150 160
3.50%, 06/01/2042 132 142
3.50%, 06/01/2042 607 654
3.50%, 06/01/2042 488 525
3.50%, 07/01/2042 1,292 1,387
3.50%, 10/01/2042 742 806
3.50%, 02/01/2045 114 122
3.50%, 03/01/2045 277 296
3.50%, 06/01/2045 296 316
3.50%, 07/01/2045 284 303
3.50%, 06/01/2046 386 409
3.50%, 08/01/2046 225 240
3.50%, 09/01/2046 465 493
4.00%, 12/01/2024 86 91
4.00%, 12/01/2030 20 22
4.00%, 11/01/2033 142 155
4.00%, 07/01/2034 97 106
4.00%, 04/01/2038 208 225
4.00%, 12/01/2040 194 213
4.00%, 02/01/2044 167 185
4.00%, 04/01/2044 215 235
4.00%, 07/01/2044 267 290
4.00%, 09/01/2044 94 102
4.00%, 11/01/2044 322 354
4.00%, 01/01/2045 285 311
4.00%, 08/01/2045 399 434
4.00%, 11/01/2045 57 61
4.00%, 12/01/2045 78 85
4.00%, 02/01/2046 112 122
4.00%, 05/01/2046 203 222
4.50%, 10/01/2030 86 95
4.50%, 05/01/2031 10 11
4.50%, 02/01/2041 139 154
4.50%, 09/01/2043 101 113
4.50%, 12/01/2043 168 187
4.50%, 03/01/2044 344 386
4.50%, 04/01/2044 154 173
4.50%, 09/01/2044 231 259
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 10/01/2044 $ 91 $ 100
4.50%, 03/01/2047 132 145
4.50%, 07/01/2047 106 116
4.50%, 11/01/2047 27 29
4.50%, 05/01/2049 5,513 5,985
5.00%, 11/01/2035 73 84
5.00%, 12/01/2036 202 235
5.00%, 08/01/2039 101 117
5.00%, 12/01/2041 96 109
5.00%, 02/01/2042 439 509
5.00%, 04/01/2044 97 110
5.00%, 02/01/2048 138 153
5.00%, 07/01/2048 72 79
5.50%, 06/01/2034 100 116
5.50%, 07/01/2038 107 126
5.50%, 07/01/2038 78 89
5.50%, 12/01/2038 198 232
5.50%, 10/01/2039 334 392
5.50%, 06/01/2041 121 142
6.00%, 04/01/2038 347 408
6.00%, 11/01/2038 107 125
$ 30,795
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .15%
2.00%, 09/01/2029 287 301
2.00%, 05/01/2030 118 123
2.00%, 12/01/2031 225 235
2.00%, 02/01/2032 135 141
2.00%, 12/01/2035
(l)
4,000 4,165
2.00%, 12/01/2050
(l)
4,500 4,674
2.50%, 01/01/2028 115 120
2.50%, 07/01/2028 302 314
2.50%, 07/01/2028 111 116
2.50%, 11/01/2028 371 386
2.50%, 09/01/2029 236 246
2.50%, 02/01/2030 96 100
2.50%, 03/01/2030 281 293
2.50%, 05/01/2030 274 286
2.50%, 07/01/2030 128 133
2.50%, 08/01/2030 352 366
2.50%, 08/01/2030 283 294
2.50%, 12/01/2030 382 398
2.50%, 03/01/2031 323 336
2.50%, 07/01/2031 365 380
2.50%, 11/01/2031 532 555
2.50%, 12/01/2031 107 112
2.50%, 01/01/2032 157 164
2.50%, 03/01/2032 176 184
2.50%, 07/01/2033 15 16
2.50%, 02/01/2035 2,071 2,154
2.50%, 10/01/2036 51 53
2.50%, 10/01/2036 137 143
2.50%, 12/01/2036 141 148
2.50%, 07/01/2040 3,067 3,223
2.50%, 01/01/2043 136 145
2.50%, 05/01/2043 146 155
2.50%, 10/01/2043 118 125
2.50%, 08/01/2046 104 109
2.50%, 12/01/2046 179 190
2.50%, 12/01/2046 148 157
2.50%, 12/01/2050
(l)
21,500 22,528
3.00%, 04/01/2027 93 98
3.00%, 01/01/2029 82 87
3.00%, 02/01/2029 74 78
3.00%, 12/01/2029 167 175
3.00%, 12/01/2029 84 88
3.00%, 01/01/2030 370 387
3.00%, 01/01/2030 431 452

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 06/01/2030 $ 265 $ 277
3.00%, 09/01/2030 91 96
3.00%, 10/01/2030 401 420
3.00%, 11/01/2030 429 450
3.00%, 12/01/2030 81 85
3.00%, 03/01/2031 240 252
3.00%, 04/01/2031 90 94
3.00%, 09/01/2031 425 446
3.00%, 12/01/2031 186 195
3.00%, 01/01/2033 45 47
3.00%, 04/01/2033 45 48
3.00%, 08/01/2034 474 507
3.00%, 05/01/2035 493 517
3.00%, 06/01/2040 2,792 2,952
3.00%, 04/01/2043 271 288
3.00%, 04/01/2043 479 508
3.00%, 04/01/2043 132 140
3.00%, 05/01/2043 519 558
3.00%, 05/01/2043 117 124
3.00%, 05/01/2043 220 233
3.00%, 07/01/2043 121 129
3.00%, 07/01/2043 587 622
3.00%, 08/01/2043 650 690
3.00%, 08/01/2043 84 89
3.00%, 10/01/2043 582 618
3.00%, 10/01/2043 337 358
3.00%, 11/01/2043 148 157
3.00%, 01/01/2045 785 834
3.00%, 05/01/2046 188 197
3.00%, 05/01/2046 163 171
3.00%, 10/01/2046 735 771
3.00%, 09/01/2049 2,479 2,598
3.00%, 10/01/2049 3,178 3,339
3.00%, 10/01/2049 2,595 2,718
3.00%, 11/01/2049 1,550 1,626
3.00%, 11/01/2049 2,845 3,042
3.00%, 11/01/2049 7,698 8,063
3.00%, 03/01/2050 5,782 6,124
3.50%, 12/01/2026 143 151
3.50%, 03/01/2029 121 129
3.50%, 09/01/2029 151 161
3.50%, 11/01/2030 102 109
3.50%, 04/01/2032 21 22
3.50%, 07/01/2032 17 19
3.50%, 09/01/2032 19 21
3.50%, 12/01/2032 2,596 2,798
3.50%, 10/01/2033 11 12
3.50%, 05/01/2034 61 66
3.50%, 06/01/2034 43 47
3.50%, 07/01/2034 268 289
3.50%, 09/01/2034 205 220
3.50%, 10/01/2034 66 70
3.50%, 12/01/2035 344 370
3.50%, 02/01/2036 75 80
3.50%, 07/01/2036 113 121
3.50%, 08/01/2036 122 131
3.50%, 02/01/2037 61 65
3.50%, 05/01/2037 92 98
3.50%, 06/01/2038 151 159
3.50%, 07/01/2038 145 153
3.50%, 03/01/2041 31 33
3.50%, 02/01/2042 321 348
3.50%, 03/01/2042 73 79
3.50%, 05/01/2042 443 477
3.50%, 06/01/2042 408 439
3.50%, 07/01/2042 74 80
3.50%, 10/01/2042 585 629
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2043 $ 544 $ 585
3.50%, 05/01/2043 531 570
3.50%, 05/01/2043 372 403
3.50%, 06/01/2043 102 111
3.50%, 08/01/2043 401 431
3.50%, 09/01/2043 1,237 1,343
3.50%, 01/01/2044 1,309 1,438
3.50%, 01/01/2044 132 142
3.50%, 07/01/2044 623 673
3.50%, 10/01/2044 233 250
3.50%, 11/01/2044 261 278
3.50%, 12/01/2044 362 387
3.50%, 02/01/2045 412 441
3.50%, 02/01/2045 255 270
3.50%, 04/01/2045 230 246
3.50%, 04/01/2045 383 417
3.50%, 10/01/2045 136 146
3.50%, 10/01/2045 156 166
3.50%, 11/01/2045 200 215
3.50%, 11/01/2045 321 343
3.50%, 12/01/2045 387 413
3.50%, 12/01/2045 23 25
3.50%, 12/01/2045 183 195
3.50%, 01/01/2046 443 473
3.50%, 03/01/2046 115 123
3.50%, 03/01/2046 517 552
3.50%, 05/01/2046 86 92
3.50%, 06/01/2046 122 131
3.50%, 07/01/2046 452 481
3.50%, 12/01/2046 343 365
3.50%, 03/01/2047 297 317
3.50%, 07/01/2049 2,660 2,811
3.50%, 08/01/2049 1,649 1,739
3.50%, 11/01/2049 4,777 5,078
3.50%, 11/01/2049 3,005 3,165
4.00%, 12/01/2024 138 146
4.00%, 04/01/2029 8 8
4.00%, 12/01/2030 10 11
4.00%, 03/01/2031 531 565
4.00%, 03/01/2031 81 86
4.00%, 11/01/2031 14 15
4.00%, 11/01/2033 238 260
4.00%, 11/01/2033 56 59
4.00%, 10/01/2034 149 162
4.00%, 02/01/2036 210 229
4.00%, 01/01/2037 72 79
4.00%, 10/01/2037 116 125
4.00%, 03/01/2038 50 53
4.00%, 07/01/2038 205 220
4.00%, 12/01/2038 135 145
4.00%, 01/01/2039 181 194
4.00%, 09/01/2040 86 94
4.00%, 01/01/2041 85 93
4.00%, 02/01/2041 30 33
4.00%, 12/01/2041 138 151
4.00%, 06/01/2042 119 131
4.00%, 06/01/2042 224 246
4.00%, 07/01/2042 686 754
4.00%, 12/01/2042 240 261
4.00%, 11/01/2043 318 346
4.00%, 09/01/2044 122 133
4.00%, 11/01/2044 135 145
4.00%, 01/01/2045 114 125
4.00%, 04/01/2045 302 327
4.00%, 08/01/2045 127 139
4.00%, 11/01/2045 445 484
4.00%, 07/01/2046 110 119

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 05/01/2048 $ 264 $ 290
4.00%, 04/01/2049 614 656
4.00%, 07/01/2049 2,281 2,435
4.00%, 08/01/2049 3,200 3,412
4.00%, 10/01/2049 4,302 4,667
4.00%, 11/01/2049 2,450 2,620
4.00%, 04/01/2050 3,431 3,729
4.50%, 08/01/2023 64 69
4.50%, 06/01/2029 18 20
4.50%, 07/01/2029 4 4
4.50%, 08/01/2030 10 11
4.50%, 01/01/2034 29 32
4.50%, 04/01/2039 112 125
4.50%, 09/01/2040 217 243
4.50%, 05/01/2041 277 311
4.50%, 09/01/2041 359 404
4.50%, 11/01/2043 223 250
4.50%, 11/01/2043 146 164
4.50%, 01/01/2044 207 231
4.50%, 02/01/2044 66 74
4.50%, 04/01/2044 282 316
4.50%, 04/01/2044 161 180
4.50%, 05/01/2044 57 63
4.50%, 08/01/2044 246 276
4.50%, 08/01/2044 70 75
4.50%, 10/01/2044 142 159
4.50%, 04/01/2045 85 92
4.50%, 04/01/2046 73 81
4.50%, 05/01/2046 146 162
4.50%, 01/01/2047 333 367
4.50%, 01/01/2047 104 115
5.00%, 12/01/2025 23 25
5.00%, 01/01/2039 481 557
5.00%, 07/01/2039 197 229
5.00%, 02/01/2041 98 114
5.00%, 02/01/2041 153 177
5.00%, 04/01/2041 341 395
5.00%, 05/01/2042 189 219
5.00%, 07/01/2042 89 103
5.00%, 03/01/2044 74 83
5.00%, 05/01/2044 118 132
5.00%, 02/01/2045 165 191
5.00%, 06/01/2045 467 542
5.00%, 06/01/2048 146 162
5.00%, 08/01/2048 98 109
5.50%, 12/01/2027 36 41
5.50%, 03/01/2038 107 126
5.50%, 05/01/2038 119 140
5.50%, 06/01/2038 163 192
5.50%, 09/01/2038 259 307
5.50%, 11/01/2038 134 158
5.50%, 04/01/2039 133 157
5.50%, 04/01/2040 159 185
6.00%, 04/01/2026 20 22
6.00%, 10/01/2036 115 137
$ 149,581
Government National Mortgage Association (GNMA) - 6 .30%
2.50%, 06/20/2027 112 117
2.50%, 12/20/2030 105 110
2.50%, 03/20/2031 171 178
2.50%, 07/20/2043 132 141
2.50%, 12/20/2046 396 419
2.50%, 01/20/2047 130 138
2.50%, 12/01/2050 7,500 7,903
3.00%, 02/15/2027 66 69
3.00%, 08/20/2029 79 83
3.00%, 09/20/2029 91 96
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2030 $ 73 $ 77
3.00%, 01/20/2031 78 82
3.00%, 07/20/2032 103 109
3.00%, 09/20/2042 72 77
3.00%, 11/20/2042 536 572
3.00%, 12/20/2042 400 427
3.00%, 01/20/2043 389 416
3.00%, 03/20/2043 497 530
3.00%, 03/20/2043 88 95
3.00%, 03/20/2043 465 501
3.00%, 04/20/2043 620 662
3.00%, 06/20/2043 552 589
3.00%, 08/20/2043 600 639
3.00%, 05/20/2044 231 247
3.00%, 12/15/2044 59 61
3.00%, 12/20/2044 620 662
3.00%, 01/15/2045 77 80
3.00%, 01/15/2045 65 67
3.00%, 02/20/2045 65 70
3.00%, 05/20/2045 429 458
3.00%, 06/20/2045 175 187
3.00%, 07/20/2045 1,251 1,331
3.00%, 08/20/2045 575 612
3.00%, 09/20/2045 246 262
3.00%, 10/20/2045 527 560
3.00%, 12/20/2045 291 310
3.00%, 01/20/2046 133 141
3.00%, 03/20/2046 556 591
3.00%, 04/20/2046 1,255 1,334
3.00%, 05/20/2046 914 972
3.00%, 06/20/2046 886 942
3.00%, 07/20/2046 2,023 2,150
3.00%, 08/20/2046 835 888
3.00%, 09/20/2046 631 671
3.00%, 10/20/2046 472 501
3.00%, 11/20/2046 726 783
3.00%, 12/15/2046 153 159
3.50%, 05/20/2042 149 162
3.50%, 06/20/2042 151 164
3.50%, 07/20/2042 597 650
3.50%, 09/20/2042 456 496
3.50%, 10/20/2042 330 360
3.50%, 11/20/2042 287 312
3.50%, 12/20/2042 294 320
3.50%, 01/20/2043 480 523
3.50%, 02/20/2043 767 843
3.50%, 03/20/2043 521 567
3.50%, 04/15/2043 292 315
3.50%, 04/20/2043 352 384
3.50%, 05/20/2043 229 250
3.50%, 07/20/2043 299 325
3.50%, 08/20/2043 748 813
3.50%, 09/20/2043 529 576
3.50%, 10/20/2043 250 272
3.50%, 09/20/2044 229 247
3.50%, 10/20/2044 265 287
3.50%, 11/20/2044 259 279
3.50%, 12/20/2044 267 287
3.50%, 01/20/2045 262 282
3.50%, 02/20/2045 354 383
3.50%, 03/15/2045 63 67
3.50%, 03/20/2045 451 484
3.50%, 04/15/2045 30 32
3.50%, 04/20/2045 367 407
3.50%, 04/20/2045 276 296
3.50%, 05/20/2045 457 492
3.50%, 06/20/2045 69 74
3.50%, 07/20/2045 388 416

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 08/20/2045 $ 415 $ 445
3.50%, 09/20/2045 402 432
3.50%, 10/20/2045 364 395
3.50%, 11/20/2045 635 681
3.50%, 12/20/2045 467 501
3.50%, 02/20/2046 393 422
3.50%, 08/15/2046 141 151
3.50%, 09/15/2046 89 95
3.50%, 01/15/2048 91 96
3.50%, 09/15/2048 96 110
4.00%, 11/20/2043 456 502
4.00%, 02/20/2044 185 203
4.00%, 05/15/2044 97 104
4.00%, 05/20/2044 107 117
4.00%, 07/20/2044 31 34
4.00%, 08/20/2044 232 254
4.00%, 09/20/2044 206 225
4.00%, 10/20/2044 765 838
4.00%, 11/15/2044 79 86
4.00%, 11/20/2044 151 166
4.00%, 12/20/2044 275 301
4.00%, 01/20/2045 117 128
4.00%, 03/20/2045 173 190
4.00%, 08/20/2045 236 257
4.00%, 09/15/2045 75 80
4.00%, 09/20/2045 279 304
4.00%, 10/20/2045 347 380
4.00%, 11/20/2045 472 515
4.00%, 12/15/2045 96 103
4.00%, 01/20/2046 558 609
4.00%, 02/20/2046 87 95
4.00%, 04/20/2046 334 364
4.00%, 10/20/2046 95 104
4.00%, 11/20/2046 444 483
4.00%, 01/20/2047 28 30
4.00%, 02/20/2047 464 501
4.00%, 03/20/2047 329 355
4.00%, 05/20/2047 112 121
4.00%, 11/20/2047 756 817
4.50%, 03/15/2039 154 172
4.50%, 03/15/2040 209 233
4.50%, 07/15/2040 209 233
4.50%, 02/20/2041 33 37
4.50%, 03/20/2041 26 28
4.50%, 05/15/2045 138 154
4.50%, 09/15/2045 70 77
4.50%, 12/20/2046 292 325
4.50%, 03/15/2047 191 211
4.50%, 10/15/2047 146 161
5.00%, 05/15/2033 143 166
5.00%, 07/20/2038 128 147
5.00%, 10/15/2038 192 222
5.00%, 04/20/2039 87 100
5.00%, 10/15/2041 131 146
5.00%, 01/20/2045 148 170
5.00%, 02/20/2046 50 57
5.00%, 12/20/2046 129 149
5.00%, 08/20/2048 67 73
5.00%, 10/20/2048 254 279
5.50%, 03/15/2038 114 127
5.50%, 02/15/2039 63 70
5.50%, 06/15/2040 176 196
5.50%, 07/20/2044 114 134
5.50%, 09/20/2044 157 187
5.50%, 12/20/2048 38 41
$ 54,923
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 38 .68%
0.13%, 09/30/2022 $ 1,695 $ 1,694
0.13%, 10/31/2022 1,835 1,834
0.25%, 06/30/2025 1,585 1,579
0.25%, 10/31/2025 6,100 6,068
0.38%, 07/31/2027 1,200 1,184
0.38%, 09/30/2027 1,710 1,685
0.50%, 03/31/2025 375 378
0.50%, 04/30/2027 450 449
0.50%, 05/31/2027 555 553
0.50%, 06/30/2027 745 742
0.50%, 10/31/2027 5,100 5,063
0.63%, 05/15/2030 3,070 3,018
0.63%, 08/15/2030 3,155 3,094
0.88%, 11/15/2030 3,500 3,508
1.13%, 02/28/2022 1,645 1,666
1.13%, 02/28/2027 4,125 4,277
1.13%, 05/15/2040 1,260 1,213
1.13%, 08/15/2040 1,965 1,886
1.25%, 08/31/2024 3,140 3,257
1.25%, 05/15/2050 2,980 2,749
1.38%, 01/31/2022 4,630 4,697
1.38%, 08/31/2023 315 325
1.38%, 11/15/2040 2,100 2,101
1.38%, 08/15/2050 1,610 1,533
1.50%, 01/31/2022 3,800 3,861
1.50%, 08/15/2022 2,200 2,251
1.50%, 09/15/2022 5,465 5,596
1.50%, 02/28/2023 2,090 2,153
1.50%, 03/31/2023 3,520 3,630
1.50%, 09/30/2024 525 550
1.50%, 10/31/2024 930 975
1.50%, 08/15/2026 5,875 6,220
1.50%, 02/15/2030 2,060 2,191
1.63%, 11/15/2022 2,175 2,238
1.63%, 04/30/2023 1,875 1,941
1.63%, 05/31/2023 3,000 3,109
1.63%, 10/31/2023 3,270 3,408
1.63%, 02/15/2026 2,808 2,986
1.63%, 05/15/2026 5,851 6,229
1.63%, 11/30/2026 2,340 2,496
1.63%, 08/15/2029 1,600 1,719
1.63%, 11/15/2050 2,000 2,021
1.75%, 05/31/2022 3,370 3,452
1.75%, 06/15/2022 510 523
1.75%, 09/30/2022 415 427
1.75%, 01/31/2023 2,110 2,183
1.75%, 05/15/2023 4,000 4,155
1.88%, 01/31/2022 1,450 1,480
1.88%, 02/28/2022 3,370 3,443
1.88%, 03/31/2022 1,535 1,571
1.88%, 05/31/2022 1,245 1,278
1.88%, 07/31/2022 2,850 2,932
1.88%, 09/30/2022 3,210 3,311
1.88%, 10/31/2022 80 83
1.88%, 08/31/2024 2,065 2,190
1.88%, 07/31/2026 1,340 1,447
2.00%, 02/15/2022 4,000 4,092
2.00%, 10/31/2022 1,975 2,045
2.00%, 11/30/2022 2,180 2,260
2.00%, 05/31/2024 4,660 4,948
2.00%, 06/30/2024 1,500 1,595
2.00%, 02/15/2025 5,485 5,876
2.00%, 11/15/2026 2,840 3,092
2.00%, 02/15/2050 1,760 1,942
2.13%, 06/30/2022 2,000 2,063
2.13%, 02/29/2024 5,315 5,644
2.13%, 03/31/2024 810 861
2.13%, 11/30/2024 2,465 2,646

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.13%, 05/15/2025 $ 3,870 $ 4,179
2.25%, 04/30/2024 3,710 3,966
2.25%, 10/31/2024 1,320 1,422
2.25%, 12/31/2024 4,000 4,320
2.25%, 03/31/2026 1,425 1,564
2.25%, 02/15/2027 2,670 2,953
2.25%, 08/15/2027 2,755 3,060
2.25%, 11/15/2027 2,610 2,905
2.25%, 08/15/2046 1,675 1,939
2.25%, 08/15/2049 1,570 1,825
2.38%, 03/15/2022 3,535 3,637
2.38%, 01/31/2023 2,985 3,128
2.38%, 04/30/2026 2,895 3,199
2.38%, 05/15/2029 565 641
2.38%, 11/15/2049 1,780 2,124
2.50%, 01/31/2024 3,600 3,861
2.50%, 02/28/2026 2,840 3,151
2.50%, 02/15/2045 1,460 1,765
2.50%, 02/15/2046 1,520 1,841
2.50%, 05/15/2046 695 842
2.63%, 02/28/2023 3,030 3,197
2.63%, 06/30/2023 2,000 2,126
2.63%, 12/31/2023 3,435 3,691
2.63%, 12/31/2025 2,160 2,405
2.63%, 01/31/2026 805 897
2.75%, 04/30/2023 2,875 3,054
2.75%, 05/31/2023 2,900 3,086
2.75%, 07/31/2023 2,818 3,011
2.75%, 11/15/2023 1,505 1,619
2.75%, 02/15/2024 4,600 4,974
2.75%, 02/15/2028 4,790 5,510
2.75%, 08/15/2042 1,234 1,551
2.75%, 11/15/2042 125 157
2.75%, 08/15/2047 1,070 1,361
2.75%, 11/15/2047 1,595 2,032
2.88%, 04/30/2025 3,325 3,699
2.88%, 05/31/2025 2,000 2,228
2.88%, 11/30/2025 1,470 1,652
2.88%, 05/15/2028 2,600 3,023
2.88%, 08/15/2028 3,185 3,713
2.88%, 05/15/2043 1,305 1,673
2.88%, 08/15/2045 765 986
2.88%, 11/15/2046 600 777
2.88%, 05/15/2049 2,045 2,679
3.00%, 09/30/2025 540 609
3.00%, 05/15/2042 1,045 1,363
3.00%, 11/15/2044 660 866
3.00%, 05/15/2045 825 1,085
3.00%, 02/15/2047 1,800 2,387
3.00%, 05/15/2047 1,190 1,580
3.00%, 02/15/2048 1,765 2,350
3.00%, 08/15/2048 1,475 1,969
3.00%, 02/15/2049 2,070 2,771
3.13%, 02/15/2042 1,140 1,515
3.13%, 02/15/2043 1,235 1,643
3.13%, 08/15/2044 100 134
3.13%, 05/15/2048 1,665 2,268
3.38%, 05/15/2044 1,595 2,212
3.38%, 11/15/2048 1,200 1,711
3.63%, 08/15/2043 1,285 1,840
3.63%, 02/15/2044 1,245 1,787
3.88%, 08/15/2040 1,070 1,554
4.25%, 05/15/2039 1,240 1,865
4.25%, 11/15/2040 1,038 1,582
4.38%, 02/15/2038 495 746
4.38%, 05/15/2041 1,090 1,694
4.50%, 02/15/2036 1,110 1,649
4.50%, 05/15/2038 1,000 1,531
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 1,020 $ 1,575
4.75%, 02/15/2041 99 161
5.25%, 11/15/2028 409 554
5.25%, 02/15/2029 795 1,085
5.38%, 02/15/2031 1,100 1,594
6.00%, 02/15/2026 1,170 1,508
6.25%, 05/15/2030 2,000 3,004
6.38%, 08/15/2027 1,540 2,131
6.50%, 11/15/2026 1,000 1,354
6.63%, 02/15/2027 450 619
$ 337,385
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 572,684
Total Investments $ 905,849
Other Assets and Liabilities -  (3.86)% (33,675)
TOTAL NET ASSETS - 100.00% $ 872,174
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,122 or
0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,634 or 1.45% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $305 or 0.03%
of net assets.
(i) Security or a portion of the security was on loan at the end of the period.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(l) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.

Schedule of Investments
Bond Market Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 43 .45%
Mortgage Securities 27 .91%
Financial 8 .07%
Money Market Funds 5 .86%
Consumer, Non-cyclical 4 .51%
Communications 2 .51%
Energy 2 .41%
Utilities 2 .33%
Industrial 2 .04%
Technology 1 .89%
Consumer, Cyclical 1 .43%
Basic Materials 0 .69%
Asset Backed Securities 0 .26%
Revenue Bonds 0 .23%
General Obligation Unlimited 0 .19%
Insured 0 .08%
Other Assets and Liabilities
( 3 .86 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 170,674 $ 569,159 $ 689,896 $ 49,937
$ 170,674 $ 569,159 $ 689,896 $ 49,937
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
Invesco Preferred ETF 56,169 $ 844
iShares Preferred & Income Securities ETF 35,963 1,357
$ 2,201
Money Market Funds - 1 .33%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
4,690,855 4,691
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
7,604,984 7,605
$ 12,296
TOTAL INVESTMENT COMPANIES $ 14,497
CONVERTIBLE PREFERRED STOCKS
- 0 .49 % Shares Held Value (000's)
Banks - 0 .16%
Bank of America Corp 7.25%
(e)
1,000 $ 1,483
Hand & Machine Tools - 0 .33%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(e)
2,500 3,075
TOTAL CONVERTIBLE PREFERRED STOCKS $ 4,558
PREFERRED STOCKS - 3 .51 % Shares Held Value (000's)
Banks - 1 .23%
Banco Santander SA 4.00%, 12/05/2020
(e)
8,736 $ 218
3 Month USD LIBOR + 0.52%
Cullen/Frost Bankers Inc 0.00%, 12/15/2025
(d),(e)
60,000 1,518
Fifth Third Bancorp 6.63%, 12/31/2023
(e)
53,385 1,533
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(e),(f)
40,136 1,056
Fulton Financial Corp 0.00%, 01/15/2026
(d),(e)
121,600 3,190
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(e)
76,459 1,962
KeyCorp 6.13%, 12/15/2026
(e)
16,586 496
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(e)
25,803 735
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(e)
24,861 650
$ 11,358
Diversified Financial Services - 0 .12%
Capital One Financial Corp 4.80%, 06/01/2025
(e)
11,119 280
Capital One Financial Corp 5.00%, 12/01/2024
(e)
34,500 890
$ 1,170
Electric - 0 .11%
Southern Co/The 0.00%, 01/30/2080
(d)
37,500 1,022
Gas - 0 .01%
NiSource Inc 6.50%, 03/15/2024
(e)
2,439 68
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Insurance - 0 .36%
American International Group Inc 5.85%,
03/15/2024
(e)
1,600 44
Assurant Inc 0.00%, 01/15/2061
(d),(f)
40,000 1,090
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
20,466 532
MetLife Inc 0.00%, 03/15/2025
(d),(e)
20,461 547
Prudential Financial Inc 4.13%, 09/01/2060 9,926 255
Voya Financial Inc 5.35%, 09/15/2029
(e)
30,000 834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 3,302
Pipelines - 0 .45%
Enbridge Inc 6.38%, 04/15/2078 158,468 4,210
3 Month USD LIBOR + 3.59%
REITs - 0 .16%
Kimco Realty Corp 5.25%, 12/20/2022
(e)
5,764 153
PS Business Parks Inc 4.88%, 11/04/2024
(e)
1,447 39
PS Business Parks Inc 5.20%, 12/07/2022
(e)
2,000 53
Public Storage 4.63%, 06/17/2025
(e)
2,700 73
Public Storage 4.88%, 09/12/2024
(e)
36,756 1,022
PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Public Storage 5.13%, 05/17/2021
(e)
4,326 $ 112
$ 1,452
Sovereign - 0 .74%
CoBank ACB 6.13%, 01/01/2021
(e)
6,000 615
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 1,073
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(e)
38,800 4,074
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(e),(g)
10,000 1,060
3 Month USD LIBOR + 4.01%
$ 6,822
Telecommunications - 0 .33%
AT&T Inc 0.00%, 02/18/2025
(d),(e)
115,500 3,028
TOTAL PREFERRED STOCKS $ 32,432
BONDS - 90 .20%
Principal
Amount (000's) Value (000's)
Banks - 47 .58%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(e),(g),(h),(i)
$ 1,900 $ 2,195
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(e),(h),(i)
9,400 9,940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Bank of America Corp
6.25%, 12/31/2049
(e),(h)
2,000 2,238
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(e),(h)
2,000 2,298
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(e),(h)
3,000 3,382
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.65%, 12/31/2049
(e)
8,100 8,136
3 Month USD LIBOR + 3.42%
3.70%, 12/31/2049
(e),(h)
12,000 12,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.62%, 12/31/2099
(e),(h)
7,408 7,793
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
4.90%, 12/31/2049
(e),(h)
9,000 9,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/31/2049
(e),(h)
5,450 6,808
3 Month USD LIBOR + 1.55%
10.18%, 06/12/2021
(g)
3,000 3,143
10.18%, 06/12/2021 900 943
Barclays PLC
8.00%, 12/31/2049
(e),(h),(i)
5,000 5,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 12/31/2049
(e),(g),(h),(i)
3,000 2,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 12/31/2049
(e),(h),(i)
800 872
USD Swap Rate NY 5 Year + 4.15%
7.20%, 12/31/2049
(e),(g),(h)
1,300 1,409
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(e),(g),(h),(i)
6,103 7,064
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(e),(g),(h),(i)
2,242 2,281
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(e),(h),(i)
9,942 10,116
USD Swap Semi-Annual 5 Year + 6.31%

Schedule of Investments
Capital Securities Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
4.70%, 12/31/2049
(e)
$ 6,000 $ 6,010
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(e),(h)
1,500 1,721
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.19%, 12/31/2049
(e)
9,490 9,395
3 Month USD LIBOR + 3.96%
5.65%, 12/31/2049
(e),(h)
500 552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 12/31/2049
(e),(h)
3,500 3,570
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 12/31/2049
(e),(h)
13,000 14,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.79%, 02/15/2027
(g)
22,771 21,027
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(e),(h),(i)
2,300 2,605
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(e),(g),(h),(i)
7,232 8,724
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(i)
600 677
Credit Suisse Group AG
5.10%, 12/31/2049
(e),(f),(h),(i)
5,000 5,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12/31/2049
(e),(g),(h),(i)
5,490 6,018
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(e),(g),(h),(i)
5,000 5,569
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(e),(g),(h),(i)
6,250 6,953
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2099
(e),(h),(i)
6,600 6,971
USD Swap Semi-Annual 7 Year + 3.90%
Fifth Third Bancorp
4.50%, 12/31/2049
(e),(h)
2,200 2,282
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
4.13%, 12/31/2049
(e)
1,500 1,495
3 Month USD LIBOR + 3.92%
4.95%, 12/31/2049
(e),(h)
1,000 1,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(e),(f),(h)
2,000 2,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(e),(g),(h)
1,700 2,916
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(e),(h)
4,400 7,547
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(e),(h),(i)
3,000 3,248
USD Swap Rate NY 5 Year + 3.75%
6.38%, 12/31/2049
(e),(h),(i)
1,300 1,386
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(e),(h),(i)
500 559
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(e),(h),(i)
8,100 8,242
USD Swap Rate NY 5 Year + 5.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 12/31/2049
(e),(h)
$ 10,200 $ 10,558
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 12/31/2049
(e),(h)
8,800 10,182
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
0.88%, 06/15/2028 2,400 2,148
3 Month USD LIBOR + 0.63%
ING Groep NV
5.75%, 12/31/2049
(e),(h),(i)
7,000 7,556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(e),(h),(i)
500 543
USD Swap Semi-Annual 5 Year + 4.45%
JPMorgan Chase & Co
4.01%, 12/31/2099
(e)
5,000 5,029
3 Month USD LIBOR + 3.80%
4.60%, 12/31/2049
(e),(h)
2,100 2,143
United States Secured Overnight Financing
Rate + 3.13%
6.10%, 12/31/2099
(e),(h)
4,128 4,463
3 Month USD LIBOR + 3.33%
6.75%, 12/31/2049
(e),(h)
2,000 2,234
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(e),(h)
4,000 4,200
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.97%, 07/01/2028 2,000 1,852
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,962
Lloyds Bank PLC
12.00%, 12/31/2049
(e),(g),(h)
3,100 3,524
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(e),(h)
5,500 6,253
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 12/31/2049
(e),(g),(h)
1,200 1,493
3 Month USD LIBOR + 1.50%
7.50%, 12/31/2049
(e),(h),(i)
4,300 4,741
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(e),(h),(i)
6,600 7,460
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12/31/2049
(e),(h)
4,000 4,290
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(e),(h)
1,300 1,433
3 Month USD LIBOR + 3.61%
Natwest Group PLC
2.54%, 12/31/2049
(e)
1,000 941
3 Month USD LIBOR + 2.32%
6.00%, 12/31/2049
(e),(f),(h),(i)
8,000 8,752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 12/31/2049
(e),(h),(i)
1,000 1,158
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/31/2049
(e),(h),(i)
2,800 2,913
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 12/31/2049
(e),(g),(h),(i)
4,300 4,692
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(e),(g),(h),(i)
13,400 15,372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%

Schedule of Investments
Capital Securities Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Northern Trust Corp
4.60%, 12/31/2049
(e),(h)
$ 2,400 $ 2,547
3 Month USD LIBOR + 3.20%
NTC Capital I
0.76%, 01/15/2027 1,250 1,188
3 Month USD LIBOR + 0.52%
NTC Capital II
0.83%, 04/15/2027 1,200 1,117
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
0.82%, 06/01/2028 3,000 2,835
3 Month USD LIBOR + 0.57%
Regions Financial Corp
5.75%, 12/31/2049
(e),(h)
1,000 1,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(e),(h),(i)
200 207
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 12/31/2049
(e),(g),(h),(i)
5,500 5,906
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(e),(g),(h),(i)
5,000 5,165
USD Swap Semi-Annual 5 Year + 6.24%
8.00%, 12/31/2049
(e),(g),(h),(i)
3,500 4,086
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 12/31/2049
(e),(f),(g),(h)
7,800 9,940
3 Month USD LIBOR + 1.46%
7.01%, 12/31/2049
(e),(h)
3,600 4,588
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(e),(g),(h),(i)
3,300 3,438
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(e),(g),(h),(i)
1,000 1,089
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(e),(h),(i)
4,400 4,560
USD Swap Semi-Annual 5 Year + 4.11%
TCF National Bank
5.50%, 05/06/2030
(h)
2,000 2,061
3 Month USD LIBOR + 5.09%
Truist Bank
0.89%, 05/15/2027 4,500 4,286
3 Month USD LIBOR + 0.67%
0.90%, 03/15/2028 2,000 1,877
3 Month USD LIBOR + 0.65%
Truist Financial Corp
4.80%, 12/31/2099
(e),(h)
21,200 22,222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
(e),(h)
2,800 3,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(e),(h),(i)
1,600 1,624
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 12/31/2049
(e),(h),(i)
9,200 10,385
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 12/31/2049
(e),(g),(h),(i)
1,400 1,535
USD Swap Semi-Annual 5 Year + 4.34%
$ 439,983
Diversified Financial Services - 4 .20%
American Express Co
3.54%, 12/31/2049
(e)
4,500 4,382
3 Month USD LIBOR + 3.29%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
4.05%, 12/31/2049
(e)
$ 4,000 $ 3,900
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
5.38%, 12/31/2049
(e),(h)
9,700 10,815
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 12/31/2049
(e),(h)
5,813 6,162
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.42%, 12/31/2049
(e),(g)
6,000 5,700
3 Month USD LIBOR + 3.17%
Discover Financial Services
6.13%, 12/31/2049
(e),(h)
7,150 7,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 38,842
Electric - 7 .25%
Dominion Energy Inc
4.65%, 12/31/2099
(e),(h)
14,800 15,665
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,775 7,434
3 Month USD LIBOR + 3.06%
Duke Energy Corp
4.88%, 12/31/2099
(e),(h)
12,050 12,918
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
10,000 11,454
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
6,700 7,859
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
700 776
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.29%, 10/01/2066 4,500 3,899
3 Month USD LIBOR + 2.07%
2.38%, 06/15/2067 580 504
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
250 275
3 Month USD LIBOR + 2.41%
Southern Co/The
4.00%, 01/15/2051
(h)
6,000 6,272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 67,056
Food - 0 .49%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(e),(g)
5,000 4,589
Gas - 1 .02%
NiSource Inc
5.65%, 12/31/2049
(e),(h)
9,195 9,425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .12%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
1,100 1,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 21 .84%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,899
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,615
3 Month USD LIBOR + 2.94%

Schedule of Investments
Capital Securities Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.75%, 04/01/2048
(h)
$ 13,077 $ 14,751
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
6,700 9,768
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 1,000 1,352
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(e),(g),(h)
4,905 6,856
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,715
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 14,187
3 Month USD LIBOR + 4.92%
Everest Reinsurance Holdings Inc
2.61%, 05/01/2067 1,600 1,447
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.35%, 02/12/2067
(g)
2,800 2,492
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
4,700 5,180
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
6,100 7,805
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,790
Lincoln National Corp
2.26%, 04/20/2067 4,200 3,066
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
1,000 1,148
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,520
MetLife Inc
3.83%, 12/31/2049
(e)
1,167 1,163
3 Month USD LIBOR + 3.58%
3.85%, 12/31/2049
(e),(h)
6,200 6,417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 894
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
10,372 15,816
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 7,365
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,847
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,672
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 597
Nippon Life Insurance Co
5.00%, 10/18/2042
(g),(h)
1,525 1,616
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 877
USD Swap Rate NY 5 Year + 3.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.70%, 10/01/2050
(h)
$ 3,800 $ 3,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(h)
9,380 10,095
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,774
3 Month USD LIBOR + 4.18%
QBE Insurance Group Ltd
5.88%, 12/31/2049
(e),(g),(h)
1,900 2,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.51%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
3,000 3,375
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
17,400 20,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,374
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 11,394
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(e),(h)
1,400 1,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 201,942
Oil & Gas - 0 .54%
BP Capital Markets PLC
4.38%, 12/31/2049
(e),(h)
4,700 5,017
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 5 .17%
Enbridge Inc
5.75%, 07/15/2080
(h)
3,700 4,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
1,500 1,582
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
7,000 7,496
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,881 14,679
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,236
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 13,688
3 Month USD LIBOR + 4.15%
5.63%, 05/20/2075
(h)
600 637
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
4,000 4,440
3 Month USD LIBOR + 4.64%
$ 47,790
REITs - 0 .96%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
4,000 4,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
4,500 4,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 8,877
Sovereign - 0 .34%
CoBank ACB
6.25%, 12/31/2049
(e),(h)
1,000 1,088
3 Month USD LIBOR + 4.66%

Schedule of Investments
Capital Securities Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
5.70%, 12/31/2049
(e),(g),(h)
$ 1,900 $ 2,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 3,140
Telecommunications - 0 .07%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
500 615
USD Swap Semi-Annual 5 Year + 4.87%
Transportation - 0 .62%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,725
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 834,166
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2 .70%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2 .70%
0.13%, 08/31/2022 $ 6,500 $ 6,498
0.13%, 08/15/2023 9,000 8,988
0.25%, 04/15/2023 2,500 2,505
0.25%, 07/31/2025 5,000 4,981
0.38%, 03/31/2022 2,000 2,007
$ 24,979
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 24,979
Total Investments $ 910,632
Other Assets and Liabilities -  1.53% 14,125
TOTAL NET ASSETS - 100.00% $ 924,757
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,691 or
0.51% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $226,235 or 24.46% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $188,397 or 20.37%
of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 76 .61%
Utilities 8 .39%
Energy 6 .16%
Government 3 .78%
Money Market Funds 1 .33%
Industrial 1 .07%
Consumer, Non-cyclical 0 .49%
Communications 0 .40%
Investment Companies 0 .24%
Other Assets and Liabilities
1 .53%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 30,689 $ 91,827 $ 114,911 $ 7,605
$ 30,689 $ 91,827 $ 114,911 $ 7,605
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .67 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
Invesco S&P Global Water Index ETF
(a)
38,764 $ 1,753
SPDR S&P Global Natural Resources ETF 166,153 7,063
$ 8,816
Money Market Funds - 2 .40%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
11,255,170 11,256
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
65,737,959 65,737
$ 76,993
TOTAL INVESTMENT COMPANIES $ 85,809
COMMON STOCKS - 53 .42 % Shares Held Value (000's)
Advertising - 0 .03%
Clear Channel Outdoor Holdings Inc
(e)
596,711 $ 901
Agriculture - 0 .98%
Archer-Daniels-Midland Co 316,493 15,752
Bunge Ltd 267,976 15,781
$ 31,533
Automobile Parts & Equipment - 0 .05%
Georg Fischer AG 1,471 1,718
Biotechnology - 0 .49%
Advanz Pharma Corp Ltd
(e),(f)
15,259 73
Corteva Inc 410,659 15,736
$ 15,809
Building Materials - 0 .65%
American Woodmark Corp
(e)
8,889 778
Builders FirstSource Inc
(e)
32,749 1,225
Forterra Inc
(e)
6,785 126
Fortune Brands Home & Security Inc 9,326 779
Geberit AG 5,221 3,142
Louisiana-Pacific Corp 235,338 8,055
Norbord Inc 140,420 5,265
Pinnacle Renewable Energy Inc 86,733 556
UFP Industries Inc 16,987 911
$ 20,837
Chemicals - 1 .64%
Air Liquide SA 34,715 5,673
CF Industries Holdings Inc 323,130 12,052
FMC Corp 25,652 2,976
ICL Group Ltd 735,592 3,499
Ingevity Corp
(e)
14,036 935
Lenzing AG
(e)
10,093 864
Mosaic Co/The 693,553 15,230
Nutrien Ltd 73,900 3,648
Olin Corp 50,960 1,116
Sociedad Quimica y Minera de Chile SA ADR 87,409 4,114
Yara International ASA 64,994 2,634
$ 52,741
Commercial Services - 1 .86%
ALEATICA SAB de CV 6,634,322 6,647
Atlantia SpA
(e)
687,254 12,588
Atlas Arteria Ltd 3,399,861 16,121
Cengage Learning Holdings II Inc
(e)
2,772 21
Sembcorp Industries Ltd 251,700 341
Transurban Group 2,339,302 24,138
$ 59,856
Consumer Products - 0 .15%
Avery Dennison Corp 23,756 3,548
Kimberly-Clark Corp 10,095 1,406
$ 4,954
Cosmetics & Personal Care - 0 .08%
Essity AB 41,718 1,326
Unicharm Corp 24,700 1,200
$ 2,526
Electric - 8 .95%
ACEA SpA 12,012 255
Algonquin Power & Utilities Corp 165,300 2,590
American Electric Power Co Inc 179,522 15,240
AusNet Services 8,108,881 11,051
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Brookfield Renewable Corp
(a)
195,924 $ 15,507
Clearway Energy Inc - Class C 384,323 11,249
CLP Holdings Ltd 578,500 5,434
CMS Energy Corp 78,893 4,855
Duke Energy Corp 29,392 2,723
Edison International 135,992 8,345
EDP - Energias de Portugal SA 2,359,364 12,611
Emera Inc 305,604 12,672
Evoqua Water Technologies Corp
(e)
33,209 866
Exelon Corp 205,651 8,446
Hydro One Ltd
(g)
215,060 5,018
Iberdrola SA 655,759 9,002
Infraestructura Energetica Nova SAB de CV
(e)
1,763,393 6,285
National Grid PLC 1,369,993 15,342
NextEra Energy Inc 225,967 16,629
Orsted AS
(g)
28,686 5,161
PPL Corp 54,929 1,561
Public Service Enterprise Group Inc 200,649 11,694
Red Electrica Corp SA 903,871 18,478
Sempra Energy 153,530 19,572
Southern Co/The 278,505 16,669
Spark Infrastructure Group 8,422,477 12,649
SSE PLC 682,034 12,207
Terna Rete Elettrica Nazionale SpA 1,799,514 13,517
Transmissora Alianca de Energia Eletrica SA 1,932,300 11,892
$ 287,520
Electronics - 0 .25%
Badger Meter Inc 10,444 861
Halma PLC 100,426 2,955
Itron Inc
(e)
40,292 3,167
Watts Water Technologies Inc 9,847 1,154
$ 8,137
Energy - Alternate Sources - 0 .52%
NEL ASA
(a),(e)
607,070 1,660
NextEra Energy Partners LP 239,273 15,186
$ 16,846
Engineering & Construction - 2 .46%
Aegion Corp
(e)
8,678 149
Aena SME SA
(e),(g)
103,484 16,858
Auckland International Airport Ltd
(e)
1,499,391 8,185
Enav SpA
(g)
2,522,269 11,103
Flughafen Zurich AG
(e)
44,704 7,575
Fomento de Construcciones y Contratas SA 14,999 159
Grupo Aeroportuario del Pacifico SAB de CV
(e)
464,200 4,758
Sacyr SA 636,071 1,489
Sydney Airport 3,895,074 19,219
Vinci SA 94,998 9,652
$ 79,147
Environmental Control - 0 .63%
Casella Waste Systems Inc
(e)
98,820 5,947
China Water Affairs Group Ltd 240,000 189
Clean Harbors Inc
(e)
45,698 3,307
Covanta Holding Corp 324,490 4,024
Energy Recovery Inc
(e)
14,380 153
Kurita Water Industries Ltd 38,400 1,417
METAWATER Co Ltd 10,800 245
Pentair PLC 59,509 3,084
Tetra Tech Inc 15,199 1,812
$ 20,178
Food - 0 .17%
Ingredion Inc 34,078 2,629
Wilmar International Ltd 855,100 2,662
$ 5,291
Forest Products & Paper - 2 .14%
Acadian Timber Corp 109,581 1,328
BillerudKorsnas AB 33,833 544
Canfor Corp
(e)
281,248 4,115
Clearwater Paper Corp
(e)
12,924 451

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper (continued)
Domtar Corp 25,852 $ 778
Empresas CMPC SA 425,964 923
Holmen AB 38,980 1,688
Interfor Corp
(e)
280,396 4,214
International Paper Co 128,467 6,356
Mercer International Inc 74,508 610
Mondi PLC 237,974 5,207
Nine Dragons Paper Holdings Ltd 3,143,000 4,129
Oji Holdings Corp 900,400 4,081
Sappi Ltd
(e)
388,328 725
Smurfit Kappa Group PLC 122,340 5,206
Stora Enso Oyj 403,805 6,814
Sumitomo Forestry Co Ltd 86,000 1,557
Suzano SA
(e)
262,800 2,754
Svenska Cellulosa AB SCA
(e)
377,532 6,127
UPM-Kymmene Oyj 148,530 4,874
West Fraser Timber Co Ltd 91,217 5,051
Western Forest Products Inc 1,839,156 1,359
$ 68,891
Gas - 1 .62%
Atmos Energy Corp 50,226 4,816
Enagas SA 429,383 10,490
Italgas SpA 1,057,784 6,803
NiSource Inc 235,437 5,698
Snam SpA 3,422,539 19,332
Southwest Gas Holdings Inc 78,372 5,035
$ 52,174
Hand & Machine Tools - 0 .03%
Franklin Electric Co Inc 13,752 929
Healthcare - Products - 0 .04%
Hengan International Group Co Ltd 161,595 1,111
Healthcare - Services - 0 .00%
Millennium Health LLC
(e),(f),(h),(i)
20,580 23
Millennium Health LLC
(e),(f),(h),(i)
19,318 19
$ 42
Home Builders - 0 .21%
DR Horton Inc 18,814 1,402
Lennar Corp - A Shares 16,662 1,264
PulteGroup Inc 34,115 1,488
Toll Brothers Inc 34,353 1,627
TRI Pointe Group Inc
(e)
50,130 876
$ 6,657
Housewares - 0 .09%
Scotts Miracle-Gro Co/The 16,263 2,859
Internet - 0 .00%
Catalina Marketing Corp
(e),(h),(i)
3,965 —
Iron & Steel - 1 .18%
ArcelorMittal SA
(e)
862,206 15,678
Fortescue Metals Group Ltd 212,772 2,835
Nippon Steel Corp
(e)
278,300 3,388
Nucor Corp 60,298 3,238
POSCO 17,648 3,741
Steel Dynamics Inc 152,162 5,510
Vale SA ADR 249,194 3,628
$ 38,018
Lodging - 0 .15%
Choice Hotels International Inc 17,200 1,714
City Developments Ltd 551,200 3,172
$ 4,886
Machinery - Diversified - 0 .42%
ANDRITZ AG 48,076 2,028
Gorman-Rupp Co/The 6,740 222
Husqvarna AB 81,800 876
Interpump Group SpA 29,290 1,277
Kadant Inc 5,780 739
Lindsay Corp 3,887 450
Mueller Water Products Inc - Class A 56,606 672
Organo Corp 1,900 108
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Valmet Oyj 42,469 $ 1,072
Xylem Inc/NY 64,548 6,195
$ 13,639
Media - 0 .11%
Cumulus Media Inc
(e)
61,334 538
iHeartMedia Inc
(e)
247,950 2,964
$ 3,502
Metal Fabrication & Hardware - 0 .11%
Advanced Drainage Systems Inc 17,510 1,222
Northwest Pipe Co
(e)
3,516 101
Reliance Worldwide Corp Ltd 222,811 677
Rexnord Corp 43,277 1,623
$ 3,623
Mining - 4 .41%
Agnico Eagle Mines Ltd 33,200 2,176
Alamos Gold Inc 353,181 2,921
Anglo American PLC 493,625 14,374
AngloGold Ashanti Ltd ADR 92,887 2,013
Antofagasta PLC 190,617 3,148
Barrick Gold Corp 537,491 12,337
BHP Group Ltd 97,772 2,726
Coeur Mining Inc
(e)
448,401 3,179
First Quantum Minerals Ltd 308,861 4,383
Franco-Nevada Corp 18,200 2,423
Freeport-McMoRan Inc 707,749 16,554
Fresnillo PLC 162,154 2,281
Glencore PLC
(e)
1,210,078 3,412
Gold Fields Ltd ADR 210,369 1,832
Kinross Gold Corp 1,697,184 12,089
Kirkland Lake Gold Ltd 51,400 2,106
Korea Zinc Co Ltd 8,170 2,808
Lundin Mining Corp 835,448 6,677
MMC Norilsk Nickel PJSC ADR 105,224 2,949
Newcrest Mining Ltd 115,972 2,296
Newmont Corp 207,858 12,227
Polymetal International PLC 100,946 2,103
Polyus PJSC 22,267 2,106
Rio Tinto Ltd 37,822 2,822
Sibanye Stillwater Ltd 1,113,941 3,712
South32 Ltd 1,764,982 3,111
Southern Copper Corp 127,775 7,586
Sumitomo Metal Mining Co Ltd 89,800 3,334
Wheaton Precious Metals Corp 51,300 1,980
$ 141,665
Miscellaneous Manufacturers - 0 .05%
Aalberts NV 34,507 1,489
Oil & Gas - 5 .77%
BP PLC 774,872 2,516
Cabot Oil & Gas Corp 151,746 2,659
California Resources Corp
(e)
167,116 3,646
California Resources Corp - Warrants
(e)
439 1
Canadian Natural Resources Ltd 138,800 3,167
Chevron Corp 32,659 2,847
CNOOC Ltd 2,408,000 2,396
CNX Resources Corp
(e)
289,364 2,723
Comstock Resources Inc
(e)
647,167 3,152
Concho Resources Inc 119,633 6,876
ConocoPhillips 428,896 16,967
Ecopetrol SA ADR 240,661 2,772
Empresas COPEC SA 136,652 1,080
Eni SpA 293,846 2,926
EOG Resources Inc 60,456 2,834
EQT Corp 583,183 8,678
Equinor ASA 999,779 15,563
Exxon Mobil Corp 68,630 2,617
Fieldwood Energy Inc
(e)
2,556 —
Fieldwood Energy LLC
(e),(f),(i)
12,648 2
Gazprom PJSC ADR 563,319 2,599
Hess Corp 213,162 10,057

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
LUKOIL PJSC ADR 40,074 $ 2,580
Marathon Petroleum Corp 355,885 13,836
Neste Oyj 51,150 3,418
Novatek PJSC 18,507 2,847
Occidental Petroleum Corp 215,159 3,391
Petroleo Brasileiro SA ADR 335,510 3,211
Petroleo Brasileiro SA ADR 1,076,439 9,957
Phillips 66 46,880 2,840
Pioneer Natural Resources Co 111,195 11,184
Range Resources Corp 420,353 3,069
Reliance Industries Ltd
(g)
47,342 2,442
Repsol SA 346,118 3,317
Rosneft Oil Co PJSC 539,589 3,122
Royal Dutch Shell PLC - A Shares 184,967 3,101
Southwestern Energy Co
(e)
246,221 766
Suncor Energy Inc 170,500 2,727
Tatneft PJSC ADR 61,350 2,314
TOTAL SE 69,245 2,939
Transocean Ltd
(a),(e)
54,446 101
Valero Energy Corp 170,795 9,184
Vantage Drilling International
(e)
4,456 9
Woodside Petroleum Ltd 189,299 3,088
$ 185,521
Oil & Gas Services - 0 .18%
Halliburton Co 169,416 2,810
Schlumberger NV 144,193 2,998
Select Energy Services Inc
(e)
22,439 95
$ 5,903
Packaging & Containers - 1 .13%
Amcor PLC 247,841 2,808
Ball Corp 55,480 5,327
DS Smith PLC
(e)
1,127,665 4,936
Graphic Packaging Holding Co 88,310 1,353
Greif Inc - Class A 10,590 515
Klabin SA 162,100 756
Lee & Man Paper Manufacturing Ltd 362,000 294
Packaging Corp of America 43,615 5,670
Sealed Air Corp 69,750 3,143
SIG Combibloc Group AG
(e)
170,057 3,928
Sonoco Products Co 18,951 1,100
Westrock Co 150,812 6,366
$ 36,196
Pipelines - 3 .19%
APA Group 427,769 3,242
Cheniere Energy Inc
(e)
345,157 19,567
Enbridge Inc 743,577 23,223
Enterprise Products Partners LP 131,229 2,546
Gibson Energy Inc 511,840 8,221
Kinder Morgan Inc 416,013 5,982
Magellan Midstream Partners LP 62,568 2,575
Pembina Pipeline Corp 87,308 2,227
TC Energy Corp 547,549 24,087
Williams Cos Inc/The 522,995 10,972
$ 102,642
Real Estate - 1 .42%
Entra ASA
(a),(g)
312,089 6,220
Fabege AB 301,075 4,742
Mitsubishi Estate Co Ltd 469,300 8,074
New World Development Co Ltd 1,598,660 8,100
Vonovia SE 239,101 16,349
Zhongliang Holdings Group Co Ltd 3,183,500 2,095
$ 45,580
REITs - 9 .67%
Alexandria Real Estate Equities Inc 68,408 11,200
Allied Properties Real Estate Investment Trust 100,600 3,162
American Homes 4 Rent 200,199 5,750
American Tower Corp 32,294 7,466
Ascendas Real Estate Investment Trust 1,473,500 3,254
Ascendas Real Estate Investment Trust - Rights
(e)
54,519 —
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
AvalonBay Communities Inc 59,834 $ 9,968
Camden Property Trust 88,100 8,707
CatchMark Timber Trust Inc 171,605 1,646
CFE Capital S de RL de CV 5,410,851 7,041
Cousins Properties Inc 148,093 4,948
Crown Castle International Corp 45,220 7,578
CubeSmart 96,732 3,147
Daiwa Office Investment Corp 616 3,520
Dexus 708,077 5,073
Equinix Inc 14,291 9,972
Essential Properties Realty Trust Inc 147,727 3,034
Essex Property Trust Inc 35,928 8,834
Federal Realty Investment Trust 32,000 2,791
Frasers Logistics & Commercial Trust 2,689,251 2,759
Gecina SA 35,413 5,387
Goodman Group 1,055,934 14,491
Industrial & Infrastructure Fund Investment Corp 1,300 2,193
Inmobiliaria Colonial Socimi SA 782,753 7,501
InterRent Real Estate Investment Trust 265,460 2,866
Invitation Homes Inc 423,077 12,092
Japan Retail Fund Investment Corp 1,446 2,292
Kilroy Realty Corp 45,791 2,801
Klepierre SA 77,400 1,710
Link REIT 889,770 7,779
Minto Apartment Real Estate Investment Trust 327,342 4,812
Nippon Prologis REIT Inc
(e)
2,467 7,732
Park Hotels & Resorts Inc 299,100 4,881
Physicians Realty Trust 129,448 2,246
PotlatchDeltic Corp 115,017 5,353
Prologis Inc 189,893 18,999
Rayonier Inc 271,447 7,646
Regency Centers Corp 97,852 4,460
Rexford Industrial Realty Inc 251,213 12,038
Segro PLC 686,071 8,301
STORE Capital Corp 431,420 14,047
Summit Industrial Income REIT 316,247 3,227
Sun Communities Inc 50,468 7,015
Sunstone Hotel Investors Inc 195,480 2,053
UNITE Group PLC/The
(e)
337,880 4,441
United Urban Investment Corp 3,413 3,844
VICI Properties Inc 162,618 4,113
Warehouses De Pauw CVA 99,000 3,365
Welltower Inc 232,712 14,656
Weyerhaeuser Co 288,964 8,391
$ 310,582
Retail - 0 .01%
Gymboree Corp/The
(e),(h),(i)
17,842 9
Gymboree Holding Corp
(e),(h),(i)
48,577 24
Home Depot Inc/The 876 243
$ 276
Software - 0 .09%
Avaya Holdings Corp
(e)
15,282 284
Skillsoft - Class A
(e),(h),(i)
14,073 2,393
Skillsoft - Class A Warrants
(e)
282 —
Skillsoft - Class B
(e),(h),(i)
192 41
Skillsoft - Class B Warrants
(e)
565 —
$ 2,718
Storage & Warehousing - 0 .11%
Safestore Holdings PLC 330,851 3,402
Telecommunications - 0 .04%
Eutelsat Communications SA 95,902 1,056
Windstream
(e)
9,809 110
Windstream - Warrants
(e),(h),(i)
16,396 197
$ 1,363
Transportation - 0 .36%
American Commercial Lines Inc
(e)
573 22
American Commercial Lines Inc - Warrants
(e)
603 23
East Japan Railway Co 109,400 6,766

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
West Japan Railway Co 100,800 $ 4,590
$ 11,401
Water - 1 .98%
Aguas Andinas SA 24,233,743 7,030
American States Water Co 10,402 768
American Water Works Co Inc 39,742 6,096
Artesian Resources Corp 2,383 88
Beijing Enterprises Water Group Ltd
(e)
1,444,000 585
California Water Service Group 13,931 689
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
96,378 800
Essential Utilities Inc 210,050 9,511
Guangdong Investment Ltd 810,000 1,343
Middlesex Water Co 4,925 337
Pennon Group PLC 118,713 1,484
Severn Trent PLC 308,269 9,741
SJW Group 7,403 486
Suez SA 114,265 2,186
United Utilities Group PLC 1,608,562 19,160
Veolia Environnement SA 139,029 3,189
York Water Co/The 3,677 166
$ 63,659
TOTAL COMMON STOCKS $ 1,716,722
PREFERRED STOCKS - 0 .25 % Shares Held Value (000's)
Electric - 0 .24%
Cia de Transmissao de Energia Eletrica Paulista
0.52%
1,492,900 $ 7,568
Transportation - 0 .01%
American Commercial Lines Inc Preferred A
0.32%
2,133 57
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e),(h),(i)
2,243 52
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(e),(h),(i)
2,243 52
American Commercial Lines Inc Preferred B
0.42%
2,428 79
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e)
1,706 55
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e)
1,706 55
$ 350
TOTAL PREFERRED STOCKS $ 7,918
BONDS - 12 .14%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3 .70%
BBCMS 2018-TALL Mortgage Trust
0.86%, 03/15/2037
(g)
$ 6,000 $ 5,812
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.10%, 11/15/2034
(g)
7,670 7,463
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.20%, 08/15/2052
(j),(k)
94,668 6,141
2.26%, 08/15/2052 2,391 2,441
Benchmark 2019-B15 Mortgage Trust
0.95%, 12/15/2072
(j),(k)
16,071 925
2.00%, 12/15/2072 2,744 2,794
BF 2019-NYT Mortgage Trust
1.34%, 12/15/2035
(g)
5,950 5,937
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.12%, 08/15/2036
(g)
5,493 5,339
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
0.89%, 11/15/2035
(g)
2,621 2,620
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
1.06%, 10/15/2036
(g)
6,816 6,816
1.00 x 1 Month USD LIBOR + 0.92%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2020-BXLP
0.94%, 12/15/2036
(g)
$ 3,996 $ 3,992
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
1.23%, 09/15/2037
(g)
5,762 5,329
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
1.02%, 11/15/2032
(g)
2,500 2,482
1.00 x 1 Month USD LIBOR + 0.88%
CAMB Commercial Mortgage Trust 2019-LIFE
1.21%, 12/15/2037
(g)
4,562 4,559
1.00 x 1 Month USD LIBOR + 1.07%
CGDB Commercial Mortgage Trust 2019-MOB
1.09%, 11/15/2036
(g)
6,500 6,455
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(j),(k)
80,510 5,638
1.95%, 08/10/2056 1,209 1,229
Citigroup Commercial Mortgage Trust
2020-GC46
1.11%, 02/15/2053
(j),(k)
6,241 451
COMM 2018-HCLV Mortgage Trust
1.14%, 09/15/2033
(g)
10,120 9,638
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
1.02%, 12/15/2031
(g)
6,100 6,072
1.00 x 1 Month USD LIBOR + 0.88%
DBCG 2017-BBG Mortgage Trust
0.84%, 06/15/2034
(g)
3,840 3,812
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.09%, 05/25/2026
(j),(k)
69,915 3,250
1.44%, 07/25/2026
(j),(k)
12,096 742
GS Mortgage Securities Corp Trust 2019-SMP
1.29%, 08/15/2032
(g)
4,000 3,910
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
1.04%, 06/15/2036
(g)
3,000 2,978
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.14%, 09/15/2029
(g)
5,000 4,912
1.00 x 1 Month USD LIBOR + 1.00%
KNDL 2019-KNSQ Mortgage Trust
0.94%, 05/15/2036
(g)
2,000 1,995
1.00 x 1 Month USD LIBOR + 0.80%
Merit 2020-Hill
1.29%, 08/15/2037
(g)
4,250 4,255
1.00 x 1 Month USD LIBOR + 1.15%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 969 1,001
$ 118,988
Electric - 0 .05%
Pacific Gas and Electric Co
3.15%, 01/01/2026 842 890
4.50%, 07/01/2040 587 659
$ 1,549
Federal & Federally Sponsored Credit - 1 .57%
Federal Farm Credit Banks Funding Corp
0.13%, 11/23/2022
(l)
2,500 2,497
0.16%, 06/28/2021
(l)
3,800 3,800
1 Month USD LIBOR + 0.01%
0.16%, 12/27/2021
(l)
11,000 11,008
1 Month USD LIBOR + 0.02%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Federal & Federally Sponsored Credit (continued)
Federal Farm Credit Banks Funding Corp
(continued)
0.18%, 09/23/2022 $ 2,400 $ 2,401
United States Secured Overnight Financing
Rate + 0.09%
0.23%, 12/13/2021 2,100 2,102
1 Month USD LIBOR + 0.09%
0.27%, 11/05/2021
(l)
15,000 15,018
1 Month USD LIBOR + 0.13%
0.28%, 05/27/2022
(l)
12,000 12,013
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.38%, 01/18/2022
(l)
1,500 1,503
1 Month USD LIBOR + 0.24%
$ 50,342
Finance - Mortgage Loan/Banker - 5 .86%
Fannie Mae
0.20%, 03/04/2022
(l)
17,000 17,011
United States Secured Overnight Financing
Rate + 0.22%
0.25%, 05/13/2022
(l)
7,000 7,012
United States Secured Overnight Financing
Rate + 0.18%
0.31%, 05/06/2022
(l)
14,000 14,034
United States Secured Overnight Financing
Rate + 0.23%
0.40%, 10/22/2021 1,000 1,003
United States Secured Overnight Financing
Rate + 0.32%
0.44%, 04/07/2022
(l),(m)
40,000 40,158
United States Secured Overnight Financing
Rate + 0.35%
0.48%, 04/15/2022
(l)
10,000 10,046
United States Secured Overnight Financing
Rate + 0.39%
Federal Home Loan Banks
0.13%, 04/05/2021
(l)
7,500 7,501
1 Month USD LIBOR + (0.01)%
0.13%, 05/03/2021
(l)
20,500 20,502
1 Month USD LIBOR + (0.01)%
0.14%, 10/15/2021
(l)
14,000 13,993
1 Month USD LIBOR + 0.00%
0.14%, 11/10/2022
(l)
14,000 13,996
United States Secured Overnight Financing
Rate + 0.07%
2.00%, 09/09/2022
(l)
9,700 10,011
Freddie Mac
0.23%, 12/09/2021
(l)
6,000 6,006
United States Secured Overnight Financing
Rate + 0.15%
0.24%, 03/04/2022 2,000 2,002
United States Secured Overnight Financing
Rate + 0.15%
0.28%, 06/02/2022
(l)
15,000 15,028
United States Secured Overnight Financing
Rate + 0.19%
0.40%, 09/23/2021
(l)
10,000 10,023
United States Secured Overnight Financing
Rate + 0.32%
$ 188,326
Media - 0 .00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Sovereign - 0 .96%
Colombia Government International Bond
3.00%, 01/30/2030 340 354
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Italy Buoni Poliennali Del Tesoro
0.40%, 05/15/2030
(g)
EUR 1,070 $ 1,340
1.30%, 05/15/2028
(g)
2,908 3,868
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 375,022 3,603
0.10%, 03/10/2029 730,276 7,020
Mexico Government International Bond
2.66%, 05/24/2031 $ 395 395
4.50%, 04/22/2029 290 335
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,670 1,927
New Zealand Government Inflation Linked Bond
2.22%, 09/20/2025 2,732 2,141
2.50%, 09/20/2035 3,061 2,957
2.50%, 09/20/2040 919 932
3.00%, 09/20/2030 1,054 980
Panama Government International Bond
4.50%, 04/01/2056 $ 120 152
Spain Government Bond
0.50%, 04/30/2030
(g)
EUR 1,980 2,468
1.00%, 10/31/2050
(g)
655 804
Spain Government Inflation Linked Bond
1.00%, 11/30/2030
(g)
1,183 1,687
$ 30,963
TOTAL BONDS $ 390,169
COMMODITY INDEXED STRUCTURED
NOTES - 0 .71%
Principal
Amount (000's) Value (000's)
Banks - 0 .71%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
0.09%, 04/26/2021
(g),(k)
$ 16,700 $ 22,722
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 22,722
SENIOR FLOATING RATE INTERESTS
- 7 .69%
Principal
Amount (000's) Value (000's)
Advertising - 0 .14%
Affinion Group Inc
5.00%, PIK 1.75%, 04/10/2024
(n),(o)
$ 356 $ 214
1 Month USD LIBOR + 4.00%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(n),(o)
261 40
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(n)
167 114
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.71%, 08/07/2026
(n)
4,061 3,818
1 Month USD LIBOR + 3.50%
Red Ventures LLC
2.65%, 11/08/2024
(n)
377 364
1 Month USD LIBOR + 5.00%
$ 4,550
Aerospace & Defense - 0 .11%
Dynasty Acquisition Co Inc
3.72%, 04/06/2026
(n)
331 308
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
5.00%, PIK 6.75%, 04/28/2024
(n),(o)
689 552
1 Month USD LIBOR + 7.50%
8.75%, 11/28/2023
(n)
1,584 1,532
1 Month USD LIBOR + 10.75%
Standard Aero Ltd
3.72%, 04/06/2026
(n)
178 166
1 Month USD LIBOR + 3.50%
TransDigm Inc
2.40%, 05/30/2025
(n)
475 460
1 Month USD LIBOR + 1.75%
2.40%, 12/24/2025
(n)
512 496
1 Month USD LIBOR + 2.25%
$ 3,514

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0 .12%
Allegiant Travel Co
3.21%, 02/05/2024
(n)
$ 340 $ 327
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.14%, 12/14/2023
(n)
243 215
3 Month USD LIBOR + 2.00%
2.15%, 04/28/2023
(n)
148 130
3 Month USD LIBOR + 2.00%
Delta Air Lines Inc
5.75%, 04/27/2023
(n)
342 345
1 Month USD LIBOR + 4.75%
SkyMiles IP Ltd
4.75%, 09/16/2027
(n)
1,100 1,123
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(n)
1,679 1,573
3 Month USD LIBOR + 2.75%
$ 3,713
Apparel - 0 .01%
Champ Acquisition Corp
5.72%, 12/19/2025
(n)
458 446
3 Month USD LIBOR + 5.50%
Automobile Parts & Equipment - 0 .06%
Clarios Global LP
3.65%, 04/30/2026
(n)
1,825 1,804
3 Month USD LIBOR + 3.00%
Biotechnology - 0 .18%
Concordia International Corp
6.50%, 09/06/2024
(n)
5,972 5,784
1 Week USD LIBOR + 5.50%
Building Materials - 0 .02%
Quikrete Holdings Inc
2.65%, 01/31/2027
(n)
790 778
1 Month USD LIBOR + 8.25%
Casino Hotels - 0 .01%
Golden Nugget LLC
3.25%, 10/04/2023
(n)
356 339
1 Month USD LIBOR + 2.50%
Chemicals - 0 .08%
ASP Unifrax Holdings Inc
3.97%, 12/12/2025
(n)
1,324 1,155
3 Month USD LIBOR + 3.75%
INEOS US Finance LLC
2.15%, 03/31/2024
(n)
234 229
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.65%, 02/04/2027
(n)
712 706
1 Month USD LIBOR + 3.75%
Lummus Technology Holdings V LLC
4.15%, 06/16/2027
(n)
500 499
1 Month USD LIBOR + 4.00%
Tronox Finance LLC
3.18%, 09/20/2024
(n)
33 32
3 Month USD LIBOR + 5.50%
$ 2,621
Coal - 0 .01%
Peabody Energy Corp
2.90%, 03/31/2025
(n)
947 232
3 Month USD LIBOR + 2.50%
Commercial Services - 0 .59%
Belron Finance
2.46%, 10/25/2026
(n)
493 480
1 Month USD LIBOR + 2.50%
Fly Funding
2.00%, 08/09/2025
(n)
900 801
3 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security
4.91%, 10/23/2026
(n)
$ 356 $ 355
1 Month USD LIBOR + 4.75%
Hertz Corp/The
1.44%, 12/31/2021
(n)
284 291
1 Month USD LIBOR + 7.25%
3.50%, 06/30/2023
(n)
3,350 3,235
3 Month USD LIBOR + 2.75%
HGIM Corp
7.00%, 07/02/2023
(n)
1,277 608
3 Month USD LIBOR + 6.00%
Midas Intermediate Holdco II LLC
0.00%, 08/18/2021
(n),(p)
825 780
3 Month USD LIBOR + 5.25%
PAREXEL International Corp
2.90%, 09/27/2024
(n)
2,370 2,317
3 Month USD LIBOR + 8.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(n)
1,877 1,864
1 Month USD LIBOR + 3.25%
Sabert Corp
5.50%, 11/26/2026
(n)
493 489
1 Month USD LIBOR + 4.50%
Syniverse Holdings Inc
6.00%, 02/09/2023
(n)
1,787 1,533
3 Month USD LIBOR + 3.25%
10.00%, 02/09/2024
(n)
2,350 1,268
3 Month USD LIBOR + 5.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(n)
1,174 1,021
3 Month USD LIBOR + 2.50%
Trans Union LLC
1.90%, 11/13/2026
(n)
488 481
1 Month USD LIBOR + 3.75%
Travelport Finance Luxembourg Sarl
8.36%, 02/28/2025
(n)
470 454
1 Month USD LIBOR + 3.50%
Verscend Holding Corp
4.65%, 08/27/2025
(n)
1,248 1,242
3 Month USD LIBOR + 7.25%
Wand NewCo 3 Inc
3.15%, 02/05/2026
(n)
1,236 1,201
1 Month USD LIBOR + 6.00%
WEX Inc
2.40%, 05/14/2026
(n)
457 448
3 Month USD LIBOR + 2.25%
$ 18,868
Computers - 0 .19%
Ahead DB Holdings LLC
6.00%, 10/13/2027
(n)
600 577
1 Month USD LIBOR + 5.00%
Conduent Business Services LLC
1.90%, 12/07/2022
(n)
715 676
3 Month USD LIBOR + 4.00%
Dell International LLC
2.75%, 09/12/2025
(n)
667 666
1 Month USD LIBOR + 2.00%
iQor US Inc
0.00%, PIK 0.00%, 04/01/2021
(e),(n),(o)
949 609
3 Month USD LIBOR + 2.75%
McAfee LLC
3.90%, 09/30/2024
(n)
934 931
3 Month USD LIBOR + 3.75%
NCR Corp
2.65%, 08/07/2026
(n)
490 482
1 Month USD LIBOR + 5.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NeuStar Inc
4.50%, 08/08/2024
(n)
$ 697 $ 664
3 Month USD LIBOR + 2.25%
Perforce Software Inc
3.90%, 07/01/2026
(n)
414 405
1 Month USD LIBOR + 3.25%
Tempo Acquisition LLC
3.75%, 11/02/2026
(n)
1,178 1,157
1 Month USD LIBOR + 2.75%
$ 6,167
Consumer Products - 0 .08%
KIK Custom Products Inc
5.00%, 05/15/2023
(n)
2,683 2,672
3 Month USD LIBOR + 2.25%
Cosmetics & Personal Care - 0 .07%
Coty Inc
1.88%, 04/05/2023
(n)
1,288 1,209
1 Month USD LIBOR + 1.75%
Revlon Consumer Products Corp
4.25%, 07/21/2023
(n)
3,755 1,097
1 Month USD LIBOR + 3.25%
$ 2,306
Distribution & Wholesale - 0 .04%
Core & Main LP
3.75%, 08/01/2024
(n)
706 695
3 Month USD LIBOR + 3.00%
IAA Inc
2.44%, 06/28/2026
(n)
209 207
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
2.44%, 09/11/2026
(n)
277 270
1 Month USD LIBOR + 3.75%
$ 1,172
Diversified Financial Services - 0 .02%
Avolon TLB Borrower 1 US LLC
2.25%, 02/12/2027
(n)
406 393
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(n)
1,225 377
3 Month USD LIBOR + 4.75%
$ 770
Electric - 0 .05%
Calpine Corp
2.15%, 08/12/2026
(n)
931 916
1 Month USD LIBOR + 2.00%
2.40%, 01/15/2024
(n)
324 322
1 Month USD LIBOR + 2.25%
Exgen Renewables IV LLC
4.00%, 11/28/2024
(n)
281 280
3 Month USD LIBOR + 3.00%
$ 1,518
Electronics - 0 .01%
TTM Technologies Inc
2.65%, 09/13/2024
(n)
408 402
3 Month USD LIBOR + 6.50%
Engineering & Construction - 0 .03%
Atlantic Aviation FBO Inc
3.90%, 12/06/2025
(n)
487 480
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
5.25%, 06/21/2024
(n)
377 361
3 Month USD LIBOR + 4.25%
$ 841
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0 .36%
Crown Finance US Inc
2.77%, 02/07/2025
(n)
$ 756 $ 577
3 Month USD LIBOR + 2.25%
3.02%, 09/30/2026
(n)
154 116
1 Month USD LIBOR + 2.50%
Delta 2 Lux Sarl
3.50%, 02/01/2024
(n)
1,877 1,824
3 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.40%, 03/24/2025
(n)
472 458
3 Month USD LIBOR + 2.25%
Merlin Entertainment
3.47%, 10/16/2026
(n)
933 878
3 Month USD LIBOR + 3.25%
3.47%, 11/12/2026
(n)
155 146
3 Month USD LIBOR + 3.25%
Metro-Goldwyn-Mayer Inc
2.65%, 07/03/2025
(n)
1,804 1,751
3 Month USD LIBOR + 2.00%
5.50%, 07/03/2026
(n)
500 491
3 Month USD LIBOR + 3.50%
PCI Gaming Authority
2.65%, 05/29/2026
(n)
757 740
1 Month USD LIBOR + 7.25%
Penn National Gaming Inc
3.00%, 10/15/2025
(n)
648 636
3 Month USD LIBOR + 3.75%
Scientific Games International Inc
2.90%, 08/14/2024
(n)
1,383 1,334
1 Month USD LIBOR + 2.50%
SeaWorld Parks & Entertainment Inc
3.75%, 04/01/2024
(n)
1,147 1,092
3 Month USD LIBOR + 4.50%
Stars Group Holdings BV
3.72%, 06/27/2025
(n)
340 341
3 Month USD LIBOR + 3.00%
William Morris Endeavor Entertainment LLC
2.90%, 05/16/2025
(n)
1,295 1,170
3 Month USD LIBOR + 2.00%
$ 11,554
Environmental Control - 0 .09%
GFL Environmental Inc
4.00%, 05/09/2025
(n)
2,857 2,849
3 Month USD LIBOR + 3.50%
Food - 0 .13%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(n)
757 757
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
6.00%, 10/10/2024
(n)
1,280 1,283
1 Month USD LIBOR + 5.00%
CHG PPC Parent LLC
2.90%, 03/30/2025
(n)
241 236
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.40%, 01/29/2027
(n)
175 170
1 Month USD LIBOR + 5.75%
5.90%, 01/28/2028
(n)
500 497
1 Month USD LIBOR + 3.25%
Shearer's Foods LLC
4.75%, 09/15/2027
(n)
675 673
1 Month USD LIBOR + 2.25%
US Foods Inc
1.90%, 06/27/2023
(n)
544 526
1 Month USD LIBOR + 3.25%
$ 4,142

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food Service - 0 .02%
8th Avenue Food & Provisions Inc
3.65%, 09/19/2025
(n)
$ 634 $ 630
3 Month USD LIBOR + 3.50%
Forest Products & Paper - 0 .03%
Asplundh Tree Expert LLC
2.64%, 08/19/2027
(n)
1,135 1,136
1 Month USD LIBOR + 2.50%
Hand & Machine Tools - 0 .05%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(n)
750 748
1 Month USD LIBOR + 3.50%
Apex Tool Group LLC
6.50%, 08/01/2024
(n)
767 746
3 Month USD LIBOR + 5.50%
$ 1,494
Healthcare - Products - 0 .18%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(n),(o)
603 440
1 Month USD LIBOR + 4.50%
7.74%, 05/08/2023
(n)
1,307 1,268
1 Month USD LIBOR + 6.75%
CPI Holdco LLC
4.40%, 10/28/2026
(n)
1,196 1,188
1 Month USD LIBOR + 4.25%
LifeScan Global Corp
6.23%, 10/01/2024
(n)
886 837
3 Month USD LIBOR + 6.00%
Viant Medical Holdings Inc
3.90%, 07/02/2025
(n)
1,186 1,102
3 Month USD LIBOR + 4.50%
Vyaire Medical Inc
5.75%, 04/11/2025
(n)
1,425 1,065
3 Month USD LIBOR + 3.00%
$ 5,900
Healthcare - Services - 0 .68%
AHP Health Partners Inc
5.50%, 06/16/2025
(n)
1,653 1,649
3 Month USD LIBOR + 4.50%
Air Methods Corp
4.50%, 04/12/2024
(n)
641 598
3 Month USD LIBOR + 3.50%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(n)
645 616
3 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
5.22%, 05/15/2025
(n)
1,322 1,142
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.25%, 05/17/2026
(n)
485 484
3 Month USD LIBOR + 2.25%
Envision Healthcare Corp
3.90%, 10/10/2025
(n)
3,996 3,247
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
3.90%, 02/05/2027
(n)
482 461
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
3.44%, 07/02/2025
(n)
1,107 1,099
1 Month USD LIBOR + 3.25%
Global Medical Response Inc
5.75%, 09/24/2025
(n)
2,000 1,973
1 Month USD LIBOR + 4.75%
HCA Inc
1.90%, 03/13/2025
(n)
292 291
1 Month USD LIBOR + 1.75%
1.90%, 03/18/2026
(n)
833 830
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Heartland Dental LLC
3.64%, 04/18/2025
(n)
$ 121 $ 116
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
3.50%, 08/18/2022
(n)
673 672
3 Month USD LIBOR + 3.75%
LifePoint Health Inc
3.90%, 11/14/2025
(n)
3,076 3,028
1 Month USD LIBOR + 3.50%
MMM Holdings LLC
6.75%, 10/30/2026
(n)
953 953
1 Month USD LIBOR + 5.75%
Phoenix Guarantor Inc
3.40%, 03/05/2026
(n)
1,500 1,479
1 Month USD LIBOR + 3.75%
Quorum Health Corp
9.25%, 04/29/2025
(n)
342 328
3 Month USD LIBOR + 3.00%
Select Medical Corp
2.78%, 03/06/2025
(n)
1,248 1,225
3 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
4.25%, 06/20/2024
(n)
1,757 1,718
3 Month USD LIBOR + 5.00%
$ 21,909
Insurance - 0 .15%
Acrisure LLC
3.65%, 02/12/2027
(n)
1,548 1,514
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
3.40%, 05/09/2025
(n)
913 889
1 Month USD LIBOR + 3.25%
BroadStreet Partners Inc
3.40%, 01/27/2027
(n)
616 599
1 Month USD LIBOR + 3.25%
4.75%, 01/27/2027
(n)
236 232
1 Month USD LIBOR + 3.75%
HUB International Ltd
2.96%, 04/25/2025
(n)
1,273 1,241
1 Month USD LIBOR + 2.75%
5.00%, 04/25/2025
(n)
321 321
1 Month USD LIBOR + 4.00%
$ 4,796
Internet - 0 .08%
Ancestry.com
0.00%, 11/24/2027
(n),(p)
350 349
CNT Holdings I Corp
4.50%, 10/16/2027
(n)
1,000 991
1 Month USD LIBOR + 3.75%
Uber Technologies Inc
3.65%, 07/13/2023
(n)
887 882
3 Month USD LIBOR + 4.00%
5.00%, 04/04/2025
(n)
326 325
3 Month USD LIBOR + 1.75%
$ 2,547
Leisure Products & Services - 0 .12%
Alterra Mountain Co
2.90%, 07/31/2024
(n)
1,018 985
1 Month USD LIBOR + 3.75%
Callaway Golf Co
4.65%, 01/02/2026
(n)
434 434
3 Month USD LIBOR + 4.50%
Carnival Corp
8.50%, 06/30/2025
(n)
433 448
1 Month USD LIBOR + 5.75%
ClubCorp Holdings Inc
2.97%, 08/16/2024
(n)
1,225 1,085
3 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Equinox Holdings Inc
4.00%, 03/08/2024
(n)
$ 1,253 $ 1,049
3 Month USD LIBOR + 3.00%
$ 4,001
Lodging - 0 .17%
Boyd Gaming Corp
2.32%, 09/15/2023
(n)
1,686 1,659
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.90%, 12/22/2024
(n)
2,049 1,981
3 Month USD LIBOR + 2.75%
4.65%, 06/19/2025
(n)
1,000 990
1 Month USD LIBOR + 4.50%
CityCenter Holdings LLC
3.00%, 04/18/2024
(n)
581 559
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
1.90%, 06/18/2026
(n)
399 389
3 Month USD LIBOR + 1.75%
$ 5,578
Machinery - Construction & Mining - 0 .12%
TNT Crane & Rigging Inc
7.50%, 10/16/2024
(n)
3,000 3,022
1 Month USD LIBOR + 9.00%
Vertiv Group Corp
3.15%, 02/11/2027
(n)
744 732
1 Month USD LIBOR + 4.50%
$ 3,754
Machinery - Diversified - 0 .07%
Altra Industrial Motion Corp
2.15%, 10/01/2025
(n)
385 378
3 Month USD LIBOR + 2.00%
Gardner Denver Inc
2.90%, 03/01/2027
(n)
264 263
1 Month USD LIBOR + 2.75%
NN Inc
5.90%, 10/19/2022
(n)
139 137
1 Month USD LIBOR + 2.75%
6.50%, 10/19/2022
(n)
109 109
1 Month USD LIBOR + 2.50%
Vertical US Newco
4.57%, 06/30/2027
(n)
1,250 1,246
3 Month USD LIBOR + 4.25%
$ 2,133
Media - 0 .52%
Altice Financing SA
2.89%, 07/15/2025
(n)
1,807 1,737
3 Month USD LIBOR + 3.25%
CSC Holdings LLC
2.39%, 07/17/2025
(n)
494 480
3 Month USD LIBOR + 2.50%
2.64%, 04/27/2027
(n)
971 947
1 Month USD LIBOR + 4.00%
Entercom Media Corp
2.64%, 11/18/2024
(n)
514 496
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
2.65%, 05/01/2026
(n)
1,463 1,430
1 Month USD LIBOR + 2.50%
Gray Television Inc
2.40%, 02/07/2024
(n)
323 317
3 Month USD LIBOR + 2.25%
2.65%, 01/02/2026
(n)
387 381
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(n)
1,068 1,007
1 Month USD LIBOR + 6.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc
3.15%, 05/01/2026
(n)
$ 1,196 $ 1,156
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
5.14%, 10/22/2026
(n)
1,065 1,065
1 Month USD LIBOR + 8.25%
McGraw Hill LLC
5.00%, 05/04/2022
(n)
2,092 1,972
3 Month USD LIBOR + 4.25%
Meredith Corp
5.25%, 01/31/2025
(n)
434 433
1 Month USD LIBOR + 2.50%
Nexstar Broadcasting Inc
2.40%, 01/17/2024
(n)
1,053 1,038
3 Month USD LIBOR + 2.75%
2.90%, 09/18/2026
(n)
966 953
1 Month USD LIBOR + 2.00%
Nielsen Finance LLC
2.13%, 10/04/2023
(n)
668 661
3 Month USD LIBOR + 4.00%
Radiate Holdco LLC
4.25%, 09/11/2026
(n)
400 398
1 Month USD LIBOR + 2.25%
Sinclair Television Group Inc
2.40%, 01/03/2024
(n)
461 449
3 Month USD LIBOR + 3.75%
Univision Communications Inc
3.75%, 03/15/2024
(n)
307 302
3 Month USD LIBOR + 6.75%
WideOpenWest Finance LLC
4.25%, 08/18/2023
(n)
388 383
3 Month USD LIBOR + 2.75%
Ziggo Financing Partnership
2.64%, 04/17/2028
(n)
1,125 1,100
1 Month USD LIBOR + 7.50%
$ 16,705
Miscellaneous Manufacturers - 0 .04%
Gates Global LLC
3.75%, 03/31/2024
(n)
1,226 1,214
3 Month USD LIBOR + 2.75%
Office & Business Equipment - 0 .01%
Pitney Bowes Inc
5.65%, 01/17/2025
(n)
357 353
1 Month USD LIBOR + 6.50%
Oil & Gas - 0 .19%
California Resources
10.00%, 10/27/2025
(n)
774 766
1 Month USD LIBOR + 9.00%
CITGO Petroleum Corp
7.25%, 03/28/2024
(n)
464 443
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
2.40%, 03/30/2025
(n)
945 883
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(n)
1,161 1,133
1 Month USD LIBOR + 5.50%
Fieldwood Energy LLC
0.00%, 04/11/2022
(e),(n)
8,736 1,944
3 Month USD LIBOR + 5.25%
0.00%, 04/11/2023
(e),(n)
3,648 1
3 Month USD LIBOR + 7.25%
9.75%, 08/04/2021
(n)
128 127
1 Month USD LIBOR + 8.75%
Gulf Finance LLC
6.25%, 08/25/2023
(n)
1,073 778
3 Month USD LIBOR + 5.25%
$ 6,075

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .04%
PGS ASA
7.73%, 03/19/2024
(n)
$ 1,553 $ 1,139
3 Month USD LIBOR + 4.00%
Packaging & Containers - 0 .17%
Berry Global Inc
2.13%, 01/19/2024
(n)
931 922
1 Month USD LIBOR + 2.00%
2.13%, 07/01/2026
(n)
506 496
1 Month USD LIBOR + 2.00%
Graham Packaging Co Inc
4.50%, 08/06/2027
(n)
695 694
1 Month USD LIBOR + 3.75%
Kloeckner Pentaplast of America Inc
5.25%, 06/29/2022
(n)
1,603 1,581
3 Month USD LIBOR + 3.50%
Plaze Inc
5.25%, 08/03/2026
(n)
1,125 1,108
1 Month USD LIBOR + 2.00%
Reynolds Group Holdings Inc
2.90%, 02/05/2023
(n)
742 732
3 Month USD LIBOR + 2.75%
$ 5,533
Pharmaceuticals - 0 .32%
Amneal Pharmaceuticals LLC
3.69%, 05/04/2025
(n)
690 667
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.89%, 11/14/2025
(n)
1,118 1,100
3 Month USD LIBOR + 4.00%
3.12%, 05/19/2025
(n)
2,702 2,668
3 Month USD LIBOR + 2.75%
Change Healthcare Holdings LLC
3.60%, 03/01/2024
(n)
1,590 1,574
1 Month USD LIBOR + 2.50%
Grifols Worldwide Operations USA Inc
2.07%, 11/15/2027
(n)
924 909
1 Month USD LIBOR + 2.00%
Mallinckrodt International Finance SA
5.50%, 09/24/2024
(n)
1,548 1,446
3 Month USD LIBOR + 3.00%
5.75%, 02/24/2025
(n)
758 707
3 Month USD LIBOR + 7.50%
Milano Acquisition Corp
4.75%, 08/17/2027
(n)
1,150 1,138
1 Month USD LIBOR + 4.25%
$ 10,209
Pipelines - 0 .09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(n)
461 432
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
3.73%, 09/30/2024
(n)
972 961
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
2.90%, 11/15/2026
(n)
591 585
1 Month USD LIBOR + 2.75%
Traverse Midstream Partners LLC
6.50%, 09/21/2024
(n)
1,149 1,081
1 Month USD LIBOR + 2.25%
$ 3,059
Real Estate - 0 .10%
Brookfield Retail Holdings VII Sub 3 LLC
3.15%, 08/27/2023
(n)
2,516 2,314
3 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Realogy Group LLC
2.15%, 02/08/2023
(n)
$ 465 $ 451
3 Month USD LIBOR + 3.50%
3.00%, 02/08/2025
(n)
458 443
3 Month USD LIBOR + 2.50%
$ 3,208
REITs - 0 .03%
Blackstone Mortgage Trust Inc
2.40%, 04/23/2026
(n)
981 943
1 Month USD LIBOR + 2.25%
Retail - 0 .27%
1011778 BC ULC
1.90%, 11/14/2026
(n)
1,096 1,064
1 Month USD LIBOR + 3.00%
Academy Ltd
5.75%, 10/28/2027
(n)
1,000 983
1 Month USD LIBOR + 5.00%
Belk Inc
7.75%, 07/31/2025
(n)
1,386 450
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
2.14%, 02/03/2024
(n)
82 81
1 Month USD LIBOR + 2.00%
CWGS Group LLC
3.50%, 11/08/2023
(n)
2,427 2,382
3 Month USD LIBOR + 2.75%
EG America LLC
4.22%, 02/07/2025
(n)
719 704
3 Month USD LIBOR + 3.00%
LS Group OpCo Acquistion LLC
4.25%, 10/26/2027
(n)
750 743
1 Month USD LIBOR + 5.00%
Mattress Firm Inc
0.00%, 11/24/2027
(n),(p)
600 594
1 Month USD LIBOR + 3.75%
Petco Animal Supplies Inc
4.25%, 01/26/2023
(n)
421 397
3 Month USD LIBOR + 5.50%
Sally Holdings
0.00%, 11/20/2024
(n),(p)
160 157
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(n)
61 61
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(n)
383 345
1 Month USD LIBOR + 4.00%
SRS Distribution Inc
3.15%, 05/23/2025
(n)
396 387
3 Month USD LIBOR + 3.00%
Staples Inc
5.21%, 04/09/2026
(n)
469 451
3 Month USD LIBOR + 9.00%
$ 8,799
Semiconductors - 0 .06%
Bright Bidco BV
4.50%, 06/30/2024
(n)
2,163 1,187
3 Month USD LIBOR + 5.00%
MACOM Technology Solutions Holdings Inc
2.40%, 05/17/2024
(n)
375 365
3 Month USD LIBOR + 2.25%
Microchip Technology Inc
2.15%, 05/29/2025
(n)
282 280
3 Month USD LIBOR + 4.00%
$ 1,832
Software - 0 .96%
athenahealth Inc
4.75%, 02/11/2026
(n)
443 440
3 Month USD LIBOR + 4.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Blackboard Inc
7.00%, 06/28/2024
(n)
$ 1,720 $ 1,699
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
4.40%, 10/02/2025
(n)
322 318
3 Month USD LIBOR + 4.25%
BY Crown Parent LLC
4.00%, 01/31/2026
(n)
346 343
1 Month USD LIBOR + 3.50%
Camelot Finance SA
3.15%, 10/30/2026
(n)
451 446
1 Month USD LIBOR + 4.50%
Cengage Learning Inc
5.25%, 06/07/2023
(n)
1,787 1,658
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
2.60%, 04/04/2025
(n)
768 750
1 Month USD LIBOR + 2.50%
DiscoverOrg LLC
3.90%, 02/01/2026
(n)
949 934
3 Month USD LIBOR + 4.50%
DTI Holdco Inc
5.75%, 09/30/2023
(n)
668 599
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.85%, 02/06/2026
(n)
1,044 1,036
1 Month USD LIBOR + 3.75%
Dynatrace LLC
2.40%, 08/08/2025
(n)
208 205
1 Month USD LIBOR + 2.75%
Epicor Software Corp
5.25%, 07/30/2027
(n)
2,164 2,166
1 Month USD LIBOR + 4.25%
Finastra USA Inc
4.51%, 06/13/2024
(n)
1,083 1,048
3 Month USD LIBOR + 3.50%
Greeneden US Holdings II LLC
0.00%, 10/08/2027
(n),(p)
2,761 2,750
1 Month USD LIBOR + 4.00%
Greenway Health LLC
4.75%, 02/16/2024
(n)
266 236
3 Month USD LIBOR + 4.25%
Informatica LLC
3.40%, 02/14/2027
(n)
1,016 998
1 Month USD LIBOR + 3.25%
MA FinanceCo LLC
2.65%, 06/21/2024
(n)
315 306
3 Month USD LIBOR + 2.50%
5.25%, 05/29/2025
(n)
259 259
1 Month USD LIBOR + 4.25%
Rackspace Technology Global Inc
4.00%, 11/03/2023
(n)
3,197 3,174
3 Month USD LIBOR + 2.25%
Riverbed Technology Inc
4.25%, 04/24/2022
(n)
1,658 1,491
3 Month USD LIBOR + 3.00%
Seattle SpinCo Inc
2.65%, 06/21/2024
(n)
2,130 2,069
3 Month USD LIBOR + 4.25%
Skillsoft
8.50%, 04/27/2025
(n)
1,503 1,483
3 Month USD LIBOR + 7.50%
Skillsoft First Out
8.50%, 12/27/2024
(n)
217 217
1 Month USD LIBOR + 7.50%
Software Luxembourg Acquisition Sarl
8.50%, 12/27/2024
(n)
248 248
1 Month USD LIBOR + 7.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Sophia LP
4.50%, 09/23/2027
(n)
$ 1,048 $ 1,040
1 Month USD LIBOR + 6.75%
SS&C Technologies Inc
1.90%, 04/16/2025
(n)
301 295
1 Month USD LIBOR + 1.75%
1.90%, 04/16/2025
(n)
228 224
1 Month USD LIBOR + 1.75%
1.90%, 04/16/2025
(n)
1,286 1,267
1 Month USD LIBOR + 3.25%
TIBCO Software Inc
3.91%, 06/30/2026
(n)
320 313
1 Month USD LIBOR + 3.25%
Ultimate Software Group Inc/The
3.90%, 05/03/2026
(n)
1,228 1,219
3 Month USD LIBOR + 3.50%
4.75%, 05/04/2026
(n)
443 443
1 Month USD LIBOR + 3.75%
Xperi Holding Corp
4.14%, 06/01/2025
(n)
172 171
1 Month USD LIBOR + 3.00%
Zelis Payments Buyer Inc
4.90%, 09/30/2026
(n)
1,027 1,026
1 Month USD LIBOR + 7.50%
$ 30,871
Telecommunications - 0 .78%
Altice France SA/France
4.24%, 08/14/2026
(n)
1,924 1,896
3 Month USD LIBOR + 2.25%
Avaya Inc
4.39%, 12/16/2024
(n)
1,087 1,085
3 Month USD LIBOR + 4.25%
5.88%, 12/15/2027
(n)
1,465 1,445
1 Month USD LIBOR + 4.25%
CenturyLink Inc
2.40%, 03/15/2027
(n)
482 471
1 Month USD LIBOR + 2.25%
CommScope Inc
3.40%, 04/06/2026
(n)
1,265 1,242
3 Month USD LIBOR + 3.25%
Connect Finco SARL
5.50%, 09/23/2026
(n)
1,116 1,113
1 Month USD LIBOR + 2.50%
Frontier Communications Corp
0.00%, 10/08/2021
(n),(p)
55 55
1 Month USD LIBOR + 4.75%
GTT Communications Inc
2.97%, 05/31/2025
(n)
345 266
3 Month USD LIBOR + 2.75%
Infoblox
0.00%, 10/07/2027
(n),(p)
1,500 1,485
Intelsat Jackson Holdings SA
6.50%, 07/13/2022
(n)
1,123 1,146
1 Month USD LIBOR + 2.75%
7.87%, 11/27/2023
(n)
5,816 5,881
1 Month USD LIBOR + 3.75%
8.63%, 01/02/2024
(n)
1,425 1,444
Intrado Corp
4.50%, 10/10/2024
(n)
292 276
3 Month USD LIBOR + 8.00%
5.00%, 10/10/2024
(n)
2,585 2,455
3 Month USD LIBOR + 3.50%
Iridium Satellite LLC
4.75%, 10/16/2026
(n)
1,594 1,593
1 Month USD LIBOR + 5.00%
Maxar Technologies Ltd
2.90%, 10/05/2024
(n)
895 867
3 Month USD LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
MLN US Holdco LLC
4.64%, 11/30/2025
(n)
$ 492 $ 429
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.65%, 07/02/2025
(n)
892 860
3 Month USD LIBOR + 6.00%
Windstream Services LLC
7.25%, 08/11/2027
(n)
887 847
1 Month USD LIBOR + 6.25%
Zayo Group Holdings Inc
3.15%, 02/19/2027
(n)
219 215
1 Month USD LIBOR + 4.75%
$ 25,071
Transportation - 0 .04%
CEVA Logistics Finance BV
5.22%, 08/04/2025
(n)
481 462
3 Month USD LIBOR + 4.00%
Genesee & Wyoming Inc
2.22%, 11/06/2026
(n)
309 306
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
2.15%, 02/24/2025
(n)
394 390
3 Month USD LIBOR + 1.75%
$ 1,158
TOTAL SENIOR FLOATING RATE INTERESTS $ 247,089
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 23 .43%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 3 .84%
0.14%, 07/31/2022
(l)
$ 63,000 $ 63,008
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.14%, 10/31/2022
(l)
11,000 10,999
US Treasury 3 Month Bill Money Market
Yield + 0.06%
0.20%, 04/30/2022
(l)
17,000 17,016
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.39%, 10/31/2021
(l),(q)
30,000 30,078
US Treasury 3 Month Bill Money Market
Yield + 0.30%
1.13%, 08/15/2040 1,495 1,435
1.38%, 08/15/2050 870 828
$ 123,364
U.S. Treasury Bill - 0 .81%
0.08%, 12/29/2020
(r)
1,000 1,000
0.09%, 01/28/2021
(l),(r)
3,000 3,000
0.09%, 05/27/2021
(r)
1,000 999
0.10%, 01/07/2021
(l),(r)
8,000 7,999
0.11%, 04/08/2021
(l),(r)
8,000 7,998
0.12%, 03/11/2021
(r)
5,000 4,999
$ 25,995
U.S. Treasury Inflation-Indexed Obligations - 18 .78%
0.13%, 04/15/2022 18,517 18,812
0.13%, 07/15/2022 23,314 23,894
0.13%, 01/15/2023 19,242 19,819
0.13%, 07/15/2024 19,661 20,798
0.13%, 10/15/2024 10,916 11,562
0.13%, 04/15/2025 26,048 27,658
0.13%, 10/15/2025 11,014 11,820
0.13%, 07/15/2026 13,158 14,251
0.13%, 01/15/2030
(q)
18,872 20,791
0.13%, 07/15/2030 20,512 22,721
0.25%, 01/15/2025 16,915 18,020
0.25%, 07/15/2029 13,269 14,795
0.25%, 02/15/2050 5,654 6,704
0.38%, 07/15/2023 22,113 23,205
0.38%, 07/15/2025 21,884 23,716
0.38%, 01/15/2027 16,561 18,209
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.38%, 07/15/2027
(q)
$ 20,706 $ 22,970
0.50%, 04/15/2024 3,602 3,819
0.50%, 01/15/2028
(q)
22,197 24,836
0.63%, 04/15/2023 21,368 22,316
0.63%, 01/15/2024 17,380 18,455
0.63%, 01/15/2026
(q)
19,610 21,571
0.63%, 02/15/2043 6,979 8,651
0.75%, 07/15/2028
(q)
21,016 24,131
0.75%, 02/15/2042 9,960 12,598
0.75%, 02/15/2045 10,608 13,601
0.88%, 01/15/2029
(q)
16,767 19,451
0.88%, 02/15/2047 6,766 9,045
1.00%, 02/15/2046 5,889 7,986
1.00%, 02/15/2048 6,338 8,782
1.00%, 02/15/2049 6,480 9,082
1.38%, 02/15/2044 10,280 14,730
1.75%, 01/15/2028 4,863 5,897
2.00%, 01/15/2026 7,928 9,302
2.13%, 02/15/2040 4,120 6,346
2.13%, 02/15/2041 5,498 8,567
2.38%, 01/15/2025 6,356 7,348
2.38%, 01/15/2027 7,436 9,127
2.50%, 01/15/2029 4,269 5,547
3.38%, 04/15/2032 3,294 4,959
3.63%, 04/15/2028 5,660 7,707
$ 603,599
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 752,958
TOTAL PURCHASED OPTIONS - 0.00% $ 27
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.06% $ 1,804
TOTAL PURCHASED CAPPED OPTIONS - 0.01% $ 209
Total Investments $ 3,225,427
Other Assets and Liabilities -  (0.38)% (12,000)
TOTAL NET ASSETS - 100.00% $ 3,213,427
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $22,586 or 0.70% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $174,067 or 5.42% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
(i) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,812 or 0.09%
of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $22,589 or 0.70% of net assets.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) This Senior Floating Rate Note will settle after November 30, 2020, at which time the interest rate will be determined.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,444 or 0.08% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Government 31 .82%
Utilities 12 .89%
Financial 12 .10%
Energy 9 .99%
Basic Materials 9 .48%
Industrial 6 .85%
Consumer, Non-cyclical 6 .00%
Mortgage Securities 3 .70%
Money Market Funds 2 .40%
Consumer, Cyclical 1 .80%
Communications 1 .70%
Technology 1 .31%
Investment Companies 0 .27%
Purchased Interest Rate Swaptions 0 .06%
Purchased Capped Options 0 .01%
Purchased Options 0 .00%
Other Assets and Liabilities
( 0 .38 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 69,408 $ 630,140 $ 633,811 $ 65,737
$ 69,408 $ 630,140 $ 633,811 $ 65,737
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 209 $ 73 0.00%
Fieldwood Energy LLC 04/05/2018-08/29/2018 301 2 0.00%
Millennium Health LLC 03/15/2016 — 23 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 117 0.00%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 38,200 0.30% 02/15/2022 $ 67 $ 191 $ 124
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive 3,630 0.30% 02/15/2022 15 18 3
Total $ 82 $ 209 $ 127
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 19,100 0.55% 02/15/2022 $ (15) $ (57) $ (42)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 19,100 0.55% 02/15/2022 (20) (58) (38)
Total $ (35) $ (115) $ (80)
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 204 $ 510 $ 99 .75 12/14/2021 $ 40 $ 27 $ (13)
Total $ 40 $ 27 $ (13)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 51 $ 128 $ 100 .00 12/14/2021 $ (8) $ (2) $ 6
Call - 90 Day Eurodollar Future;
December 2021
N/A 102 255 $ 99 .38 12/14/2021 (51) (100) (49)
Total $ (59) $ (102) $ (43)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 6,340 0.82% 11/26/2024 $ 23 $ 24 $ 1
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 233 164
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 86 54
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 87 55
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 98 35
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 329 239
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 220 160
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 60 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 20 14 (6)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 27 22 (5)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 21 (19)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 25 (2)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 61 42
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 7 19 12
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 85 53
Call - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Pay JPY 3,760 0.78% 04/19/2021 2 4 2
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 38 26
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 6,340 0.82% 11/26/2024 24 23 (1)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 7 (53)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 59 46 (13)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 6 (27)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 45 (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 32 11 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 — (103)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,760 1.46% 08/17/2021 $ 63 $ 9 $ (54)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 11 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 10 (80)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 3 3 —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,650 1.05% 12/10/2020 15 — (15)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 740 0.89% 05/01/2025 40 55 15
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.28% 06/05/2025 28 27 (1)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,120 0.95% 12/22/2020 14 4 (10)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 28 24 (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 12 13 1
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 4 (2)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 13 (6)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 8 (46)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 53 14 (39)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 21 (67)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 11 (21)
Put - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Receive JPY 3,760 0.78% 04/19/2021 2 — (2)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,210 2.85% 05/10/2022 128 13 (115)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 54 — (54)
Total $ 1,767 $ 1,804 $ 37
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 880 0.37% 03/18/2021 $ (1) $ (1) $ —
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 9,290 0.41% 03/18/2021 (16) (18) (2)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (74) (460) (386)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (243) (159)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 915 1.06% 10/12/2022 (31) (27) 4
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.74% 06/28/2021 (31) (11) 20
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,070 0.45% 10/01/2021 (10) (5) 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,030 0.82% 06/17/2021 (27) (13) 14
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) (2) 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,120 0.65% 12/22/2020 (9) (1) 8

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,190 0.72% 06/30/2021 $ (31) $ (10) $ 21
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,170 0.75% 06/03/2021 (55) (20) 35
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 977 0.93% 10/07/2021 (24) (19) 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (40) (17) 23
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.67% 07/15/2021 (30) (9) 21
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,680 0.74% 04/20/2021 (47) (13) 34
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,728 1.53% 12/14/2020 (27) (149) (122)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,725 1.51% 12/15/2020 (27) (146) (119)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,400 0.12% 04/05/2022 (31) (47) (16)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 2,780 0.02% 04/08/2022 (36) (68) (32)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,023 0.14% 09/13/2022 (16) (19) (3)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 690 0.02% 04/08/2022 (14) (17) (3)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,020 0.04% 09/14/2022 (16) (24) (8)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 2,710 0.48% 01/20/2021 (7) (9) (2)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) — 78
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (42) — 42
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) — 62
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,670 1.00% 06/02/2021 (71) (57) 14
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,070 1.05% 06/14/2021 (16) (12) 4
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (45) (5) 40
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (45) (4) 41
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 730 1.10% 07/15/2021 (8) (8) —
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (6) 17
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (22) (6) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (3) 14
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 750 1.10% 07/19/2021 (7) (8) (1)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (31) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (7) 133
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,216 1.60% 03/07/2022 (20) (10) 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,000 0.95% 08/05/2021 (11) (18) (7)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) — 73
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (1) 7

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 1,190 0.74% 06/28/2021 $ (31) $ (32) $ (1)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,508 1.15% 11/05/2021 (34) (36) (2)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.72% 06/30/2021 (31) (34) (3)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.67% 07/15/2021 (30) (39) (9)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,140 1.45% 10/01/2021 (15) (13) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 680 1.15% 01/11/2022 (10) (11) (1)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (39) (49) (10)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 100 1.05% 06/14/2021 (1) (1) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 977 0.93% 10/07/2021 (23) (21) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,170 0.75% 06/03/2021 (54) (54) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 915 1.06% 10/12/2022 (31) (29) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,090 0.95% 08/06/2021 (12) (19) (7)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 440 1.00% 06/02/2021 (7) (5) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (23) (10) 13
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/04/2022 (22) (10) 12
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,935 1.60% 03/07/2022 (32) (15) 17
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,030 0.82% 06/17/2021 (25) (22) 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (2) (2) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (5) (5) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,790 1.60% 03/07/2022 (18) (14) 4
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (4) 24
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (2) 11
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (27) 25
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (6) 35
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (8) 24
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (12) 42
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (7) 26
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,680 0.74% 04/20/2021 (47) (38) 9
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (20) (5) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,400 0.00% 06/28/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (35) — 35
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (26) — 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) — 27

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,920 0.25% 09/06/2021 $ (12) $ (2) $ 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,490 0.25% 09/07/2021 (14) (2) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (12) — 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,200 0.00% 06/21/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (4) — 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.15% 08/10/2021 (8) (1) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,728 1.53% 12/14/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,570 0.00% 06/22/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 7,790 0.15% 04/20/2021 (28) — 28
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,725 1.51% 12/15/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.08% 06/01/2021 (9) — 9
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,023 0.14% 09/13/2022 (16) (6) 10
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 690 0.02% 04/08/2022 (6) (2) 4
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,780 0.02% 04/08/2022 (36) (7) 29
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.12% 04/05/2022 (31) (8) 23
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,020 0.04% 09/14/2022 (16) (4) 12
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 2,710 0.48% 01/20/2021 (7) (4) 3
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,330 0.60% 09/06/2021 (17) (18) (1)
Total $ (2,707) $ (2,108) $ 599
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; March 2021
(a)
Long 151 $ 7,241 $ 711
Canada 10 Year Bond; March 2021 Short 30 3,438 (4)
Cocoa; March 2021
(a)
Short 22 603 (49)
Coffee 'C'; March 2021
(a)
Short 197 9,109 (19)
Copper; March 2021
(a)
Long 371 31,888 3,335
Corn; March 2021
(a)
Short 233 4,963 16
Corn; September 2021
(a)
Long 18 370 —
Cotton No.2; March 2021
(a)
Short 349 12,590 (211)
Euro Bond 10 Year Bond; December 2020 Short 57 11,916 (48)
Euro Buxl 30 Year Bond; December 2020 Short 3 811 9

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; December 2020 Short 1 $ 180 $ (7)
Feeder Cattle; January 2021
(a)
Long 63 4,443 59
Gasoline RBOB; January 2021
(a)
Short 166 8,656 (569)
Gasoline RBOB; March 2021
(a)
Short 108 5,760 (372)
Gold 100 oz; April 2021
(a)
Long 215 38,373 (1,724)
KC HRW Wheat; March 2021
(a)
Short 172 4,704 120
Lean Hogs; February 2021
(a)
Short 590 16,184 (478)
Live Cattle; February 2021
(a)
Short 210 9,481 (8)
LME Lead; December 2020
(a)
Short — — 170
LME Lead; June 2021
(a)
Long 52 2,709 72
LME Nickel; December 2020
(a)
Short — — (957)
LME Nickel; January 2021
(a)
Long 1 96 5
LME Nickel; June 2021
(a)
Short — — 10
LME Nickel; March 2021
(a)
Short 72 6,929 (140)
LME PRI Alum; December 2020
(a)
Short — — 214
LME PRI Alum; January 2021
(a)
Long 1 51 7
LME PRI Alum; June 2021
(a)
Long 409 20,961 1,524
LME PRI Alum; March 2021
(a)
Short — — 18
LME Zinc; December 2020
(a)
Short — — 1,342
LME Zinc; March 2021
(a)
Long 224 15,648 748
Low Sulphur Gasoline; January 2021
(a)
Short 156 6,084 (598)
Natural Gas; April 2022
(a)
Short 648 16,304 427
Natural Gas; January 2021
(a)
Long 969 27,927 (287)
Natural Gas; March 2022
(a)
Long 648 18,831 (535)
NY Harb ULSD; January 2021
(a)
Long 284 16,358 (27)
NY Harb ULSD; March 2021
(a)
Short 8 466 (30)
Platinum; January 2021
(a)
Long 5 242 3
Silver; March 2021
(a)
Long 1 113 (11)
Soybean Meal; January 2021
(a)
Long 206 8,044 492
Soybean Oil; December 2021
(a)
Long 262 5,497 97
Soybean Oil; March 2021
(a)
Long 442 9,884 881
Soybean; January 2021
(a)
Long 116 6,777 103
Soybean; November 2021
(a)
Long 171 8,907 23
Sugar #11; March 2021
(a)
Long 378 6,143 278
US 10 Year Note; March 2021 Short 100 13,817 (26)
US 10 Year Ultra Note; March 2021 Short 25 3,928 (5)
US 2 Year Note; March 2021 Long 176 38,870 15
US 5 Year Note; March 2021 Long 3 378 —
US Long Bond; March 2021 Short 2 350 —
US Ultra Bond; March 2021 Short 1 216 —
Wheat; March 2021
(a)
Short 268 7,839 190
WTI Crude; January 2021
(a)
Short 1,020 46,247 (4,360)
WTI Crude; June 2021
(a)
Long 794 36,341 1,989
Total $ 2,393
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/16/2020 $ 645 CAD 839 $ — $ (1)
Barclays Bank PLC 12/03/2020 JPY 20,372 $ 195 — —
Barclays Bank PLC 12/03/2020 $ 181 NZD 274 — (11)
Barclays Bank PLC 12/03/2020 $ 636 EUR 538 — (5)
Barclays Bank PLC 12/17/2020 $ 1,430 MXN 31,253 — (114)
BNP Paribas 12/03/2020 $ 6,722 NZD 10,140 — (389)
BNP Paribas 12/16/2020 $ 1,140 CAD 1,517 — (29)
Citigroup Inc 12/03/2020 $ 145 GBP 112 — (4)
Citigroup Inc 12/11/2020 CAD 752 $ 570 9 —
Citigroup Inc 12/11/2020 $ 570 CAD 751 — (8)
Citigroup Inc 12/16/2020 CAD 7,668 $ 5,825 82 —
Citigroup Inc 12/16/2020 $ 3,470 CAD 4,579 — (56)
Deutsche Bank AG 12/03/2020 JPY 1,106,813 $ 10,643 — (41)
Deutsche Bank AG 01/06/2021 $ 10,652 JPY 1,106,813 39 —
Goldman Sachs & Co 12/03/2020 EUR 4,132 $ 4,921 8 —
Goldman Sachs & Co 12/03/2020 $ 6,085 EUR 5,195 — (113)
Goldman Sachs & Co 12/17/2020 MXN 32,336 $ 1,430 168 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 01/06/2021 $ 4,926 EUR 4,132 $ — $ (8)
HSBC Securities Inc 12/16/2020 $ 570 CAD 750 — (8)
JPMorgan Chase 12/03/2020 $ 14,881 JPY 1,553,791 — (3)
JPMorgan Chase 12/03/2020 $ 16 CAD 22 — —
Morgan Stanley & Co 12/03/2020 JPY 426,464 $ 4,083 2 —
Morgan Stanley & Co 12/03/2020 $ 1,687 NZD 2,424 — (13)
Standard Chartered Bank, Hong Kong 12/03/2020 EUR 2,578 $ 3,060 15 —
Standard Chartered Bank, Hong Kong 12/03/2020 $ 188 GBP 143 — (2)
UBS AG 12/03/2020 EUR 4,132 $ 4,943 — (14)
UBS AG 12/03/2020 NZD 12,768 $ 8,960 — (7)
UBS AG 12/03/2020 $ 6,071 EUR 5,196 — (127)
UBS AG 12/03/2020 $ 1,027 GBP 794 — (32)
UBS AG 01/06/2021 $ 8,960 NZD 12,768 9 —
UBS AG 01/06/2021 $ 4,948 EUR 4,132 14 —
Total $ 346 $ (985)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 $ 3,090 $ (35) $ — $ (35)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 360 2 — 2
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 12 — 12
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/17/2027 640 4 — 4
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 44 — 44
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (23) — (23)
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 1,070 18 — 18
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 2,610 — — —
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 1,060 20 — 20
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 860 13 — 13
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 (3) — (3)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 19 — 19
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 (1) — (1)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 16 — 16
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 186 3 — 3
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 (2) — (2)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 880 14 — 14
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 1,490 39 — 39
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 48 — 48
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 1,730 47 — 47
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 230 — — —
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 2 — 2
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 09/29/2022 1,380 3 — 3
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 11,570 (10) — (10)
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 (1) — (1)
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (22) — (22)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 1,720 10 — 10
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 545 (5) — (5)
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,905 38 — 38
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 9,730 (270) — (270)
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 11/25/2050 360 16 — 16
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/04/2031 90 1 — 1
3 Month USD LIBOR Pay 0.23% Quarterly Semiannual N/A 10/21/2022 540 — — —
3 Month USD LIBOR Pay 0.23% Quarterly Semiannual N/A 10/21/2022 70 — — —
3 Month USD LIBOR Receive 1.03% Semiannual Quarterly N/A 11/26/2031 330 (1) — (1)
3 Month USD LIBOR Pay 0.86% Quarterly Semiannual N/A 11/25/2030 270 — — —
3 Month USD LIBOR Receive 0.43% Semiannual Quarterly N/A 05/31/2025 1,850 (3) — (3)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 12/15/2022 14,180 (9) — (9)
3 Month USD LIBOR Pay 0.84% Quarterly Semiannual N/A 11/24/2030 310 — — —
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 11/24/2030 310 — — —
3 Month USD LIBOR Pay 0.86% Quarterly Semiannual N/A 11/23/2030 310 — — —
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 11/23/2030 390 1 — 1
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 2,420 (212) 1 (211)
3 Month USD LIBOR Receive 0.40% Semiannual Quarterly N/A 11/22/2023 2,775 (2) — (2)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 11/22/2023 2,775 2 — 2

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.57% Semiannual Quarterly N/A 11/21/2024 $ 620 $ — $ — $ —
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 11/20/2030 530 1 — 1
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 11/19/2025 6,330 (1) — (1)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 700 64 — 64
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 11/17/2030 130 — — —
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 11/12/2030 690 (7) — (7)
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 12/11/2030 550 (6) — (6)
3 Month USD LIBOR Receive 0.93% Semiannual Quarterly N/A 11/12/2030 90 (1) — (1)
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/09/2021 9,290 (119) — (119)
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 11/05/2030 530 (3) — (3)
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 11/05/2040 60 (1) — (1)
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 12/02/2030 450 1 — 1
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 11/04/2030 380 (1) — (1)
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 12/02/2030 1,030 1 — 1
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 545 (3) — (3)
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 545 (3) — (3)
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/26/2030 350 (1) 1 —
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 10/26/2030 350 — — —
3 Month USD LIBOR Pay 0.83% Quarterly Semiannual N/A 12/23/2030 1,270 (4) — (4)
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 11/12/2030 650 (7) — (7)
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 5,810 100 — 100
3 Month USD LIBOR Receive 0.25% Semiannual Quarterly N/A 12/01/2022 3,520 (2) — (2)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (16) — (16)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (30) — (30)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 20 (1) — (1)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (14) — (14)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,535 511 — 511
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 19 — 19
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 100 (5) — (5)
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 6 — 6
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (3) — (3)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (4) — (4)
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 37,510 (1,014) — (1,014)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (14) — (14)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 292 — 292
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 180 26 — 26
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (299) — (299)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (21) — (21)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (14) — (14)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 9,380 (78) — (78)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (209) — (209)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,530 (17) 1,513
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (488) 4 (484)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 732 — 732
6 Month Euro Interbank Offered Rate Receive (0.41)% Annual Semiannual N/A 02/16/2023 EUR 2,420 (7) — (7)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/05/2023 1,020 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/27/2023 1,280 4 (1) 3
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/09/2023 810 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 1,390 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/20/2023 2,700 7 — 7
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 460 (7) — (7)
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 07/08/2023 1,250 3 1 4
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 07/02/2023 1,870 4 — 4
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 06/25/2023 1,310 4 — 4
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 07/21/2022 2,610 (6) — (6)
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 08/16/2027 1,880 12 — 12
6 Month Euro Interbank Offered Rate Pay (0.36)% Semiannual Annual N/A 10/18/2027 850 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 02/16/2023 2,370 (7) — (7)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 7,870 (42) (1) (43)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (28) — (28)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 1,800 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 530 1 — 1
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 08/16/2027 470 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 430 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 10/18/2027 200 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 06/24/2023 EUR 1,320 $ 3 $ — $ 3
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/21/2025 410 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 09/19/2027 370 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 09/13/2023 2,340 2 1 3
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 08/24/2023 1,130 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 540 1 — 1
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 2,370 (18) (1) (19)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 07/20/2026 1,030 5 — 5
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 2,045 (2) 1 (1)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 2,120 8 — 8
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 1,080 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 436 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 436 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 1,162 5 1 6
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 4,700 (36) (2) (38)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 4,695 (37) (2) (39)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 4,695 (38) (2) (40)
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 1,980 8 — 8
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 2,360 (13) — (13)
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 1,220 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 1,210 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 1,720 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 1,730 1 (1) —
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 950 1 (1) —
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 2,560 2 (1) 1
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 1,290 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 2,340 6 — 6
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 4,410 (14) (1) (15)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 1,830 7 1 8
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 436 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,550 10 — 10
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 1,420 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 1,410 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.37)% Semiannual Annual N/A 05/06/2023 470 2 — 2
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 1,020 (51) (3) (54)
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 670 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 4,940 13 — 13
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 1,335 (14) (1) (15)
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 1,410 5 — 5
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 1,335 (14) — (14)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 120 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,200 9 — 9
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 JPY 8,330 1 — 1
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 8,220 (5) — (5)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (2) — (2)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 11,470 (1) — (1)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 $ 3,205 213 — 213
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 5,375 60 — 60
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 2,070 (6) — (6)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 3,930 (49) — (49)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 5,115 366 — 366
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (92) — (92)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 11,990 76 1 77
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 810 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 2,855 (86) — (86)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 $ 1,540 $ 79 $ — $ 79
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 1,230 (16) — (16)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.92% Annual Annual N/A 09/10/2030 2,455 (44) — (44)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 EUR 3,675 (181) (15) (196)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (16) (2) (18)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.92% Annual Annual N/A 09/15/2030 2,095 22 — 22
New Zealand Bank Bill 3 Month FRA Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 8,540 (90) (35) (125)
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 $ 120 1 — 1
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 GBP 1,145 89 (1) 88
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 10 (1) 9
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (69) 6 (63)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 2,600 117 (2) 115
United Kingdom Retail Prices Index Pay 3.46% Annual Annual N/A 11/15/2030 2,285 (19) — (19)
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 2,890 20 4 24
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 690 4 — 4
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 (48) 11 (37)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 62 (8) 54
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 91 (8) 83
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 68 (10) 58
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 (54) 6 (48)
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 78 (9) 69
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 246 (11) 235
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 276 (25) 251
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 (222) (6) (228)
United Kingdom Retail Prices Index Receive 3.53% Annual Annual N/A 10/15/2025 2,890 (17) 1 (16)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 (72) 11 (61)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (229) 22 (207)
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 $ 120 (1) — (1)
Total $ 1,056 $ (94) $ 962
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
469,069 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 12/17/2020 $ 72,781 $ — $ 1,668 $ —
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
82,614 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 12/17/2020 13,000 — 113 —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
634,898 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 12/17/2020 98,511 — 2,258 —
M3 Capital Partners Macquarie
Commodity Product
251E
(a)
147,833 Receive 0.33% Annual 12/02/2020 13,619 — — (141)
Merrill Lynch BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
189,217 Receive 0.32% Annual 12/02/2020 18,188 — — (299)
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 12/17/2020 22,692 — 520 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2020 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
82,614 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 12/17/2020 $ 13,000 $ — $ 113 $ —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
235,684 Receive 0.35% Annual 12/02/2020 18,958 — — (213)
Total $ — $ 4,672 $ (653)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .16 % Shares Held Value (000's)
Money Market Funds - 2 .16%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,066,126 $ 20,066
TOTAL INVESTMENT COMPANIES $ 20,066
COMMON STOCKS - 97 .74 % Shares Held Value (000's)
Advertising - 1 .69%
Interpublic Group of Cos Inc/The 707,968 $ 15,774
Automobile Parts & Equipment - 1 .03%
Autoliv Inc 107,691 9,590
Banks - 2 .64%
Bank OZK 322,352 9,013
Cullen/Frost Bankers Inc 185,667 15,579
$ 24,592
Building Materials - 1 .50%
Lennox International Inc 48,439 13,942
Chemicals - 2 .65%
FMC Corp 212,950 24,704
Commercial Services - 1 .56%
Morningstar Inc 72,699 14,547
Computers - 1 .12%
Amdocs Ltd 158,505 10,431
Consumer Products - 2 .80%
Avery Dennison Corp 174,441 26,051
Diversified Financial Services - 2 .34%
Aaron's Holdings Co Inc 345,660 21,752
Electric - 3 .00%
Alliant Energy Corp 479,577 25,225
Eversource Energy 31,169 2,728
$ 27,953
Electrical Components & Equipment - 5 .48%
Energizer Holdings Inc 492,474 20,630
Littelfuse Inc 126,013 30,310
$ 50,940
Electronics - 1 .85%
Arrow Electronics Inc
(b)
188,167 17,246
Environmental Control - 1 .93%
Waste Connections Inc 172,385 17,925
Gas - 0 .71%
ONE Gas Inc 83,543 6,615
Hand & Machine Tools - 5 .44%
Lincoln Electric Holdings Inc 277,415 31,902
Snap-on Inc 107,130 18,839
$ 50,741
Healthcare - Products - 8 .13%
STERIS PLC 156,885 30,406
Teleflex Inc 84,051 32,171
Varian Medical Systems Inc
(b)
75,383 13,115
$ 75,692
Healthcare - Services - 3 .16%
Universal Health Services Inc 225,639 29,464
Insurance - 4 .40%
Fidelity National Financial Inc 603,502 21,719
Markel Corp
(b)
19,765 19,248
$ 40,967
Internet - 1 .68%
Rightmove PLC
(b)
1,880,326 15,671
Leisure Products & Services - 6 .15%
Brunswick Corp/DE 242,620 18,109
YETI Holdings Inc
(b)
619,620 39,142
$ 57,251
Machinery - Diversified - 2 .34%
Nordson Corp 106,739 21,754
Media - 1 .07%
Cable One Inc 5,019 9,941
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2 .62%
Cimarex Energy Co 353,651 $ 12,714
Helmerich & Payne Inc 215,146 4,899
HollyFrontier Corp 290,211 6,788
$ 24,401
REITs - 7 .35%
Alexandria Real Estate Equities Inc 148,614 24,333
CyrusOne Inc 390,667 27,312
STORE Capital Corp 377,614 12,295
Terreno Realty Corp 78,480 4,547
$ 68,487
Retail - 1 .55%
Tractor Supply Co 102,351 14,412
Savings & Loans - 2 .24%
Washington Federal Inc 891,478 20,834
Semiconductors - 4 .36%
Teradyne Inc 368,234 40,631
Software - 10 .63%
Black Knight Inc
(b)
440,154 40,327
Fair Isaac Corp
(b)
86,632 40,958
Tyler Technologies Inc
(b)
41,173 17,606
$ 98,891
Toys, Games & Hobbies - 1 .56%
Hasbro Inc 156,220 14,533
Transportation - 3 .60%
Expeditors International of Washington Inc 375,732 33,578
Water - 1 .16%
Essential Utilities Inc 238,668 10,807
TOTAL COMMON STOCKS $ 910,117
Total Investments $ 930,183
Other Assets and Liabilities -  0.10% 912
TOTAL NET ASSETS - 100.00% $ 931,095
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 22 .14%
Financial 18 .97%
Technology 16 .11%
Consumer, Non-cyclical 15 .65%
Consumer, Cyclical 10 .29%
Utilities 4 .87%
Communications 4 .44%
Basic Materials 2 .65%
Energy 2 .62%
Money Market Funds 2 .16%
Other Assets and Liabilities
0 .10%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
November 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 26,003 $ 49,327 $ 55,264 $ 20,066
$ 26,003 $ 49,327 $ 55,264 $ 20,066
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.93% Shares Held Value (000's)
Exchange-Traded Funds - 0.08%
iShares Russell 1000 Growth ETF 785 $ 182
iShares Russell 2000 Value ETF 1,138 140
SPDR Gold Shares ETP 798 133
VanEck Vectors Gold Miners ETF 2,460 85
VanEck Vectors Junior Gold Miners ETF 1,381 69
$ 609
Money Market Funds - 11.85%
First American Government Obligations Fund -
Institutional Class 0.03%
(a)
16,099,410 16,099
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.02%
(a),(b)
4,240,531 4,240
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
72,690,246 72,691
$ 93,030
TOTAL INVESTMENT COMPANIES $ 93,639
COMMON STOCKS - 39.07% Shares Held Value (000's)
Advertising - 0.06%
Clear Channel Outdoor Holdings Inc
(d)
94,859 $ 143
Interpublic Group of Cos Inc/The
(e)
4,036 90
Omnicom Group Inc
(e)
1,026 65
WPP PLC 20,897 201
$ 499
Aerospace & Defense - 0.60%
Aerojet Rocketdyne Holdings Inc
(d)
600 22
Airbus SE
(d)
564 59
CAE Inc 2,900 70
General Dynamics Corp
(e)
1,209 181
HEICO Corp - Class A
(e)
1,428 158
Howmet Aerospace Inc
(e)
39,027 916
L3Harris Technologies Inc 507 97
Lockheed Martin Corp
(e)
3,217 1,174
Moog Inc 1,071 83
MTU Aero Engines AG 600 141
Northrop Grumman Corp 1,623 491
Raytheon Technologies Corp 2,274 163
Thales SA 2,120 194
TransDigm Group Inc
(e)
1,704 987
$ 4,736
Agriculture - 0.27%
Altria Group Inc
(e)
8,739 348
Archer-Daniels-Midland Co
(e)
4,812 239
Philip Morris International Inc
(e)
13,861 1,050
Swedish Match AB 5,817 471
$ 2,108
Airlines - 0.02%
Delta Air Lines Inc 3,747 151
Apparel - 0.48%
Carter's Inc 1,566 139
Gildan Activewear Inc 3,000 78
Hanesbrands Inc
(e)
36,169 514
Kontoor Brands Inc 2,878 120
LVMH Moet Hennessy Louis Vuitton SE 602 346
NIKE Inc
(e)
4,553 613
Puma SE
(d)
500 50
PVH Corp
(e)
18,236 1,450
Steven Madden Ltd 5,082 160
VF Corp 1,031 86
Wolverine World Wide Inc 6,208 179
$ 3,735
Automobile Manufacturers - 0.28%
Cummins Inc
(e)
2,560 592
Ferrari NV 2,630 557
Ford Motor Co 10,198 93
General Motors Co
(e)
6,210 272
PACCAR Inc 4,628 403
REV Group Inc 10,671 99
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Tesla Inc
(d),(e)
346 $ 196
$ 2,212
Automobile Parts & Equipment - 0.17%
BorgWarner Inc
(e)
11,759 457
Dana Inc 7,525 126
Fox Factory Holding Corp
(d)
1,009 88
Gentherm Inc
(d)
2,582 147
Magna International Inc 4,400 270
NGK Insulators Ltd 2,100 33
Rheinmetall AG 2,047 182
$ 1,303
Banks - 1.26%
Allegiance Bancshares Inc 2,243 71
Atlantic Union Bankshares Corp 1,401 42
Banca Generali SpA
(d)
4,354 145
Bank of America Corp
(e)
16,341 461
Bank OZK 5,350 150
Cadence BanCorp 6,608 92
Citigroup Inc 846 47
Concordia Financial Group Ltd 72,400 256
DBS Group Holdings Ltd 23,600 440
DNB ASA 6,765 122
Fifth Third Bancorp
(e)
23,444 594
FinecoBank Banca Fineco SpA
(d)
10,057 159
First Citizens BancShares Inc/NC 292 154
First Hawaiian Inc 3,818 84
First Interstate BancSystem Inc 2,256 86
First Midwest Bancorp Inc/IL 4,724 66
First Republic Bank/CA 1,453 188
FNB Corp/PA 9,168 81
Goldman Sachs Group Inc/The
(e)
2,163 499
Great Western Bancorp Inc 5,186 85
Heritage Commerce Corp 8,081 68
Hilltop Holdings Inc 3,865 93
Home BancShares Inc/AR 5,445 101
HSBC Holdings PLC 41,629 214
Huntington Bancshares Inc/OH
(e)
11,512 139
ING Groep NV
(d)
64,747 630
JPMorgan Chase & Co
(e)
2,607 308
M&T Bank Corp
(e)
5,203 606
Morgan Stanley 7,213 446
Natixis SA
(d)
40,882 126
PNC Financial Services Group Inc/The
(e)
1,335 184
Shinsei Bank Ltd 17,800 210
Shizuoka Bank Ltd/The 14,000 99
Sumitomo Mitsui Trust Holdings Inc 12,900 374
SVB Financial Group
(d),(e)
1,898 654
Swedbank AB
(d)
9,576 173
UBS Group AG 19,902 282
Umpqua Holdings Corp 5,935 82
United Community Banks Inc/GA 3,406 81
Veritex Holdings Inc 3,507 76
Wells Fargo & Co
(e)
27,060 740
Western Alliance Bancorp 5,415 278
Zions Bancorp NA 2,713 105
$ 9,891
Beverages - 0.51%
Anheuser-Busch InBev SA/NV 1,680 112
Boston Beer Co Inc/The
(d)
92 86
Coca-Cola Co/The
(e)
19,066 984
Constellation Brands Inc
(e)
5,365 1,104
Diageo PLC 11,288 435
Keurig Dr Pepper Inc 4,772 145
Molson Coors Beverage Co 2,424 112
Monster Beverage Corp
(d),(e)
4,932 418
PepsiCo Inc
(e)
4,031 581
$ 3,977

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0.44%
Abcam PLC 11,866 $ 227
Alexion Pharmaceuticals Inc
(d),(e)
1,620 198
Amgen Inc 656 146
Apellis Pharmaceuticals Inc
(d)
2,986 141
Arena Pharmaceuticals Inc
(d)
1,574 104
Ascendis Pharma A/S ADR
(d)
269 45
Biogen Inc
(d),(e)
1,344 323
ChemoCentryx Inc
(d)
646 36
Dicerna Pharmaceuticals Inc
(d)
3,300 83
Emergent BioSolutions Inc
(d)
1,016 83
Exact Sciences Corp
(d)
2,300 278
Genmab A/S
(d)
256 98
Gilead Sciences Inc
(e)
9,514 577
Global Blood Therapeutics Inc
(d)
1,723 79
Illumina Inc
(d)
190 61
Incyte Corp
(d)
285 24
Ionis Pharmaceuticals Inc
(d),(e)
2,037 103
Kodiak Sciences Inc
(d)
595 81
Moderna Inc
(d)
890 136
NeoGenomics Inc
(d)
2,000 95
Regeneron Pharmaceuticals Inc
(d)
213 110
Sage Therapeutics Inc
(d)
876 65
Seagen Inc
(d)
395 67
TCR2 Therapeutics Inc
(d)
2,700 74
Vertex Pharmaceuticals Inc
(d)
196 45
Y-mAbs Therapeutics Inc
(d)
3,587 183
$ 3,462
Building Materials - 1.02%
American Woodmark Corp
(d)
1,352 118
Armstrong World Industries Inc 5,456 420
Boise Cascade Co 3,368 146
Carrier Global Corp
(e)
11,493 438
Cemex SAB de CV ADR 40,181 185
Cie de Saint-Gobain
(d)
6,756 320
CRH PLC 1,233 48
CRH PLC 3,948 155
Daikin Industries Ltd 2,500 566
Fortune Brands Home & Security Inc
(e)
5,256 439
Geberit AG 780 469
HeidelbergCement AG 1,110 79
JELD-WEN Holding Inc
(d)
6,234 151
Johnson Controls International plc
(e)
8,541 393
LafargeHolcim Ltd
(d)
266 14
Lennox International Inc
(e)
1,758 506
Lixil Corp 13,900 333
Marshalls PLC 16,467 154
Martin Marietta Materials Inc
(e)
1,856 493
Masco Corp
(e)
11,016 591
Nibe Industrier AB 5,951 168
Rinnai Corp 5,200 607
ROCKWOOL International A/S 337 123
Sanwa Holdings Corp 5,300 64
TOTO Ltd 8,900 503
Vulcan Materials Co
(e)
2,614 365
Wienerberger AG 6,201 172
$ 8,020
Chemicals - 1.56%
Air Products and Chemicals Inc 2,351 659
Akzo Nobel NV 6,336 671
Asahi Kasei Corp 12,400 113
Borregaard ASA 6,573 97
Brenntag AG 2,655 203
Celanese Corp
(e)
5,786 748
CF Industries Holdings Inc
(e)
13,440 501
Codexis Inc
(d)
7,230 134
Dow Inc
(e)
5,344 283
DuPont de Nemours Inc
(e)
19,981 1,268
Eastman Chemical Co
(e)
2,146 209
Ecolab Inc 1,790 398
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
FMC Corp
(e)
3,499 $ 406
Hexion Holdings Corp
(d)
22,049 259
IMCD NV 880 110
Ingevity Corp
(d)
1,916 128
Kansai Paint Co Ltd 6,400 193
Linde PLC
(e)
4,269 1,094
LyondellBasell Industries NV
(e)
5,323 453
Minerals Technologies Inc 1,800 109
Mosaic Co/The
(e)
26,065 572
Nippon Sanso Holdings Corp 3,300 55
Nissan Chemical Corp 12,400 740
Nitto Denko Corp 5,700 470
Novozymes A/S 5,261 300
Nutrien Ltd 785 39
PPG Industries Inc
(e)
5,343 784
Sherwin-Williams Co/The
(e)
1,310 980
Toray Industries Inc 29,700 160
Victrex PLC
(d)
4,111 108
$ 12,244
Commercial Services - 1.73%
2U Inc
(d)
2,792 90
Adtalem Global Education Inc
(d)
3,337 96
AMERCO 577 239
AMN Healthcare Services Inc
(d)
1,715 112
Babcock International Group PLC 37,440 168
Badger Daylighting Ltd 4,270 127
BrightView Holdings Inc
(d)
6,645 91
Bureau Veritas SA 32,336 837
Carriage Services Inc 3,146 86
Chegg Inc
(d)
4,773 372
Cintas Corp
(e)
4,829 1,716
CoStar Group Inc
(d)
264 240
Deluxe Corp 3,004 77
Elis SA
(d)
8,294 135
FleetCor Technologies Inc
(d)
425 113
Gartner Inc
(d),(e)
3,420 520
Global Payments Inc 1,801 351
Hypoport SE
(d)
191 100
ICF International Inc 1,668 121
IHS Markit Ltd
(e)
696 69
Kforce Inc 2,240 92
LiveRamp Holdings Inc
(d)
2,341 137
Loomis AB 8,684 249
Medifast Inc 523 107
Moody's Corp
(e)
1,558 440
Multiplan Corp
(d)
22,923 159
Nielsen Holdings PLC 7,568 122
Paylocity Holding Corp
(d)
633 124
PayPal Holdings Inc
(d),(e)
1,541 330
Persol Holdings Co Ltd 21,800 398
Quanta Services Inc
(e)
17,347 1,186
Randstad NV
(d)
661 41
Recruit Holdings Co Ltd 11,100 465
Robert Half International Inc
(e)
2,557 164
S&P Global Inc
(e)
3,068 1,079
Square Inc
(d)
2,083 439
TransUnion
(e)
15,913 1,449
TriNet Group Inc
(d)
1,648 124
United Rentals Inc
(d),(e)
3,578 812
Verisk Analytics Inc 103 20
$ 13,597
Computers - 1.46%
Accenture PLC - Class A
(e)
2,930 729
Amdocs Ltd 841 55
Apple Inc
(e)
49,459 5,889
Cognizant Technology Solutions Corp
(e)
4,076 319
Fortinet Inc
(d),(e)
3,611 445
Genpact Ltd 1,835 75
HP Inc
(e)
21,835 479

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
International Business Machines Corp
(e)
4,764 $ 588
Itochu Techno-Solutions Corp 7,100 250
Leidos Holdings Inc 2,623 264
Logitech International SA 3,720 331
Lumentum Holdings Inc
(d)
2,076 179
NetApp Inc
(e)
6,171 329
Nomura Research Institute Ltd 17,300 585
NTT Data Corp 22,568 300
Obic Co Ltd 400 90
Rapid7 Inc
(d)
2,158 162
SCSK Corp 700 42
Seagate Technology PLC 4,193 247
Softcat PLC 6,754 102
Western Digital Corp 606 27
$ 11,487
Consumer Products - 0.12%
Church & Dwight Co Inc
(e)
1,446 127
Clorox Co/The
(e)
1,736 352
Kimberly-Clark Corp
(e)
3,487 486
$ 965
Cosmetics & Personal Care - 0.42%
Colgate-Palmolive Co
(e)
12,767 1,093
Edgewell Personal Care Co 2,567 89
Estee Lauder Cos Inc/The
(e)
768 189
Kao Corp 100 7
Procter & Gamble Co/The
(e)
13,708 1,904
$ 3,282
Distribution & Wholesale - 0.29%
Bunzl PLC 3,729 116
Copart Inc
(d)
3,666 423
Diploma PLC 5,124 144
Fastenal Co 4,195 208
LKQ Corp
(d),(e)
26,122 920
MARR SpA
(d)
4,592 86
Toyota Tsusho Corp 4,100 141
WW Grainger Inc
(e)
600 251
$ 2,289
Diversified Financial Services - 1.69%
4L Technologies
(d),(f),(g)
24,306 12
4L Technologies - Rights
(d),(f),(g)
869 174
Ally Financial Inc 27,185 806
American Express Co 4,745 563
Ares Management Corp 2,081 94
ASX Ltd 873 49
B Riley Financial Inc 4,197 152
BlackRock Inc
(e)
818 571
Cboe Global Markets Inc
(e)
6,332 578
Charles Schwab Corp/The 11,191 546
CI Financial Corp 33,500 439
CME Group Inc 3,897 682
Credit Acceptance Corp
(d)
787 235
Discover Financial Services
(e)
8,316 633
ECN Capital Corp 31,945 149
Element Comm Aviation
(d),(f),(g),(h)
280 342
Euronext NV
(i)
1,111 118
Federal Agricultural Mortgage Corp 1,240 84
Franklin Resources Inc
(e)
15,097 332
Greenhill & Co Inc 7,072 92
Hamilton Lane Inc 1,456 102
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,352 74
Intercontinental Exchange Inc
(e)
544 57
Invesco Ltd
(e)
58,997 957
LPL Financial Holdings Inc 618 56
Magellan Financial Group Ltd 5,821 253
Mastercard Inc
(e)
1,571 528
Moelis & Co 3,120 122
Nasdaq Inc
(e)
4,224 541
Navient Corp 10,709 100
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
PRA Group Inc
(d)
7,233 $ 301
Raymond James Financial Inc 1,724 157
Sanne Group PLC 8,794 66
SEI Investments Co
(e)
7,197 380
Singapore Exchange Ltd 69,900 461
Synchrony Financial
(e)
13,645 416
T Rowe Price Group Inc
(e)
3,251 467
Virtu Financial Inc 590 13
Visa Inc
(e)
4,380 922
VZ Holding AG 1,566 131
Western Union Co/The
(e)
21,056 475
$ 13,230
Electric - 0.71%
AES Corp/The
(e)
862 18
Consolidated Edison Inc 733 56
Dominion Energy Inc
(e)
5,950 467
Duke Energy Corp 4,005 371
Endesa SA 19,983 574
Enel SpA 16,212 163
Exelon Corp 8,793 361
FirstEnergy Corp 1,889 50
Iberdrola SA 6,261 86
Meridian Energy Ltd 36,965 167
NRG Energy Inc
(e)
30,346 994
OGE Energy Corp
(e)
2,776 90
Pinnacle West Capital Corp 1,084 89
Portland General Electric Co 2,634 109
Red Electrica Corp SA 9,785 200
RWE AG 27,929 1,155
Terna Rete Elettrica Nazionale SpA 60,920 457
Vistra Corp
(e)
10,477 196
$ 5,603
Electrical Components & Equipment - 0.51%
AMETEK Inc
(e)
6,616 785
Belden Inc 2,951 114
Casio Computer Co Ltd 32,810 589
Emerson Electric Co
(e)
11,107 853
Energizer Holdings Inc 1,925 81
EnerSys 2,658 217
Legrand SA 7,172 607
Novanta Inc
(d)
848 102
Schneider Electric SE 3,799 529
Signify NV
(d),(i)
2,748 116
$ 3,993
Electronics - 1.09%
Agilent Technologies Inc 1,962 229
Allegion plc
(e)
4,441 506
Assa Abloy AB 15,295 366
DiscoverIE Group PLC 16,684 141
Electrocomponents PLC 14,499 156
FARO Technologies Inc
(d)
1,962 130
FLIR Systems Inc
(e)
5,750 220
Fortive Corp
(e)
10,723 752
Garmin Ltd
(e)
3,778 441
GoPro Inc
(d)
16,677 117
Halma PLC 5,600 165
Hirose Electric Co Ltd 1,200 169
Honeywell International Inc
(e)
4,367 891
Hoya Corp 2,000 266
II-VI Inc
(d)
2,589 175
LEM Holding SA 62 115
MINEBEA MITSUMI Inc 8,600 178
nVent Electric PLC 3,416 79
Otsuka Corp 10,500 509
PerkinElmer Inc
(e)
3,215 428
Roper Technologies Inc 136 58
Rotork PLC 30,512 120
Shimadzu Corp 10,200 367
TE Connectivity Ltd
(e)
5,944 677

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Trimble Inc
(d),(e)
4,373 $ 262
Vontier Corp
(d),(e)
19,720 654
Waters Corp
(d),(e)
1,736 403
$ 8,574
Energy - Alternate Sources - 0.05%
First Solar Inc
(d)
1,271 118
NextEra Energy Partners LP 4,455 283
$ 401
Engineering & Construction - 0.06%
Comfort Systems USA Inc 2,229 112
Obayashi Corp 8,800 78
WillScot Mobile Mini Holdings Corp
(d)
13,444 289
$ 479
Entertainment - 0.13%
Aristocrat Leisure Ltd 5,918 139
Cie des Alpes 1,228 28
CTS Eventim AG & Co KGaA
(d)
1,783 108
Deluxe Entertainment
(d),(g)
67,048 30
DraftKings Inc
(d)
6,396 335
Lions Gate Entertainment Corp - B shares
(d),(e)
10,213 92
Penn National Gaming Inc
(d)
3,923 275
$ 1,007
Environmental Control - 0.20%
GVS SpA
(d),(i)
4,796 76
Pentair PLC
(e)
14,715 763
Republic Services Inc
(e)
3,478 336
Tetra Tech Inc 1,337 160
Waste Management Inc
(e)
1,681 200
$ 1,535
Food - 0.80%
a2 Milk Co Ltd/The
(d)
31,300 324
Associated British Foods PLC 2,455 69
Calavo Growers Inc 1,439 103
Calbee Inc 2,400 71
Campbell Soup Co
(e)
2,813 141
Conagra Brands Inc 6,623 242
Cranswick PLC 3,192 145
Empire Co Ltd 3,400 93
General Mills Inc
(e)
3,862 235
Hostess Brands Inc
(d)
6,776 92
J M Smucker Co/The
(e)
2,465 289
Jardine Strategic Holdings Ltd 15,100 359
Just Eat Takeaway.com NV
(d),(i)
5,978 636
Kellogg Co 4,370 279
Koninklijke Ahold Delhaize NV 15,780 451
Kraft Heinz Co/The 12,028 396
Kroger Co/The 5,198 171
Lamb Weston Holdings Inc
(e)
7,943 575
Seven & i Holdings Co Ltd 11,700 369
Sysco Corp
(e)
8,688 620
Tyson Foods Inc 7,700 502
Viscofan SA 2,030 144
$ 6,306
Food Service - 0.06%
Compass Group PLC 21,955 387
Elior Group SA
(i)
19,180 109
$ 496
Forest Products & Paper - 0.16%
International Paper Co
(e)
5,714 283
Mondi PLC 8,386 183
Schweitzer-Mauduit International Inc 2,432 84
Smurfit Kappa Group PLC 7,662 326
UPM-Kymmene Oyj 11,325 372
$ 1,248
Gas - 0.20%
AltaGas Ltd 11,000 158
Enagas SA 6,416 157
New Jersey Resources Corp 2,825 93
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
NiSource Inc 8,039 $ 195
Osaka Gas Co Ltd 23,300 447
Tokyo Gas Co Ltd 4,500 101
UGI Corp
(e)
12,710 450
$ 1,601
Hand & Machine Tools - 0.27%
Kennametal Inc 6,610 231
Makita Corp 5,900 305
Schindler Holding AG - PC 2,131 584
Snap-on Inc
(e)
4,558 801
Stanley Black & Decker Inc
(e)
1,247 230
$ 2,151
Healthcare - Products - 1.53%
Abbott Laboratories
(e)
3,259 353
ABIOMED Inc
(d),(e)
650 178
Align Technology Inc
(d),(e)
841 405
Avanos Medical Inc
(d)
2,914 123
Baxter International Inc 3,017 229
Carl Zeiss Meditec AG 466 62
Cellavision AB
(d)
2,134 72
Coloplast A/S 512 77
Danaher Corp
(e)
3,955 889
DENTSPLY SIRONA Inc
(e)
6,807 347
DiaSorin SpA 625 132
Edwards Lifesciences Corp
(d),(e)
2,583 217
Envista Holdings Corp
(d)
2,722 81
Fisher & Paykel Healthcare Corp Ltd 19,201 483
Globus Medical Inc
(d)
1,271 76
GN Store Nord AS 1,137 93
Hill-Rom Holdings Inc 1,077 102
Hologic Inc
(d),(e)
11,059 764
IDEXX Laboratories Inc
(d),(e)
668 308
Insulet Corp
(d)
1,362 351
Intuitive Surgical Inc
(d),(e)
902 655
Koninklijke Philips NV
(d)
3,495 180
Medtronic PLC
(e)
8,888 1,010
Natus Medical Inc
(d)
2,614 55
Olympus Corp 4,400 95
Omnicell Inc
(d)
2,603 273
QIAGEN NV
(d)
3,006 145
ResMed Inc
(e)
1,749 366
Siemens Healthineers AG
(i)
19,451 894
Smith & Nephew PLC 18,782 363
Sonova Holding AG
(d)
1,710 425
STERIS PLC
(e)
942 183
Stryker Corp 966 225
Tandem Diabetes Care Inc
(d)
1,019 96
Thermo Fisher Scientific Inc 1,682 782
Varian Medical Systems Inc
(d),(e)
3,434 597
West Pharmaceutical Services Inc 520 143
Zimmer Biomet Holdings Inc
(e)
1,066 159
$ 11,988
Healthcare - Services - 0.84%
Anthem Inc
(e)
837 260
Centene Corp
(d)
1,946 120
DaVita Inc
(d),(e)
3,234 355
Eurofins Scientific SE
(d)
1,590 130
HCA Healthcare Inc
(e)
4,609 692
Humana Inc
(e)
1,966 787
IQVIA Holdings Inc
(d),(e)
5,853 989
Laboratory Corp of America Holdings
(d),(e)
2,318 463
LHC Group Inc
(d)
561 110
Orpea SA
(d)
1,007 126
Quest Diagnostics Inc
(e)
5,332 661
UnitedHealth Group Inc
(e)
3,044 1,025
Universal Health Services Inc
(e)
6,553 856
$ 6,574

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0.42%
Cavco Industries Inc
(d)
662 $ 119
Century Communities Inc
(d)
2,693 120
DR Horton Inc 2,564 191
Glenveagh Properties PLC
(d),(i)
160,392 161
Installed Building Products Inc
(d)
1,289 127
Kaufman & Broad SA 3,063 130
Lennar Corp - A Shares 405 31
NVR Inc
(d),(e)
214 856
Persimmon PLC 11,486 403
PulteGroup Inc
(e)
14,737 643
Skyline Champion Corp
(d)
7,095 218
Thor Industries Inc 2,782 268
$ 3,267
Home Furnishings - 0.07%
Hoshizaki Corp 1,500 148
Leggett & Platt Inc
(e)
3,176 137
Whirlpool Corp
(e)
1,405 273
$ 558
Housewares - 0.03%
Newell Brands Inc
(e)
9,621 205
Insurance - 1.11%
Aflac Inc
(e)
532 23
American International Group Inc
(e)
7,236 278
Aon PLC 1,797 368
Arch Capital Group Ltd
(d),(e)
5,120 165
Arthur J Gallagher & Co
(e)
1,333 154
Athene Holding Ltd
(d)
2,187 97
AXA SA 7,206 168
Beazley PLC 19,974 96
Berkshire Hathaway Inc - Class B
(d),(e)
4,558 1,043
Chubb Ltd 3,743 553
Cincinnati Financial Corp
(e)
5,136 392
CNO Financial Group Inc 3,801 81
Equitable Holdings Inc 2,077 53
Fidelity National Financial Inc
(e)
12,900 464
Globe Life Inc
(e)
2,370 221
James River Group Holdings Ltd 1,855 85
Lancashire Holdings Ltd 7,899 78
Markel Corp
(d)
410 399
Marsh & McLennan Cos Inc
(e)
6,619 759
Medibank Pvt Ltd 26,363 55
MetLife Inc
(e)
11,545 533
MGIC Investment Corp 10,955 131
NMI Holdings Inc
(d)
5,682 125
Progressive Corp/The 5,996 522
Prudential Financial Inc
(e)
3,001 227
Radian Group Inc 5,477 103
RSA Insurance Group PLC 16,325 145
Sampo Oyj 9,496 408
Sompo Holdings Inc 5,300 202
Third Point Reinsurance Ltd
(d)
10,235 98
Tokio Marine Holdings Inc 800 40
Travelers Cos Inc/The 552 72
Tryg A/S 8,485 246
Unum Group 1,713 38
Voya Financial Inc 1,208 70
W R Berkley Corp
(e)
1,494 97
White Mountains Insurance Group Ltd 137 132
$ 8,721
Internet - 2.19%
Alibaba Group Holding Ltd ADR
(d)
1,118 295
Alphabet Inc - A Shares
(d),(e)
1,839 3,226
Amazon.com Inc
(d),(e)
1,641 5,199
Booking Holdings Inc
(d)
203 412
CDW Corp/DE 504 66
eBay Inc
(e)
15,265 769
Expedia Group Inc
(e)
5,229 651
F5 Networks Inc
(d),(e)
2,553 415
Facebook Inc
(d),(e)
8,467 2,345
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
GoDaddy Inc
(d),(e)
8,981 $ 715
IAC/InterActiveCorp
(d),(e)
1,220 173
Kakaku.com Inc 3,200 90
Limelight Networks Inc
(d)
29,143 129
Magnite Inc
(d)
5,214 99
Match Group Inc
(d)
1,804 251
Mimecast Ltd
(d)
1,773 80
MonotaRO Co Ltd 2,400 146
Netflix Inc
(d)
573 281
NortonLifeLock Inc
(e)
13,603 249
Prosus NV
(d)
2,743 297
Q2 Holdings Inc
(d)
970 110
Snap Inc Class A
(d),(e)
7,286 324
Spotify Technology SA
(d)
660 192
Trend Micro Inc/Japan 5,400 292
Twitter Inc
(d),(e)
4,088 190
VeriSign Inc
(d)
59 12
ZOZO Inc 7,200 179
$ 17,187
Iron & Steel - 0.22%
ArcelorMittal SA
(d)
4,957 90
Evraz PLC 10,421 52
Hitachi Metals Ltd 69,653 1,019
Nippon Steel Corp
(d)
16,900 206
Nucor Corp 2,514 135
Reliance Steel & Aluminum Co 894 105
Steel Dynamics Inc
(e)
3,060 111
$ 1,718
Leisure Products & Services - 0.16%
MIPS AB 2,089 105
Peloton Interactive Inc
(d)
1,100 128
Planet Fitness Inc
(d)
1,249 91
Polaris Inc 2,126 204
Shimano Inc 1,400 331
Thule Group AB
(d),(i)
3,572 120
Yamaha Corp 3,400 194
YETI Holdings Inc
(d)
910 58
$ 1,231
Lodging - 0.12%
Choice Hotels International Inc 3,126 311
Las Vegas Sands Corp 1,038 58
Marriott International Inc/MD
(e)
174 22
MGM Resorts International
(e)
18,789 531
$ 922
Machinery - Construction & Mining - 0.18%
Argan Inc 3,372 155
Astec Industries Inc 2,558 148
Caterpillar Inc 820 142
Sandvik AB
(d)
41,353 933
$ 1,378
Machinery - Diversified - 1.00%
Applied Industrial Technologies Inc 1,200 94
Curtiss-Wright Corp 1,975 228
Deere & Co 656 172
Dover Corp
(e)
9,254 1,130
FANUC Corp 2,300 564
Flowserve Corp
(e)
20,189 688
GEA Group AG 10,891 372
Hexagon AB 4,996 416
Husqvarna AB 21,843 234
Ichor Holdings Ltd
(d)
2,823 90
IDEX Corp
(e)
4,606 889
Inficon Holding AG 89 76
Interpump Group SpA 3,510 153
Kone Oyj 3,658 307
Kornit Digital Ltd
(d)
1,099 93
Marel HF
(i)
28,268 143
Nabtesco Corp 8,600 353
Otis Worldwide Corp
(e)
14,004 938

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Rockwell Automation Inc
(e)
995 $ 254
SMC Corp/Japan 400 254
Spirax-Sarco Engineering PLC 602 89
Stabilus SA 2,033 143
Washtec AG
(d)
1,856 95
Westinghouse Air Brake Technologies Corp 1,524 112
$ 7,887
Media - 0.48%
Charter Communications Inc
(d),(e)
711 463
Comcast Corp - Class A 7,663 385
Discovery Inc - C Shares
(d),(e)
12,628 303
DISH Network Corp
(d),(e)
16,994 610
Fox Corp - A Shares
(e)
10,840 313
iHeartMedia Inc
(d)
18,582 222
Nexstar Media Group Inc 303 32
Schibsted ASA - B Shares
(d)
1,278 46
Sirius XM Holdings Inc
(e)
97,035 630
TEGNA Inc 6,808 98
ViacomCBS Inc - Class B 151 5
Walt Disney Co/The
(e)
3,520 521
Wolters Kluwer NV 1,740 146
$ 3,774
Metal Fabrication & Hardware - 0.07%
Advanced Drainage Systems Inc 860 60
Rexnord Corp 9,358 351
Tenaris SA ADR 1,870 28
Troax Group AB 4,549 89
$ 528
Mining - 0.53%
BHP Group Ltd 22,216 619
Compass Minerals International Inc 1,354 85
Ecobat Holdings, Inc - Class B
(d)
2,998 1,701
Freeport-McMoRan Inc 2,627 61
Kirkland Lake Gold Ltd 10,100 414
Livent Corp
(d)
11,705 178
Newmont Corp 7,431 437
Norsk Hydro ASA 87,888 356
Rio Tinto PLC 4,033 263
Wheaton Precious Metals Corp 1,000 39
$ 4,153
Miscellaneous Manufacturers - 0.42%
3M Co
(e)
2,533 438
A O Smith Corp 482 27
Alstom SA
(d)
6,290 339
Alstom SA - Rights
(d)
1,560 9
Carlisle Cos Inc 478 69
Enerpac Tool Group Corp 4,470 100
Illinois Tool Works Inc
(e)
4,554 961
ITT Inc 3,015 219
Knorr-Bremse AG 3,998 512
Lydall Inc
(d)
4,800 132
Parker-Hannifin Corp 499 133
Sturm Ruger & Co Inc 1,436 88
Trane Technologies PLC
(e)
1,895 277
$ 3,304
Office Furnishings - 0.01%
Knoll Inc 6,416 88
Oil & Gas - 0.36%
Apache Corp
(e)
44,244 570
Bellatrix Exploration Ltd
(d),(f),(g)
94,641 —
California Resources Corp
(d)
3,331 73
Canadian Natural Resources Ltd 4,405 100
Chevron Corp 5,055 440
Concho Resources Inc 1,025 59
ConocoPhillips
(e)
2,417 96
Diamondback Energy Inc 1,096 44
Dommo Energia SA ADR
(d),(g)
269 1
ENEOS Holdings Inc 22,900 78
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
EOG Resources Inc 6,623 $ 311
Exxon Mobil Corp
(e)
3,264 124
Lundin Energy AB 21,879 523
Royal Dutch Shell PLC - A Shares 3,589 60
Santos Ltd 68,268 305
Whiting Petroleum Corp
(d)
2,723 62
$ 2,846
Oil & Gas Services - 0.23%
DMC Global Inc 2,600 106
Halliburton Co
(e)
46,957 780
National Oilwell Varco Inc 17,628 216
Schlumberger NV
(e)
24,428 508
TechnipFMC PLC
(e)
23,755 197
$ 1,807
Packaging & Containers - 0.41%
Amcor PLC
(e)
75,971 861
Ball Corp 6,652 639
CCL Industries Inc 8,400 370
Sealed Air Corp
(e)
26,145 1,178
Vidrala SA 1,205 130
$ 3,178
Pharmaceuticals - 1.61%
AbbVie Inc
(e)
3,994 418
AmerisourceBergen Corp 3,157 325
AstraZeneca PLC ADR 2,815 149
AstraZeneca PLC 1,081 113
Bayer AG 1,881 108
Becton Dickinson and Co 517 121
BioGaia AB 1,705 99
Bristol-Myers Squibb Co
(e)
3,758 235
China Biologic Products Holdings Inc
(d)
2,696 321
Chugai Pharmaceutical Co Ltd 6,300 305
Cigna Corp
(e)
302 63
CVS Health Corp
(e)
8,273 561
DexCom Inc
(d)
691 221
Elanco Animal Health Inc
(d)
3,774 115
Eli Lilly and Co 752 110
Galapagos NV
(d)
947 116
Ipsen SA 1,006 97
Jazz Pharmaceuticals PLC
(d),(e)
2,579 363
Johnson & Johnson
(e)
16,452 2,380
KalVista Pharmaceuticals Inc
(d)
4,148 78
Kyowa Kirin Co Ltd 7 —
McKesson Corp 1,350 243
Merck & Co Inc
(e)
6,566 527
Merck KGaA 4,741 757
Myovant Sciences Ltd
(d)
3,984 95
Neurocrine Biosciences Inc
(d),(e)
786 75
Nippon Shinyaku Co Ltd 3,000 215
Novartis AG 3,545 321
Novo Nordisk A/S 6,840 458
Odonate Therapeutics Inc
(d)
1,937 29
Orion Oyj 11,477 540
Otsuka Holdings Co Ltd 2,400 97
Pfizer Inc
(e)
18,050 691
Premier Inc 2,218 79
Roche Holding AG 3,344 1,099
Santen Pharmaceutical Co Ltd 7,500 125
Sarepta Therapeutics Inc
(d),(e)
1,568 221
Shionogi & Co Ltd 2,700 144
Sumitomo Dainippon Pharma Co Ltd 17,037 215
UCB SA 1,219 130
Viatris Inc
(d)
15,440 260
$ 12,619
Pipelines - 0.11%
Enterprise Products Partners LP 932 18
Kinder Morgan Inc
(e)
33,625 483
Southcross Holdings
(d),(f),(g)
388,623 39

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
(e)
16,009 $ 336
$ 876
Private Equity - 0.06%
Blackstone Group Inc/The 1,836 109
Intermediate Capital Group PLC 8,096 175
Partners Group Holding AG 166 179
$ 463
Real Estate - 0.17%
Catena AB 3,195 144
CBRE Group Inc
(d)
952 58
CK Asset Holdings Ltd 23,500 128
Daito Trust Construction Co Ltd 4,600 450
Hill Street
(d),(f),(g)
222 5
Hill Street - Warrants
(d),(f),(g)
377 —
Kojamo Oyj 4,247 88
REA Group Ltd 2,767 295
Redfin Corp
(d)
1,011 49
Shurgard Self Storage SA 2,240 95
WE Company Common Class A
(d),(f),(g),(h)
356 2
$ 1,314
REITs - 0.87%
Agree Realty Corp 1,371 90
Alexandria Real Estate Equities Inc
(e)
2,027 332
American Tower Corp 2,002 463
Americold Realty Trust 2,980 102
Annaly Capital Management Inc
(e)
8,388 67
Apartment Investment and Management Co
(e)
3,063 93
AvalonBay Communities Inc 670 112
Big Yellow Group PLC 5,904 89
Boston Properties Inc 259 25
Camden Property Trust 685 68
CoreCivic Inc 8,202 58
Crown Castle International Corp 559 94
Digital Realty Trust Inc 294 40
Easterly Government Properties Inc 3,500 76
Equinix Inc 69 48
Essential Properties Realty Trust Inc 5,129 105
Goodman Group 15,142 208
Hibernia REIT plc 88,532 121
Iron Mountain Inc 1,004 27
Japan Retail Fund Investment Corp 120 190
Kimco Realty Corp
(e)
5,014 72
Klepierre SA 6,446 142
Lamar Advertising Co 7,734 616
Mid-America Apartment Communities Inc
(e)
1,656 209
Monmouth Real Estate Investment Corp 7,058 105
Pebblebrook Hotel Trust 5,542 102
Prologis Inc
(e)
1,310 131
Public Storage
(e)
1,919 431
Realty Income Corp
(e)
1,078 65
SBA Communications Corp 145 42
Segro PLC 6,466 78
Simon Property Group Inc
(e)
412 34
Stockland 9,916 33
Unibail-Rodamco-Westfield 780 55
Ventas Inc
(e)
15,465 741
VICI Properties Inc 4,636 117
Weyerhaeuser Co
(e)
48,076 1,396
Xenia Hotels & Resorts Inc 3,400 48
$ 6,825
Retail - 3.25%
ABC-Mart Inc 600 31
Advance Auto Parts Inc
(e)
4,264 630
AutoZone Inc
(d),(e)
561 638
Best Buy Co Inc
(e)
1,967 214
BMC Stock Holdings Inc
(d)
2,841 139
CarMax Inc
(d)
2,523 236
Casey's General Stores Inc 6,082 1,105
Children's Place Inc/The 2,457 106
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cosmos Pharmaceutical Corp 1,600 $ 276
Costco Wholesale Corp
(e)
1,084 425
Darden Restaurants Inc
(e)
9,844 1,063
Dollar General Corp 1,888 413
Dollar Tree Inc
(d),(e)
3,963 433
Domino's Pizza Inc 9 3
Dunkin' Brands Group Inc 12,500 1,329
Fast Retailing Co Ltd 300 246
Five Below Inc
(d)
5,722 894
Floor & Decor Holdings Inc
(d)
1,645 132
Gap Inc/The
(e)
44,213 927
Genuine Parts Co
(e)
2,677 263
Hennes & Mauritz AB
(d)
17,190 366
Home Depot Inc/The
(e)
4,508 1,250
Industria de Diseno Textil SA 23,020 764
Jand Inc
(d),(f),(g),(h)
1,693 39
JD Sports Fashion PLC
(d)
36,900 379
L Brands Inc
(e)
28,830 1,119
Lawson Inc 2,500 113
Lowe's Cos Inc
(e)
6,366 991
Lululemon Athletica Inc
(d)
207 77
Marui Group Co Ltd 11,600 211
McDonald's Corp
(e)
5,766 1,254
McDonald's Holdings Co Japan Ltd 8,900 432
Michaels Cos Inc/The
(d)
9,711 96
Moncler SpA
(d)
2,366 117
Movado Group Inc 5,436 92
Next PLC 3,912 338
Nitori Holdings Co Ltd 1,800 383
Ollie's Bargain Outlet Holdings Inc
(d)
1,422 125
O'Reilly Automotive Inc
(d),(e)
1,417 627
Pandora A/S 4,500 451
Regis Corp
(d)
3,149 27
Ross Stores Inc 6,690 719
Starbucks Corp 2,953 289
Sundrug Co Ltd 9,400 394
Target Corp
(e)
3,762 676
TJX Cos Inc/The 13,188 838
Tractor Supply Co
(e)
2,021 285
Ulta Beauty Inc
(d),(e)
3,180 876
USS Co Ltd 6,500 135
Walgreens Boots Alliance Inc
(e)
2,568 98
Walmart Inc
(e)
8,619 1,317
Wesfarmers Ltd 555 20
WH Smith PLC 6,435 121
Wingstop Inc 28 4
Yum! Brands Inc
(e)
9,207 974
$ 25,500
Savings & Loans - 0.04%
OceanFirst Financial Corp 4,202 66
Pacific Premier Bancorp Inc 3,245 94
Sterling Bancorp/DE 6,408 102
WSFS Financial Corp 1,918 73
$ 335
Semiconductors - 1.60%
Advanced Micro Devices Inc
(d),(e)
6,210 575
Advantest Corp 300 21
Applied Materials Inc
(e)
10,228 843
ASML Holding NV 1,522 661
BE Semiconductor Industries NV 2,491 130
Broadcom Inc
(e)
1,861 747
Entegris Inc 1,195 111
Infineon Technologies AG 11,802 416
Intel Corp
(e)
21,686 1,048
KLA Corp 986 248
Kulicke & Soffa Industries Inc 3,984 121
Lam Research Corp
(e)
1,322 599
Marvell Technology Group Ltd 4,405 204
Maxim Integrated Products Inc
(e)
5,107 424

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Microchip Technology Inc
(e)
2,075 $ 279
Micron Technology Inc
(d),(e)
2,438 157
MKS Instruments Inc 1,127 156
NVIDIA Corp
(e)
647 347
Qorvo Inc
(d),(e)
3,830 600
QUALCOMM Inc
(e)
8,028 1,181
Rohm Co Ltd 600 50
Samsung Electronics Co Ltd 1,449 87
Silicon Motion Technology Corp ADR 2,128 84
Skyworks Solutions Inc
(e)
2,172 307
SOITEC
(d)
968 169
STMicroelectronics NV 14,281 563
Teradyne Inc
(e)
7,142 788
Texas Instruments Inc
(e)
5,744 927
Tokyo Electron Ltd 1,000 340
Tower Semiconductor Ltd
(d)
16,009 392
$ 12,575
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc
(e)
1,907 305
Software - 2.62%
Activision Blizzard Inc
(e)
1,338 107
Adobe Inc
(d),(e)
1,054 505
Agilysys Inc
(d)
5,017 187
ANSYS Inc
(d)
112 38
Autodesk Inc
(d),(e)
1,783 499
Avid Technology Inc
(d)
7,845 95
Bandwidth Inc
(d)
542 82
Black Knight Inc
(d)
2,792 256
Broadridge Financial Solutions Inc 3,749 551
Cadence Design Systems Inc
(d)
766 89
Cardlytics Inc
(d)
2,277 270
Cerner Corp
(e)
5,064 379
Citrix Systems Inc
(e)
2,645 327
Cloudera Inc
(d)
13,998 163
Constellation Software Inc/Canada 332 411
CSG Systems International Inc 1,647 71
DocuSign Inc
(d)
3,707 845
Dropbox Inc - A Shares
(d),(e)
11,837 236
Electronic Arts Inc 1,140 146
Envestnet Inc
(d)
1,502 121
Fair Isaac Corp
(d),(e)
1,801 852
Fidelity National Information Services Inc 196 29
Five9 Inc
(d)
431 67
Guidewire Software Inc
(d)
1,293 158
Health Catalyst Inc
(d)
2,192 78
HubSpot Inc
(d)
147 58
Intuit Inc
(e)
438 154
J2 Global Inc
(d)
1,680 151
Manhattan Associates Inc
(d)
994 102
Microsoft Corp
(e)
25,024 5,356
MINDBODY Inc
(d),(f),(g)
9,229 337
MongoDB Inc
(d)
3,371 969
NextGen Healthcare Inc
(d)
5,266 93
Oracle Corp
(e)
15,071 869
Oracle Corp Japan 800 89
PagerDuty Inc
(d)
1,964 68
Paychex Inc
(e)
11,774 1,097
Paycom Software Inc
(d)
444 185
PROS Holdings Inc
(d)
2,490 107
RingCentral Inc
(d)
505 150
salesforce.com Inc
(d),(e)
1,861 458
ServiceNow Inc
(d),(e)
734 393
SimCorp A/S 860 113
Splunk Inc
(d)
1,421 290
Square Enix Holdings Co Ltd 3,600 220
Synopsys Inc
(d)
481 109
Take-Two Interactive Software Inc
(d),(e)
1,206 218
Twilio Inc
(d)
3,268 1,046
Verra Mobility Corp
(d)
6,100 74
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
VMware Inc
(d)
525 $ 73
WiseTech Global Ltd 5,721 129
Workday Inc
(d),(e)
3,982 896
Xperi Holding Corp 5,171 99
Zoom Video Communications Inc
(d),(e)
178 85
$ 20,550
Telecommunications - 0.85%
AT&T Inc
(e)
26,443 760
CenturyLink Inc 984 10
Cisco Systems Inc
(e)
24,740 1,065
Corning Inc 6,196 232
Deutsche Telekom AG 36,876 666
Harmonic Inc
(d)
16,921 110
Hellenic Telecommunications Organization SA 9,696 161
HMS Networks AB
(d)
2,397 64
InterDigital Inc 1,396 84
Juniper Networks Inc
(e)
19,208 418
Koninklijke KPN NV 123,828 368
Motorola Solutions Inc
(e)
3,058 525
Ooma Inc
(d)
6,067 95
Plantronics Inc
(e)
7,694 210
Proximus SADP 4,821 101
SoftBank Group Corp 14,800 1,020
T-Mobile US Inc
(d)
1,994 265
Verizon Communications Inc
(e)
8,775 530
$ 6,684
Textiles - 0.07%
Mohawk Industries Inc
(d),(e)
4,105 517
Toys, Games & Hobbies - 0.08%
Games Workshop Group PLC 1,098 144
Hasbro Inc
(e)
1,106 103
Nintendo Co Ltd 700 397
$ 644
Transportation - 0.67%
Canadian National Railway Co 4,868 510
CH Robinson Worldwide Inc
(e)
1,099 103
CSX Corp
(e)
6,461 582
Deutsche Post AG 3,263 157
Expeditors International of Washington Inc
(e)
16,799 1,501
FedEx Corp
(e)
1,925 551
Hub Group Inc
(d)
2,090 114
JB Hunt Transport Services Inc
(e)
3,279 444
Kuehne + Nagel International AG 495 112
Norfolk Southern Corp 595 141
Old Dominion Freight Line Inc
(e)
902 184
Union Pacific Corp 4,066 830
United Parcel Service Inc 387 66
$ 5,295
Water - 0.03%
Severn Trent PLC 2,310 73
Veolia Environnement SA 7,899 181
$ 254
TOTAL COMMON STOCKS $ 306,652
CONVERTIBLE PREFERRED STOCKS
- 0.25% Shares Held Value (000's)
Agriculture - 0.10%
Bunge Ltd 4.88%
(j)
6,930 $ 748
Banks - 0.08%
Bank of America Corp 7.25%
(j)
215 319
Wells Fargo & Co 7.50%
(j)
243 341
$ 660
Electric - 0.01%
NextEra Energy Inc 5.28%, 03/01/2023 1,526 74
Healthcare - Products - 0.03%
Boston Scientific Corp 5.50%, 06/01/2023 1,922 196
Internet - 0.02%
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
3,370 137

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

CONVERTIBLE PREFERRED STOCKS
(continued) Shares Held Value (000’s)
Oil & Gas - 0.00%
Chesapeake Energy Corp 5.75%
(j)
355 $ 1
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Retail - 0.01%
Jand Inc 0.00%
(d),(f),(g),(h)
3,781 88
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,927
PREFERRED STOCKS - 0.39% Shares Held Value (000's)
Automobile Manufacturers - 0.02%
Volkswagen AG 4.86% 1,011 $ 170
Chemicals - 0.02%
FUCHS PETROLUB SE 0.97% 3,593 204
Internet - 0.00%
Veracode Inc 0.00%
(d),(f),(g),(h)
6,031 4
Pipelines - 0.30%
Southcross Energy Series A 0.00%
(d),(f),(g)
2,399,339 1,368
Southcross Energy Series B 0.00%
(d),(f),(g)
703,849 985
$ 2,353
Private Equity - 0.04%
Forward Venture Services LLC 0.00%
(d),(f),(g),(h)
32,815 294
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(d),(f),(g),(h)
4,867 38
WE Company Preferred D-2 0.00%
(d),(f),(g),(h)
3,824 30
$ 68
Software - 0.00%
Marklogic - Escrow 0.00%
(d),(f),(g),(h)
14,832 4
TOTAL PREFERRED STOCKS $ 3,097
BONDS - 37.80%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Lamar Media Corp
3.75%, 02/15/2028 $ 50 $ 50
4.00%, 02/15/2030 100 104
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(i)
120 119
$ 273
Aerospace & Defense - 0.62%
Boeing Co/The
2.25%, 06/15/2026 195 196
2.95%, 02/01/2030 85 86
3.10%, 05/01/2026 10 10
3.25%, 02/01/2035 45 44
3.38%, 06/15/2046 250 231
3.50%, 03/01/2039 65 64
3.55%, 03/01/2038 30 29
3.63%, 03/01/2048 155 148
3.65%, 03/01/2047 50 48
3.75%, 02/01/2050 205 206
3.83%, 03/01/2059 25 25
3.85%, 11/01/2048 50 49
3.90%, 05/01/2049 100 102
3.95%, 08/01/2059 60 61
5.15%, 05/01/2030 380 448
5.71%, 05/01/2040 75 95
5.81%, 05/01/2050 755 998
5.93%, 05/01/2060 110 149
Embraer Netherlands Finance BV
5.05%, 06/15/2025 180 191
5.40%, 02/01/2027 130 137
Leonardo US Holdings Inc
6.25%, 01/15/2040
(i)
716 823
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 34
7.50%, 04/15/2025
(i)
310 332
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
6.25%, 03/15/2026
(i)
$ 375 $ 398
$ 4,904
Agriculture - 0.14%
JBS Investments II GmbH
7.00%, 01/15/2026
(i)
1,000 1,077
Airlines - 0.17%
American Airlines Inc
11.75%, 07/15/2025
(i)
253 280
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
316 343
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 884 753
$ 1,376
Automobile Asset Backed Securities - 0.71%
American Credit Acceptance Receivables Trust
2020-3
2.40%, 06/15/2026
(i)
305 311
American Credit Acceptance Receivables Trust
2020-4
1.77%, 12/14/2026
(i)
280 281
AmeriCredit Automobile Receivables Trust
2020-2
2.13%, 03/18/2026 120 123
AmeriCredit Automobile Receivables Trust
2020-3
1.49%, 09/18/2026 450 451
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(i)
150 152
Avis Budget Rental Car Funding AESOP LLC
2.96%, 02/20/2027
(i)
100 102
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 214
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026 175 180
Chesapeake Funding II LLC
3.57%, 04/15/2030
(i)
175 179
3.71%, 05/15/2029
(i)
130 131
3.92%, 04/15/2030
(i)
455 465
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 272
DT Auto Owner Trust 2020-2
4.73%, 03/16/2026
(i)
25 27
DT Auto Owner Trust 2020-3
1.84%, 06/15/2026
(i)
125 126
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(i)
140 151
Exeter Automobile Receivables Trust 2020-3
1.32%, 07/15/2025 219 220
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(i)
75 77
3.88%, 01/15/2026
(i)
175 181
Flagship Credit Auto Trust 2020-3
1.73%, 09/15/2026
(i)
445 453
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 149
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 427
Santander Drive Auto Receivables Trust 2020-2
2.22%, 09/15/2026 135 138
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027 450 451
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(i)
100 102

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026
(i)
$ 180 $ 181
$ 5,570
Automobile Manufacturers - 0.36%
Allison Transmission Inc
3.75%, 01/30/2031
(i)
185 187
FCE Bank PLC
0.87%, 09/13/2021 EUR 395 470
1.88%, 06/24/2021 280 334
Ford Motor Co
8.50%, 04/21/2023 $ 185 207
9.00%, 04/22/2025 220 267
9.63%, 04/22/2030 50 70
General Motors Co
5.40%, 04/01/2048 260 328
5.95%, 04/01/2049 730 985
$ 2,848
Banks - 0.91%
Banco Hipotecario SA
35.75%, 11/07/2022
(i)
ARS 10,245 119
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(i)
5,115 41
Banco Santander SA
2.75%, 12/03/2030
(g),(k)
$ 200 200
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025 1,600 1,445
Barclays PLC
3.56%, 09/23/2035
(l)
495 516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Danske Bank A/S
3.24%, 12/20/2025
(i),(l)
200 214
3 Month USD LIBOR + 1.59%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(l)
150 161
United States Secured Overnight Financing
Rate + 3.04%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(i)
COP 1,717,000 516
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 $ 2,000 1,875
JPMorgan Chase & Co
4.49%, 03/24/2031
(l)
780 957
United States Secured Overnight Financing
Rate + 3.79%
Standard Chartered PLC
3.27%, 02/18/2036
(i),(l)
375 381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.64%, 04/01/2031
(i),(l)
295 355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
UniCredit SpA
2.57%, 09/22/2026
(i),(l)
350 356
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
$ 7,136
Beverages - 0.05%
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 386 425
Building Materials - 0.32%
Builders FirstSource Inc
6.75%, 06/01/2027
(i)
225 242
Carrier Global Corp
2.72%, 02/15/2030
(i)
310 330
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Cemex SAB de CV
5.20%, 09/17/2030
(i)
$ 1,425 $ 1,554
CP Atlas Buyer Inc
7.00%, 12/01/2028
(i)
148 153
Standard Industries Inc/NJ
4.38%, 07/15/2030
(i)
230 243
$ 2,522
Chemicals - 0.06%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
200 202
Nutrition & Biosciences Inc
2.30%, 11/01/2030
(i)
255 262
$ 464
Commercial Mortgage Backed Securities - 2.75%
BBCMS 2020-BID Mortgage Trust
2.68%, 10/15/2037
(i)
325 325
1.00 x 1 Month USD LIBOR + 2.54%
Citigroup Commercial Mortgage Trust 2019-C7
2.75%, 12/15/2072
(i)
1,125 884
COMM 2012-LC4 Mortgage Trust
5.72%, 12/10/2044
(m)
10 9
COMM 2015-CCRE25 Mortgage Trust
3.94%, 08/10/2048
(m)
2,280 1,652
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(i)
2,800 1,865
COMM 2015-LC21 Mortgage Trust
1.23%, 07/10/2048
(i),(m),(n)
10,000 451
1.23%, 07/10/2048
(i),(m),(n)
3,125 136
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(i)
850 445
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.74%, 01/15/2034
(i)
155 146
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.33%, 06/15/2057
(m)
960 753
4.33%, 06/15/2057
(m)
2,184 1,667
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 762
GS Mortgage Securities Corp II
4.56%, 07/10/2051
(i),(m)
635 288
HPLY Trust 2019-HIT
1.74%, 11/15/2036
(i)
252 243
1.00 x 1 Month USD LIBOR + 1.60%
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.84%, 05/15/2048
(m),(o)
2,735 2,101
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(i)
1,275 488
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(i),(m)
350 226
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
1.02%, 11/15/2052
(i),(m),(n)
3,150 155
Morgan Stanley Capital I Trust 2011-C2
5.66%, 06/15/2044
(i),(m)
475 370
5.66%, 06/15/2044
(i),(m)
160 95
Motel 6 Trust 2017-M6MZ
7.07%, 08/15/2024
(i)
731 666
1.00 x 1 Month USD LIBOR + 6.93%
Starwood Retail Property Trust 2014-STAR
2.89%, 11/15/2027
(f),(g),(i)
170 122
1.00 x 1 Month USD LIBOR + 2.75%
4.54%, 11/15/2027
(f),(g),(i)
645 220
1.00 x 1 Month USD LIBOR + 4.40%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(i)
$ 1,981 $ 1,173
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(i)
260 154
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(i),(m)
1,485 957
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(i),(m),(n)
7,575 640
Wells Fargo Commercial Mortgage Trust
2019-JWDR
3.14%, 09/15/2031
(i),(m)
650 627
WF-RBS Commercial Mortgage Trust 2011-C2
5.63%, 02/15/2044
(i),(m)
115 115
WFRBS Commercial Mortgage Trust 2011-C3
5.84%, 03/15/2044
(i),(m)
350 159
WFRBS Commercial Mortgage Trust 2011-C4
5.38%, 06/15/2044
(i),(m)
845 743
WFRBS Commercial Mortgage Trust 2012-C6
5.77%, 04/15/2045
(i),(m)
500 503
WFRBS Commercial Mortgage Trust 2012-C7
4.96%, 06/15/2045
(m)
80 61
4.96%, 06/15/2045
(i),(m)
225 87
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(i)
267 108
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(i),(o)
2,885 2,184
$ 21,580
Commercial Services - 0.47%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(i)
1,620 1,726
APX Group Inc
6.75%, 02/15/2027
(i)
1,000 1,080
Gartner Inc
3.75%, 10/01/2030
(i)
150 156
Sabre GLBL Inc
9.25%, 04/15/2025
(i)
30 35
United Rentals North America Inc
4.00%, 07/15/2030 630 663
$ 3,660
Computers - 0.03%
Diebold Nixdorf Inc
9.38%, 07/15/2025
(i)
191 210
Consumer Products - 0.03%
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031
(i)
200 206
Credit Card Asset Backed Securities - 0.03%
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(i)
255 257
Distribution & Wholesale - 0.00%
H&E Equipment Services Inc
3.88%, 12/15/2028
(g),(i),(k)
37 37
Diversified Financial Services - 0.96%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 150 155
3.88%, 01/23/2028 150 153
4.50%, 09/15/2023 380 407
6.50%, 07/15/2025 150 174
Air Lease Corp
3.13%, 12/01/2030 535 543
3.38%, 07/01/2025 330 348
Aircastle Ltd
4.25%, 06/15/2026 695 708
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
3.88%, 05/21/2024 $ 35 $ 38
5.75%, 11/20/2025 240 280
Aviation Capital Group LLC
5.50%, 12/15/2024
(i)
175 187
Navient Corp
5.00%, 03/15/2027 370 366
5.88%, 10/25/2024 15 16
6.13%, 03/25/2024 5 5
6.50%, 06/15/2022 5 5
6.75%, 06/15/2026 15 16
7.25%, 01/25/2022 20 21
7.25%, 09/25/2023 50 55
OneMain Finance Corp
6.88%, 03/15/2025 5 6
7.13%, 03/15/2026 90 104
8.88%, 06/01/2025 85 95
Power Finance Corp Ltd
3.95%, 04/23/2030 300 315
5.25%, 08/10/2028 1,940 2,204
Quicken Loans LLC
5.25%, 01/15/2028
(i)
685 724
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(i)
205 204
3.88%, 03/01/2031
(i)
380 385
$ 7,514
Electric - 0.64%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(i)
1,400 1,467
3.95%, 02/12/2030 500 524
AES Corp/The
3.95%, 07/15/2030
(i)
115 130
5.13%, 09/01/2027 115 127
5.50%, 04/15/2025 40 41
6.00%, 05/15/2026 15 16
Calpine Corp
5.13%, 03/15/2028
(i)
125 131
FirstEnergy Corp
4.85%, 07/15/2047 57 70
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(d),(f),(g)
6,993 —
0.00%, 10/15/2020
(d),(f),(g)
6,143 —
IPALCO Enterprises Inc
4.25%, 05/01/2030
(i)
30 35
NRG Energy Inc
4.45%, 06/15/2029
(i)
130 148
5.25%, 06/15/2029
(i)
60 65
5.75%, 01/15/2028 130 142
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 212
4.30%, 03/15/2045 220 236
4.95%, 07/01/2050 25 30
Southern California Edison Co
3.65%, 02/01/2050 65 76
4.00%, 04/01/2047 20 24
4.13%, 03/01/2048 25 31
Vistra Operations Co LLC
3.70%, 01/30/2027
(i)
1,285 1,409
4.30%, 07/15/2029
(i)
125 139
$ 5,053
Electronics - 0.13%
Brightstar Escrow Corp
9.75%, 10/15/2025
(i)
1,000 1,034
Engineering & Construction - 0.03%
GMR Hyderabad International Airport Ltd
5.38%, 04/10/2024 270 271

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.02%
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(i)
$ 188 $ 199
Environmental Control - 0.02%
GFL Environmental Inc
4.00%, 08/01/2028
(i)
148 147
Finance - Mortgage Loan/Banker - 0.04%
Fannie Mae
0.88%, 08/05/2030 286 280
Food - 0.55%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.75%, 03/15/2025 232 239
Kraft Heinz Foods Co
4.38%, 06/01/2046 170 181
4.88%, 10/01/2049
(i)
570 643
5.00%, 06/04/2042 85 97
5.20%, 07/15/2045 175 207
Lamb Weston Holdings Inc
4.88%, 05/15/2028
(i)
80 89
MARB BondCo PLC
6.88%, 01/19/2025 1,100 1,144
7.00%, 03/15/2024 1,000 1,029
NBM US Holdings Inc
7.00%, 05/14/2026
(i)
320 349
Post Holdings Inc
5.75%, 03/01/2027
(i)
125 132
Smithfield Foods Inc
3.00%, 10/15/2030
(i)
45 47
United Natural Foods Inc
6.75%, 10/15/2028
(i)
133 138
$ 4,295
Forest Products & Paper - 0.03%
Suzano Austria GmbH
3.75%, 01/15/2031 230 242
Healthcare - Products - 0.05%
Hologic Inc
3.25%, 02/15/2029
(i)
360 366
Healthcare - Services - 0.28%
Centene Corp
4.63%, 12/15/2029 35 38
Encompass Health Corp
4.75%, 02/01/2030 45 48
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(i)
971 991
HCA Inc
3.50%, 09/01/2030 190 197
LifePoint Health Inc
5.38%, 01/15/2029
(g),(i),(k)
74 74
Syneos Health Inc
3.63%, 01/15/2029
(i)
148 149
Tenet Healthcare Corp
4.63%, 06/15/2028
(i)
5 5
5.13%, 05/01/2025 620 626
6.13%, 10/01/2028
(i)
65 66
$ 2,194
Home Builders - 0.04%
Lennar Corp
4.75%, 11/29/2027 160 190
4.88%, 12/15/2023 35 39
5.00%, 06/15/2027 5 6
PulteGroup Inc
4.25%, 03/01/2021 100 100
$ 335
Insurance - 0.14%
American International Group Inc
4.38%, 06/30/2050 625 812
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Athene Holding Ltd
3.50%, 01/15/2031 $ 165 $ 175
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
130 140
$ 1,127
Internet - 0.51%
Arches Buyer Inc
4.25%, 06/01/2028
(i),(k)
148 148
6.13%, 12/01/2028
(i),(k)
296 304
Booking Holdings Inc
4.63%, 04/13/2030 400 492
eBay Inc
4.00%, 07/15/2042 35 40
Expedia Group Inc
3.25%, 02/15/2030 640 649
4.63%, 08/01/2027
(i)
165 182
6.25%, 05/01/2025
(i)
520 594
7.00%, 05/01/2025
(i)
265 290
Uber Technologies Inc
7.50%, 05/15/2025
(i)
40 43
7.50%, 09/15/2027
(i)
600 655
8.00%, 11/01/2026
(i)
575 622
$ 4,019
Investment Companies - 0.09%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 90 93
5.25%, 05/15/2027 235 248
6.25%, 05/15/2026 325 339
$ 680
Iron & Steel - 0.33%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 216
CSN Inova Ventures
6.75%, 01/28/2028
(i)
1,150 1,205
Metinvest BV
7.65%, 10/01/2027
(i)
450 470
8.50%, 04/23/2026 200 216
Reliance Steel & Aluminum Co
2.15%, 08/15/2030 40 41
Steel Dynamics Inc
3.45%, 04/15/2030 370 416
$ 2,564
Leisure Products & Services - 0.34%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(i)
2,449 2,137
Royal Caribbean Cruises Ltd
11.50%, 06/01/2025
(i)
442 519
$ 2,656
Lodging - 0.07%
Hilton Domestic Operating Co Inc
4.00%, 05/01/2031
(i),(k)
210 221
Hyatt Hotels Corp
5.38%, 04/23/2025 45 50
5.75%, 04/23/2030 80 95
Marriott International Inc/MD
4.63%, 06/15/2030 85 98
5.75%, 05/01/2025 5 6
Wyndham Destinations Inc
6.63%, 07/31/2026
(i)
85 95
$ 565
Media - 0.83%
Block Communications Inc
4.88%, 03/01/2028
(i)
95 99

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 675 $ 700
4.50%, 08/15/2030
(i)
190 200
4.50%, 05/01/2032
(i)
20 21
5.38%, 06/01/2029
(i)
35 38
Cengage Learning Inc
9.50%, 06/15/2024
(i)
1,161 1,077
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(i)
295 298
CSC Holdings LLC
4.63%, 12/01/2030
(i)
200 205
6.50%, 02/01/2029
(i)
200 224
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(i)
323 250
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
320 323
5.25%, 08/15/2027
(i)
280 287
6.38%, 05/01/2026 100 106
8.38%, 05/01/2027 285 302
NBCUniversal Enterprise Inc
5.25%, 12/31/2099
(i),(j)
1,205 1,229
Sinclair Television Group Inc
4.13%, 12/01/2030
(i),(k)
55 55
Sirius XM Radio Inc
4.63%, 07/15/2024
(i)
30 31
5.00%, 08/01/2027
(i)
160 169
5.38%, 07/15/2026
(i)
60 62
5.50%, 07/01/2029
(i)
15 17
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
200 210
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(i)
200 209
Ziggo BV
4.88%, 01/15/2030
(i)
215 226
5.50%, 01/15/2027
(i)
150 157
$ 6,495
Metal Fabrication & Hardware - 0.33%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
2,390 2,566
Mining - 0.26%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
405 418
7.50%, 04/01/2025
(i)
200 208
Freeport-McMoRan Inc
4.13%, 03/01/2028 140 148
4.25%, 03/01/2030 105 114
4.38%, 08/01/2028 55 59
4.63%, 08/01/2030 35 39
5.00%, 09/01/2027 20 21
5.40%, 11/14/2034 65 81
5.45%, 03/15/2043 35 44
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/2050 550 680
Newcrest Finance Pty Ltd
3.25%, 05/13/2030
(i)
135 149
Novelis Corp
4.75%, 01/30/2030
(i)
70 74
$ 2,035
Miscellaneous Manufacturers - 0.15%
FXI Holdings Inc
7.88%, 11/01/2024
(i),(o)
1,162 1,165
Mortgage Backed Securities - 3.78%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 81 85
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 59 61
5.50%, 08/25/2034 65 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 $ 137 $ 144
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 58 59
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 61 61
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 57 62
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 58 58
Banc of America Mortgage 2005-A Trust
3.67%, 02/25/2035
(m)
21 22
CHL Mortgage Pass-Through Trust 2004-HYB4
2.97%, 09/20/2034
(m)
26 25
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(i),(m)
214 215
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(i),(m)
478 478
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(i),(m)
315 320
Connecticut Avenue Securities Trust 2019-R04
5.40%, 06/25/2039
(i)
280 279
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
3.55%, 10/25/2039
(i)
2,000 1,920
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
2.20%, 01/25/2040
(i)
155 153
1.00 x 1 Month USD LIBOR + 2.05%
3.40%, 01/25/2040
(i)
260 238
1.00 x 1 Month USD LIBOR + 3.25%
Connecticut Avenue Securities Trust 2020-SBT1
3.80%, 02/25/2040
(i)
295 290
1.00 x 1 Month USD LIBOR + 3.65%
3.80%, 02/25/2040
(i)
365 360
1.00 x 1 Month USD LIBOR + 3.65%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 34 36
CSMC 2019-RP10 Trust
3.09%, 12/26/2059
(i),(m)
284 285
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(i),(m)
206 206
DSLA Mortgage Loan Trust 2005-AR5
0.48%, 09/19/2045 123 92
1.00 x 1 Month USD LIBOR + 0.33%
Dukinfield II PLC
1.31%, 12/20/2052 GBP 262 350
1.00 x 3 Month GBP LIBOR + 1.25%
Fannie Mae Connecticut Avenue Securities
2.35%, 01/25/2030 $ 29 29
1.00 x 1 Month USD LIBOR + 2.20%
4.40%, 01/25/2031 4,451 4,412
1.00 x 1 Month USD LIBOR + 4.25%
5.00%, 10/25/2029 1,320 1,346
1.00 x 1 Month USD LIBOR + 4.85%
5.90%, 07/25/2029 1,215 1,300
1.00 x 1 Month USD LIBOR + 5.75%
Freddie Mac STACR 2019-HQA3
7.65%, 09/25/2049
(i)
240 205
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac Stacr Remic Trust 2019-Hqa4
6.75%, 11/25/2049
(i)
530 424
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
5.40%, 01/25/2050
(i)
350 249
1.00 x 1 Month USD LIBOR + 5.25%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac STACR Remic Trust 2020-DNA2
4.95%, 02/25/2050
(i)
$ 470 $ 367
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR REMIC Trust 2020-HQA1
5.25%, 01/25/2050
(i)
220 155
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac Stacr Remic Trust 2020-HQA2
3.25%, 03/25/2050
(i)
660 662
1.00 x 1 Month USD LIBOR + 3.10%
4.25%, 03/25/2050
(i)
660 640
1.00 x 1 Month USD LIBOR + 4.10%
Freddie Mac STACR Trust 2019-DNA4
6.40%, 10/25/2049
(i)
300 252
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
4.20%, 02/25/2049
(i)
270 244
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.95%, 07/25/2030 22 21
1.00 x 1 Month USD LIBOR + 1.80%
5.10%, 07/25/2029 2,689 2,782
1.00 x 1 Month USD LIBOR + 4.95%
8.95%, 03/25/2028 4,453 4,854
1.00 x 1 Month USD LIBOR + 8.80%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 38 38
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.37%, 09/25/2034 109 102
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.21%, 08/25/2035
(m)
456 407
Lehman XS Trust Series 2006-2N
0.41%, 02/25/2046 85 76
1.00 x 1 Month USD LIBOR + 0.26%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 33 34
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 29 30
6.00%, 06/25/2034 38 40
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 178 184
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.44%, 05/25/2036
(m)
11 11
PRPM 2020-5 LLC
3.10%, 11/25/2025
(i),(m)
594 595
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025
(i),(m)
163 164
STACR Trust 2018-HRP2
2.55%, 02/25/2047
(i)
2,390 2,318
1.00 x 1 Month USD LIBOR + 2.40%
Structured Adjustable Rate Mortgage Loan Trust
0.46%, 07/25/2035 535 389
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(i),(m)
1,452 1,455
$ 29,651
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
4.13%, 05/01/2025 195 202
Oil & Gas - 1.89%
Aker BP ASA
3.75%, 01/15/2030
(i)
505 512
4.00%, 01/15/2031
(i)
150 152
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(d),(f),(g)
236 —
0.00%, PIK 0.00%, 12/15/2023
(d),(f),(g),(p)
257 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Cobalt International Energy Inc
0.00%, 12/01/2023
(d)
$ 4,635 $ 97
Diamond Offshore Drilling Inc
0.00%, 10/15/2039
(d)
327 26
Diamondback Energy Inc
3.50%, 12/01/2029 20 21
EQT Corp
5.00%, 01/15/2029 15 16
Hess Corp
5.60%, 02/15/2041 155 182
Leviathan Bond Ltd
5.75%, 06/30/2023
(i)
600 634
6.13%, 06/30/2025
(i)
910 980
6.50%, 06/30/2027
(i)
1,005 1,103
Occidental Petroleum Corp
2.70%, 08/15/2022 69 68
2.70%, 02/15/2023 19 18
2.90%, 08/15/2024 105 98
3.50%, 06/15/2025 35 33
5.55%, 03/15/2026 10 10
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 754 716
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 491 454
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(i)
1,100 —
Petrobras Global Finance BV
5.09%, 01/15/2030 875 961
7.25%, 03/17/2044 125 155
Petroleos Mexicanos
5.95%, 01/28/2031 1,435 1,337
6.50%, 03/13/2027 950 954
6.63%, 06/15/2035 630 580
6.84%, 01/23/2030 1,200 1,176
6.95%, 01/28/2060 2,275 1,951
Saudi Arabian Oil Co
3.25%, 11/24/2050
(i)
425 427
Tullow Oil PLC
6.25%, 04/15/2022 750 559
7.00%, 03/01/2025 2,300 1,466
YPF SA
6.95%, 07/21/2027
(i)
240 158
$ 14,844
Other Asset Backed Securities - 5.78%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
135 138
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(i)
745 786
AIG CLO 2018-1 Ltd
6.67%, 01/20/2032
(i)
2,640 2,547
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(m)
675 254
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(i),(m)
234 235
Allegro CLO VI Ltd
2.97%, 01/17/2031
(i)
250 232
1.00 x 3 Month USD LIBOR + 2.75%
ALM VII R Ltd
7.38%, 10/15/2028
(i)
2,000 1,936
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 306
6.23%, 10/17/2036
(i)
695 772
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 1,010

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(i)
$ 1,045 $ 1,149
Anchorage Capital CLO 9 Ltd
4.24%, 07/15/2032
(i)
250 246
1.00 x 3 Month USD LIBOR + 4.00%
Apidos CLO XXIII
2.24%, 04/15/2033
(i)
370 362
1.00 x 3 Month USD LIBOR + 2.00%
Arbys Funding LLC
3.24%, 07/30/2050
(i)
314 321
ArrowMark Colorado Holdings
2.94%, 07/15/2029
(i)
250 249
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(i)
80 81
Avery Point VII CLO Ltd
6.84%, 01/15/2028
(i)
1,400 1,199
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
3.04%, 01/15/2033
(i)
250 251
1.00 x 3 Month USD LIBOR + 2.80%
Battalion Clo XIV Ltd
6.90%, 04/20/2032
(i)
250 240
1.00 x 3 Month USD LIBOR + 6.68%
Bayview Opportunity Master Fund V Trust
2020-RN3
3.23%, 09/25/2035
(i),(m)
178 179
BCC Funding XIV LLC
6.00%, 04/21/2025
(i)
250 254
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(i),(m)
194 184
5.68%, 12/16/2041
(i),(m)
536 393
BlueMountain CLO XXIV Ltd
2.92%, 04/20/2031
(i)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Bowman Park CLO Ltd
5.61%, 11/23/2025
(i)
1,000 971
1.00 x 3 Month USD LIBOR + 5.40%
Cairn CLO XI DAC
6.77%, 07/15/2035
(i)
EUR 360 427
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%
Canyon Capital CLO 2019-2 Ltd
7.39%, 10/15/2032
(i)
$ 250 242
1.00 x 3 Month USD LIBOR + 7.15%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
3.40%, 01/16/2033
(i)
EUR 2,205 2,500
1.00 x 3 Month Euro Interbank Offered
Rate + 3.40%
5.50%, 01/16/2033
(i)
882 954
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(i)
$ 100 101
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(i)
574 551
Cole Park CLO Ltd 2015-1
3.37%, 10/20/2028
(i)
255 249
1.00 x 3 Month USD LIBOR + 3.15%
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(i),(m)
201 201
CSMC 2018-RPL8 Trust
4.17%, 07/25/2058
(i),(m)
430 430
DB Master Finance LLC
4.35%, 05/20/2049
(i)
207 224
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(i)
$ 64 $ 65
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(i)
221 225
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(i)
218 222
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
514 551
Dryden 33 Senior Loan Fund
7.21%, 04/15/2029
(i)
700 664
1.00 x 3 Month USD LIBOR + 6.97%
Dryden 63 GBP CLO 2018 BV
2.95%, 10/15/2032
(i)
GBP 2,060 2,708
1.00 x 3 Month GBP LIBOR + 2.90%
4.55%, 10/15/2032
(i)
1,052 1,387
1.00 x 3 Month GBP LIBOR + 4.50%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(i)
CAD 515 400
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(i)
$ 684 219
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(i)
310 39
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(d),(f),(g),(i)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(i)
183 182
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 554 251
Hardee's Funding LLC
3.98%, 12/20/2050
(i),(k)
120 120
Hayfin Kingsland XI Ltd
7.12%, 07/20/2032
(i)
110 104
1.00 x 3 Month USD LIBOR + 6.90%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
60 62
HPEFS Equipment Trust
2.79%, 07/22/2030
(i)
500 510
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(i)
115 116
Invitation Homes 2018-SFR1 Trust
2.14%, 03/17/2037
(i)
470 470
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
2.14%, 06/17/2037
(i)
835 836
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
1.79%, 01/17/2038
(i)
210 209
1.00 x 1 Month USD LIBOR + 1.65%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
338 311
KKR Clo 25 Ltd
6.78%, 04/15/2032
(i)
640 602
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(i),(m)
338 341
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(i)
615 578
MVW Owner Trust 2019-1
3.33%, 11/20/2036
(i)
292 298
Neuberger Berman CLO XIV Ltd
2.12%, 01/28/2030
(i)
365 353
1.00 x 3 Month USD LIBOR + 1.90%
New Residential Mortgage Loan Trust
2020-NPL2
3.23%, 08/25/2060
(i),(m)
95 95
OCP CLO 2015-8 Ltd
3.02%, 04/17/2027
(i)
260 260
1.00 x 3 Month USD LIBOR + 2.80%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Octagon Investment Partners 40 Ltd
4.02%, 04/20/2031
(i)
$ 250 $ 249
1.00 x 3 Month USD LIBOR + 3.80%
Octagon Investment Partners XVI Ltd
5.97%, 07/17/2030
(i)
500 446
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.12%, 01/22/2030
(i)
250 242
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
5.22%, 07/20/2032
(i)
255 237
1.00 x 3 Month USD LIBOR + 5.00%
OHA Credit Funding 5 Ltd
2.22%, 04/18/2033
(i)
420 411
1.00 x 3 Month USD LIBOR + 2.00%
OHA Loan Funding 2013-1 Ltd
3.26%, 07/23/2031
(i)
275 264
1.00 x 3 Month USD LIBOR + 3.05%
OHA Loan Funding 2016-1 Ltd
2.17%, 01/20/2033
(i)
345 340
1.00 x 3 Month USD LIBOR + 1.95%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(i)
790 791
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(i)
620 639
OneMain Financial Issuance Trust 2020-2
2.76%, 09/14/2035
(i)
120 122
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(i)
145 150
OZLM XXIII Ltd
7.04%, 04/15/2032
(i)
430 417
1.00 x 3 Month USD LIBOR + 6.80%
Parallel 2017-1 Ltd
2.22%, 07/20/2029
(i)
305 296
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.37%, 10/20/2031
(i)
480 467
1.00 x 3 Month USD LIBOR + 2.15%
Pikes Peak CLO 3
7.07%, 04/25/2030
(i)
260 257
1.00 x 3 Month USD LIBOR + 6.86%
Pikes Peak Clo 4
7.01%, 07/15/2032
(i)
250 238
1.00 x 3 Month USD LIBOR + 6.77%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
273 258
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(i)
100 102
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(i)
420 433
PRPM 2019-4 LLC
3.35%, 11/25/2024
(i),(m)
179 179
PRPM 2020-1 LLC
2.98%, 02/25/2025
(i),(m)
403 404
Republic FInance Issuance Trust 2019-A
3.43%, 11/22/2027
(i)
490 499
Rockford Tower CLO 2017-2 Ltd
2.14%, 10/15/2029
(i)
295 287
1.00 x 3 Month USD LIBOR + 1.90%
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(i)
795 797
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(i)
88 90
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(i)
746 711
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Sound Point Clo XV Ltd
6.17%, 01/23/2029
(i)
$ 1,500 $ 1,195
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(i)
240 167
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(i),(m)
163 130
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060
(i),(m)
100 100
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059
(i),(m)
385 404
VERDE CLO Ltd
7.14%, 04/15/2032
(i)
555 533
1.00 x 3 Month USD LIBOR + 6.90%
WAVE 2017-1 Trust
5.68%, 11/15/2042
(i)
243 176
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
83 89
Wingstop Funding LLC
2.84%, 12/05/2050
(i)
100 101
York CLO-2 Ltd
2.07%, 01/22/2031
(i)
250 241
1.00 x 3 Month USD LIBOR + 1.85%
York CLO-7 Ltd
4.02%, 01/22/2033
(i)
295 295
1.00 x 3 Month USD LIBOR + 3.80%
$ 45,359
Pharmaceuticals - 0.26%
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 245
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,232
7.13%, 01/31/2025 210 229
Viatris Inc
4.00%, 06/22/2050
(i)
290 331
$ 2,037
Pipelines - 0.18%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 630 690
Energy Transfer Operating LP
3.75%, 05/15/2030 65 67
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
30 31
Kinder Morgan Inc
5.05%, 02/15/2046 75 90
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030
(i)
445 521
$ 1,399
Real Estate - 0.64%
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 1,150 1,157
11.95%, 11/12/2023 525 546
Sunac China Holdings Ltd
7.25%, 06/14/2022 200 204
7.88%, 02/15/2022 1,300 1,329
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 420 425
8.50%, 02/04/2023 1,275 1,359
$ 5,020
Regional Authority - 0.08%
Provincia de Buenos Aires/Government Bonds
34.19%, 05/31/2022 ARS 51,665 511
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
35.91%, 04/12/2025
(i)
11,045 96
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
$ 607

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.33%
American Tower Corp
2.10%, 06/15/2030 $ 280 $ 288
Equinix Inc
3.20%, 11/18/2029 45 50
Iron Mountain Inc
5.00%, 07/15/2028
(i)
165 171
5.25%, 07/15/2030
(i)
165 176
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(i)
510 471
5.25%, 03/15/2022
(i)
50 50
5.25%, 10/01/2025
(i)
90 86
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(i)
280 283
Scentre Group Trust 2
5.13%, 09/24/2080
(i),(l)
670 702
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(i)
279 285
$ 2,562
Retail - 0.71%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(i)
50 51
4.38%, 01/15/2028
(i)
660 681
AutoNation Inc
4.75%, 06/01/2030 60 72
Carvana Co
5.63%, 10/01/2025
(i)
145 146
5.88%, 10/01/2028
(i)
275 279
Dave & Buster's Inc
7.63%, 11/01/2025
(i)
217 225
Lithia Motors Inc
4.38%, 01/15/2031
(i)
45 48
McDonald's Corp
3.63%, 09/01/2049 230 270
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(i)
259 269
Staples Inc
10.75%, 04/15/2027
(i),(o)
2,048 1,925
Vivo Energy Investments BV
5.13%, 09/24/2027
(i)
1,100 1,172
Yum! Brands Inc
3.63%, 03/15/2031 230 230
4.75%, 01/15/2030
(i)
230 249
$ 5,617
Semiconductors - 0.40%
Broadcom Corp / Broadcom Cayman Finance Ltd
3.50%, 01/15/2028 10 11
Broadcom Inc
4.15%, 11/15/2030 50 58
4.30%, 11/15/2032 740 885
4.75%, 04/15/2029 710 844
5.00%, 04/15/2030 225 272
Micron Technology Inc
4.66%, 02/15/2030 140 170
5.33%, 02/06/2029 670 821
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(i)
70 76
3.40%, 05/01/2030
(i)
40 45
$ 3,182
Software - 0.05%
MSCI Inc
3.63%, 09/01/2030
(i)
165 172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
3.88%, 02/15/2028
(i)
$ 70 $ 72
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
65 68
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
65 70
$ 382
Sovereign - 9.30%
1MDB Global Investments Ltd
4.40%, 03/09/2023 900 907
Angolan Government International Bond
8.00%, 11/26/2029 2,000 1,745
9.13%, 11/26/2049 1,025 878
Argentine Republic Government International
Bond
0.12%, 07/09/2035
(m)
6,176 2,168
0.12%, 07/09/2046
(m)
EUR 64 25
0.50%, 07/09/2029 1 —
Brazilian Government International Bond
2.88%, 06/06/2025 $ 2,717 2,803
Dominican Republic International Bond
4.88%, 09/23/2032
(i)
450 481
5.88%, 01/30/2060
(i)
1,150 1,196
5.95%, 01/25/2027 425 477
Egypt Government International Bond
6.38%, 04/11/2031 EUR 400 488
7.63%, 05/29/2032 $ 1,850 2,021
El Salvador Government International Bond
5.88%, 01/30/2025 150 133
7.12%, 01/20/2050 150 125
7.65%, 06/15/2035 200 175
Ghana Government International Bond
6.38%, 02/11/2027 1,825 1,833
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 59,000,000 4,426
8.38%, 03/15/2034 11,300,000 909
Ivory Coast Government International Bond
4.88%, 01/30/2032
(i),(k)
EUR 925 1,099
Malaysia Government Bond
4.07%, 06/15/2050 MYR 7,350 1,784
Mexican Bonos
7.75%, 05/29/2031 MXN 17,250 983
7.75%, 11/23/2034 21,800 1,240
8.50%, 05/31/2029 23,750 1,408
Mexico Government International Bond
3.77%, 05/24/2061 $ 670 668
Montenegro Government International Bond
5.75%, 03/10/2021 EUR 2,282 2,757
Peru Government Bond
6.15%, 08/12/2032 PEN 14,875 4,873
Peruvian Government International Bond
2.78%, 12/01/2060
(k)
$ 1,050 1,038
3.23%, 07/28/2121
(k)
350 345
6.95%, 08/12/2031 PEN 2,650 926
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 53,471 2,361
8.88%, 02/28/2035 97,400 5,453
Republic of South Africa Government
International Bond
4.30%, 10/12/2028 $ 875 881
Romanian Government International Bond
1.38%, 12/02/2029
(i),(k)
EUR 675 804
2.00%, 01/28/2032 1,325 1,641
2.63%, 12/02/2040
(i),(k)
1,200 1,444
3.38%, 02/08/2038 250 337
3.38%, 01/28/2050 450 594
3.50%, 04/03/2034 550 768
3.62%, 05/26/2030
(i)
650 914

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 147,000 $ 1,905
7.25%, 05/10/2034 198,000 2,851
Serbia International Bond
3.13%, 05/15/2027
(i)
EUR 1,725 2,296
Turkey Government International Bond
4.88%, 04/16/2043 $ 2,450 2,037
5.60%, 11/14/2024 592 605
5.75%, 03/22/2024 747 765
6.25%, 09/26/2022 358 369
6.35%, 08/10/2024 732 763
6.38%, 10/14/2025 1,978 2,074
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(m)
1,895 1,875
7.75%, 09/01/2025 750 824
7.75%, 09/01/2027 1,650 1,827
Zambia Government International Bond
0.00%, 09/20/2022
(d)
900 432
0.00%, 04/14/2024
(d)
1,700 816
0.00%, 07/30/2027
(d)
875 416
$ 72,963
Student Loan Asset Backed Securities - 0.32%
Education Funding Trust Trust
2.79%, 07/25/2041
(i)
276 283
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(i)
140 142
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(i)
445 454
Navient Private Education Refi Loan Trust
2019-G
3.08%, 10/15/2068
(i)
105 104
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 100
SLM Private Credit Student Loan Trust 2003-A
3.17%, 06/15/2032 189 188
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.19%, 03/15/2033 400 397
1.00 x US 28 Day Auction Rate + 0.00%
3.19%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
100 105
SMB Private Education Loan Trust 2017-B
0.89%, 10/15/2035
(i)
215 215
1.00 x 1 Month USD LIBOR + 0.75%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 101
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(i)
27 28
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(i)
154 157
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 166
$ 2,490
Supranational Bank - 0.09%
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 675 699
Telecommunications - 1.42%
AT&T Inc
3.65%, 06/01/2051 325 344
C&W Senior Financing DAC
7.50%, 10/15/2026
(i)
1,200 1,276
CommScope Inc
6.00%, 03/01/2026
(i)
250 264
7.13%, 07/01/2028
(i)
455 485
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
$ 175 $ 174
Frontier Communications Corp
0.00%, 08/15/2031
(d)
186 86
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(i)
1,064 1,132
Intrado Corp
8.50%, 10/15/2025
(i)
1,912 1,828
Kenbourne Invest SA
6.88%, 11/26/2024
(i)
355 378
Level 3 Financing Inc
4.63%, 09/15/2027
(i)
55 57
Ligado Networks LLC
0.00%, PIK 15.50%, 11/01/2023
(d),(i),(m),(p)
145 140
Millicom International Cellular SA
5.13%, 01/15/2028
(i)
200 214
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 1,410 1,446
Sprint Capital Corp
6.88%, 11/15/2028 40 52
Total Play Telecomunicaciones SA de CV
7.50%, 11/12/2025
(i)
1,150 1,152
VEON Holdings BV
3.38%, 11/25/2027
(i)
2,050 2,099
$ 11,127
Transportation - 0.02%
FedEx Corp
4.05%, 02/15/2048 5 6
4.10%, 02/01/2045 55 65
5.25%, 05/15/2050 75 107
$ 178
TOTAL BONDS $ 296,666
CONVERTIBLE BONDS - 0.47%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.12%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 $ 160 $ 166
1.25%, 05/15/2027
(i)
720 712
Guardant Health Inc
0.00%, 11/15/2027
(d),(i)
90 100
$ 978
Commercial Services - 0.01%
Chegg Inc
0.00%, 09/01/2026
(d),(i)
60 62
Computers - 0.01%
Lumentum Holdings Inc
0.50%, 12/15/2026
(i)
50 57
Healthcare - Services - 0.04%
Teladoc Health Inc
1.25%, 06/01/2027
(i)
275 324
Internet - 0.00%
Palo Alto Networks Inc
0.38%, 06/01/2025
(i)
15 17
Media - 0.25%
DISH Network Corp
2.38%, 03/15/2024 555 526
3.38%, 08/15/2026 1,249 1,245
Liberty Media Corp
0.50%, 12/01/2050
(i)
165 167
$ 1,938
Pharmaceuticals - 0.03%
Neurocrine Biosciences Inc
2.25%, 05/15/2024 150 207

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 $ 80 $ 79
TOTAL CONVERTIBLE BONDS $ 3,662
CREDIT LINKED STRUCTURED NOTES
- 1.32%
Principal
Amount (000's) Value (000's)
Sovereign - 1.32%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027 CNY 69,700 $ 10,332
TOTAL CREDIT LINKED STRUCTURED NOTES $ 10,332
SENIOR FLOATING RATE INTERESTS
- 1.22%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Clear Channel Outdoor Holdings Inc
3.71%, 08/07/2026
(q)
$ 718 $ 675
1 Month USD LIBOR + 3.50%
Red Ventures LLC
4.26%, 11/08/2024
(q)
23 23
1 Month USD LIBOR + 3.75%
$ 698
Airlines - 0.06%
JetBlue Airways Corp
6.26%, 06/12/2024
(q)
12 12
1 Month USD LIBOR + 3.75%
Mileage Plus Holdings LLC
6.25%, 06/21/2027
(q)
318 327
1 Month USD LIBOR + 2.50%
SkyMiles IP Ltd
4.75%, 09/16/2027
(q)
133 136
1 Month USD LIBOR + 3.75%
$ 475
Automobile Parts & Equipment - 0.18%
American Axle & Manufacturing Inc
3.00%, 04/06/2024
(q)
403 395
3 Month USD LIBOR + 2.25%
GC EOS Buyer Inc
4.65%, 06/27/2025
(q)
973 920
3 Month USD LIBOR + 4.50%
Wheel Pros Inc
0.00%, 11/06/2027
(q),(r)
76 74
1 Month USD LIBOR + 4.00%
$ 1,389
Building Materials - 0.02%
CP Atlas Buyer Inc
0.00%, 11/19/2027
(q),(r)
31 30
1 Month USD LIBOR + 4.50%
5.25%, 11/19/2027
(q)
105 105
1 Month USD LIBOR + 4.50%
5.25%, 11/19/2027
(q)
35 35
1 Month USD LIBOR + 4.50%
LEB Holdings USA Inc
4.74%, 09/25/2027
(q)
18 18
1 Month USD LIBOR + 4.00%
$ 188
Coal - 0.00%
Oxbow Carbon LLC
5.00%, 10/13/2025
(q)
30 30
1 Month USD LIBOR + 4.00%
Commercial Services - 0.12%
Cambium Learning Group Inc
4.72%, 12/18/2025
(q)
51 50
3 Month USD LIBOR + 4.50%
Employbridge LLC
5.50%, 04/18/2025
(q)
125 119
3 Month USD LIBOR + 4.50%
Kingpin Intermediate Holdings LLC
4.50%, 07/03/2024
(q)
400 370
3 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Mavis Tire Express Services Corp
0.00%, 03/20/2025
(q),(r)
$ 47 $ 47
1 Month USD LIBOR + 4.00%
PAE Holding Corp
5.25%, 10/14/2027
(q)
79 78
1 Month USD LIBOR + 4.50%
Travelport Finance Luxembourg Sarl
8.36%, 02/28/2025
(q)
279 269
1 Month USD LIBOR + 3.50%
$ 933
Computers - 0.08%
Ahead DB Holdings LLC
6.00%, 10/13/2027
(q)
63 60
1 Month USD LIBOR + 5.00%
Electronics For Imaging Inc
5.15%, 07/23/2026
(q)
371 315
3 Month USD LIBOR + 5.00%
Genuine Financial Holdings LLC
3.89%, 07/12/2025
(q)
109 102
3 Month USD LIBOR + 3.75%
Imprivata Inc
0.00%, 11/24/2027
(q),(r)
56 56
Netsmart Inc
6.25%, 09/29/2027
(q)
70 69
1 Month USD LIBOR + 3.50%
Redstone Buyer LLC
6.00%, 06/29/2027
(q)
31 31
1 Month USD LIBOR + 5.00%
$ 633
Diversified Financial Services - 0.01%
Citadel Securities LP
2.90%, 02/27/2026
(q)
24 24
1 Month USD LIBOR + 2.75%
Hudson River Trading LLC
3.15%, 02/18/2027
(q)
50 49
1 Month USD LIBOR + 3.00%
Jefferies Finance LLC
4.50%, 09/30/2027
(q)
8 8
1 Month USD LIBOR + 2.50%
$ 81
Electric - 0.02%
EFS Cogen Holdings I LLC
4.50%, 09/24/2027
(q)
89 89
1 Month USD LIBOR + 3.50%
PG&E Corp
5.50%, 06/23/2025
(q)
57 57
1 Month USD LIBOR + 4.50%
$ 146
Engineering & Construction - 0.01%
Tutor Perini Corp
4.50%, 08/13/2027
(q)
44 44
3 Month USD LIBOR + 4.75%
Entertainment - 0.03%
Deluxe Entertainment Services Group Inc
6.00%, PIK 1.50%, 03/25/2024
(f),(g),(p),(q)
102 97
1 Month USD LIBOR + 6.50%
7.00%, PIK 2.50%, 09/25/2024
(f),(g),(p),(q)
806 97
1 Month USD LIBOR + 8.50%
$ 194
Environmental Control - 0.00%
Packers Holdings
0.00%, 12/04/2024
(q),(r)
18 18
1 Month USD LIBOR + 2.75%
Food - 0.00%
Quirch Foods Co
6.74%, 10/19/2027
(q)
35 35
1 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(q)
$ 95 $ 95
1 Month USD LIBOR + 3.50%
Healthcare - Services - 0.05%
Air Methods Corp
4.50%, 04/12/2024
(q)
373 348
3 Month USD LIBOR + 3.50%
Cambrex Corp
0.00%, 12/04/2026
(q),(r)
63 63
1 Month USD LIBOR + 4.50%
Phoenix Guarantor Inc
4.24%, 03/05/2026
(q)
13 13
1 Month USD LIBOR + 5.50%
$ 424
Home Furnishings - 0.03%
Weber-Stephen Products LLC
4.00%, 10/20/2027
(q)
125 125
1 Month USD LIBOR + 3.00%
4.00%, 10/20/2027
(q)
138 137
1 Month USD LIBOR + 3.00%
Insurance - 0.03%
Alliant Holdings Intermediate LLC
4.26%, 10/08/2027
(q)
17 17
1 Month USD LIBOR + 3.75%
Sedgwick Claims Management Services Inc
5.25%, 09/03/2026
(q)
224 224
1 Month USD LIBOR + 2.50%
$ 241
Internet - 0.03%
Ancestry.com
0.00%, 11/24/2027
(q),(r)
67 67
CNT Holdings
7.50%, 12/16/2028
(q)
70 70
3 Month USD LIBOR + 3.75%
CNT Holdings I Corp
4.50%, 10/16/2027
(q)
61 60
1 Month USD LIBOR + 3.75%
$ 197
Leisure Products & Services - 0.04%
Carnival Corp
8.50%, 06/30/2025
(q)
40 41
1 Month USD LIBOR + 5.75%
Varsity Brands Holding Co Inc
4.50%, 12/16/2024
(q)
277 257
3 Month USD LIBOR + 3.50%
$ 298
Machinery - Diversified - 0.01%
Vertical US Newco
4.57%, 06/30/2027
(q)
60 60
3 Month USD LIBOR + 4.25%
Media - 0.12%
NEP Group Inc
3.40%, 10/20/2025
(q)
486 454
3 Month USD LIBOR + 5.75%
UPC Financing Partners
0.00%, 01/20/2029
(q),(r)
40 39
0.00%, 01/20/2029
(q),(r)
40 39
Virgin Media Bristol LLC
0.00%, 01/31/2029
(q),(r)
91 90
1 Month USD LIBOR + 2.75%
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 235 280
3 Month Euro Interbank Offered Rate +
2.50%
$ 902
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.00%
Gavilan Resources LLC
0.00%, 03/01/2024
(d),(f),(g),(q)
$ 680 $ —
3 Month USD LIBOR + 6.00%
Oil & Gas Services - 0.01%
ChampionX Holding Inc
6.02%, 06/03/2027
(q)
14 14
1 Month USD LIBOR + 5.00%
Lealand Finance Co BV
3.15%, 06/28/2024
(q)
44 35
1 Month USD LIBOR + 3.50%
$ 49
Packaging & Containers - 0.02%
Charter Nex Films
0.00%, 11/24/2027
(q),(r)
43 43
Graham Packaging Co Inc
4.50%, 08/06/2027
(q)
50 50
1 Month USD LIBOR + 3.75%
Proampac PG Borrower LLC
5.01%, 11/20/2025
(q)
86 85
1 Month USD LIBOR + 5.25%
$ 178
Pharmaceuticals - 0.01%
Milano Acquisition Corp
4.75%, 08/17/2027
(q)
106 105
1 Month USD LIBOR + 4.25%
Real Estate - 0.00%
Toys R Us Property Co I LLC
0.00%, PIK 12.50%, 02/04/2024
(d),(p),(q)
7 7
Retail - 0.09%
Harbor Freight Tools USA Inc
4.00%, 10/20/2027
(q)
87 86
1 Month USD LIBOR + 3.25%
IRB Holding Corp
0.00%, 11/19/2027
(q),(r)
145 144
1 Month USD LIBOR + 3.25%
0.00%, 11/19/2027
(q),(r)
114 113
1 Month USD LIBOR + 3.25%
KPAE Finance Sub Inc
4.98%, 10/26/2027
(q)
17 17
1 Month USD LIBOR + 4.50%
LS Group OpCo Acquistion LLC
4.25%, 10/26/2027
(q)
104 103
1 Month USD LIBOR + 5.00%
Mattress Firm Inc
0.00%, 11/24/2027
(q),(r)
61 60
1 Month USD LIBOR + 3.75%
Michaels Stores Inc
4.25%, 09/17/2027
(q)
66 65
1 Month USD LIBOR + 2.75%
White Cap Buyer LLC
4.50%, 10/08/2027
(q)
138 137
1 Month USD LIBOR + 3.25%
$ 725
Shipbuilding - 0.01%
MHI Holdings LLC
0.00%, 09/21/2026
(q),(r)
41 41
1 Month USD LIBOR + 5.00%
Software - 0.11%
Camelot Finance
4.00%, 10/30/2026
(q)
29 29
1 Month USD LIBOR + 3.00%
GlobalLogic Holdings Inc
4.50%, 08/23/2027
(q)
82 82
1 Month USD LIBOR + 3.75%
Greeneden US Holdings II LLC
0.00%, 10/08/2027
(q),(r)
78 78
1 Month USD LIBOR + 4.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Ivanti Software
0.00%, 11/22/2027
(q),(r)
$ 81 $ 80
Mitchell International Inc
4.75%, 12/01/2024
(q)
90 88
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
4.25%, 04/24/2022
(q)
466 419
3 Month USD LIBOR + 3.00%
Symplr Software
0.00%, 11/23/2027
(q),(r)
60 59
Ultimate Software Group Inc/The
4.75%, 05/04/2026
(q)
45 45
1 Month USD LIBOR + 3.75%
$ 880
Telecommunications - 0.03%
LogMeIn Inc
4.89%, 08/14/2027
(q)
230 227
1 Month USD LIBOR + 4.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 9,555
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 20.27%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 19.77%
0.13%, 06/30/2022
(o)
$ 2,773 $ 2,773
0.25%, 06/15/2023
(o)
17,829 17,866
0.25%, 09/30/2025
(o)
7,578 7,542
0.38%, 09/30/2027
(o)
10,570 10,413
1.13%, 08/15/2040
(o)
7,844 7,528
1.25%, 10/31/2021
(o)
20,120 20,327
1.88%, 03/31/2022
(o)
18,234 18,657
2.13%, 05/15/2022 23,265 23,938
2.50%, 01/15/2022
(o)
26,693 27,404
2.50%, 02/15/2022
(o)
18,234 18,760
$ 155,208
U.S. Treasury Bill - 0.50%
0.09%, 10/07/2021
(s)
1,305 1,304
0.12%, 06/17/2021
(s)
1,315 1,314
0.12%, 11/04/2021
(s)
1,300 1,299
$ 3,917
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 159,125
REPURCHASE AGREEMENTS - 11.35%
Maturity
Amount (000's) Value (000's)
Banks - 11.35%
Merrill Lynch Repurchase Agreement on
securities sold short; 0.00% traded 03/18/2020
(collateralized by Turkey Government
International Bond; $721,823; 11.88%; dated
01/15/30)
(d),(t)
$ 631 $ 631
Merrill Lynch Repurchase Agreement on
securities sold short; 0.01% traded 11/30/2020
maturing 12/02/2020 (collateralized by United
States Treasury Note/Bond; $3,999,340;
1.25%; dated 05/15/50)
3,980 3,980
Merrill Lynch Repurchase Agreement on
securities sold short; 0.03% traded 11/30/2020
maturing 12/02/2020 (collateralized by United
States Treasury Note/Bond; $3,627,240;
0.63%; dated 08/15/30)
3,623 3,623
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 11/30/2020
maturing 12/02/2020 (collateralized by United
States Treasury Note/Bond; $21,008,567;
1.13%; dated 02/28/22)
20,996 20,996
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 11/30/2020
maturing 12/02/2020 (collateralized by United
States Treasury Note/Bond; $18,846,411;
2.25%; dated 02/15/37)
18,842 18,842
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 11/30/2020
maturing 12/02/2020 (collateralized by United
States Treasury Note/Bond; $29,976,014;
0.13%; dated 09/30/22)
$ 29,979 $ 29,979
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 11/30/2020
maturing 12/02/2020 (collateralized by United
States Treasury Inflation Indexed Bonds;
$8,117,927 ; 0.13%; dated 10/15/25)
8,106 8,106
Merrill Lynch Repurchase Agreement on
securities sold short; (0.30)% traded
03/18/2020 (collateralized by Republic of
South Africa Government International Bond;
$3,252,871; 4.85%; dated 09/27/27)
(t)
2,949 2,956
$ 89,113
TOTAL REPURCHASE AGREEMENTS $ 89,113
TOTAL PURCHASED OPTIONS - 0.13% $ 1,035
Total Investments $ 974,803
Other Assets and Liabilities -  (24.20)% (189,887)
TOTAL NET ASSETS - 100.00% $ 784,916
(a) Current yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $103,488 or
13.18% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5,034 or 0.64%
of net assets.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $151,783 or 19.34% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security purchased on a when-issued basis.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $137,480 or 17.52% of net assets.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

(r) This Senior Floating Rate Note will settle after November 30, 2020, at which time the interest rate will be determined.
(s) Rate shown is the discount rate of the original purchase.
(t) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 31.10%
Financial 19.79%
Money Market Funds 11.85%
Consumer, Non-cyclical 10.83%
Industrial 8.25%
Consumer, Cyclical 7.81%
Communications 6.91%
Asset Backed Securities 6.84%
Mortgage Securities 6.53%
Technology 6.39%
Energy 3.13%
Basic Materials 2.95%
Utilities 1.61%
Purchased Options 0.13%
Investment Companies 0.08%
Investments Sold Short (27.26)%
Other Assets and Liabilities
3.06%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 89,036 $ 194,569 $ 210,914 $ 72,691
$ 89,036 $ 194,569 $ 210,914 $ 72,691
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series E   0.00% 06/24/2015 $ 157 $ 137 0.02%
Element Comm Aviation 06/15/2015 2,800 342 0.04%
Forward Venture Services LLC   0.00% 11/20/2014 102 294 0.04%
Jand Inc 04/23/2015 19 39 0.01%
Jand Inc   0.00% 04/23/2015 43 88 0.01%
Marklogic - Escrow   0.00% 11/10/2020 4 4 0.00%
Veracode Inc   0.00% 04/18/2017 24 4 0.00%
WE Company Common Class A 12/08/2014 6 2 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 38 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 30 0.00%
Total $ 978 0.13%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - SPDR Gold Shares ETP N/A 22 $ 2 $ 200.00 01/24/2022 $ 28 $ 12 $ (16)
Call - Coca-Cola Co/The N/A 111 11 $ 47.50 12/21/2020 31 47 16
Put - iShares Russell 2000 ETF N/A 62 6 $ 145.00 12/21/2020 40 — (40)
Put - iShares Russell 2000 ETF N/A 62 6 $ 137.00 12/21/2020 29 — (29)
Put - S&P 500 Index N/A 34 3 $ 3,150.00 03/22/2021 553 168 (385)
Put - S&P 500 Index N/A 48 5 $ 3,100.00 12/21/2020 385 12 (373)
Put - S&P 500 Index N/A 16 2 $ 3,250.00 06/21/2021 214 186 (28)
Put - SPDR S&P 500 ETF Trust N/A 21 2 $ 296.00 12/21/2020 15 — (15)
Put - SPDR S&P 500 ETF Trust N/A 21 2 $ 313.00 12/21/2020 23 1 (22)
Call - EUR versus USD Barclays Bank PLC 1 EUR 5,000 EUR 1.20 02/15/2021 41 63 22
Call - EUR versus USD Citigroup Inc 1 2,775 EUR 1.18 12/11/2020 24 57 33
Call - EUR versus USD Goldman Sachs & Co 1 2,775 EUR 1.20 02/08/2021 32 39 7
Call - EUR versus ZAR Citigroup Inc 1 1,839 EUR 19.30 04/01/2021 50 52 2
Call - GBP versus USD Barclays Bank PLC 1 GBP 1,785 GBP 1.30 12/15/2020 7 23 16
Call - USD versus KRW Goldman Sachs & Co 1 $ 1,388 $ 1,260.00 12/08/2020 15 — (15)
Call - USD versus KRW Goldman Sachs & Co 1 1,665 $ 1,210.00 12/18/2020 17 — (17)
Call - USD versus MXN UBS AG 1 2,756 $ 21.00 02/16/2021 49 39 (10)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus MXN JPMorgan Chase 1 $ 918 $ 21.00 02/08/2021 $ 15 $ 12 $ (3)
Call - USD versus MXN UBS AG 1 612 $ 21.00 02/16/2021 12 9 (3)
Put - EUR versus JPY Goldman Sachs & Co 1 EUR 1,388 EUR 122.00 12/21/2020 22 1 (21)
Put - EUR versus JPY Barclays Bank PLC 1 2,775 EUR 122.50 12/17/2020 33 3 (30)
Put - GBP versus USD Barclays Bank PLC 1 GBP 1,800 GBP 1.33 12/15/2020 15 16 1
Put - USD versus BRL BNP Paribas 1 $ 4,245 $ 5.15 01/20/2021 135 47 (88)
Put - USD versus BRL BNP Paribas 1 1,530 $ 5.15 01/20/2021 18 17 (1)
Put - USD versus CLP Morgan Stanley & Co 1 2,058 $ 740.00 12/04/2020 13 — (13)
Put - USD versus IDR Standard Chartered Hong
Kong
1 1,224 $ 14,000.00 02/12/2021 18 10 (8)
Put - USD versus IDR Morgan Stanley & Co 1 3,978 $ 14,350.00 02/05/2021 71 81 10
Put - USD versus IDR JPMorgan Chase 1 3,060 $ 14,200.00 02/02/2021 47 43 (4)
Put - USD versus INR UBS AG 1 5,179 $ 73.75 01/08/2021 18 24 6
Put - USD versus INR JPMorgan Chase 1 4,267 $ 73.70 01/19/2021 16 21 5
Put - USD versus INR Nomura Securities 1 2,754 $ 73.75 01/08/2021 14 13 (1)
Put - USD versus TRY JPMorgan Chase 1 2,142 $ 7.62 02/12/2021 54 25 (29)
Put - 90 Day Eurodollar Future;
December 2020
N/A 306 765 $ 99.75 12/15/2020 20 10 (10)
Put - 90 Day Eurodollar Future;
December 2020
N/A 306 765 $ 99.50 12/15/2020 3 2 (1)
Put - 90 Day Eurodollar Future;
December 2022
N/A 279 698 $ 99.63 12/14/2020 41 2 (39)
Total $ 2,118 $ 1,035 $ (1,083)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Activision Blizzard Inc N/A 1 $ — $ 90.00 12/21/2020 $ — $ — $ —
Call - Applied Materials Inc N/A 2 — $ 70.00 12/21/2020 (1) (3) (2)
Call - Best Buy Co Inc N/A 1 — $ 130.00 12/21/2020 — — —
Call - Bristol-Myers Squibb Co N/A 1 — $ 65.00 12/21/2020 — — —
Call - Coca-Cola Co/The N/A 111 11 $ 57.50 12/21/2020 (4) — 4
Call - Comcast Corp N/A 3 — $ 47.50 12/21/2020 (1) (1) —
Call - CSX Corp N/A 1 — $ 87.50 12/21/2020 — — —
Call - DR Horton Inc N/A 1 — $ 85.00 12/21/2020 — — —
Call - eBay Inc N/A 1 — $ 60.00 12/21/2020 — — —
Call - Enterprise Products Partners
LP
N/A 3 — $ 19.00 12/21/2020 — — —
Call - EOG Resources Inc N/A 2 — $ 45.00 12/21/2020 (1) (1) —
Call - Fidelity National Information
Services Inc
N/A 1 — $ 155.00 12/21/2020 — — —
Call - Global Payments Inc N/A 1 — $ 200.00 12/21/2020 — — —
Call - Intel Corp N/A 2 — $ 60.00 12/21/2020 — — —
Call - Kroger Co/The N/A 3 — $ 38.00 12/21/2020 — — —
Call - Lowe's Cos Inc N/A 1 — $ 195.00 12/21/2020 — — —
Call - Masco Corp N/A 3 — $ 65.00 12/21/2020 — — —
Call - MetLife Inc N/A 2 — $ 45.00 12/21/2020 — — —
Call - Morgan Stanley N/A 2 — $ 55.00 12/21/2020 — (1) (1)
Call - Newmont Corp N/A 1 — $ 70.00 12/21/2020 — — —
Call - Nexstar Media Group Inc N/A 1 — $ 100.00 12/21/2020 (1) (1) —
Call - Oracle Corp N/A 2 — $ 65.00 12/21/2020 — — —
Call - Philip Morris International
Inc
N/A 1 — $ 85.00 12/21/2020 — — —
Call - QUALCOMM Inc N/A 1 — $ 145.00 12/21/2020 (1) (1) —
Call - Teradyne Inc N/A 1 — $ 100.00 12/21/2020 — (1) (1)
Call - Vistra Corp N/A 1 — $ 21.00 12/21/2020 — — —
Put - Coca-Cola Co/The N/A 111 11 $ 37.50 12/21/2020 (8) — 8
Put - S&P 500 Index N/A 16 2 $ 2,975.00 06/21/2021 (134) (114) 20
Put - S&P 500 Index N/A 34 3 $ 2,875.00 03/22/2021 (348) (85) 263
Call - EUR versus JPY Barclays Bank PLC 1 EUR 2,775 EUR 128.50 02/17/2021 (28) (9) 19
Put - EUR versus PLN JPMorgan Chase 1 2,678 EUR 4.48 02/15/2021 (32) (34) (2)
Put - EUR versus USD Barclays Bank PLC 1 5,000 EUR 1.16 02/15/2021 (32) (13) 19
Put - USD versus IDR Morgan Stanley & Co 1 $ 3,978 $ 13,800.00 02/05/2021 (17) (16) 1
Put - USD versus IDR JPMorgan Chase 1 3,060 $ 13,800.00 02/02/2021 (16) (12) 4
Put - USD versus MXN BNP Paribas 1 1,225 $ 20.60 02/08/2021 (26) (40) (14)
Put - USD versus MXN JPMorgan Chase 1 612 $ 20.00 02/08/2021 (10) (10) —
Put - USD versus ZAR Morgan Stanley & Co 1 1,544 $ 16.00 02/16/2021 (33) (68) (35)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
December 2020
N/A 612 $ 1,530 $ 99.63 12/15/2020 $ (11) $ (4) $ 7
Total $ (704) $ (414) $ 290
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2021 Long 196 $ 48,882 $ (6)
90 Day Eurodollar; March 2022 Long 454 113,233 64
90 Day Eurodollar; March 2023 Short 454 113,148 (71)
90 Day Short Sterling; December 2021 Long 215 35,830 15
Australia 10 Year Bond; December 2020 Long 40 4,367 (9)
Brent Crude; February 2021
(a)
Short 14 670 (53)
CAC40 Index; December 2020 Short 16 1,051 3
Canada 10 Year Bond; March 2021 Long 102 11,690 10
Cocoa; March 2021
(a)
Long 8 198 23
Coffee 'C'; March 2021
(a)
Short 9 416 (51)
Corn; March 2021
(a)
Long 65 1,385 52
Cotton No.2; March 2021
(a)
Long 13 469 10
DAX Index; December 2020 Short 3 1,193 (6)
DJ Euro Stoxx 50; December 2020 Short 25 1,045 (133)
DJ Euro Stoxx 50; December 2020 Short 255 10,661 (589)
Dollar Index; December 2020 Short 8 735 —
E-Mini DJIA Index; December 2020 Long 27 4,000 163
Euribor; December 2021 Long 143 42,879 2
Euro Bond 10 Year Bond; December 2020 Long 37 7,735 8
Euro Bond 10 Year Bond; December 2020 Short 20 4,181 (1)
Euro Buxl 30 Year Bond; December 2020 Short 4 1,081 (4)
Euro Schatz; December 2020 Long 106 14,203 5
Euro-Bobl 5 Year; December 2020 Long 106 17,120 33
FTSE100 Index; December 2020 Short 65 5,453 (69)
FTSE100 Index; December 2020 Short 43 3,607 (151)
Gasoline RBOB; January 2021
(a)
Long 1 52 3
Gold 100 oz; February 2021
(a)
Long 2 356 (6)
Hang Seng Index; December 2020 Short 4 682 9
Japan 10 Year Bond TSE; December 2020 Short 9 13,106 (8)
Japan Topix Index; December 2020 Long 16 2,690 216
Japan Topix Index; December 2020 Short 3 504 (45)
KC HRW Wheat; March 2021
(a)
Long 25 684 (29)
LME Copper; December 2020
(a)
Short — — 152
LME Copper; March 2021
(a)
Long 19 3,602 361
LME PRI Alum; December 2020
(a)
Short — — 7
LME PRI Alum; March 2021
(a)
Long 22 1,125 124
LME Zinc; December 2020
(a)
Short — — 86
LME Zinc; March 2021
(a)
Long 13 908 63
Low Sulphur Gasoline; January 2021
(a)
Short 25 975 (80)
Mini Japan 10 Year Bond; December 2020 Short 15 2,184 —
Nasdaq 100 E-Mini; December 2020 Long 8 1,964 41
Natural Gas; January 2021
(a)
Short 39 1,124 3
Nikkei 225 OSE; December 2020 Short 2 507 (65)
Nikkei 225 OSE; December 2020 Long 27 6,843 513
NY Harb ULSD; January 2021
(a)
Short 16 922 (82)
Russell 2000 Emini; December 2020 Long 50 4,550 162
Russell 2000 Emini; December 2020 Short 226 20,567 (3,622)
S&P 500 Emini; December 2020 Short 41 7,428 (560)
S&P 500 Emini; December 2020 Long 31 5,616 91
S&P 500 Emini; December 2020 Short 2 362 (30)
S&P Mid 400 Emini; December 2020 Short 5 1,084 (159)
S&P/TSX 60 Index; December 2020 Short 7 1,103 (66)
Silver; March 2021
(a)
Long 4 452 (18)
Soybean Meal; March 2021
(a)
Long 17 662 (5)
Soybean Oil; March 2021
(a)
Long 15 335 (4)
Soybean; March 2021
(a)
Long 36 2,105 226
Sugar #11; March 2021
(a)
Long 36 585 42
UK 10 Year Gilt; March 2021 Long 43 7,693 2
US 10 Year Note; March 2021 Long 23 3,178 3
US 10 Year Note; March 2021 Long 73 10,087 15

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Ultra Note; March 2021 Short 2 $ 314 $ (1)
US 2 Year Note; March 2021 Short 124 27,386 (9)
US 2 Year Note; March 2021 Long 168 37,103 14
US 5 Year Note; March 2021 Long 71 8,948 10
US 5 Year Note; March 2021 Long 55 6,932 6
US Long Bond; March 2021 Short 9 1,574 (2)
US Ultra Bond; March 2021 Short 16 3,457 (1)
Wheat; March 2021
(a)
Long 28 819 (26)
WTI Crude; January 2021
(a)
Short 22 997 (81)
Total $ (3,505)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/01/2020 EUR 3,366 HUF 1,217,415 $ — $ (33)
Bank of America NA 12/01/2020 HUF 1,209,649 EUR 3,366 9 (2)
Bank of America NA 12/02/2020 BRL 8,865 $ 1,592 62 —
Bank of America NA 12/02/2020 EUR 797 ZAR 15,329 — (39)
Bank of America NA 12/02/2020 ZAR 4,629 EUR 251 — (1)
Bank of America NA 12/02/2020 ZAR 19,126 $ 1,222 13 —
Bank of America NA 12/02/2020 $ 1,222 ZAR 19,817 — (57)
Bank of America NA 12/02/2020 $ 1,592 BRL 8,553 6 (10)
Bank of America NA 12/03/2020 ZAR 8,924 $ 572 5 —
Bank of America NA 12/03/2020 $ 572 ZAR 9,596 — (48)
Bank of America NA 12/04/2020 AUD 833 $ 614 — (3)
Bank of America NA 12/04/2020 COP 13,161,688 $ 3,484 174 —
Bank of America NA 12/04/2020 EUR 1,110 $ 1,330 — (6)
Bank of America NA 12/04/2020 EUR 555 SEK 5,680 — —
Bank of America NA 12/04/2020 JPY 233,735 $ 2,220 19 —
Bank of America NA 12/04/2020 MXN 58,096 $ 2,787 89 (2)
Bank of America NA 12/04/2020 SEK 5,645 EUR 555 — (4)
Bank of America NA 12/04/2020 $ 460 MXN 9,746 — (22)
Bank of America NA 12/04/2020 $ 3,485 COP 12,938,106 — (112)
Bank of America NA 12/04/2020 $ 1,314 EUR 1,110 — (10)
Bank of America NA 12/04/2020 $ 1,144 NZD 1,665 — (23)
Bank of America NA 12/04/2020 $ 606 AUD 833 — (5)
Bank of America NA 12/07/2020 IDR 17,457,912 $ 1,224 13 (2)
Bank of America NA 12/07/2020 PEN 16,544 $ 4,590 2 (5)
Bank of America NA 12/07/2020 $ 4,590 PEN 16,552 1 —
Bank of America NA 12/07/2020 $ 1,224 IDR 17,852,040 — (39)
Bank of America NA 12/11/2020 EUR 555 $ 665 — (3)
Bank of America NA 12/11/2020 $ 1,662 EUR 1,388 7 —
Bank of America NA 12/11/2020 $ 1,110 CAD 1,438 2 —
Bank of America NA 12/14/2020 CLP 1,875,505 $ 2,448 20 (5)
Bank of America NA 12/14/2020 COP 2,235,024 $ 612 9 —
Bank of America NA 12/14/2020 THB 121,189 $ 3,932 74 —
Bank of America NA 12/14/2020 TRY 3,808 $ 489 — (4)
Bank of America NA 12/14/2020 $ 2,448 CLP 1,865,131 — (2)
Bank of America NA 12/14/2020 $ 490 TRY 3,803 5 —
Bank of America NA 12/14/2020 $ 3,876 THB 121,189 — (131)
Bank of America NA 12/15/2020 CNY 46,601 $ 7,010 60 —
Bank of America NA 12/15/2020 TRY 2,282 $ 285 6 —
Bank of America NA 12/15/2020 $ 11,019 CNY 74,997 — (360)
Bank of America NA 12/15/2020 $ 292 TRY 2,282 2 —
Bank of America NA 12/16/2020 GBP 4,718 $ 6,248 42 —
Bank of America NA 12/16/2020 EUR 850 $ 1,008 6 —
Bank of America NA 12/16/2020 INR 340,994 $ 4,583 16 —
Bank of America NA 12/16/2020 IDR 14,953,514 $ 1,021 36 (1)
Bank of America NA 12/16/2020 JPY 90,276 $ 850 15 —
Bank of America NA 12/16/2020 KRW 3,162,573 $ 2,771 80 —
Bank of America NA 12/16/2020 $ 850 JPY 89,597 — (9)
Bank of America NA 12/16/2020 $ 1,002 EUR 850 — (12)
Bank of America NA 12/16/2020 $ 4,794 GBP 3,611 2 (20)
Bank of America NA 12/16/2020 $ 3,885 KRW 4,490,278 — (169)
Bank of America NA 12/16/2020 $ 1,689 INR 125,181 3 (2)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/16/2020 $ 1,021 IDR 15,041,685 $ — $ (41)
Bank of America NA 12/17/2020 COP 4,734,111 $ 1,242 75 —
Bank of America NA 12/17/2020 EUR 1,365 $ 1,618 11 —
Bank of America NA 12/17/2020 EUR 4,224 HUF 1,540,698 — (86)
Bank of America NA 12/17/2020 HUF 1,509,576 EUR 4,224 4 (20)
Bank of America NA 12/17/2020 INR 58,438 $ 792 — (4)
Bank of America NA 12/17/2020 IDR 14,490,154 $ 967 56 —
Bank of America NA 12/17/2020 JPY 222,847 $ 2,117 22 (3)
Bank of America NA 12/17/2020 ZAR 16,947 $ 999 94 —
Bank of America NA 12/17/2020 $ 967 IDR 14,490,154 — (56)
Bank of America NA 12/17/2020 $ 1,241 COP 4,780,823 — (88)
Bank of America NA 12/17/2020 $ 999 ZAR 16,705 — (78)
Bank of America NA 12/17/2020 $ 1,505 JPY 159,235 — (21)
Bank of America NA 12/17/2020 $ 891 EUR 753 — (7)
Bank of America NA 12/18/2020 AUD 15,932 $ 11,554 143 (5)
Bank of America NA 12/18/2020 GBP 11,828 $ 15,457 320 (5)
Bank of America NA 12/18/2020 CAD 2,728 $ 2,069 33 —
Bank of America NA 12/18/2020 EUR 20,204 $ 23,873 241 (3)
Bank of America NA 12/18/2020 IDR 10,810,980 $ 765 — (2)
Bank of America NA 12/18/2020 JPY 2,567,823 $ 24,568 81 (36)
Bank of America NA 12/18/2020 MXN 72,027 $ 3,318 235 —
Bank of America NA 12/18/2020 NZD 10,390 $ 7,073 211 —
Bank of America NA 12/18/2020 CHF 8,750 $ 9,593 50 (5)
Bank of America NA 12/18/2020 $ 6,650 GBP 5,121 — (179)
Bank of America NA 12/18/2020 $ 15,383 EUR 13,055 — (200)
Bank of America NA 12/18/2020 $ 3,183 NZD 4,816 — (193)
Bank of America NA 12/18/2020 $ 6,202 AUD 8,675 — (164)
Bank of America NA 12/18/2020 $ 2,338 CAD 3,071 — (25)
Bank of America NA 12/18/2020 $ 1,422 INR 106,267 — (11)
Bank of America NA 12/18/2020 $ 1,027 MXN 21,952 1 (59)
Bank of America NA 12/18/2020 $ 13,562 JPY 1,423,769 1 (85)
Bank of America NA 12/18/2020 $ 7,187 CHF 6,550 — (27)
Bank of America NA 12/21/2020 EUR 1,775 HUF 641,288 — (16)
Bank of America NA 12/21/2020 HUF 639,462 EUR 1,775 10 —
Bank of America NA 12/21/2020 IDR 16,975,546 $ 1,138 60 —
Bank of America NA 12/21/2020 $ 1,138 IDR 17,100,244 — (68)
Bank of America NA 12/22/2020 CLP 1,136,172 $ 1,488 4 —
Bank of America NA 12/22/2020 $ 1,489 CLP 1,149,562 — (22)
Bank of America NA 12/23/2020 $ 490 TRY 3,766 12 —
Bank of America NA 12/23/2020 $ 306 IDR 4,356,216 — (1)
Bank of America NA 12/24/2020 COP 1,108,791 $ 306 2 —
Bank of America NA 12/24/2020 $ 918 COP 3,366,306 — (18)
Bank of America NA 12/28/2020 EUR 1,342 TRY 12,381 33 —
Bank of America NA 12/28/2020 MXN 63,529 $ 2,949 187 —
Bank of America NA 12/28/2020 TRY 12,552 EUR 1,341 4 (15)
Bank of America NA 12/28/2020 $ 2,845 MXN 63,529 — (291)
Bank of America NA 12/28/2020 $ 20 TRY 171 — (1)
Bank of America NA 01/05/2021 MXN 12,602 $ 569 53 —
Bank of America NA 01/05/2021 $ 589 BRL 3,174 — (4)
Bank of America NA 01/05/2021 $ 569 MXN 12,145 — (30)
Bank of America NA 01/06/2021 CNY 8,101 $ 1,220 7 —
Bank of America NA 01/06/2021 INR 67,640 $ 890 20 —
Bank of America NA 01/06/2021 $ 890 INR 66,265 — (2)
Bank of America NA 01/06/2021 $ 1,221 CNY 8,688 — (96)
Bank of America NA 01/07/2021 CNY 10,071 $ 1,477 49 —
Bank of America NA 01/07/2021 PEN 16,549 $ 4,590 4 —
Bank of America NA 01/07/2021 $ 1,476 CNY 10,482 — (111)
Bank of America NA 01/11/2021 INR 106,615 $ 1,439 — (5)
Bank of America NA 01/11/2021 $ 4,028 INR 300,152 4 (14)
Bank of America NA 01/12/2021 THB 9,001 $ 294 4 —
Bank of America NA 01/12/2021 $ 285 THB 9,001 — (13)
Bank of America NA 01/15/2021 EUR 555 SEK 5,647 4 —
Bank of America NA 01/15/2021 JPY 371,444 $ 3,576 — (14)
Bank of America NA 01/19/2021 IDR 11,919,412 $ 797 42 —
Bank of America NA 01/19/2021 $ 797 IDR 11,395,363 — (4)
Bank of America NA 01/20/2021 CLP 976,026 $ 1,245 39 —
Bank of America NA 01/20/2021 COP 1,690,158 $ 455 14 —
Bank of America NA 01/20/2021 $ 1,814 CLP 1,417,909 — (51)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 01/20/2021 $ 455 COP 1,700,809 $ — $ (17)
Bank of America NA 01/21/2021 BRL 3,934 $ 734 1 (1)
Bank of America NA 01/21/2021 $ 734 BRL 3,981 — (8)
Bank of America NA 01/25/2021 EUR 793 TRY 7,859 — (39)
Bank of America NA 01/25/2021 TRY 8,088 EUR 793 68 —
Bank of America NA 01/25/2021 TRY 7,605 $ 920 35 —
Bank of America NA 01/25/2021 $ 955 TRY 7,835 — (28)
Bank of America NA 01/27/2021 PLN 12,174 EUR 2,678 47 —
Bank of America NA 01/27/2021 $ 366 ARS 34,043 — (5)
Bank of America NA 02/04/2021 IDR 5,196,720 $ 367 — (2)
Bank of America NA 02/04/2021 $ 367 IDR 5,205,161 1 —
Bank of America NA 02/12/2021 TRY 6,800 $ 857 — (9)
Bank of America NA 02/12/2021 $ 857 TRY 6,734 17 —
Bank of America NA 02/16/2021 EUR 1,190 PLN 5,345 — (3)
Bank of America NA 02/16/2021 PLN 5,368 EUR 1,190 9 —
Bank of America NA 02/16/2021 $ 122 IDR 1,744,934 — —
Bank of America NA 02/18/2021 CNY 28,572 $ 4,325 — (10)
Bank of America NA 02/18/2021 $ 4,290 CNY 28,572 — (25)
Bank of America NA 02/26/2021 $ 918 PHP 44,252 1 —
Bank of America NA 03/16/2021 MXN 32,213 $ 1,422 154 —
Bank of America NA 03/16/2021 $ 2,901 MXN 63,105 — (188)
Bank of America NA 03/29/2021 MXN 64,192 $ 2,845 292 —
Bank of America NA 03/29/2021 $ 2,950 MXN 64,191 — (188)
Bank of America NA 03/31/2021 EUR 1,408 HUF 503,702 7 —
Bank of America NA 03/31/2021 HUF 515,849 EUR 1,407 34 —
Bank of America NA 03/31/2021 $ 36 HUF 12,147 — (4)
Bank of America NA 04/05/2021 THB 18,069 $ 591 6 —
Bank of America NA 04/05/2021 $ 569 THB 18,069 — (28)
Bank of America NA 04/06/2021 ZAR 10,232 EUR 546 — (2)
Bank of America NA 04/27/2021 COP 15,551,057 $ 4,146 160 —
Bank of America NA 04/27/2021 $ 4,053 COP 15,551,057 — (251)
Bank of America NA 05/03/2021 $ 3,065 MXN 66,941 — (194)
Bank of America NA 05/05/2021 $ 4,590 PEN 16,564 — (7)
Bank of America NA 05/06/2021 $ 1,530 MXN 32,742 — (63)
Bank of America NA 05/10/2021 $ 1,530 MXN 32,305 — (41)
Bank of America NA 06/01/2021 MXN 32,249 $ 1,430 135 —
Bank of America NA 06/01/2021 $ 1,486 MXN 32,249 — (79)
Bank of America NA 06/14/2021 MXN 32,550 $ 1,478 98 —
Bank of America NA 06/14/2021 $ 1,423 MXN 32,550 — (155)
Bank of America NA 08/03/2021 MXN 67,668 $ 3,065 195 —
Bank of America NA 08/20/2021 CNY 30,388 $ 4,290 242 —
Bank of America NA 08/20/2021 $ 4,540 CNY 30,388 9 —
Bank of America NA 09/01/2021 MXN 84,927 $ 3,718 359 —
Bank of America NA 09/01/2021 $ 3,753 MXN 84,927 — (324)
Bank of America NA 09/07/2021 MXN 66,212 $ 2,907 270 —
Bank of America NA 09/07/2021 $ 2,978 MXN 66,211 — (199)
Bank of America NA 09/14/2021 MXN 31,562 $ 1,422 91 —
Bank of America NA 11/08/2021 MXN 33,466 $ 1,530 64 —
Bank of America NA 11/09/2021 MXN 33,005 $ 1,530 42 —
Bank of New York Mellon 12/02/2020 $ 3,558 EUR 3,000 — (21)
Bank of New York Mellon 12/15/2020 ZAR 24,721 $ 1,542 52 —
Bank of New York Mellon 12/15/2020 $ 3,330 ZAR 54,369 — (176)
Bank of New York Mellon 12/16/2020 GBP 2,475 $ 3,173 127 —
Bank of New York Mellon 12/16/2020 EUR 1,075 $ 1,264 19 —
Bank of New York Mellon 12/16/2020 JPY 59,000 $ 564 1 (1)
Bank of New York Mellon 12/16/2020 $ 841 SEK 7,350 — (17)
Bank of New York Mellon 12/16/2020 $ 6,643 JPY 704,600 — (109)
Bank of New York Mellon 12/16/2020 $ 9,493 EUR 8,011 — (67)
Bank of New York Mellon 12/16/2020 $ 596 HKD 4,625 — —
Bank of New York Mellon 12/16/2020 $ 578 CHF 525 1 —
Bank of New York Mellon 12/16/2020 $ 271 NOK 2,450 — (4)
Bank of New York Mellon 12/16/2020 $ 3,792 GBP 2,905 — (82)
Bank of New York Mellon 01/19/2021 $ 4,005 GBP 3,100 — (130)
Bank of New York Mellon 03/10/2021 $ 2,785 EUR 2,350 — (25)
Barclays Bank PLC 12/16/2020 MYR 7,042 $ 1,684 47 —
Barclays Bank PLC 12/16/2020 $ 1,684 MYR 7,011 — (39)
Barclays Bank PLC 01/25/2021 $ 292 EUR 245 — (1)
Deutsche Bank AG 01/29/2021 $ 378 GBP 291 — (10)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 12/16/2020 EUR 1,625 $ 1,931 $ 8 $ —
Goldman Sachs & Co 12/16/2020 $ 1,227 GBP 941 — (28)
Goldman Sachs & Co 01/13/2021 $ 2,593 BRL 14,000 — (19)
Goldman Sachs & Co 01/13/2021 $ 1,432 MXN 29,200 — (7)
HSBC Securities Inc 12/16/2020 EUR 2,359 $ 2,806 10 (1)
HSBC Securities Inc 12/16/2020 $ 8,540 EUR 7,202 5 (61)
HSBC Securities Inc 01/13/2021 BRL 14,000 $ 2,591 21 —
HSBC Securities Inc 01/13/2021 INR 570,000 $ 7,617 50 —
HSBC Securities Inc 01/13/2021 MXN 4,000 $ 199 — (2)
HSBC Securities Inc 01/13/2021 $ 3,059 ZAR 47,500 8 —
HSBC Securities Inc 02/16/2021 $ 82 EUR 70 — (1)
JPMorgan Chase 12/16/2020 $ 2,944 GBP 2,240 — (43)
JPMorgan Chase 12/16/2020 $ 8,286 EUR 7,006 — (74)
JPMorgan Chase 01/13/2021 PLN 14,500 $ 3,845 21 —
JPMorgan Chase 01/13/2021 TRY 19,800 $ 2,525 — (29)
JPMorgan Chase 01/13/2021 $ 2,466 TRY 19,800 — (29)
Merrill Lynch 01/25/2021 $ 405 CAD 530 — (4)
Merrill Lynch 01/25/2021 $ 226 EUR 190 — (1)
Morgan Stanley & Co 12/16/2020 CNY 10,075 $ 1,509 23 (1)
Morgan Stanley & Co 12/16/2020 EUR 605 $ 718 4 —
Morgan Stanley & Co 12/16/2020 KRW 707,577 $ 637 3 —
Morgan Stanley & Co 12/16/2020 $ 720 EUR 605 — (2)
Morgan Stanley & Co 12/16/2020 $ 1,466 CNY 10,075 — (63)
Morgan Stanley & Co 12/16/2020 $ 630 KRW 707,578 — (9)
Morgan Stanley & Co 01/08/2021 COP 1,499,569 $ 393 24 —
Morgan Stanley & Co 01/08/2021 $ 863 COP 3,330,000 — (63)
RBC Dominon Securities Corp 12/16/2020 $ 1,616 CAD 2,130 — (24)
Standard Chartered Bank, Hong Kong 01/04/2021 $ 721 EUR 615 — (13)
Total $ 5,669 $ (6,346)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC Mexico Government
International Bond,
4.15%, 03/28/2027
0.88% (1.00)% Quarterly 12/20/2025 $ 2,550 $ 38 $ (54) $ — $ (16)
Goldman Sachs & Co American Airlines
Group, 5.00%,
06/01/2022
17.76% (5.00)% Quarterly 06/22/2022 200 73 (38) 35 —
Goldman Sachs & Co Kohl's Corp, 4.25%,
07/17/2025
1.81% (1.00)% Quarterly 06/20/2025 250 24 (15) 9 —
Goldman Sachs & Co Pitney Bowes Inc,
4.70%, 04/01/2023
3.54% (1.00)% Quarterly 06/20/2023 300 84 (65) 19 —
Goldman Sachs & Co Royal Caribbean Cruises
Ltd, 5.25%, 11/15/2022
6.27% (5.00)% Quarterly 06/20/2025 450 94 (73) 21 —
Total $ 313 $ (245) $ 84 $ (16)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.35 N/A (5.00)% Quarterly 12/20/2025 $ 35,000 $ (2,934) $ (193) $ (3,127)
Turkey Government International Bond, 11.88%,
01/15/2030
3.83% (1.00)% Quarterly 12/20/2025 5,593 991 (274) 717
Total $ (1,943) $ (467) $ (2,410)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
Sell Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.35 N/A 5.00% Quarterly 12/20/2025 $ 5,160 $ 207 $ 254 $ 461
Total $ 207 $ 254 $ 461
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $5,160.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Bank of America NA Turkish Lara
Overnight
Reference Rate
Receive 16.55% Quarterly Quarterly N/A 11/06/2023 TRY 16,640 $ (122) $ — $ — $ (122)
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 (159) — — (159)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 7.00% Annual Annual N/A 01/02/2025 BRL 94,600 10 — 10 —
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.29% Annual Annual N/A 01/03/2022 253,400 (93) — — (93)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 7.00% Annual Annual N/A 01/02/2025 12,000 (18) 27 9 —
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 3.29% Annual Annual N/A 01/03/2022 19,000 4 (3) 1 —
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 37 — 37 —
Total $ (341) $ 24 $ 57 $ (374)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Pay 5.50% Quarterly Quarterly N/A 11/09/2025 ZAR 13,184 $ 13 $ 1 $ 14
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.00% Quarterly Quarterly N/A 07/13/2030 10,850 9 1 10
3 Month Johannesburg Interbank Agreed
Rate
Pay 4.21% Quarterly Quarterly N/A 11/27/2023 56,610 (5) — (5)
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 (303) (44) (347)
3 Month Johannesburg Interbank Agreed
Rate
Pay 5.29% Quarterly Quarterly N/A 11/06/2025 344 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 ZAR 105,000 $ 385 $ 39 $ 424
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/08/2022 $ 23,100,000 7 — 7
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 8,790,000 (67) — (67)
3 Month KRW Certificate of Deposit Pay 1.09% Annual Annual N/A 10/07/2030 2,310,000 (28) 1 (27)
3 Month KRW Certificate of Deposit Pay 1.09% Annual Annual N/A 10/07/2030 2,310,000 (28) 1 (27)
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/07/2022 11,560,000 2 — 2
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 1,391,000 (10) — (10)
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/07/2022 11,560,000 2 — 2
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 1,690,489 (25) — (25)
3 Month KRW Certificate of Deposit Receive 1.75% Annual Annual N/A 03/17/2030 12,855,000 (510) — (510)
3 Month KRW Certificate of Deposit Pay 2.00% Annual Annual N/A 03/17/2022 85,700,000 1,161 — 1,161
3 Month KRW Certificate of Deposit Pay 1.07% Annual Annual N/A 10/14/2030 4,620,000 (63) 1 (62)
3 Month KRW Certificate of Deposit Pay 0.95% Annual Annual N/A 08/07/2022 72,500,000 165 — 165
3 Month KRW Certificate of Deposit Pay 1.07% Annual Annual N/A 10/08/2030 4,620,000 (62) — (62)
3 Month KRW Certificate of Deposit Receive 0.79% Annual Annual N/A 10/14/2022 23,100,000 12 — 12
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 325 — 325
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (163) — (163)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (457) — (457)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 06/30/2023 5,875 (3) 1 (2)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 06/29/2023 5,875 (3) — (3)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 07/03/2023 5,875 1 — 1
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (405) — (405)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (309) 1 (308)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (742) 1 (741)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (273) — (273)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (379) — (379)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (486) — (486)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (425) — (425)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 HUF 482,425 (60) 8 (52)
6 Month Budapest Interbank Offered Rate Receive 1.20% Annual Semiannual N/A 10/27/2024 965,475 (29) — (29)
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 EUR 870 (22) — (22)
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 1,487 (33) (1) (34)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 16 — 16
6 Month Prague Interbank Offered Rate Receive 0.63% Annual Semiannual N/A 12/16/2025 CZK 38,006 31 — 31
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 85,188 29 4 33
6 Month Thai Baht Interest Rate Fixing Pay 0.61% Annual Annual N/A 03/17/2024 $ 159,380 (7) — (7)
6 Month Thai Baht Interest Rate Fixing Pay 0.71% Annual Annual N/A 09/16/2023 57,720 9 — 9
6 Month Thai Baht Interest Rate Fixing Pay 0.73% Semiannual Semiannual N/A 09/16/2023 90,465 16 — 16
6 Month Thai Baht Interest Rate Fixing Pay 1.00% Annual Annual N/A 12/16/2023 88,800 15 1 16
6 Month Thai Baht Interest Rate Fixing Receive 0.58% Semiannual Semiannual N/A 11/12/2023 94,860 — — —
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 PLN 122,600 18 1 19
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (48) (2) (50)
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (53) (3) (56)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (51) (2) (53)
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 25,500 17 — 17
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 24,400 (1) 5 4
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 5,100 8 (5) 3
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (26) (2) (28)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 5,873 (82) (4) (86)
Brazil Cetip DI Interbank Deposit Rate Pay 6.53% Annual Annual N/A 01/02/2025 BRL 21,726 (15) — (15)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 1.99% Annual Annual N/A 06/16/2023 $ 13,584 (33) 1 (32)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.76% Annual Annual N/A 11/23/2023 17,626 10 — 10
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.62% Annual Annual N/A 11/26/2021 42,840 (8) — (8)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Quarterly Quarterly N/A 05/13/2023 13,455 (48) — (48)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.51% Annual Annual N/A 07/10/2023 16,675 (6) 1 (5)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.10% Annual Annual N/A 06/08/2023 21,112 (41) — (41)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.33% Annual Annual N/A 07/07/2023 17,370 (20) — (20)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.04% Annual Annual N/A 06/12/2023 $ 13,714 $ (30) $ — $ (30)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.10% Annual Annual N/A 06/12/2023 13,641 (27) 1 (26)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 04/13/2023 19,980 (63) — (63)
Sinacofi Chile Interbank Rate Avg Receive 1.00% Annual Annual N/A 09/08/2024 CLP 1,081,100 14 — 14
Sinacofi Chile Interbank Rate Avg Receive 1.30% Annual Annual N/A 07/20/2025 1,360,650 17 1 18
Sinacofi Chile Interbank Rate Avg Receive 1.39% Annual Annual N/A 11/13/2025 1,395,360 25 1 26
Sinacofi Chile Interbank Rate Avg Receive 0.75% Annual Annual N/A 09/03/2023 438,130 5 — 5
Sinacofi Chile Interbank Rate Avg Receive 1.41% Annual Annual N/A 11/16/2025 930,240 16 — 16
Total $ (3,121) $ 8 $ (3,113)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Credit Suisse Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 04/19/2022 $ 403 $ — $ 10 $ —
Goldman Sachs & Co Floating rate based on the
Federal Funds Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 05/15/2030-
06/05/2030
7,427 — — (1,174)
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 06/25/2021-
12/20/2021
— — 82 —
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
ZAR
Monthly 06/22/2021 97 — — (4)
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 12/04/2020-
05/24/2021
1,866 — 49 —
JPMorgan Chase Floating rate based
on Norway Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
NOK
Monthly 12/02/2021 109 — — (6)
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
KRW
Monthly 11/23/2021 — — 19 —
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 12/04/2020 76 — 87 —
JPMorgan Chase Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 04/13/2021-
12/06/2021
2,744 — 280 —
JPMorgan Chase Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 04/30/2021-
12/02/2021
299 — 9 —
JPMorgan Chase Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 03/25/2021 — — — (3)
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/28/2021-
10/13/2021
18,642 — 912 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 01/21/2021-
11/30/2021
507 — — (126)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Morgan Stanley & Co Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 $ — $ — $ 21 $ —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 05/20/2021 533 — 91 —
Morgan Stanley & Co
(b)
Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 01/19/2021-
09/28/2022
11,039 — — (638)
UBS AG Floating rate based on
1 Day Reserve Bank of
Australia Cash Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
AUD
Monthly 11/28/2022 168 — 77 —
UBS AG Floating rate based on 1
Month EUR LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2022 3,181 — 426 —
UBS AG Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 02/01/2022 122 — — (33)
UBS AG Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 03/01/2022 — — — (34)
UBS AG Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 03/01/2022 55 — — (12)
Total $ 47,268 $ — $ 2,063 $ (2,030)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Aon PLC
(16,034)
$ (3,285)
(17.62)%
Willis Towers Watson PLC
14,846
3,091
16.58%
Boston Scientific Corp
32,889
1,090
5.85%
TJX Cos Inc/The
16,999
1,080
5.79%
Adobe Inc
2,138
1,023
5.49%
Envestnet Inc
11,503
923
4.95%
Mastercard Inc
2,698
908
4.87%
Fidelity National Information Services Inc
5,809
862
4.62%
NextEra Energy Inc
10,574
778
4.17%
Coca-Cola Co/The
13,683
706
3.79%
Amazon.com Inc
213
675
3.62%
3M Co
(3,381)
(584)
(3.13)%
Amcor PLC
(44,507)
(504)
(2.71)%
FedEx Corp
1,513
434
2.33%
Exxon Mobil Corp
(10,405)
(397)
(2.13)%
Campbell Soup Co
(6,487)
(324)
(1.74)%
Verizon Communications Inc
(5,370)
(324)
(1.74)%
Kroger Co/The
(9,619)
(317)
(1.70)%
Aramark
7,728
270
1.45%
J M Smucker Co/The
(2,146)
(252)
(1.35)%
Kinder Morgan Inc
(17,148)
(247)
(1.32)%
General Mills Inc
(3,966)
(241)
(1.30)%
Church & Dwight Co Inc
(1,748)
(153)
(0.82)%
Kimberly-Clark Corp
(825)
(115)
(0.62)%
Bristol-Myers Squibb Co
48,758
58
0.31%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Stoxx Europe 600 Index
(20,743)
$ (9,634)
(87.27)%
Eiffage SA
6,868
673
6.09%
Getlink SE
31,984
532
4.82%
Aena SME SA
1,226
200
1.81%
(a) Top Underlying Securities YORKEBS
(b) Top Underlying Securities YRKEBSEUR
Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Merrill Lynch (1.75)% Open ended $ 825 $ (836)
Merrill Lynch (1.75)% Open ended 590 (596)
Merrill Lynch (1.99)% 12/04/2020 1,067 (1,068)
Merrill Lynch (2.29)% 12/04/2020 1,350 (1,352)
Merrill Lynch (0.15)% 12/02/2020 27,661 (27,661)
Merrill Lynch (0.15)% 12/02/2020 18,895 (18,895)
Merrill Lynch (0.15)% 12/02/2020 18,713 (18,713)
Merrill Lynch (0.15)% 12/02/2020 20,346 (20,346)
Merrill Lynch (0.13)% 12/02/2020 7,540 (7,540)
Merrill Lynch (0.15)% 12/02/2020 7,530 (7,530)
Merrill Lynch (0.15)% 12/02/2020 17,874 (17,874)
Merrill Lynch (0.15)% 12/02/2020 2,773 (2,773)
Merrill Lynch (0.15)% 12/02/2020 10,411 (10,411)
Total $ (135,595)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 02/16/2021
16,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/17/2021 $ 959 $ — $ 32 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/02/2021
29,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/03/2021 1,759 — 30 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/23/2021
20,800,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 01/07/2021 1,248 — 25 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/29/2020
20,300,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/30/2020 1,259 — 22 —
Total $ — $ 109 $ —
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (15.73)% Shares Value (000's)
Advertising - (0.04)%
Hakuhodo DY Holdings Inc 2,600 $ 37
Trade Desk Inc/The 347 313
$ 350
Aerospace & Defense - (0.36)%
Boeing Co/The 3,885 818
Dassault Aviation SA 258 264
General Dynamics Corp 1,671 250
L3Harris Technologies Inc 2,256 433
Raytheon Technologies Corp 11,387 816
Teledyne Technologies Inc 534 202
$ 2,783
Agriculture - (0.10)%
Archer-Daniels-Midland Co 15,972 795
Airlines - (0.18)%
Alaska Air Group Inc 3,602 184
American Airlines Group Inc 13,085 185
Delta Air Lines Inc 11,225 452
Japan Airlines Co Ltd 16,500 311
Southwest Airlines Co 3,248 150
United Airlines Holdings Inc 3,938 177
$ 1,459
Apparel - (0.26)%
Ralph Lauren Corp 5,696 488
Tapestry Inc 18,058 511
Under Armour Inc - Class C 29,585 430
VF Corp 7,308 609
$ 2,038
Automobile Manufacturers - (0.21)%
General Motors Co 8,633 378
Honda Motor Co Ltd 4,300 120
Mazda Motor Corp 16,500 97
PACCAR Inc 1,679 146
Suzuki Motor Corp 7,900 424
Toyota Motor Corp 2,300 155
Volkswagen AG 1,648 305
$ 1,625
Automobile Parts & Equipment - (0.11)%
Aptiv PLC 3,591 426
Autoliv Inc 865 77
Lear Corp 727 104
Sumitomo Electric Industries Ltd 6,100 70
Toyoda Gosei Co Ltd 7,300 198
$ 875
Banks - (0.49)%
Bank of New York Mellon Corp/The 6,783 265
Citizens Financial Group Inc 247 8
Comerica Inc 622 31
Commonwealth Bank of Australia 4,265 247
FinecoBank Banca Fineco SpA 32,869 519
First Republic Bank/CA 123 16
Huntington Bancshares Inc/OH 25,973 314
KeyCorp 3,254 50
M&T Bank Corp 2,284 266
Northern Trust Corp 6,848 637
PNC Financial Services Group Inc/The 814 112
Regions Financial Corp 16,982 259
State Street Corp 7,876 555
Toronto-Dominion Bank/The 3,200 171
Truist Financial Corp 5,866 272
US Bancorp 2,978 129
Zions Bancorp NA 4,580 177
$ 4,028
Beverages - (0.16)%
Asahi Group Holdings Ltd 2,700 104
Brown-Forman Corp - B Shares 7,319 590
Coca-Cola European Partners PLC 4,256 190
Ito En Ltd 700 54
Kirin Holdings Co Ltd 1,300 28
COMMON STOCKS (continued) Shares Value (000’s)
Beverages (continued)
Remy Cointreau SA 1,798 $ 320
$ 1,286
Biotechnology - (0.31)%
Alnylam Pharmaceuticals Inc 282 37
Argenx SE 1,182 339
Biogen Inc 161 39
Bio-Rad Laboratories Inc 1,287 693
Corteva Inc 15,379 589
Incyte Corp 1,535 130
Vertex Pharmaceuticals Inc 2,345 534
$ 2,361
Building Materials - (0.17)%
Cie de Saint-Gobain 8,005 379
CRH PLC 9,587 377
Investment AB Latour 15,433 407
Owens Corning 2,135 156
Vulcan Materials Co 181 25
$ 1,344
Chemicals - (0.42)%
Air Products and Chemicals Inc 2,419 678
Albemarle Corp 8,026 1,091
Dow Inc 733 39
International Flavors & Fragrances Inc 6,328 709
LANXESS AG 2,974 207
Nippon Paint Holdings Co Ltd 3,300 423
Umicore SA 3,117 140
$ 3,287
Commercial Services - (0.46)%
AMERCO 332 138
Atlantia SpA 12,814 235
Automatic Data Processing Inc 825 143
Equifax Inc 1,001 167
FleetCor Technologies Inc 1,323 351
Global Payments Inc 4,057 792
GMO Payment Gateway Inc 1,600 224
IHS Markit Ltd 1,147 114
MarketAxess Holdings Inc 552 298
Nihon M&A Center Inc 5,500 384
Rollins Inc 5,657 323
Transurban Group 27,398 283
Worldline SA/France 1,488 138
$ 3,590
Computers - (0.45)%
Atos SE 5,887 537
DXC Technology Co 23,653 518
Fortinet Inc 5,599 690
Hewlett Packard Enterprise Co 50,353 556
International Business Machines Corp 384 47
Leidos Holdings Inc 2,632 265
NEC Corp 3,250 175
Western Digital Corp 16,284 731
$ 3,519
Consumer Products - (0.04)%
Avery Dennison Corp 1,025 153
Church & Dwight Co Inc 2,019 177
$ 330
Cosmetics & Personal Care - (0.07)%
Shiseido Co Ltd 8,200 579
Distribution & Wholesale - (0.18)%
Copart Inc 4,199 485
Fastenal Co 7,056 349
Mitsubishi Corp 16,100 374
Pool Corp 760 263
WW Grainger Inc 69 29
$ 1,500
Diversified Financial Services - (0.51)%
Afterpay Ltd 3,191 222
American Express Co 3,245 384
Ameriprise Financial Inc 1,818 337

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp 3,683 $ 315
Charles Schwab Corp/The 8,986 438
CME Group Inc 919 161
Japan Exchange Group Inc 22,500 557
London Stock Exchange Group PLC 1,242 134
Raymond James Financial Inc 6,123 557
St James's Place PLC 33,946 455
TMX Group Ltd 4,200 413
Tokyo Century Corp 1,400 92
$ 4,065
Electric - (0.94)%
Alliant Energy Corp 4,535 239
Ameren Corp 3,943 307
American Electric Power Co Inc 3,355 285
CenterPoint Energy Inc 5,874 136
Chugoku Electric Power Co Inc/The 43,000 546
CMS Energy Corp 4,706 290
Consolidated Edison Inc 7,069 539
DTE Energy Co 3,109 391
Duke Energy Corp 924 86
E.ON SE 10,550 114
Edison International 6,692 411
EDP - Energias de Portugal SA 21,505 115
Emera Inc 7,500 311
Entergy Corp 4,030 439
Evergy Inc 3,105 172
Eversource Energy 3,567 312
FirstEnergy Corp 7,425 197
Kyushu Electric Power Co Inc 13,900 117
NextEra Energy Inc 888 65
Pinnacle West Capital Corp 4,851 397
PPL Corp 6,862 195
Public Service Enterprise Group Inc 2,040 119
RWE AG 8,065 334
Sempra Energy 1,603 204
Southern Co/The 144 9
WEC Energy Group Inc 2,292 218
Xcel Energy Inc 8,881 598
$ 7,146
Electrical Components & Equipment - (0.05)%
Prysmian SpA 11,471 378
Electronics - (0.25)%
Allegion plc 4,954 565
Amphenol Corp 629 82
Keysight Technologies Inc 5,589 671
Mettler-Toledo International Inc 46 53
Murata Manufacturing Co Ltd 4,100 357
Waters Corp 553 128
$ 1,856
Energy - Alternate Sources - (0.12)%
Siemens Gamesa Renewable Energy SA 14,217 510
Sunrun Inc 6,098 391
$ 901
Engineering & Construction - (0.46)%
ACS Actividades de Construccion y Servicios SA 4,809 152
CIMIC Group Ltd 823 15
Ferrovial SA 26,994 754
Jacobs Engineering Group Inc 14,878 1,604
Japan Airport Terminal Co Ltd 12,000 695
Kajima Corp 20,600 270
Lendlease Corp Ltd 3,687 38
Skanska AB 5,090 121
$ 3,649
Entertainment - (0.27)%
Flutter Entertainment PLC 3,568 662
GVC Holdings PLC 6,159 85
Live Nation Entertainment Inc 7,716 506
Oriental Land Co Ltd/Japan 1,950 331
COMMON STOCKS (continued) Shares Value (000’s)
Entertainment (continued)
Vail Resorts Inc 1,882 $ 519
$ 2,103
Food - (0.28)%
Ajinomoto Co Inc 1,600 33
Barry Callebaut AG 134 289
Hershey Co/The 543 80
Hormel Foods Corp 6,258 295
J M Smucker Co/The 983 115
Kellogg Co 993 63
Kraft Heinz Co/The 4,373 144
Kroger Co/The 11,986 396
McCormick & Co Inc/MD 183 34
Metro Inc/CN 1,400 64
Mondelez International Inc 2,930 168
NH Foods Ltd 3,100 132
Ocado Group PLC 13,007 382
$ 2,195
Forest Products & Paper - (0.15)%
Stora Enso Oyj 8,893 150
Svenska Cellulosa AB SCA 62,548 1,015
$ 1,165
Gas - (0.10)%
Atmos Energy Corp 8,164 783
Naturgy Energy Group SA 1,342 31
$ 814
Hand & Machine Tools - (0.01)%
Snap-on Inc 227 40
Healthcare - Products - (0.42)%
ABIOMED Inc 1,537 421
Alcon Inc 1,430 91
Align Technology Inc 490 236
Ambu A/S 5,062 169
Baxter International Inc 826 63
Boston Scientific Corp 6,366 211
Cooper Cos Inc/The 1,328 445
Edwards Lifesciences Corp 5,825 489
Insulet Corp 432 111
Intuitive Surgical Inc 370 269
Teleflex Inc 1,052 403
Zimmer Biomet Holdings Inc 2,992 446
$ 3,354
Healthcare - Services - (0.28)%
BioMerieux 1,926 277
Catalent Inc 10,310 991
Centene Corp 1,823 112
Fresenius Medical Care AG & Co KGaA 1,925 162
Fresenius SE & Co KGaA 1,883 84
HCA Healthcare Inc 380 57
IQVIA Holdings Inc 3,108 525
$ 2,208
Holding Companies - Diversified - (0.06)%
Washington H Soul Pattinson & Co Ltd 21,372 456
Home Builders - (0.10)%
Daiwa House Industry Co Ltd 8,400 257
NVR Inc 144 576
$ 833
Home Furnishings - (0.13)%
Electrolux AB 5,992 144
Panasonic Corp 7,900 84
Sony Corp 6,200 578
Whirlpool Corp 1,392 271
$ 1,077
Insurance - (0.61)%
Aflac Inc 3,104 136
Allstate Corp/The 571 58
Assurant Inc 936 121
Athene Holding Ltd 2,088 93
Berkshire Hathaway Inc - Class B 2,673 612
Chubb Ltd 1,354 200

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Insurance (continued)
Dai-ichi Life Holdings Inc 7,000 $ 110
Everest Re Group Ltd 339 77
Globe Life Inc 1,666 155
Hartford Financial Services Group Inc/The 3,994 177
Japan Post Insurance Co Ltd 26,700 444
Lincoln National Corp 6,840 323
Loews Corp 7,575 317
Progressive Corp/The 1,327 116
Prudential Financial Inc 3,605 273
Travelers Cos Inc/The 412 53
Unum Group 14,792 329
Voya Financial Inc 8,964 517
Willis Towers Watson PLC 2,929 610
$ 4,721
Internet - (0.43)%
Booking Holdings Inc 357 724
Etsy Inc 4,386 705
Expedia Group Inc 4,942 615
Iliad SA 2,558 519
Netflix Inc 478 235
Rakuten Inc 2,400 27
Wayfair Inc 774 197
Z Holdings Corp 43,500 274
$ 3,296
Investment Companies - (0.04)%
EXOR NV 832 58
Kinnevik AB - Class B 2,943 147
L E Lundbergforetagen AB 1,241 64
$ 269
Iron & Steel - (0.06)%
Hitachi Metals Ltd 30,700 449
Leisure Products & Services - (0.12)%
Carnival Corp 9,544 191
Norwegian Cruise Line Holdings Ltd 9,385 215
Peloton Interactive Inc 2,294 267
Royal Caribbean Cruises Ltd 3,878 306
$ 979
Lodging - (0.31)%
City Developments Ltd 36,300 209
Crown Resorts Ltd 28,451 202
Hilton Worldwide Holdings Inc 1,487 154
Las Vegas Sands Corp 12,962 722
Melco Resorts & Entertainment Ltd ADR 2,570 47
MGM Resorts International 10,446 295
Whitbread PLC 6,376 256
Wynn Resorts Ltd 4,540 457
$ 2,342
Machinery - Construction & Mining - (0.07)%
Hitachi Construction Machinery Co Ltd 11,600 320
Hitachi Ltd 5,300 201
$ 521
Machinery - Diversified - (0.43)%
CNH Industrial NV 35,208 384
Daifuku Co Ltd 2,800 324
Deere & Co 604 158
Ingersoll Rand Inc 17,591 779
KION Group AG 732 56
KION Group AG - Rights 732 —
Otis Worldwide Corp 4,791 321
Rockwell Automation Inc 1,264 323
Westinghouse Air Brake Technologies Corp 3,963 290
Xylem Inc/NY 7,391 709
$ 3,344
Media - (0.24)%
Altice USA Inc 2,656 90
Discovery Inc - A Shares 3,998 108
Liberty Broadband Corp - C Shares 5,401 850
Liberty Global PLC - A Shares 8,458 190
News Corp - A Shares 13,296 235
COMMON STOCKS (continued) Shares Value (000’s)
Media (continued)
Pearson PLC 45,816 $ 390
ViacomCBS Inc - Class B 1,230 44
Walt Disney Co/The 571 84
$ 1,991
Metal Fabrication & Hardware - (0.04)%
SKF AB 13,108 324
Mining - (0.16)%
Anglo American PLC 6,046 176
Cameco Corp 8,300 83
Freeport-McMoRan Inc 17,561 411
Lundin Mining Corp 39,900 319
Northern Star Resources Ltd 20,289 188
Teck Resources Ltd 7,500 118
$ 1,295
Miscellaneous Manufacturers - (0.29)%
A O Smith Corp 4,756 268
Eaton Corp PLC 1,081 131
General Electric Co 56,357 574
Illinois Tool Works Inc 145 31
JSR Corp 23,100 640
Orica Ltd 6,711 80
Smiths Group PLC 5,686 109
Textron Inc 12,433 561
$ 2,394
Office & Business Equipment - (0.16)%
FUJIFILM Holdings Corp 7,700 414
Ricoh Co Ltd 45,900 306
Seiko Epson Corp 3,600 54
Xerox Holdings Corp 13,832 303
Zebra Technologies Corp 361 137
$ 1,214
Oil & Gas - (0.49)%
Cabot Oil & Gas Corp 42,466 744
Canadian Natural Resources Ltd 3,100 71
Concho Resources Inc 1,619 93
ConocoPhillips 1,514 60
Devon Energy Corp 25,641 359
Diamondback Energy Inc 8,687 347
Exxon Mobil Corp 2,707 103
Hess Corp 10,742 507
HollyFrontier Corp 7,251 170
Idemitsu Kosan Co Ltd 3,200 66
Marathon Oil Corp 49,485 293
Marathon Petroleum Corp 6,734 262
Occidental Petroleum Corp 13,518 213
Phillips 66 2,473 150
Pioneer Natural Resources Co 1,898 191
Valero Energy Corp 4,526 244
$ 3,873
Oil & Gas Services - (0.03)%
Baker Hughes Co 13,760 258
Packaging & Containers - (0.09)%
Ball Corp 928 89
Packaging Corp of America 1,590 207
Westrock Co 8,520 360
$ 656
Pharmaceuticals - (0.49)%
Alfresa Holdings Corp 12,700 254
Becton Dickinson and Co 598 140
Cardinal Health Inc 2,471 135
Cigna Corp 820 171
DexCom Inc 1,891 604
Eisai Co Ltd 2,000 151
Eli Lilly and Co 210 31
Galapagos NV 4,756 583
Grifols SA 781 22
Henry Schein Inc 7,665 493
Perrigo Co PLC 16,870 813
Pfizer Inc 6,595 253

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Pharmaceuticals (continued)
Sumitomo Dainippon Pharma Co Ltd 15,700 $ 198
Taisho Pharmaceutical Holdings Co Ltd 1,100 70
Viatris Inc 818 14
Zoetis Inc 198 32
$ 3,964
Pipelines - (0.27)%
Cheniere Energy Inc 2,809 159
Keyera Corp 7,100 122
Kinder Morgan Inc 12,268 176
Koninklijke Vopak NV 4,501 236
ONEOK Inc 20,211 725
TC Energy Corp 4,500 198
Williams Cos Inc/The 21,630 454
$ 2,070
Real Estate - (0.18)%
Aeon Mall Co Ltd 19,300 308
Deutsche Wohnen SE 4,458 224
Hulic Co Ltd 7,100 72
LEG Immobilien AG 525 75
Nomura Real Estate Holdings Inc 2,400 52
Tokyu Fudosan Holdings Corp 26,100 126
UOL Group Ltd 14,500 79
Vonovia SE 5,596 383
$ 1,319
REITs - (0.53)%
Digital Realty Trust Inc 2,810 379
Duke Realty Corp 2,245 85
Equinix Inc 888 620
Equity Residential 2,843 165
Essex Property Trust Inc 797 196
Extra Space Storage Inc 1,953 220
Federal Realty Investment Trust 2,510 219
Healthpeak Properties Inc 15,693 453
Host Hotels & Resorts Inc 8,369 117
Iron Mountain Inc 5,277 145
Regency Centers Corp 6,422 293
SL Green Realty Corp 5,104 295
UDR Inc 7,457 287
Vornado Realty Trust 7,624 297
Welltower Inc 2,114 133
$ 3,904
Retail - (0.67)%
Aeon Co Ltd 8,900 264
CarMax Inc 7,855 734
Chipotle Mexican Grill Inc 295 380
Costco Wholesale Corp 163 64
Dollar Tree Inc 3,150 344
Domino's Pizza Inc 1,442 566
Lululemon Athletica Inc 175 65
Pan Pacific International Holdings Corp 3,600 85
Ross Stores Inc 7,752 833
Starbucks Corp 8,297 813
Tiffany & Co 3,977 523
TJX Cos Inc/The 9,813 623
$ 5,294
Savings & Loans - (0.04)%
People's United Financial Inc 26,700 331
Semiconductors - (0.43)%
Advanced Micro Devices Inc 7,290 675
Analog Devices Inc 1,298 181
IPG Photonics Corp 4,458 923
Lasertec Corp 400 42
Microchip Technology Inc 1,166 157
NVIDIA Corp 8 4
NXP Semiconductors NV 3,600 570
ON Semiconductor Corp 681 20
SUMCO Corp 28,800 582
Xilinx Inc 2,288 333
$ 3,487
COMMON STOCKS (continued) Shares Value (000’s)
Shipbuilding - (0.04)%
Huntington Ingalls Industries Inc 1,150 $ 184
Wartsila OYJ Abp 16,775 158
$ 342
Software - (0.65)%
Akamai Technologies Inc 2,230 231
ANSYS Inc 586 198
Cadence Design Systems Inc 1,659 193
Cerner Corp 254 19
Dassault Systemes SE 1,700 314
Datadog Inc 1,223 121
DocuSign Inc 842 192
Dynatrace Inc 1,227 47
Fidelity National Information Services Inc 5,005 743
Fiserv Inc 2,244 258
Intuit Inc 307 108
Jack Henry & Associates Inc 377 61
Konami Holdings Corp 700 36
MongoDB Inc 1,540 442
MSCI Inc 1,620 663
Nexon Co Ltd 13,000 392
Paycom Software Inc 1,173 489
Splunk Inc 889 181
Twilio Inc 337 108
Tyler Technologies Inc 948 405
$ 5,201
Telecommunications - (0.39)%
Arista Networks Inc 2,261 612
CenturyLink Inc 41,257 431
Corning Inc 7,503 281
Juniper Networks Inc 25,510 555
KDDI Corp 2,300 65
Motorola Solutions Inc 2,931 503
Nippon Telegraph & Telephone Corp 11,950 283
SES SA 3,994 36
T-Mobile US Inc 1,499 199
$ 2,965
Transportation - (0.28)%
Canadian National Railway Co 800 84
FedEx Corp 1,377 395
Kansas City Southern 912 170
Kintetsu Group Holdings Co Ltd 7,400 328
Kyushu Railway Co 5,900 124
MTR Corp Ltd 18,000 97
Nagoya Railroad Co Ltd 5,100 140
Nippon Express Co Ltd 4,000 267
Odakyu Electric Railway Co Ltd 4,900 148
Old Dominion Freight Line Inc 647 132
SG Holdings Co Ltd 3,200 96
Yamato Holdings Co Ltd 10,600 267
$ 2,248
Water - (0.05)%
American Water Works Co Inc 2,574 395
TOTAL COMMON STOCKS (proceeds $105,069) $ 123,435
PREFERRED STOCKS - (0.06)% Shares Value (000's)
Automobile Manufacturers - (0.05)%
Porsche Automobil Holding SE 2.21% 6,279 $ 399
Electronics - (0.01)%
Sartorius AG 0.36% 226 103
TOTAL PREFERRED STOCKS (proceeds $465) $ 502
BONDS - (0.59)%
Principal
Amount (000's) Value (000's)
Computers - (0.03)%
Diebold Nixdorf Inc
8.50%, 04/15/2024 $ 190 $ 190
Entertainment - (0.02)%
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025 188 188

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2020 (unaudited)
See accompanying notes.

Short Sales Outstanding
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - (0.04)%
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 $ 337 $ 337
Sovereign - (0.50)%
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,226
Turkey Government International Bond
11.88%, 01/15/2030 497 699
$ 3,925
TOTAL BONDS (proceeds $4,220) $ 4,640
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (10.88)%
Principal
Amount (000's) Value (000's)
U.S. Treasury - (9.85)%
0.13%, 09/30/2022 $ 29,979 $ 29,970
0.63%, 08/15/2030 3,692 3,620
1.13%, 02/28/2022 20,686 20,949
1.25%, 05/15/2050 4,332 3,997
2.25%, 02/15/2027 16,937 18,735
$ 77,271
U.S. Treasury Inflation-Indexed Obligations - (1.03)%
0.13%, 10/15/2025 7,564 8,117
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $85,419) $ 85,388
TOTAL SHORT SALES (proceeds $195,173) $ 213,965

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .22%
iShares MSCI EAFE ETF 197,500 $ 13,855
Money Market Funds - 0 .83%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
3,822,117 3,822
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
5,678,883 5,679
$ 9,501
TOTAL INVESTMENT COMPANIES $ 23,356
COMMON STOCKS - 97 .62 % Shares Held Value (000's)
Advertising - 0 .21%
Dentsu Group Inc 16,000 $ 517
Hakuhodo DY Holdings Inc 17,300 248
Publicis Groupe SA 16,055 724
WPP PLC 90,800 875
$ 2,364
Aerospace & Defense - 1 .10%
Airbus SE
(d)
43,576 4,556
BAE Systems PLC 238,363 1,590
Dassault Aviation SA
(d)
186 190
Elbit Systems Ltd 1,965 252
MTU Aero Engines AG 3,935 927
Rolls-Royce Holdings PLC
(d)
620,053 859
Safran SA
(d)
23,746 3,461
Thales SA 7,897 724
$ 12,559
Agriculture - 0 .88%
British American Tobacco PLC 170,006 5,985
Imperial Brands PLC 70,131 1,266
Japan Tobacco Inc 89,000 1,802
Swedish Match AB 12,020 972
$ 10,025
Airlines - 0 .11%
ANA Holdings Inc
(e)
8,500 204
Deutsche Lufthansa AG
(d)
22,164 256
Japan Airlines Co Ltd 10,400 196
Qantas Airways Ltd 68,480 269
Singapore Airlines Ltd
(d)
99,400 320
$ 1,245
Apparel - 2 .12%
Adidas AG
(d)
14,109 4,503
Burberry Group PLC 29,990 687
Hermes International 2,347 2,284
Kering SA 5,615 4,054
LVMH Moet Hennessy Louis Vuitton SE 20,572 11,816
Puma SE
(d)
7,266 720
$ 24,064
Automobile Manufacturers - 2 .82%
Bayerische Motoren Werke AG 24,536 2,129
Daimler AG 63,422 4,246
Ferrari NV 9,341 1,979
Fiat Chrysler Automobiles NV
(d)
81,652 1,277
Hino Motors Ltd 21,200 183
Honda Motor Co Ltd 120,900 3,364
Isuzu Motors Ltd 40,900 398
Mazda Motor Corp 42,100 249
Nissan Motor Co Ltd 172,000 814
Peugeot SA
(d)
43,582 1,022
Renault SA
(d)
14,244 566
Subaru Corp 45,600 905
Suzuki Motor Corp 27,300 1,464
Toyota Motor Corp 157,200 10,609
Volkswagen AG 2,406 445
Volvo AB - B Shares
(d)
105,523 2,403
$ 32,053
Automobile Parts & Equipment - 0 .85%
Aisin Seiki Co Ltd 12,000 355
Bridgestone Corp 39,700 1,382
Cie Generale des Etablissements Michelin SCA 12,576 1,564
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Continental AG 8,152 $ 1,104
Denso Corp 32,200 1,518
Faurecia SE
(d)
6,136 304
Koito Manufacturing Co Ltd 7,700 462
NGK Insulators Ltd 19,000 302
NGK Spark Plug Co Ltd 11,300 204
Stanley Electric Co Ltd 9,700 284
Sumitomo Electric Industries Ltd 55,900 637
Toyoda Gosei Co Ltd 4,800 130
Toyota Industries Corp 10,800 778
Valeo SA 16,969 655
$ 9,679
Banks - 8 .59%
ABN AMRO Bank NV
(d),(f)
31,346 321
Australia & New Zealand Banking Group Ltd 210,164 3,476
Banco Bilbao Vizcaya Argentaria SA 494,098 2,288
Banco Espirito Santo SA
(d),(g),(h)
131,709 —
Banco Santander SA
(d)
1,230,220 3,568
Banco Santander SA - Rights
(d)
1,259,056 157
Bank Hapoalim BM
(d)
84,144 551
Bank Leumi Le-Israel BM 107,662 605
Bank of East Asia Ltd/The 97,000 215
Bank of Kyoto Ltd/The 4,200 209
Banque Cantonale Vaudoise 2,232 230
Barclays PLC 1,285,462 2,281
BNP Paribas SA
(d)
83,351 4,243
BOC Hong Kong Holdings Ltd 274,500 893
CaixaBank SA 265,939 680
Chiba Bank Ltd/The 39,200 221
Commerzbank AG
(d)
74,241 458
Commonwealth Bank of Australia 131,177 7,607
Concordia Financial Group Ltd 76,200 269
Credit Agricole SA
(d)
85,504 987
Credit Suisse Group AG 181,380 2,297
Danske Bank A/S
(d)
51,112 841
DBS Group Holdings Ltd 133,100 2,483
Deutsche Bank AG
(d)
145,493 1,613
DNB ASA 70,262 1,267
Erste Group Bank AG 20,703 594
FinecoBank Banca Fineco SpA
(d)
45,169 713
Fukuoka Financial Group Inc 12,700 225
Hang Seng Bank Ltd 56,600 984
HSBC Holdings PLC 1,509,219 7,766
ING Groep NV
(d)
289,042 2,811
Intesa Sanpaolo SpA
(d)
1,225,392 2,839
Israel Discount Bank Ltd 86,256 292
Japan Post Bank Co Ltd 30,000 235
KBC Group NV
(d)
18,514 1,289
Lloyds Banking Group PLC
(d)
5,245,463 2,463
Macquarie Group Ltd 25,447 2,588
Mediobanca Banca di Credito Finanziario SpA
(d)
46,023 413
Mitsubishi UFJ Financial Group Inc 905,900 3,866
Mizrahi Tefahot Bank Ltd 10,395 222
Mizuho Financial Group Inc 178,780 2,265
National Australia Bank Ltd 243,798 4,056
Natixis SA
(d)
70,159 216
Natwest Group PLC 359,389 729
Nordea Bank Abp
(d)
240,085 2,052
Oversea-Chinese Banking Corp Ltd 245,100 1,827
Raiffeisen Bank International AG
(d)
10,969 209
Resona Holdings Inc 153,700 536
Shinsei Bank Ltd 11,500 136
Shizuoka Bank Ltd/The 30,900 218
Skandinaviska Enskilda Banken AB
(d)
120,602 1,273
Societe Generale SA
(d)
60,074 1,191
Standard Chartered PLC 198,796 1,181
Sumitomo Mitsui Financial Group Inc 96,800 2,783
Sumitomo Mitsui Trust Holdings Inc 25,044 727
Svenska Handelsbanken AB
(d)
115,289 1,168

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Swedbank AB
(d)
67,107 $ 1,215
UBS Group AG 271,663 3,853
UniCredit SpA
(d)
157,495 1,635
United Overseas Bank Ltd 87,200 1,450
Westpac Banking Corp 267,630 3,925
$ 97,705
Beverages - 2 .11%
Anheuser-Busch InBev SA/NV 56,463 3,764
Asahi Group Holdings Ltd 33,600 1,291
Budweiser Brewing Co APAC Ltd
(f)
127,500 438
Carlsberg AS 7,634 1,137
Coca-Cola Amatil Ltd 37,555 348
Coca-Cola Bottlers Japan Holdings Inc 9,100 139
Coca-Cola European Partners PLC 15,146 677
Coca-Cola HBC AG
(d)
14,841 424
Davide Campari-Milano NV 43,039 501
Diageo PLC 173,209 6,668
Heineken Holding NV 8,538 787
Heineken NV
(e)
19,208 2,025
Ito En Ltd 3,900 301
JDE Peet's BV
(d)
5,553 214
Kirin Holdings Co Ltd 61,000 1,324
Pernod Ricard SA 15,525 2,966
Remy Cointreau SA 1,673 298
Suntory Beverage & Food Ltd 10,300 376
Treasury Wine Estates Ltd 53,447 335
$ 24,013
Biotechnology - 0 .91%
Argenx SE
(d)
3,309 948
CSL Ltd 33,672 7,374
Genmab A/S
(d)
4,846 1,863
H Lundbeck A/S 5,166 158
$ 10,343
Building Materials - 1 .84%
AGC Inc 14,300 475
Cie de Saint-Gobain
(d)
38,344 1,816
CRH PLC 58,167 2,288
Daikin Industries Ltd 18,500 4,190
Geberit AG 2,745 1,652
HeidelbergCement AG 11,028 780
Investment AB Latour
(e)
10,971 289
James Hardie Industries PLC
(d)
32,852 951
Kingspan Group PLC
(d)
11,422 988
LafargeHolcim Ltd
(d)
38,796 2,036
Lixil Corp 19,700 471
Nibe Industrier AB 23,109 652
Rinnai Corp 2,700 315
ROCKWOOL International A/S 597 218
Sika AG 10,507 2,674
Taiheiyo Cement Corp 8,500 228
TOTO Ltd 10,500 594
Xinyi Glass Holdings Ltd 134,000 301
$ 20,918
Chemicals - 3 .40%
Air Liquide SA 35,089 5,734
Air Water Inc 13,600 224
Akzo Nobel NV 14,299 1,514
Arkema SA 5,119 596
Asahi Kasei Corp 93,000 850
BASF SE 68,061 4,976
Brenntag AG 11,449 877
Chr Hansen Holding A/S
(d)
7,817 759
Clariant AG 14,759 296
Covestro AG
(f)
13,599 757
Croda International PLC 10,337 814
EMS-Chemie Holding AG 607 554
Evonik Industries AG 15,540 469
Givaudan SA 685 2,806
ICL Group Ltd 52,191 248
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Johnson Matthey PLC 14,342 $ 423
Kansai Paint Co Ltd 13,100 395
Koninklijke DSM NV 12,772 2,086
Kuraray Co Ltd 23,600 234
LANXESS AG 6,157 428
Mitsubishi Chemical Holdings Corp 94,900 522
Mitsubishi Gas Chemical Co Inc 11,700 248
Mitsui Chemicals Inc 13,600 380
Nippon Paint Holdings Co Ltd 10,900 1,397
Nippon Sanso Holdings Corp 11,200 186
Nissan Chemical Corp 9,200 549
Nitto Denko Corp 11,800 973
Novozymes A/S 15,424 881
Shin-Etsu Chemical Co Ltd 26,300 4,309
Solvay SA 5,493 627
Sumitomo Chemical Co Ltd 110,500 390
Symrise AG 9,534 1,195
Toray Industries Inc 102,700 554
Tosoh Corp 19,200 301
Umicore SA 14,607 655
Yara International ASA 12,915 524
$ 38,731
Commercial Services - 2 .82%
Adecco Group AG 11,484 694
Adyen NV
(d),(f)
1,345 2,569
Amadeus IT Group SA 33,384 2,296
Ashtead Group PLC 33,296 1,405
Atlantia SpA
(d)
36,716 672
Brambles Ltd 111,425 899
Bureau Veritas SA 21,769 563
Dai Nippon Printing Co Ltd 18,000 336
Edenred 18,271 1,044
Experian PLC 67,909 2,406
GMO Payment Gateway Inc 3,000 421
Intertek Group PLC 11,960 876
Nexi SpA
(d),(f)
32,565 615
Nihon M&A Center Inc 11,200 783
Persol Holdings Co Ltd 13,100 239
Randstad NV
(d)
8,830 546
Recruit Holdings Co Ltd 94,300 3,953
RELX PLC 143,145 3,313
Rentokil Initial PLC
(d)
137,409 910
Secom Co Ltd 15,600 1,557
Securitas AB 23,204 382
SGS SA 449 1,282
Sohgo Security Services Co Ltd 5,200 279
Toppan Printing Co Ltd 19,400 264
Transurban Group 202,758 2,092
Worldline SA/France
(d),(f)
17,739 1,642
$ 32,038
Computers - 1 .15%
Atos SE
(d)
7,335 670
Bechtle AG 2,022 441
Capgemini SE 11,929 1,660
Check Point Software Technologies Ltd
(d)
8,312 978
Computershare Ltd 36,073 378
CyberArk Software Ltd
(d)
2,870 330
Fujitsu Ltd 14,600 2,020
Itochu Techno-Solutions Corp 7,100 250
Logitech International SA 12,187 1,086
NEC Corp 19,200 1,034
Nomura Research Institute Ltd 23,643 800
NTT Data Corp 46,700 620
Obic Co Ltd 5,200 1,169
SCSK Corp 3,800 227
Teleperformance 4,352 1,447
$ 13,110

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .47%
Henkel AG & Co KGaA 7,701 $ 743
Reckitt Benckiser Group PLC 52,702 4,600
$ 5,343
Cosmetics & Personal Care - 2 .50%
Beiersdorf AG 7,470 837
Essity AB 45,095 1,433
Kao Corp 35,800 2,684
Kose Corp 2,500 381
Lion Corp 16,600 393
L'Oreal SA 18,650 6,865
Pigeon Corp 8,500 379
Pola Orbis Holdings Inc 6,700 134
Shiseido Co Ltd 29,700 2,096
Unicharm Corp 29,900 1,452
Unilever PLC 194,830 11,833
$ 28,487
Distribution & Wholesale - 1 .05%
Bunzl PLC 24,964 778
Ferguson PLC 16,666 1,866
ITOCHU Corp 99,900 2,636
Marubeni Corp 122,300 710
Mitsubishi Corp 99,200 2,305
Mitsui & Co Ltd 120,900 2,054
Sumitomo Corp 88,100 1,078
Toyota Tsusho Corp 15,700 541
$ 11,968
Diversified Financial Services - 1 .81%
Acom Co Ltd 29,600 142
Afterpay Ltd
(d)
15,755 1,098
AMP Ltd 254,656 319
Amundi SA
(d),(f)
4,495 358
ASX Ltd 14,346 811
Daiwa Securities Group Inc 107,100 465
Deutsche Boerse AG 14,080 2,345
Hargreaves Lansdown PLC 24,604 466
Hong Kong Exchanges & Clearing Ltd 89,200 4,430
Japan Exchange Group Inc 37,700 933
Julius Baer Group Ltd 16,586 956
London Stock Exchange Group PLC 23,439 2,528
Magellan Financial Group Ltd 9,524 413
Mitsubishi UFJ Lease & Finance Co Ltd 29,800 137
Nomura Holdings Inc 233,100 1,169
ORIX Corp 97,300 1,440
SBI Holdings Inc/Japan 17,590 475
Schroders PLC 9,213 394
Singapore Exchange Ltd 59,600 393
St James's Place PLC 39,797 533
Standard Life Aberdeen PLC 166,172 593
Tokyo Century Corp 3,100 204
$ 20,602
Electric - 3 .19%
AGL Energy Ltd 46,177 456
AusNet Services 139,052 189
Chubu Electric Power Co Inc 47,700 573
Chugoku Electric Power Co Inc/The 21,500 273
CLP Holdings Ltd 121,500 1,141
E.ON SE 166,367 1,800
EDP - Energias de Portugal SA 205,797 1,100
Electricite de France SA
(d)
45,998 699
Elia Group SA/NV 2,290 259
Endesa SA 23,537 677
Enel SpA 602,691 6,047
Engie SA
(d)
135,343 1,992
Fortum Oyj 32,913 754
HK Electric Investments & HK Electric
Investments Ltd
196,000 197
Iberdrola SA 447,018 6,137
Kansai Electric Power Co Inc/The 52,100 476
Kyushu Electric Power Co Inc 28,100 237
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Mercury NZ Ltd 50,475 $ 212
Meridian Energy Ltd 94,946 428
National Grid PLC 260,848 2,921
Origin Energy Ltd 130,508 495
Orsted AS
(f)
14,018 2,522
Power Assets Holdings Ltd 102,500 538
Red Electrica Corp SA 32,077 656
RWE AG 47,605 1,969
SSE PLC 77,043 1,379
Terna Rete Elettrica Nazionale SpA 104,260 783
Tohoku Electric Power Co Inc 31,700 265
Tokyo Electric Power Co Holdings Inc
(d)
107,300 279
Uniper SE 14,915 505
Verbund AG 5,047 355
$ 36,314
Electrical Components & Equipment - 0 .74%
Brother Industries Ltd 16,500 315
Casio Computer Co Ltd 14,300 257
Legrand SA 19,787 1,675
Prysmian SpA 17,884 589
Schneider Electric SE 39,920 5,562
$ 8,398
Electronics - 2 .20%
ABB Ltd 136,564 3,612
Assa Abloy AB
(e)
74,272 1,777
Azbil Corp 9,100 408
Halma PLC 28,133 828
Hirose Electric Co Ltd 2,399 339
Hoya Corp 27,900 3,710
Ibiden Co Ltd 7,800 365
Kyocera Corp 23,700 1,350
MINEBEA MITSUMI Inc 26,900 558
Murata Manufacturing Co Ltd 42,600 3,714
Nidec Corp 33,200 4,211
Omron Corp 13,700 1,230
Otsuka Corp 7,700 373
Shimadzu Corp 16,500 595
TDK Corp 9,700 1,362
Venture Corp Ltd 20,400 285
Yokogawa Electric Corp 16,900 298
$ 25,015
Energy - Alternate Sources - 0 .32%
Siemens Gamesa Renewable Energy SA 17,667 634
Vestas Wind Systems A/S 14,593 2,974
$ 3,608
Engineering & Construction - 1 .32%
ACS Actividades de Construccion y Servicios SA 19,821 626
Aena SME SA
(d),(f)
5,002 815
Aeroports de Paris 2,200 277
Auckland International Airport Ltd
(d)
92,751 506
Bouygues SA 16,899 670
Cellnex Telecom SA
(f)
23,445 1,485
CIMIC Group Ltd
(d)
7,038 132
CK Infrastructure Holdings Ltd 49,000 250
Eiffage SA
(d)
6,275 614
Ferrovial SA 36,066 1,007
HOCHTIEF AG 1,833 176
Infrastrutture Wireless Italiane SpA
(f)
24,902 321
Japan Airport Terminal Co Ltd 3,700 214
Kajima Corp 33,200 436
Keppel Corp Ltd 107,900 403
Lendlease Corp Ltd 51,000 531
Obayashi Corp 48,100 423
Shimizu Corp 40,900 309
Singapore Technologies Engineering Ltd 115,800 331
Skanska AB 25,209 599
Sydney Airport 97,987 484
Taisei Corp 14,100 496

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Vinci SA 38,572 $ 3,919
$ 15,024
Entertainment - 0 .77%
Aristocrat Leisure Ltd 42,586 1,004
Evolution Gaming Group AB
(f)
11,858 1,009
Flutter Entertainment PLC
(d)
11,468 2,128
Genting Singapore Ltd 448,200 275
GVC Holdings PLC 43,240 594
La Francaise des Jeux SAEM
(f)
6,370 266
Oriental Land Co Ltd/Japan 14,900 2,531
Sega Sammy Holdings Inc 12,800 180
Tabcorp Holdings Ltd 159,043 445
Toho Co Ltd/Tokyo 8,300 350
$ 8,782
Environmental Control - 0 .02%
Kurita Water Industries Ltd 7,300 269
Food - 4 .78%
a2 Milk Co Ltd/The
(d)
55,001 569
Ajinomoto Co Inc 34,600 721
Associated British Foods PLC 26,399 736
Barry Callebaut AG 224 483
Calbee Inc 6,400 189
Carrefour SA 45,440 744
Chocoladefabriken Lindt & Spruengli AG - PC 77 658
Chocoladefabriken Lindt & Spruengli AG - REG 8 716
Coles Group Ltd 98,847 1,292
Danone SA 45,793 2,953
Etablissements Franz Colruyt NV 4,107 245
HelloFresh SE
(d)
10,950 646
ICA Gruppen AB 7,454 361
J Sainsbury PLC 131,801 368
Jardine Strategic Holdings Ltd 16,430 391
Jeronimo Martins SGPS SA 18,654 320
Just Eat Takeaway.com NV
(d),(f)
9,368 997
Kerry Group PLC 11,783 1,652
Kesko Oyj 20,238 531
Kikkoman Corp 10,800 670
Kobe Bussan Co Ltd 9,100 319
Koninklijke Ahold Delhaize NV 81,566 2,332
MEIJI Holdings Co Ltd 8,500 602
Mowi ASA 32,572 660
Nestle SA 213,486 23,913
NH Foods Ltd 6,100 260
Nisshin Seifun Group Inc 14,595 237
Nissin Foods Holdings Co Ltd 4,700 388
Ocado Group PLC
(d)
36,024 1,059
Orkla ASA 55,656 533
Seven & i Holdings Co Ltd 55,900 1,763
Tesco PLC 725,710 2,184
Toyo Suisan Kaisha Ltd 6,500 320
WH Group Ltd
(f)
709,500 578
Wilmar International Ltd 142,400 443
Wm Morrison Supermarkets PLC
(e)
178,447 425
Woolworths Group Ltd 93,598 2,540
Yakult Honsha Co Ltd 9,500 451
Yamazaki Baking Co Ltd 8,900 148
$ 54,397
Food Service - 0 .25%
Compass Group PLC 132,186 2,326
Sodexo SA 6,557 541
$ 2,867
Forest Products & Paper - 0 .40%
Mondi PLC 35,981 787
Oji Holdings Corp 63,800 289
Smurfit Kappa Group PLC 18,160 773
Stora Enso Oyj 43,109 727
Svenska Cellulosa AB SCA
(d)
44,896 729
UPM-Kymmene Oyj 39,551 1,298
$ 4,603
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .40%
Enagas SA 18,444 $ 451
Hong Kong & China Gas Co Ltd 789,321 1,208
Naturgy Energy Group SA 21,878 505
Osaka Gas Co Ltd 27,700 531
Snam SpA 149,426 844
Toho Gas Co Ltd 5,400 354
Tokyo Gas Co Ltd 27,800 623
$ 4,516
Hand & Machine Tools - 0 .40%
Amada Co Ltd 23,900 229
Disco Corp 2,100 668
Fuji Electric Co Ltd 9,400 333
Makita Corp 16,600 857
Schindler Holding AG - PC 3,017 827
Schindler Holding AG - REG 1,492 396
Techtronic Industries Co Ltd 101,500 1,296
$ 4,606
Healthcare - Products - 2 .24%
Alcon Inc
(d)
36,437 2,327
Ambu A/S
(e)
12,111 405
Asahi Intecc Co Ltd 14,400 528
Carl Zeiss Meditec AG 2,983 397
Cochlear Ltd 4,872 789
Coloplast A/S 8,804 1,316
Demant A/S
(d)
8,027 303
DiaSorin SpA 1,866 394
EssilorLuxottica SA
(d)
21,077 3,047
Fisher & Paykel Healthcare Corp Ltd 42,604 1,073
GN Store Nord AS 9,489 772
Koninklijke Philips NV
(d)
67,511 3,479
Olympus Corp 86,500 1,867
QIAGEN NV
(d)
17,104 824
Sartorius Stedim Biotech 2,050 739
Siemens Healthineers AG
(f)
19,916 915
Smith & Nephew PLC 64,875 1,253
Sonova Holding AG
(d)
4,056 1,007
Straumann Holding AG 767 885
Sysmex Corp 12,500 1,309
Terumo Corp 47,900 1,901
$ 25,530
Healthcare - Services - 0 .88%
BioMerieux 3,070 442
Eurofins Scientific SE
(d)
9,824 804
Fresenius Medical Care AG & Co KGaA 15,802 1,329
Fresenius SE & Co KGaA 30,983 1,385
Lonza Group AG 5,518 3,472
NMC Health PLC
(d),(g),(h)
7,238 —
Orpea SA
(d)
3,831 478
PeptiDream Inc
(d)
6,900 351
Ramsay Health Care Ltd 13,569 628
Ryman Healthcare Ltd 29,641 306
Sonic Healthcare Ltd 33,534 811
$ 10,006
Holding Companies - Diversified - 0 .24%
CK Hutchison Holdings Ltd 199,632 1,448
Jardine Matheson Holdings Ltd 16,209 857
Swire Pacific Ltd 36,500 209
Washington H Soul Pattinson & Co Ltd 7,984 171
$ 2,685
Home Builders - 0 .47%
Barratt Developments PLC
(d)
75,459 619
Berkeley Group Holdings PLC 9,316 569
Daiwa House Industry Co Ltd 42,000 1,284
Iida Group Holdings Co Ltd 10,820 217
Persimmon PLC 23,635 829
Sekisui Chemical Co Ltd 26,400 455
Sekisui House Ltd 45,700 819
Taylor Wimpey PLC
(d)
270,056 550
$ 5,342

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1 .06%
Electrolux AB 16,715 $ 401
Hoshizaki Corp 3,800 374
Panasonic Corp 163,700 1,736
Rational AG 379 337
SEB SA 1,678 297
Sharp Corp/Japan
(e)
15,700 210
Sony Corp 93,500 8,713
$ 12,068
Insurance - 4 .93%
Admiral Group PLC 14,163 533
Aegon NV 132,595 491
Ageas SA/NV 12,976 635
AIA Group Ltd 896,200 9,835
Allianz SE 30,914 7,246
Assicurazioni Generali SpA 81,752 1,397
Aviva PLC 291,050 1,232
AXA SA 143,326 3,351
Baloise Holding AG 3,436 592
CNP Assurances
(d)
12,720 202
Dai-ichi Life Holdings Inc 79,900 1,259
Direct Line Insurance Group PLC 101,115 397
Gjensidige Forsikring ASA 14,821 323
Hannover Rueck SE 4,468 747
Insurance Australia Group Ltd 180,788 682
Japan Post Holdings Co Ltd 116,700 864
Japan Post Insurance Co Ltd 16,600 276
Legal & General Group PLC 442,146 1,460
M&G PLC 192,657 478
Medibank Pvt Ltd 204,075 427
MS&AD Insurance Group Holdings Inc 33,000 960
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
10,381 2,877
NN Group NV 21,360 863
Phoenix Group Holdings PLC 40,719 386
Prudential PLC 193,320 2,973
QBE Insurance Group Ltd 108,871 797
RSA Insurance Group PLC 76,663 681
Sampo Oyj 34,905 1,500
SCOR SE
(d)
11,750 400
Sompo Holdings Inc 24,950 953
Suncorp Group Ltd 94,823 703
Swiss Life Holding AG 2,254 1,006
Swiss Re AG 21,175 1,935
T&D Holdings Inc 39,800 463
Tokio Marine Holdings Inc 46,900 2,322
Tryg A/S 11,193 325
Zurich Insurance Group AG 11,149 4,521
$ 56,092
Internet - 1 .41%
Adevinta ASA - B Shares
(d)
17,778 291
Auto Trader Group PLC
(f)
71,574 532
CyberAgent Inc 7,400 506
Delivery Hero SE
(d),(f)
9,590 1,166
Iliad SA 1,097 222
Kakaku.com Inc 9,900 277
LINE Corp
(d)
2,600 134
M3 Inc 32,700 3,009
Mercari Inc
(d)
6,300 288
MonotaRO Co Ltd 9,200 560
Prosus NV
(d)
36,118 3,915
Rakuten Inc 63,700 712
Scout24 AG
(f)
7,974 608
SEEK Ltd 24,851 472
Trend Micro Inc/Japan 9,800 531
United Internet AG 7,908 315
Wix.com Ltd
(d)
4,083 1,043
Z Holdings Corp 196,700 1,240
ZOZO Inc 8,000 199
$ 16,020
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0 .61%
Eurazeo SE
(d)
2,914 $ 180
EXOR NV 8,037 562
Groupe Bruxelles Lambert SA 8,371 816
Industrivarden AB - A Shares
(d)
7,916 245
Industrivarden AB - C Shares
(d)
11,834 362
Investor AB 33,753 2,343
Kinnevik AB - Class B
(d)
17,927 893
L E Lundbergforetagen AB
(d)
5,633 289
Melrose Industries PLC
(d)
360,002 720
Sofina SA 1,143 363
Wendel SE 1,987 225
$ 6,998
Iron & Steel - 0 .43%
ArcelorMittal SA
(d)
53,119 966
BlueScope Steel Ltd 37,247 466
Evraz PLC 37,814 190
Fortescue Metals Group Ltd 125,486 1,672
Hitachi Metals Ltd 15,800 231
JFE Holdings Inc
(d)
36,500 333
Nippon Steel Corp
(d)
59,777 728
voestalpine AG 8,601 275
$ 4,861
Leisure Products & Services - 0 .20%
Shimano Inc 5,500 1,301
Yamaha Corp 9,900 563
Yamaha Motor Co Ltd 20,700 397
$ 2,261
Lodging - 0 .43%
Accor SA
(d)
13,552 465
City Developments Ltd 33,600 193
Crown Resorts Ltd 27,599 196
Galaxy Entertainment Group Ltd 160,000 1,214
InterContinental Hotels Group PLC
(d)
12,859 793
Melco Resorts & Entertainment Ltd ADR 15,912 289
Sands China Ltd 179,600 734
SJM Holdings Ltd 147,000 172
Whitbread PLC
(d)
14,956 600
Wynn Macau Ltd
(d)
115,200 196
$ 4,852
Machinery - Construction & Mining - 0 .97%
Epiroc AB - A Shares 48,835 812
Epiroc AB - B Shares 28,898 459
Hitachi Construction Machinery Co Ltd 7,900 218
Hitachi Ltd 71,700 2,721
Komatsu Ltd 64,900 1,583
Mitsubishi Electric Corp 135,300 1,982
Mitsubishi Heavy Industries Ltd 23,700 532
Sandvik AB
(d)
83,657 1,887
Siemens Energy AG
(d)
29,613 880
$ 11,074
Machinery - Diversified - 2 .45%
Atlas Copco AB - A Shares 49,761 2,517
Atlas Copco AB - B Shares 28,916 1,281
CNH Industrial NV
(d)
75,829 826
Daifuku Co Ltd 7,600 879
FANUC Corp 14,300 3,508
GEA Group AG 11,369 389
Harmonic Drive Systems Inc 2,800 223
Hexagon AB 20,856 1,738
Husqvarna AB 30,976 332
Keyence Corp 13,560 6,914
KION Group AG 4,814 369
KION Group AG - Rights
(d)
4,922 2
Kone Oyj 25,187 2,111
Kubota Corp 76,900 1,519
Miura Co Ltd 6,400 337
Nabtesco Corp 8,300 341
SMC Corp/Japan 4,200 2,671
Spirax-Sarco Engineering PLC 5,464 805

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
THK Co Ltd 8,900 $ 275
Yaskawa Electric Corp 17,800 854
$ 27,891
Media - 0 .49%
Bollore SA 65,509 254
Informa PLC 111,311 780
Pearson PLC 55,800 475
Schibsted ASA - A Shares
(d)
5,601 229
Schibsted ASA - B Shares
(d)
7,264 264
Vivendi SA 61,495 1,844
Wolters Kluwer NV 20,232 1,694
$ 5,540
Metal Fabrication & Hardware - 0 .16%
MISUMI Group Inc 21,000 659
NSK Ltd 26,500 214
SKF AB 28,217 697
Tenaris SA 34,993 271
$ 1,841
Mining - 2 .38%
Anglo American PLC 90,906 2,647
Antofagasta PLC 29,222 483
BHP Group Ltd 218,292 6,087
BHP Group PLC 156,508 3,539
Boliden AB 20,269 701
Evolution Mining Ltd 120,265 439
Fresnillo PLC 13,650 192
Glencore PLC
(d)
740,510 2,088
Newcrest Mining Ltd 60,471 1,197
Norsk Hydro ASA 99,656 403
Northern Star Resources Ltd 54,884 510
Rio Tinto Ltd 27,508 2,052
Rio Tinto PLC 83,145 5,428
South32 Ltd 359,114 633
Sumitomo Metal Mining Co Ltd 17,300 642
$ 27,041
Miscellaneous Manufacturers - 1 .04%
Alfa Laval AB
(d)
23,313 589
Alstom SA
(d),(e)
14,195 766
Alstom SA - Rights
(d)
14,608 82
JSR Corp 15,000 415
Knorr-Bremse AG 5,375 688
Orica Ltd 30,082 357
Siemens AG 56,688 7,567
Smiths Group PLC 29,360 564
Toshiba Corp 28,700 801
$ 11,829
Office & Business Equipment - 0 .30%
Canon Inc 74,100 1,313
FUJIFILM Holdings Corp 26,700 1,436
Ricoh Co Ltd 49,700 331
Seiko Epson Corp 20,700 309
$ 3,389
Oil & Gas - 3 .00%
Ampol Ltd 18,505 416
BP PLC 1,501,555 4,875
DCC PLC 7,301 550
ENEOS Holdings Inc 227,530 777
Eni SpA 188,509 1,877
Equinor ASA 72,420 1,127
Galp Energia SGPS SA 37,145 399
Idemitsu Kosan Co Ltd 14,381 298
Inpex Corp 75,900 420
Lundin Energy AB 13,772 329
Neste Oyj 31,351 2,095
Oil Search Ltd 146,273 386
OMV AG 10,914 366
Repsol SA 108,466 1,040
Royal Dutch Shell PLC - A Shares 303,907 5,095
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Royal Dutch Shell PLC - B Shares 274,633 $ 4,411
Santos Ltd 131,206 586
TOTAL SE 186,768 7,927
Woodside Petroleum Ltd 70,720 1,154
$ 34,128
Pharmaceuticals - 8 .55%
Alfresa Holdings Corp 13,900 278
Amplifon SpA
(d)
9,225 369
Astellas Pharma Inc 138,100 1,967
AstraZeneca PLC 97,242 10,175
Bayer AG 72,799 4,194
Chugai Pharmaceutical Co Ltd 49,800 2,409
Daiichi Sankyo Co Ltd 126,100 4,465
Eisai Co Ltd 18,700 1,409
Galapagos NV
(d)
3,143 385
GlaxoSmithKline PLC 371,791 6,748
Grifols SA 22,105 627
Hikma Pharmaceuticals PLC 12,809 443
Hisamitsu Pharmaceutical Co Inc 3,800 223
Ipsen SA 2,795 268
Kobayashi Pharmaceutical Co Ltd 3,700 444
Kyowa Kirin Co Ltd 20,000 542
Medipal Holdings Corp 13,600 255
Merck KGaA 9,578 1,529
Nippon Shinyaku Co Ltd 3,400 244
Novartis AG 164,531 14,896
Novo Nordisk A/S 127,598 8,552
Ono Pharmaceutical Co Ltd 27,400 868
Orion Oyj 7,845 369
Otsuka Holdings Co Ltd 29,000 1,176
Recordati Industria Chimica e Farmaceutica SpA 7,749 415
Roche Holding AG 52,061 17,099
Sanofi 83,959 8,463
Santen Pharmaceutical Co Ltd 26,600 442
Shionogi & Co Ltd 19,600 1,049
Sumitomo Dainippon Pharma Co Ltd 13,200 167
Suzuken Co Ltd/Aichi Japan 4,900 187
Taisho Pharmaceutical Holdings Co Ltd 2,600 165
Takeda Pharmaceutical Co Ltd 116,800 4,178
Teva Pharmaceutical Industries Ltd ADR
(d)
81,199 772
UCB SA 9,369 1,003
Vifor Pharma AG 3,372 496
$ 97,271
Pipelines - 0 .08%
APA Group 87,432 663
Koninklijke Vopak NV 5,211 273
$ 936
Private Equity - 0 .26%
3i Group PLC 72,110 1,020
EQT AB 17,656 394
Partners Group Holding AG 1,385 1,493
$ 2,907
Real Estate - 1 .57%
Aeon Mall Co Ltd 7,550 121
Aroundtown SA 74,032 512
Azrieli Group Ltd 3,146 193
CapitaLand Ltd 195,500 453
CK Asset Holdings Ltd 191,132 1,044
Daito Trust Construction Co Ltd 4,900 479
Deutsche Wohnen SE 25,331 1,270
ESR Cayman Ltd
(d),(f)
124,600 375
Fastighets AB Balder
(d)
7,503 375
Hang Lung Properties Ltd 149,000 368
Henderson Land Development Co Ltd 106,982 450
Hongkong Land Holdings Ltd 86,474 351
Hulic Co Ltd 22,400 226
LEG Immobilien AG 5,288 752
Mitsubishi Estate Co Ltd 87,700 1,509
Mitsui Fudosan Co Ltd 68,000 1,419

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
New World Development Co Ltd 112,750 $ 571
Nomura Real Estate Holdings Inc 8,500 183
REA Group Ltd 3,904 416
Sino Land Co Ltd 233,073 318
Sumitomo Realty & Development Co Ltd 23,000 748
Sun Hung Kai Properties Ltd 96,500 1,283
Swire Properties Ltd 86,600 264
Swiss Prime Site AG 5,631 507
Tokyu Fudosan Holdings Corp 45,300 219
UOL Group Ltd 34,300 187
Vonovia SE 38,638 2,642
Wharf Real Estate Investment Co Ltd 123,000 572
$ 17,807
REITs - 1 .37%
Ascendas Real Estate Investment Trust 238,150 526
Ascendas Real Estate Investment Trust - Rights
(d)
8,622 —
British Land Co PLC/The 65,237 408
CapitaLand Integrated Commercial Trust 335,856 484
Covivio 3,854 314
Daiwa House REIT Investment Corp 147 353
Dexus 80,860 579
Gecina SA 3,398 517
GLP J-Reit
(d)
280 421
Goodman Group 122,968 1,687
GPT Group/The 144,345 499
Japan Real Estate Investment Corp 98 508
Japan Retail Fund Investment Corp 193 306
Klepierre SA 14,447 319
Land Securities Group PLC 52,198 456
Link REIT 153,200 1,339
Mapletree Commercial Trust 159,500 241
Mapletree Logistics Trust 214,200 313
Mirvac Group 291,753 551
Nippon Building Fund Inc 109 601
Nippon Prologis REIT Inc
(d)
156 489
Nomura Real Estate Master Fund Inc 315 409
Orix JREIT Inc 195 291
Scentre Group 384,613 787
Segro PLC 88,252 1,068
Stockland 176,726 587
Suntec Real Estate Investment Trust 146,300 164
Unibail-Rodamco-Westfield 10,263 722
United Urban Investment Corp 220 248
Vicinity Centres 286,729 346
$ 15,533
Retail - 2 .23%
ABC-Mart Inc 2,400 125
Aeon Co Ltd 48,500 1,441
Cie Financiere Richemont SA 38,682 3,231
Cie Financiere Richemont SA - Warrants
(d)
77,430 15
Cosmos Pharmaceutical Corp 1,500 259
Fast Retailing Co Ltd 4,300 3,523
Hennes & Mauritz AB
(d)
59,531 1,268
Industria de Diseno Textil SA 80,833 2,683
JD Sports Fashion PLC
(d)
32,454 333
Kingfisher PLC
(d)
156,364 568
Lawson Inc 3,700 168
Marui Group Co Ltd 14,000 255
McDonald's Holdings Co Japan Ltd 4,900 238
Moncler SpA
(d)
14,359 708
Next PLC 9,853 851
Nitori Holdings Co Ltd 6,000 1,276
Pan Pacific International Holdings Corp 30,500 720
Pandora A/S 7,411 743
Ryohin Keikaku Co Ltd 17,600 361
Shimamura Co Ltd 1,700 175
Sundrug Co Ltd 5,300 222
Swatch Group AG/The - BR 2,145 528
Swatch Group AG/The - REG 3,900 187
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Tsuruha Holdings Inc 2,800 $ 411
USS Co Ltd 16,200 338
Welcia Holdings Co Ltd 7,000 282
Wesfarmers Ltd 84,020 3,045
Yamada Holdings Co Ltd 53,700 255
Zalando SE
(d),(f)
11,334 1,151
$ 25,360
Semiconductors - 2 .34%
Advantest Corp 14,800 1,029
ASM Pacific Technology Ltd 22,700 283
ASML Holding NV 31,542 13,704
Hamamatsu Photonics KK 10,300 579
Infineon Technologies AG 96,769 3,414
Lasertec Corp 5,600 589
Renesas Electronics Corp
(d)
57,300 508
Rohm Co Ltd 6,500 541
STMicroelectronics NV 47,233 1,861
SUMCO Corp 19,400 392
Tokyo Electron Ltd 11,100 3,772
$ 26,672
Shipbuilding - 0 .03%
Wartsila OYJ Abp 32,887 309
Software - 1 .62%
AVEVA Group PLC 4,795 216
AVEVA Group PLC - Rights
(d)
3,729 56
Capcom Co Ltd 6,500 368
Dassault Systemes SE 9,792 1,808
Koei Tecmo Holdings Co Ltd 3,300 175
Konami Holdings Corp 6,900 360
Nemetschek SE 4,283 338
Nexon Co Ltd 36,000 1,086
Oracle Corp Japan 2,900 322
Sage Group PLC/The 80,840 648
SAP SE 77,380 9,341
Square Enix Holdings Co Ltd 6,800 416
TeamViewer AG
(d),(f)
11,173 533
Temenos AG 4,943 623
TIS Inc 16,600 330
Ubisoft Entertainment SA
(d)
6,784 643
WiseTech Global Ltd 10,803 244
Xero Ltd
(d)
8,996 875
$ 18,382
Telecommunications - 3 .79%
Altice Europe NV
(d)
47,018 247
BT Group PLC 661,373 1,024
Deutsche Telekom AG 246,981 4,459
Elisa Oyj 10,541 566
Hikari Tsushin Inc 1,500 360
HKT Trust & HKT Ltd 279,980 366
KDDI Corp 119,700 3,406
Koninklijke KPN NV 264,721 788
Nice Ltd
(d)
4,648 1,131
Nippon Telegraph & Telephone Corp 95,400 2,256
Nokia OYJ
(d)
418,960 1,671
Orange SA 147,835 1,871
PCCW Ltd 315,000 191
Proximus SADP 11,272 235
SES SA 28,415 257
Singapore Telecommunications Ltd 605,100 1,072
SoftBank Corp 212,800 2,622
SoftBank Group Corp 116,200 8,008
Spark New Zealand Ltd 136,128 435
Swisscom AG 1,920 1,016
Tele2 AB 37,006 478
Telecom Italia SpA/Milano 619,613 292
Telecom Italia SpA/Milano - RSP 446,666 229
Telefonaktiebolaget LM Ericsson 216,285 2,655
Telefonica Deutschland Holding AG 77,148 213
Telefonica SA 355,359 1,553

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telenor ASA 51,852 $ 882
Telia Co AB 181,829 773
Telstra Corp Ltd 308,458 696
TPG Telecom Ltd
(d)
27,523 155
Vodafone Group PLC 1,987,686 3,243
$ 43,150
Textiles - 0 .02%
Teijin Ltd 13,200 225
Toys, Games & Hobbies - 0 .53%
Bandai Namco Holdings Inc 14,800 1,347
Nintendo Co Ltd 8,300 4,709
$ 6,056
Transportation - 1 .78%
AP Moller - Maersk A/S - A 236 446
AP Moller - Maersk A/S - B
(e)
455 928
Aurizon Holdings Ltd 141,878 442
Central Japan Railway Co 10,700 1,360
Deutsche Post AG 73,302 3,536
DSV PANALPINA A/S 15,340 2,416
East Japan Railway Co 22,400 1,385
Getlink SE
(d)
32,606 540
Hankyu Hanshin Holdings Inc 17,000 554
Keihan Holdings Co Ltd 7,100 334
Keikyu Corp 16,300 279
Keio Corp 7,600 539
Keisei Electric Railway Co Ltd 9,600 321
Kintetsu Group Holdings Co Ltd 12,700 563
Kuehne + Nagel International AG 4,002 906
Kyushu Railway Co 11,000 231
MTR Corp Ltd 114,000 617
Nagoya Railroad Co Ltd 13,800 380
Nippon Express Co Ltd 5,400 360
Nippon Yusen KK 11,300 245
Odakyu Electric Railway Co Ltd 21,900 663
Poste Italiane SpA
(f)
38,715 398
Seibu Holdings Inc 15,500 153
SG Holdings Co Ltd 23,800 712
Tobu Railway Co Ltd 14,000 419
Tokyu Corp 37,000 448
West Japan Railway Co 12,100 551
Yamato Holdings Co Ltd 22,900 577
$ 20,303
Water - 0 .23%
Severn Trent PLC 17,691 559
Suez SA 25,610 490
United Utilities Group PLC 50,530 602
Veolia Environnement SA 39,934 916
$ 2,567
TOTAL COMMON STOCKS $ 1,110,572
PREFERRED STOCKS - 0 .55 % Shares Held Value (000's)
Automobile Manufacturers - 0 .29%
Bayerische Motoren Werke AG 2.52% 4,215 $ 277
Porsche Automobil Holding SE 2.21% 11,347 721
Volkswagen AG 4.86% 13,753 2,308
$ 3,306
Chemicals - 0 .03%
FUCHS PETROLUB SE 0.97% 5,151 293
Consumer Products - 0 .12%
Henkel AG & Co KGaA 1.85% 13,203 1,420
Electronics - 0 .11%
Sartorius AG 0.36% 2,636 1,202
TOTAL PREFERRED STOCKS $ 6,221
Total Investments $ 1,140,149
Other Assets and Liabilities -  (0.22)% (2,535)
TOTAL NET ASSETS - 100.00% $ 1,137,614
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,362 or
0.65% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,371 or 1.79% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 25 .01%
United Kingdom 12 .11%
France 10 .75%
Switzerland 9 .81%
Germany 8 .98%
Australia 6 .99%
Netherlands 4 .71%
Sweden 3 .14%
Hong Kong 3 .11%
Spain 2 .46%
Denmark 2 .44%
Italy 2 .09%
United States 2 .05%
Finland 1 .23%
Ireland 1 .04%
Singapore 1 .04%
Belgium 0 .89%
Norway 0 .60%
Israel 0 .59%
New Zealand 0 .39%
Luxembourg 0 .25%
Portugal 0 .16%
Austria 0 .15%
Macao 0 .08%
Isle of Man 0 .05%
Chile 0 .04%
Jordan 0 .04%
Mexico 0 .02%
United Arab Emirates 0 .00%
Other Assets and Liabilities
( 0 .22 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Equity Index Fund
November 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,634 $ 83,911 $ 88,866 $ 5,679
$ 10,634 $ 83,911 $ 88,866 $ 5,679
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2020 Long 25 $ 2,541 $ (34)
Total $ (34)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .59 % Shares Held Value (000's)
Money Market Funds - 4 .59%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
22,436,333 $ 22,436
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
28,468,571 28,469
$ 50,905
TOTAL INVESTMENT COMPANIES $ 50,905
COMMON STOCKS - 97 .54 % Shares Held Value (000's)
Advertising - 0 .86%
Future PLC 137,254 $ 3,057
Stroeer SE & Co KGaA 72,444 6,472
$ 9,529
Aerospace & Defense - 0 .38%
CAE Inc 61,100 1,478
Ultra Electronics Holdings PLC 97,635 2,708
$ 4,186
Agriculture - 0 .34%
Genus PLC 68,325 3,777
Airlines - 0 .28%
Wizz Air Holdings Plc
(d),(e)
51,471 3,082
Apparel - 1 .06%
boohoo Group PLC
(d)
1,974,765 8,285
Puma SE
(d)
34,947 3,463
$ 11,748
Automobile Parts & Equipment - 2 .32%
Faurecia SE
(d)
129,719 6,426
FCC Co Ltd 99,400 1,888
Rheinmetall AG 77,753 6,904
Toyoda Gosei Co Ltd 260,800 7,067
TS Tech Co Ltd 117,800 3,445
$ 25,730
Banks - 3 .78%
Banca Mediolanum SpA
(d)
725,066 6,628
BAWAG Group AG
(d),(e)
95,433 4,312
Cembra Money Bank AG 42,337 4,902
Chiba Bank Ltd/The 936,900 5,278
Israel Discount Bank Ltd 1,785,157 6,038
Mediobanca Banca di Credito Finanziario SpA
(d)
806,290 7,233
Paragon Banking Group PLC 395,415 2,124
Shinsei Bank Ltd 462,400 5,465
$ 41,980
Beverages - 1 .01%
Carlsberg AS 20,099 2,994
Royal Unibrew A/S 78,394 8,183
$ 11,177
Building Materials - 2 .06%
Buzzi Unicem SpA
(f)
318,346 7,790
Ibstock PLC
(d),(e)
1,143,020 2,944
ROCKWOOL International A/S 21,701 7,914
Wienerberger AG 153,093 4,251
$ 22,899
Chemicals - 2 .96%
Arkema SA 71,821 8,364
Denka Co Ltd 247,600 7,640
Koninklijke DSM NV 19,302 3,152
Lintec Corp 137,500 2,832
Sumitomo Bakelite Co Ltd 154,700 4,756
Zeon Corp 490,700 6,057
$ 32,801
Commercial Services - 1 .79%
Dai Nippon Printing Co Ltd 133,700 2,494
Loomis AB 224,757 6,437
Nishio Rent All Co Ltd 91,300 1,774
Nuvei Corp
(d),(e)
34,053 1,570
QinetiQ Group PLC 642,930 2,500
Rentokil Initial PLC
(d)
545,135 3,609
Sixt SE
(d)
12,646 1,448
$ 19,832
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 5 .67%
Appen Ltd 291,779 $ 6,751
Computacenter PLC 126,883 3,741
CyberArk Software Ltd
(d)
51,758 5,945
Indra Sistemas SA
(d)
269,824 2,174
Keywords Studios PLC
(d)
122,957 3,748
Logitech International SA 49,088 4,375
MCJ Co Ltd 289,800 2,670
NEC Corp 83,600 4,504
NEC Networks & System Integration Corp 204,800 3,617
NET One Systems Co Ltd 93,000 3,305
Nomura Research Institute Ltd 145,000 4,903
NSD Co Ltd 133,300 2,545
S&T AG
(d),(f)
146,980 3,366
Softcat PLC 181,111 2,730
Sopra Steria Group
(d)
24,980 3,787
Teleperformance 14,178 4,715
$ 62,876
Distribution & Wholesale - 1 .67%
Inchcape PLC
(d)
562,788 4,480
Seven Group Holdings Ltd
(f)
475,811 7,677
Toromont Industries Ltd 93,004 6,362
$ 18,519
Diversified Financial Services - 2 .74%
DWS Group GmbH & Co KGaA
(e)
76,414 2,976
Euronext NV
(e)
52,731 5,613
IG Group Holdings PLC 678,211 7,225
Mitsubishi UFJ Lease & Finance Co Ltd 1,398,700 6,417
TP ICAP PLC 641,484 1,803
Zenkoku Hosho Co Ltd 140,300 6,402
$ 30,436
Electric - 2 .42%
Capital Power Corp 261,700 6,698
Hera SpA 1,754,270 6,395
Iren SpA 1,816,476 4,873
Northland Power Inc
(f)
260,500 8,928
$ 26,894
Electrical Components & Equipment - 1 .56%
Prysmian SpA 270,690 8,910
Signify NV
(d),(e)
199,239 8,398
$ 17,308
Electronics - 1 .45%
Anritsu Corp
(f)
336,400 7,675
Halma PLC 124,489 3,663
Mycronic AB 180,674 4,783
$ 16,121
Energy - Alternate Sources - 0 .65%
Vestas Wind Systems A/S 35,666 7,269
Engineering & Construction - 4 .84%
Balfour Beatty PLC
(d)
924,948 3,122
Downer EDI Ltd 1,774,177 6,741
Hazama Ando Corp 799,300 5,251
JGC Holdings Corp 519,300 4,623
Kajima Corp 559,800 7,344
KAWADA TECHNOLOGIES Inc 24,700 994
Kyowa Exeo Corp 306,000 7,859
Mirait Holdings Corp 132,600 1,986
Penta-Ocean Construction Co Ltd 1,058,800 7,858
SPIE SA 212,326 4,316
Stantec Inc 120,800 3,641
$ 53,735
Entertainment - 1 .74%
Flutter Entertainment PLC
(d)
23,858 4,347
GVC Holdings PLC 583,581 8,019
Kindred Group PLC
(d)
457,519 3,848
Tokyotokeiba Co Ltd 62,000 3,073
$ 19,287

Schedule of Investments
International Small Company Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3 .87%
AAK AB
(f)
213,588 $ 4,226
Empire Co Ltd 253,600 6,940
HelloFresh SE
(d)
134,210 7,920
J Sainsbury PLC 2,456,588 6,857
Morinaga Milk Industry Co Ltd 160,200 7,778
NH Foods Ltd 160,300 6,827
Sonae SGPS SA 3,018,831 2,431
$ 42,979
Forest Products & Paper - 0 .72%
Sumitomo Forestry Co Ltd 217,400 3,936
UPM-Kymmene Oyj 122,509 4,020
$ 7,956
Gas - 0 .48%
Rubis SCA 125,317 5,318
Healthcare - Products - 2 .23%
Ambu A/S
(f)
153,913 5,147
Carl Zeiss Meditec AG 18,390 2,445
ConvaTec Group PLC
(e)
1,978,426 5,442
GN Store Nord AS 90,144 7,337
Sartorius Stedim Biotech 12,069 4,352
$ 24,723
Healthcare - Services - 0 .99%
Evotec SE
(d),(f)
123,540 3,765
ICON PLC
(d)
37,202 7,250
$ 11,015
Home Builders - 0 .73%
Redrow PLC 982,081 6,755
Taylor Wimpey PLC
(d)
637,481 1,297
$ 8,052
Insurance - 2 .19%
ASR Nederland NV 245,044 9,081
Direct Line Insurance Group PLC 1,544,732 6,060
Phoenix Group Holdings PLC 644,336 6,102
SCOR SE
(d)
91,346 3,108
$ 24,351
Internet - 0 .57%
Scout24 AG
(e)
83,580 6,369
Investment Companies - 0 .73%
Kinnevik AB - Class B
(d)
162,686 8,104
Lodging - 0 .12%
NagaCorp Ltd 1,056,000 1,349
Machinery - Diversified - 3 .33%
ATS Automation Tooling Systems Inc
(d)
204,300 3,412
Bucher Industries AG 21,161 8,925
GEA Group AG 57,951 1,981
Husqvarna AB 628,472 6,731
KION Group AG 87,319 6,692
KION Group AG - Rights
(d)
87,757 31
Okuma Holdings Inc 117,400 6,747
Vesuvius PLC 372,643 2,406
$ 36,925
Media - 1 .08%
Nine Entertainment Co Holdings Ltd 4,274,320 7,190
ProSiebenSat.1 Media SE
(d)
334,206 4,846
$ 12,036
Metal Fabrication & Hardware - 0 .66%
Reliance Worldwide Corp Ltd 1,040,480 3,162
SKF AB 168,411 4,159
$ 7,321
Mining - 3 .73%
Equinox Gold Corp
(d),(f)
237,100 2,342
IGO Ltd 258,041 889
Lundin Mining Corp 1,249,500 9,987
NRW Holdings Ltd 1,489,823 2,879
OZ Minerals Ltd 815,792 9,767
Saracen Mineral Holdings Ltd
(d)
1,643,668 5,709
Silver Lake Resources Ltd
(d)
1,578,053 2,056
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
SSR Mining Inc
(d)
285,334 $ 5,282
Wesdome Gold Mines Ltd
(d)
286,400 2,514
$ 41,425
Miscellaneous Manufacturers - 0 .90%
Aalberts NV 107,624 4,643
Trelleborg AB
(d)
259,933 5,362
$ 10,005
Office & Business Equipment - 0 .90%
Canon Marketing Japan Inc 149,100 3,116
Ricoh Co Ltd 774,300 5,157
Sato Holdings Corp 86,100 1,665
$ 9,938
Oil & Gas - 2 .10%
Aker BP ASA 110,770 2,487
Beach Energy Ltd 5,405,204 6,902
DCC PLC 72,456 5,455
Parex Resources Inc
(d)
460,367 6,310
Tourmaline Oil Corp 155,300 2,162
$ 23,316
Packaging & Containers - 1 .54%
DS Smith PLC
(d)
1,597,863 6,993
SIG Combibloc Group AG
(d)
437,373 10,104
$ 17,097
Pharmaceuticals - 3 .00%
ALK-Abello A/S
(d)
8,573 3,042
Clinigen Group Plc 182,308 1,584
Dechra Pharmaceuticals PLC 108,978 4,859
Hikma Pharmaceuticals PLC 226,740 7,832
Nippon Shinyaku Co Ltd 72,000 5,162
Sawai Pharmaceutical Co Ltd 130,900 5,902
Ship Healthcare Holdings Inc 62,700 3,124
Towa Pharmaceutical Co Ltd 96,100 1,752
$ 33,257
Pipelines - 0 .54%
Keyera Corp
(f)
166,100 2,866
Koninklijke Vopak NV 58,828 3,085
$ 5,951
Private Equity - 0 .97%
Intermediate Capital Group PLC 400,392 8,636
JAFCO Group Co ltd 50,500 2,161
$ 10,797
Real Estate - 4 .33%
CA Immobilien Anlagen AG 66,138 2,291
Castellum AB 370,476 9,188
Entra ASA
(e),(f)
167,834 3,345
Hysan Development Co Ltd 1,390,000 5,594
Kojamo Oyj 155,324 3,232
LEG Immobilien AG 51,841 7,374
PSP Swiss Property AG 68,405 8,317
TAG Immobilien AG
(d)
87,273 2,609
UOL Group Ltd 1,118,100 6,088
$ 48,038
REITs - 6 .37%
alstria office REIT-AG 239,846 3,861
Canadian Apartment Properties REIT 65,400 2,576
Charter Hall Group 923,316 9,255
Cofinimmo SA 17,527 2,610
Frasers Logistics & Commercial Trust 3,593,400 3,687
GLP J-Reit
(d)
4,255 6,402
Granite Real Estate Investment Trust 59,700 3,519
Inmobiliaria Colonial Socimi SA 344,069 3,297
Japan Hotel REIT Investment Corp 9,217 4,518
Kenedix Office Investment Corp 955 6,041
Keppel DC REIT 2,341,600 4,901
Mapletree Industrial Trust 2,748,400 6,001
MCUBS MidCity Investment Corp 3,468 2,729
Mitsui Fudosan Logistics Park Inc 1,244 5,910
Summit Industrial Income REIT 290,700 2,966

Schedule of Investments
International Small Company Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Waypoint REIT 1,191,033 $ 2,350
$ 70,623
Retail - 7 .22%
ABC-Mart Inc 52,100 2,713
B&M European Value Retail SA 1,478,294 9,347
cocokara fine Inc 44,800 3,257
Cosmos Pharmaceutical Corp 39,900 6,891
Grafton Group PLC 408,649 4,629
JD Sports Fashion PLC
(d)
631,414 6,479
Man Wah Holdings Ltd 2,147,200 3,937
Moncler SpA
(d)
59,409 2,930
Ryohin Keikaku Co Ltd 419,100 8,601
Saizeriya Co Ltd 131,400 2,252
Seiko Holdings Corp 125,900 1,618
Seria Co Ltd 172,700 6,094
Shop Apotheke Europe NV
(d),(e)
22,845 3,589
Super Retail Group Ltd 575,673 4,165
Sushiro Global Holdings Ltd 304,600 9,712
Zur Rose Group AG
(d)
12,799 3,868
$ 80,082
Semiconductors - 1 .02%
ASM International NV 64,293 11,336
Shipbuilding - 0 .11%
Mitsui E&S Holdings Co Ltd
(d)
372,100 1,207
Software - 2 .42%
CompuGroup Medical SE & Co KgaA 33,249 3,294
Descartes Systems Group Inc/The
(d)
74,700 4,430
Kinaxis Inc
(d)
26,000 3,920
LINK Mobility Group Holding ASA
(d)
887,357 4,987
Open Text Corp 90,600 3,999
TIS Inc 311,500 6,186
$ 26,816
Telecommunications - 1 .93%
Bezeq The Israeli Telecommunication Corp Ltd
(d)
5,692,871 6,161
Eutelsat Communications SA
(f)
314,369 3,460
Proximus SADP 233,806 4,881
Spark New Zealand Ltd 2,148,223 6,869
$ 21,371
Transportation - 3 .18%
ComfortDelGro Corp Ltd 4,119,000 5,039
Kamigumi Co Ltd 336,100 5,800
Nippon Express Co Ltd 92,900 6,191
PostNL NV
(d)
1,143,847 3,895
Sankyu Inc 147,900 5,425
TFI International Inc 175,800 8,921
$ 35,271
TOTAL COMMON STOCKS $ 1,082,214
PREFERRED STOCKS - 0 .29 % Shares Held Value (000's)
Machinery - Diversified - 0 .29%
Jungheinrich AG 0.48% 73,858 $ 3,217
TOTAL PREFERRED STOCKS $ 3,217
Total Investments $ 1,136,336
Other Assets and Liabilities -  (2.42)% (26,860)
TOTAL NET ASSETS - 100.00% $ 1,109,476
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $43,166 or 3.89% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,640 or 4.29% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
Japan 24 .78%
United Kingdom 11 .62%
Canada 9 .09%
Germany 6 .80%
Australia 6 .51%
United States 4 .88%
Netherlands 4 .75%
Sweden 4 .41%
Italy 4 .03%
France 3 .94%
Switzerland 3 .92%
Denmark 3 .77%
Singapore 2 .32%
Ireland 2 .29%
Israel 1 .63%
Austria 1 .28%
Norway 0 .97%
Hong Kong 0 .86%
Isle of Man 0 .72%
Jordan 0 .71%
Belgium 0 .68%
Finland 0 .65%
New Zealand 0 .62%
Spain 0 .50%
Malta 0 .35%
Portugal 0 .22%
Cambodia 0 .12%
Other Assets and Liabilities
( 2 .42 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,884 $ 147,219 $ 153,634 $ 28,469
$ 34,884 $ 147,219 $ 153,634 $ 28,469
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Small Company Fund
November 30, 2020 (unaudited)
See accompanying notes.

(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .04 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .04%
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
435 $ 25
VanEck Vectors Short High Yield Muni ETF 1,000 25
$ 50
TOTAL INVESTMENT COMPANIES $ 50
MUNICIPAL BONDS - 99 .49%
Principal
Amount (000's) Value (000's)
Alabama - 3 .95%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 2,062
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,108
5.25%, 05/01/2044
(a)
2,000 2,247
$ 5,417
Arizona - 4 .19%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(a)
1,000 765
7.25%, 01/01/2054
(a)
1,000 860
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,774
Salt Verde Financial Corp
5.00%, 12/01/2032 1,000 1,337
$ 5,736
Arkansas - 0 .77%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 1,052
California - 3 .70%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 546
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,141
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(b)
500 506
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,009
La Verne Public Financing Authority
7.25%, 09/01/2026 430 431
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,433
$ 5,066
Colorado - 4 .88%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,045
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,306
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,137
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,095
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 528
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,500 1,583
$ 6,694
Connecticut - 1 .73%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
2,400 2,369
District of Columbia - 0 .81%
District of Columbia
4.00%, 07/01/2039 1,000 1,111
Florida - 3 .85%
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
2,999 3,517
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
$ 1,500 $ 1,464
Orange County Housing Finance Authority
7.00%, 10/01/2025 300 301
$ 5,282
Illinois - 14 .97%
City of Chicago IL
5.50%, 01/01/2042 300 318
5.50%, 01/01/2049 1,000 1,091
6.00%, 01/01/2038 1,900 2,143
7.46%, 02/15/2026 1,707 1,241
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 880
5.00%, 01/01/2039 1,200 1,369
Illinois Finance Authority
0.00%, 12/01/2042
(d)
300 199
4.00%, 10/01/2055 250 271
5.00%, 10/01/2035 250 314
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,138
5.00%, 06/15/2029 1,000 1,144
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(c)
4,991 5,843
Metropolitan Pier & Exposition Authority
4.00%, 06/15/2050 500 511
5.00%, 06/15/2050 1,000 1,117
5.00%, 06/15/2057 500 546
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,165
State of Illinois
5.50%, 07/01/2027 1,150 1,227
$ 20,517
Indiana - 0 .93%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
1,000 962
Town of Shoals IN
7.25%, 11/01/2043 300 318
$ 1,280
Louisiana - 6 .90%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(a)
1,000 1,037
5.50%, 11/01/2039
(a)
800 865
5.65%, 11/01/2037
(a)
1,000 1,117
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(d)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
4,000 4,814
Parish of St John the Baptist LA
2.10%, 06/01/2037
(e)
1,000 1,017
Port New Orleans Board of Commissioners
5.00%, 04/01/2044 500 605
$ 9,455
Maine - 0 .81%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,114
Maryland - 0 .47%
City of Westminster MD
6.25%, 07/01/2044 600 650
Michigan - 3 .23%
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 1,000 1,095
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,168

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan (continued)
Michigan Strategic Fund
5.00%, 11/15/2043 $ 1,000 $ 1,081
5.00%, 11/15/2049 1,000 1,084
$ 4,428
Missouri - 1 .99%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(b)
400 521
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,113
Kansas City Industrial Development Authority
5.00%, 04/01/2046
(a)
1,100 1,089
$ 2,723
Montana - 1 .04%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,426
Nevada - 1 .84%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
1,396 1,653
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
1,000 874
$ 2,527
New Hampshire - 1 .84%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(e)
1,000 1,010
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,507
$ 2,517
New Jersey - 8 .08%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 261
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 584
5.00%, 06/15/2047 500 568
5.25%, 06/15/2040 55 67
5.25%, 06/15/2040 945 1,058
5.63%, 11/15/2030 1,500 1,591
5.75%, 09/15/2027 500 502
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,247
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,109
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(b)
500 655
State of New Jersey
4.00%, 06/01/2031 2,000 2,438
$ 11,080
New York - 4 .79%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 446
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,162
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,126
4.00%, 12/01/2038
(f)
300 337
4.00%, 12/01/2042
(f)
300 335
5.00%, 12/01/2030
(f)
350 438
5.00%, 12/01/2035
(f)
400 492
5.00%, 01/01/2036 1,000 1,133
5.38%, 08/01/2036 1,000 1,095
$ 6,564
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
North Carolina - 1 .26%
Charlotte-Mecklenburg Hospital Authority/The
0.12%, 01/15/2038
(e)
$ 800 $ 800
North Carolina Medical Care Commission
5.00%, 10/01/2050 800 930
$ 1,730
Ohio - 4 .22%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,000 3,371
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,098
5.00%, 07/01/2049
(a)
1,000 1,038
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(d),(g)
1,000 273
$ 5,780
Oklahoma - 1 .64%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,185
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,063
$ 2,248
Oregon - 0 .40%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(d)
1,000 550
Pennsylvania - 5 .17%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 487
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,292
5.00%, 06/01/2035 1,000 1,248
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,048
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(a)
1,000 973
5.50%, 11/01/2044 1,000 1,035
5.75%, 06/01/2036
(a)
1,000 999
$ 7,082
South Carolina - 0 .38%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 521
South Dakota - 0 .37%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 500
Tennessee - 2 .61%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,099
5.00%, 10/01/2035 500 512
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 1,000 1,172
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 798
$ 3,581
Texas - 6 .51%
Grand Parkway Transportation Corp
3.00%, 10/01/2050 1,250 1,300
North Texas Tollway Authority
5.00%, 01/01/2045 615 700
5.00%, 01/01/2048 500 587
Port Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,500 3,534

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 $ 2,100 $ 2,464
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 344
$ 8,929
Utah - 1 .05%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,435
Vermont - 1 .07%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(e)
1,300 1,463
Virginia - 1 .10%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(e)
1,500 1,511
Wisconsin - 2 .94%
Public Finance Authority
5.00%, 01/01/2024 500 553
5.00%, 12/01/2025 1,200 1,396
5.00%, 09/01/2039
(a)
1,000 1,120
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 70 68
6.00%, 07/01/2028 170 160
6.50%, 07/01/2033 300 272
7.00%, 07/01/2043 500 455
$ 4,024
TOTAL MUNICIPAL BONDS $ 136,362
Total Investments $ 136,412
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.40)%
Notes with interest rates of 0.14% - 0.41% at
November 30, 2020 and contractual maturity of
collateral from 2024-2026.
(h)
$ (6,023) (6,023)
Total Net Investments $ 130,389
Other Assets and Liabilities -  4.87% 6,668
TOTAL NET ASSETS - 100.00% $ 137,057
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,780 or 29.02% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See notes for additional information.
(d) Non-income producing security
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security purchased on a when-issued basis.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $273 or 0.20%
of net assets.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
November 30, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 85 .55%
General Obligation Unlimited 6 .32%
General Obligation Limited 2 .10%
Insured 2 .08%
Tax Allocation 1 .34%
Certificate Participation 0 .91%
Prerefunded 0 .82%
Special Tax 0 .37%
Investment Companies 0 .04%
Liability For Floating Rate Notes Issued ( 4 .40 ) %
Other Assets and Liabilities
4 .87%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .55 % Shares Held Value (000's)
Money Market Funds - 1 .55%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
22 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
27,224,074 27,224
$ 27,224
TOTAL INVESTMENT COMPANIES $ 27,224
COMMON STOCKS - 97 .12 % Shares Held Value (000's)
Aerospace & Defense - 1 .15%
Aselsan Elektronik Sanayi Ve Ticaret AS 9,139,800 $ 20,204
Apparel - 0 .78%
Shenzhou International Group Holdings Ltd 814,000 13,681
Automobile Parts & Equipment - 1 .54%
Hyundai Mobis Co Ltd 72,600 16,027
Weichai Power Co Ltd 5,338,800 10,903
$ 26,930
Banks - 4 .12%
Banco do Brasil SA 1,317,200 8,389
Bank Mandiri Persero Tbk PT 21,296,700 9,552
China Merchants Bank Co Ltd 5,212,600 33,039
Grupo Financiero Banorte SAB de CV
(d)
2,227,800 11,092
Sberbank of Russia PJSC ADR 772,300 10,188
$ 72,260
Beverages - 0 .62%
Kweichow Moutai Co Ltd 41,948 10,906
Building Materials - 3 .48%
Anhui Conch Cement Co Ltd 2,079,200 13,290
China National Building Material Co Ltd 6,751,900 8,852
China Resources Cement Holdings Ltd 10,588,200 13,150
Gansu Qilianshan Cement Group Co Ltd 3,286,944 7,615
Jiangxi Wannianqing Cement Co Ltd 3,599,949 8,115
Taiwan Cement Corp 6,657,441 10,019
$ 61,041
Chemicals - 1 .64%
Coromandel International Ltd 877,000 9,760
Hansol Chemical Co Ltd 52,937 7,481
Soulbrain Co Ltd/New
(d)
49,612 11,443
$ 28,684
Coal - 0 .52%
Shaanxi Coal Industry Co Ltd 5,721,968 9,076
Commercial Services - 1 .36%
China Yuhua Education Corp Ltd
(e)
13,150,269 12,419
New Oriental Education & Technology Group Inc
ADR
(d)
69,100 11,391
$ 23,810
Computers - 3 .93%
Asustek Computer Inc 1,606,300 14,011
Gigabyte Technology Co Ltd 3,650,400 10,053
Infosys Ltd ADR 2,082,818 31,701
Phison Electronics Corp 1,158,500 13,127
$ 68,892
Diversified Financial Services - 5 .13%
B3 SA - Brasil Bolsa Balcao 1,658,200 17,373
Chailease Holding Co Ltd 2,330,790 12,787
E.Sun Financial Holding Co Ltd 11,437,084 10,121
Hana Financial Group Inc 552,000 16,777
KB Financial Group Inc 302,000 12,485
Manappuram Finance Ltd 3,413,500 8,225
Muthoot Finance Ltd 786,800 12,205
$ 89,973
Electrical Components & Equipment - 2 .47%
Delta Electronics Inc 4,318,000 34,041
LG Innotek Co Ltd 65,500 9,200
$ 43,241
Electronics - 4 .75%
BYD Electronic International Co Ltd 3,420,700 16,920
Lotes Co Ltd 575,000 8,982
Luxshare Precision Industry Co Ltd 1,537,121 12,077
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Micro-Star International Co Ltd 3,899,800 $ 17,080
Radiant Opto-Electronics Corp 2,399,800 9,774
Tripod Technology Corp 1,963,600 8,445
Zhen Ding Technology Holding Ltd 2,305,300 9,991
$ 83,269
Engineering & Construction - 0 .42%
Daelim Industrial Co Ltd 101,850 7,371
Environmental Control - 0 .69%
China Conch Venture Holdings Ltd 2,557,400 12,108
Food - 2 .84%
BIM Birlesik Magazalar AS 1,233,800 11,053
Dino Polska SA
(d),(e)
276,100 18,598
Marfrig Global Foods SA
(d)
4,670,100 12,770
X5 Retail Group NV 203,700 7,290
$ 49,711
Gas - 1 .38%
ENN Energy Holdings Ltd 1,838,000 24,247
Home Furnishings - 0 .54%
E Ink Holdings Inc 6,590,600 9,500
Insurance - 2 .79%
BB Seguridade Participacoes SA 2,283,400 12,356
Cathay Financial Holding Co Ltd 6,022,000 8,535
PICC Property & Casualty Co Ltd 12,714,100 10,491
Ping An Insurance Group Co of China Ltd 1,485,300 17,469
$ 48,851
Internet - 22 .84%
Alibaba Group Holding Ltd ADR
(d)
552,700 145,559
Autohome Inc ADR 148,000 13,974
Baidu Inc ADR
(d)
120,000 16,679
JD.com Inc ADR
(d)
212,106 18,103
Meituan
(d)
683,700 25,568
Naspers Ltd 283,900 57,075
NCSoft Corp 14,400 10,581
Tencent Holdings Ltd 1,547,305 112,795
$ 400,334
Iron & Steel - 0 .56%
Kumba Iron Ore Ltd 289,600 9,843
Machinery - Construction & Mining - 1 .06%
Sany Heavy Industry Co Ltd 2,013,961 9,400
Zoomlion Heavy Industry Science and
Technology Co Ltd
8,712,100 9,096
$ 18,496
Mining - 2 .79%
Grupo Mexico SAB de CV 2,776,000 10,096
MMC Norilsk Nickel PJSC ADR 521,946 14,630
Polymetal International PLC 1,162,200 24,211
$ 48,937
Miscellaneous Manufacturers - 0 .62%
Elite Material Co Ltd 1,969,100 10,781
Oil & Gas - 1 .43%
Reliance Industries Ltd 969,700 25,075
Pharmaceuticals - 4 .15%
Alkem Laboratories Ltd 182,202 6,974
Aurobindo Pharma Ltd 784,500 9,119
Changchun High & New Technology Industry
Group Inc
180,352 10,043
Chong Kun Dang Pharmaceutical Corp 63,000 9,916
CSPC Pharmaceutical Group Ltd 15,506,688 15,073
Shanghai Fosun Pharmaceutical Group Co Ltd 1,792,000 7,517
Sino Biopharmaceutical Ltd 14,080,850 14,132
$ 72,774
Real Estate - 2 .31%
China Vanke Co Ltd 4,496,600 17,079
Country Garden Services Holdings Co Ltd 2,242,400 12,529
Longfor Group Holdings Ltd
(e)
1,655,400 10,818
$ 40,426

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 2 .19%
ANTA Sports Products Ltd 1,687,600 $ 22,901
Zhongsheng Group Holdings Ltd 2,060,900 15,495
$ 38,396
Semiconductors - 15 .18%
Novatek Microelectronics Corp 2,787,800 29,260
Parade Technologies Ltd 321,200 11,674
Realtek Semiconductor Corp 863,900 11,230
Samsung Electronics Co Ltd 27,690 41,947
Samsung Electronics Co Ltd 544,100 32,799
Taiwan Semiconductor Manufacturing Co Ltd 1,056,607 17,985
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,249,417 121,219
$ 266,114
Software - 3 .25%
HCL Technologies Ltd 3,544,100 39,122
NetEase Inc ADR 198,000 17,893
$ 57,015
Telecommunications - 0 .59%
Telekomunikasi Indonesia Persero Tbk PT 45,217,900 10,335
TOTAL COMMON STOCKS $ 1,702,281
PREFERRED STOCKS - 1 .57 % Shares Held Value (000's)
Banks - 1 .57%
Banco Bradesco SA 0.02% 6,017,570 $ 27,451
TOTAL PREFERRED STOCKS $ 27,451
Total Investments $ 1,756,956
Other Assets and Liabilities -  (0.24)% (4,172)
TOTAL NET ASSETS - 100.00% $ 1,752,784
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,835 or 2.39% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 40 .69%
Taiwan 21 .60%
Korea, Republic Of 10 .04%
India 8 .11%
Brazil 4 .47%
South Africa 3 .82%
Russian Federation 1 .83%
Turkey 1 .78%
Hong Kong 1 .56%
United States 1 .55%
Cyprus 1 .38%
Mexico 1 .21%
Indonesia 1 .14%
Poland 1 .06%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 77,485 $ 234,508 $ 284,769 $ 27,224
$ 77,485 $ 234,508 $ 284,769 $ 27,224
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .98 % Shares Held Value (000's)
Money Market Funds - 1 .98%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
31,349,601 $ 31,350
TOTAL INVESTMENT COMPANIES $ 31,350
COMMON STOCKS - 97 .93 % Shares Held Value (000's)
Advertising - 0 .84%
Interpublic Group of Cos Inc/The 594,736 $ 13,251
Automobile Parts & Equipment - 2 .28%
Linamar Corp 783,834 36,105
Banks - 10 .30%
Bank OZK 1,466,808 41,012
Cathay General Bancorp 721,640 20,387
Cullen/Frost Bankers Inc 234,966 19,716
East West Bancorp Inc 950,542 40,607
ServisFirst Bancshares Inc 676,610 25,562
Washington Trust Bancorp Inc 391,207 15,382
$ 162,666
Chemicals - 4 .20%
HB Fuller Co 216,610 11,335
Huntsman Corp 1,119,942 27,741
RPM International Inc 309,147 27,208
$ 66,284
Commercial Services - 0 .80%
John Wiley & Sons Inc 366,344 12,654
Computers - 2 .83%
Amdocs Ltd 395,349 26,018
Leidos Holdings Inc 185,964 18,726
$ 44,744
Consumer Products - 2 .23%
Avery Dennison Corp 236,115 35,261
Diversified Financial Services - 2 .30%
Federal Agricultural Mortgage Corp 185,886 12,584
Raymond James Financial Inc 261,671 23,799
$ 36,383
Electric - 2 .47%
ALLETE Inc 495,079 27,843
IDACORP Inc 75,775 6,864
Portland General Electric Co 104,381 4,319
$ 39,026
Electrical Components & Equipment - 3 .61%
Energizer Holdings Inc 560,920 23,497
Littelfuse Inc 139,676 33,596
$ 57,093
Electronics - 3 .21%
Hubbell Inc 146,234 23,630
nVent Electric PLC 1,175,501 27,036
$ 50,666
Engineering & Construction - 0 .41%
Comfort Systems USA Inc 127,648 6,432
Food - 1 .73%
Ingredion Inc 354,645 27,361
Gas - 0 .98%
ONE Gas Inc 75,213 5,955
Spire Inc 149,476 9,561
$ 15,516
Hand & Machine Tools - 5 .64%
Lincoln Electric Holdings Inc 246,004 28,290
MSA Safety Inc 214,292 32,024
Snap-on Inc 163,336 28,723
$ 89,037
Healthcare - Products - 6 .65%
CONMED Corp 332,034 33,831
Hill-Rom Holdings Inc 140,346 13,313
LeMaitre Vascular Inc 172,659 6,801
STERIS PLC 199,596 38,684
Teleflex Inc 32,437 12,415
$ 105,044
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 2 .27%
LCI Industries 284,617 $ 35,799
Insurance - 6 .08%
Assured Guaranty Ltd 697,519 21,016
Fidelity National Financial Inc 1,261,935 45,417
James River Group Holdings Ltd 651,180 29,681
$ 96,114
Leisure Products & Services - 5 .01%
Acushnet Holdings Corp 1,030,051 38,833
Brunswick Corp/DE 540,742 40,361
$ 79,194
Machinery - Diversified - 3 .96%
Albany International Corp 297,912 20,416
Crane Co 301,070 20,934
Nordson Corp 103,971 21,190
$ 62,540
Media - 0 .72%
Cable One Inc 5,725 11,339
Metal Fabrication & Hardware - 1 .92%
Timken Co/The 414,131 30,414
Miscellaneous Manufacturers - 1 .60%
Donaldson Co Inc 181,390 9,657
EnPro Industries Inc 221,288 15,670
$ 25,327
Oil & Gas - 2 .47%
Cimarex Energy Co 410,558 14,760
Diamondback Energy Inc 293,024 11,709
HollyFrontier Corp 537,236 12,566
$ 39,035
Packaging & Containers - 1 .50%
Packaging Corp of America 182,277 23,696
Pharmaceuticals - 0 .40%
Phibro Animal Health Corp 331,603 6,264
Pipelines - 0 .95%
Targa Resources Corp 636,857 14,966
REITs - 12 .21%
Agree Realty Corp 294,899 19,434
Camden Property Trust 85,983 8,498
CyrusOne Inc 440,817 30,818
EastGroup Properties Inc 153,144 20,878
Four Corners Property Trust Inc 619,740 17,359
Granite Real Estate Investment Trust 374,298 22,062
Medical Properties Trust Inc 1,064,266 20,647
National Health Investors Inc 169,071 10,932
STORE Capital Corp 804,849 26,206
Terreno Realty Corp 277,916 16,102
$ 192,936
Retail - 0 .40%
Papa John's International Inc 78,585 6,315
Semiconductors - 4 .61%
Kulicke & Soffa Industries Inc 406,329 12,373
MKS Instruments Inc 324,114 44,721
Monolithic Power Systems Inc 49,008 15,681
$ 72,775
Shipbuilding - 1 .16%
Huntington Ingalls Industries Inc 114,160 18,287
Software - 0 .45%
ManTech International Corp/VA 91,689 7,057
Toys, Games & Hobbies - 1 .74%
Hasbro Inc 295,818 27,520
TOTAL COMMON STOCKS $ 1,547,101
Total Investments $ 1,578,451
Other Assets and Liabilities -  0.09% 1,451
TOTAL NET ASSETS - 100.00% $ 1,579,902

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 30 .89%
Industrial 23 .01%
Consumer, Non-cyclical 11 .81%
Consumer, Cyclical 11 .70%
Technology 7 .89%
Basic Materials 4 .20%
Utilities 3 .45%
Energy 3 .42%
Money Market Funds 1 .98%
Communications 1 .56%
Other Assets and Liabilities
0 .09%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,508 $ 231,642 $ 215,800 $ 31,350
$ 15,508 $ 231,642 $ 215,800 $ 31,350
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .80 % Shares Held Value (000's)
Money Market Funds - 0 .80%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
75,603 $ 76
TOTAL INVESTMENT COMPANIES $ 76
COMMON STOCKS - 99 .76 % Shares Held Value (000's)
Airlines - 1 .35%
Allegiant Travel Co 756 $ 129
Apparel - 3 .25%
Crocs Inc
(b)
1,595 94
Deckers Outdoor Corp
(b)
661 168
Tapestry Inc 1,678 48
$ 310
Automobile Parts & Equipment - 2 .37%
Visteon Corp
(b)
1,870 226
Banks - 4 .75%
Pinnacle Financial Partners Inc 1,746 95
SVB Financial Group
(b)
1,036 357
$ 452
Beverages - 0 .48%
Boston Beer Co Inc/The
(b)
50 46
Biotechnology - 7 .62%
Arrowhead Pharmaceuticals Inc
(b)
1,175 73
Biohaven Pharmaceutical Holding Co Ltd
(b)
2,408 214
Blueprint Medicines Corp
(b)
440 48
CRISPR Therapeutics AG
(b)
481 61
Denali Therapeutics Inc
(b)
720 44
Fate Therapeutics Inc
(b)
1,406 82
Mirati Therapeutics Inc
(b)
393 94
Trillium Therapeutics Inc
(b)
2,557 51
Ultragenyx Pharmaceutical Inc
(b)
497 59
$ 726
Building Materials - 2 .46%
Masonite International Corp
(b)
992 99
Trex Co Inc
(b)
1,797 135
$ 234
Commercial Services - 0 .75%
ASGN Inc
(b)
906 71
Computers - 1 .53%
Crowdstrike Holdings Inc
(b)
551 84
Zscaler Inc
(b)
397 62
$ 146
Cosmetics & Personal Care - 1 .79%
elf Beauty Inc
(b)
7,799 170
Distribution & Wholesale - 0 .44%
SiteOne Landscape Supply Inc
(b)
303 42
Diversified Financial Services - 3 .83%
Ally Financial Inc 4,389 130
OneMain Holdings Inc 3,656 143
Tradeweb Markets Inc 1,549 92
$ 365
Electrical Components & Equipment - 2 .32%
Littelfuse Inc 919 221
Energy - Alternate Sources - 5 .12%
Enphase Energy Inc
(b)
989 135
First Solar Inc
(b)
986 92
Plug Power Inc
(b)
7,937 209
Sunnova Energy International Inc
(b)
1,272 52
$ 488
Engineering & Construction - 1 .10%
TopBuild Corp
(b)
601 105
Entertainment - 2 .61%
Caesars Entertainment Inc
(b)
2,475 169
Penn National Gaming Inc
(b)
1,147 80
$ 249
Food - 2 .11%
Hain Celestial Group Inc/The
(b)
2,605 100
Performance Food Group Co
(b)
2,320 101
$ 201
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 12 .87%
Alphatec Holdings Inc
(b)
5,345 $ 56
Axonics Modulation Technologies Inc
(b)
1,677 74
Inspire Medical Systems Inc
(b)
1,166 216
Insulet Corp
(b)
880 227
iRhythm Technologies Inc
(b)
183 45
NanoString Technologies Inc
(b)
1,321 65
Natera Inc
(b)
3,203 283
Repligen Corp
(b)
500 95
Tandem Diabetes Care Inc
(b)
1,759 165
$ 1,226
Healthcare - Services - 0 .98%
Amedisys Inc
(b)
201 49
LHC Group Inc
(b)
224 44
$ 93
Home Furnishings - 0 .54%
Sonos Inc
(b)
2,295 51
Insurance - 0 .47%
Lemonade Inc
(b)
644 45
Internet - 7 .48%
Anaplan Inc
(b)
2,816 197
Q2 Holdings Inc
(b)
1,085 123
Zendesk Inc
(b)
2,290 305
Zillow Group Inc - A Shares
(b)
786 87
$ 712
Leisure Products & Services - 1 .73%
Norwegian Cruise Line Holdings Ltd
(b)
4,026 92
YETI Holdings Inc
(b)
1,158 73
$ 165
Machinery - Diversified - 2 .98%
Altra Industrial Motion Corp 2,540 144
Chart Industries Inc
(b)
1,352 140
$ 284
Metal Fabrication & Hardware - 1 .23%
Timken Co/The 1,599 117
Pharmaceuticals - 3 .86%
Horizon Therapeutics Plc
(b)
4,038 284
Jazz Pharmaceuticals PLC
(b)
336 47
Seres Therapeutics Inc
(b)
1,327 37
$ 368
Retail - 7 .79%
Cheesecake Factory Inc/The 1,309 49
Five Below Inc
(b)
550 86
Floor & Decor Holdings Inc
(b)
3,183 255
National Vision Holdings Inc
(b)
2,936 126
Shake Shack Inc
(b)
1,736 142
Ulta Beauty Inc
(b)
307 84
$ 742
Semiconductors - 7 .62%
Ambarella Inc
(b)
2,136 167
Cree Inc
(b)
1,415 128
Inphi Corp
(b)
514 79
MACOM Technology Solutions Holdings Inc
(b)
3,643 163
MaxLinear Inc
(b)
2,470 77
Teradyne Inc 1,013 112
$ 726
Software - 8 .33%
Cardlytics Inc
(b)
668 79
Cloudflare Inc
(b)
1,428 107
Five9 Inc
(b)
595 93
MongoDB Inc
(b)
359 103
Nuance Communications Inc
(b)
7,503 324
RingCentral Inc
(b)
294 87
$ 793
TOTAL COMMON STOCKS $ 9,503
Total Investments $ 9,579
Other Assets and Liabilities -  (0.56)% (53)
TOTAL NET ASSETS - 100.00% $ 9,526

Schedule of Investments
Small-MidCap Growth Fund
November 30, 2020 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 30 .46%
Consumer, Cyclical 20 .08%
Technology 17 .48%
Industrial 10 .09%
Financial 9 .05%
Communications 7 .48%
Energy 5 .12%
Money Market Funds 0 .80%
Other Assets and Liabilities
( 0 .56 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 47 $ 1,056 $ 1,027 $ 76
$ 47 $ 1,056 $ 1,027 $ 76
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .49 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .63%
Invesco Preferred ETF 562,143 $ 8,449
iShares Preferred & Income Securities ETF
(a)
1,091,543 41,184
$ 49,633
Money Market Funds - 0 .86%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
18,713,232 18,713
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
49,074,749 49,075
$ 67,788
TOTAL INVESTMENT COMPANIES $ 117,421
CONVERTIBLE PREFERRED STOCKS
- 1 .73 % Shares Held Value (000's)
Banks - 1 .40%
Bank of America Corp 7.25%
(f)
629 $ 933
Wells Fargo & Co 7.50%
(f)
77,835 109,358
$ 110,291
Hand & Machine Tools - 0 .33%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(f)
21,000 25,830
TOTAL CONVERTIBLE PREFERRED STOCKS $ 136,121
PREFERRED STOCKS - 10 .54 % Shares Held Value (000's)
Banks - 3 .47%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,540
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(f)
202,544 5,728
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,429 66
Bank of America Corp 0.00%, 11/03/2025
(e),(f)
378,000 9,805
Bank of America Corp 5.00%, 09/17/2024
(f)
2,000 53
Bank of New York Mellon Corp/The 5.20%,
12/20/2020
(f)
99,135 2,509
Citigroup Inc 6.88%, 11/15/2023
(f)
414,370 11,805
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(f)
6,909 178
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(f)
14,879 412
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 0.00%, 12/15/2025
(e),(f)
152,212 3,851
First Republic Bank/CA 4.13%, 10/30/2025
(f)
2,200 56
Fulton Financial Corp 0.00%, 01/15/2026
(e),(f)
449,000 11,777
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(f)
742,590 19,991
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(f)
325,787 8,718
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(f)
990,034 25,404
JPMorgan Chase & Co 4.75%, 12/01/2024
(f)
277,529 7,385
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 6,155
KeyCorp 6.13%, 12/15/2026
(f)
750,031 22,433
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(f)
7,117 189
Morgan Stanley 5.85%, 04/15/2027
(a),(f)
649,481 18,835
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(a),(f)
1,239,905 32,820
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(f)
328,950 9,276
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(f)
236,076 6,646
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,000 9,206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(f)
479,202 12,747
Truist Financial Corp 5.63%, 06/01/2021
(f)
134,160 3,433
US Bancorp 0.00%, 01/15/2026
(e),(f)
13,090 325
US Bancorp 3.50%, 12/31/2020
(f)
13,000 306
3 Month USD LIBOR + 0.60%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 6.50%, 01/15/2022
(f)
234,945 $ 6,294
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(a),(f)
170,096 4,848
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(f)
194,856 5,092
Wells Fargo & Co 4.75%, 03/15/2025
(f)
330,978 8,433
Wells Fargo & Co 5.63%, 06/15/2022
(f)
196,171 5,134
Wells Fargo & Co 5.70%, 03/15/2021
(f)
2,000 51
Wells Fargo & Co 5.85%, 09/15/2023
(f)
62,555 1,633
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(f)
207,457 5,867
3 Month USD LIBOR + 3.69%
$ 274,001
Diversified Financial Services - 0 .26%
Affiliated Managers Group Inc 5.88%,
03/30/2059
146,761 4,020
Capital One Financial Corp 0.00%, 06/01/2025
(e),(f)
164,734 4,149
Capital One Financial Corp 5.00%, 12/01/2024
(f)
355,725 9,178
Charles Schwab Corp/The 6.00%, 12/31/2020
(f)
138,263 3,501
$ 20,848
Electric - 1 .74%
Alabama Power Co 5.00%, 10/01/2022
(f)
572,000 16,108
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,587
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,236
Dominion Energy Inc 5.25%, 07/30/2076
(a)
890,372 22,909
DTE Energy Co 5.25%, 12/01/2077 315,006 8,530
DTE Energy Co 5.38%, 06/01/2076 7,539 195
Duke Energy Corp 5.13%, 01/15/2073 312,100 8,133
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,923
Entergy Louisiana LLC 4.70%, 06/01/2063
(a)
154,575 3,884
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 643
Entergy Louisiana LLC 5.25%, 07/01/2052 93,525 2,364
Entergy Texas Inc 5.38%, 10/15/2024
(f)
30,000 830
Georgia Power Co 5.00%, 10/01/2077
(a)
262,012 7,218
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,212
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
12/31/2020
(a),(f)
492,885 12,978
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
225,022 6,249
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
77,046 2,145
Southern Co/The 0.00%, 01/30/2080
(e)
239,337 6,522
Southern Co/The 5.25%, 12/01/2077 555,000 14,846
Southern Co/The 5.25%, 10/01/2076 100,061 2,601
$ 137,113
Food - 0 .30%
Dairy Farmers of America Inc 7.88%,
12/31/2020
(f),(g)
16,000 1,496
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 22,094
$ 23,590
Gas - 0 .02%
Entergy New Orleans LLC 5.00%, 12/01/2052
(a)
3,299 85
Entergy New Orleans LLC 5.50%, 04/01/2066
(a)
46,623 1,209
$ 1,294
Insurance - 1 .21%
Allstate Corp/The 4.75%, 01/15/2025
(f)
153,679 4,142
Allstate Corp/The 5.10%, 01/15/2053 537,816 14,387
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(f)
439 12
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 3,471
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
100,515 2,788

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
American International Group Inc 5.85%,
03/15/2024
(f)
15,000 $ 409
Arch Capital Group Ltd 5.25%, 09/29/2021
(f)
289,942 7,463
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,412
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
475,000 12,350
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,042,030 28,791
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(e),(f)
32,500 869
Reinsurance Group of America Inc 6.20%,
09/15/2042
23,190 611
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 12/31/2020
(f)
544,287 13,819
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
29,666 817
Voya Financial Inc 5.35%, 09/15/2029
(f)
72,909 2,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 1,933 53
W R Berkley Corp 5.75%, 06/01/2056 65,882 1,687
$ 95,108
Pipelines - 0 .00%
Enbridge Inc 6.38%, 04/15/2078 1,939 51
3 Month USD LIBOR + 3.59%
REITs - 1 .29%
Federal Realty Investment Trust 5.00%,
09/29/2022
(a),(f)
49,075 1,307
Kimco Realty Corp 5.13%, 08/16/2022
(a),(f)
12,477 333
Kimco Realty Corp 5.25%, 12/20/2022
(f)
406,949 10,829
National Retail Properties Inc 5.20%, 10/11/2021
(f)
121,276 3,120
Prologis Inc 8.54%, 11/13/2026
(f)
162,700 12,203
PS Business Parks Inc 4.88%, 11/04/2024
(a),(f)
3,957 107
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,542
Public Storage 4.13%, 08/14/2025
(a),(f)
316,800 8,414
Public Storage 4.63%, 06/17/2025
(f)
232,200 6,255
Public Storage 4.75%, 12/20/2024
(a),(f)
185,477 5,238
Public Storage 4.90%, 10/14/2021
(f)
6,561 171
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,746
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,910
Vornado Realty Trust 0.00%, 11/24/2025
(e),(f)
200,000 5,002
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 9,592
Vornado Realty Trust 5.40%, 12/31/2020
(f)
188,066 4,719
Vornado Realty Trust 5.70%, 12/31/2020
(f)
750,100 18,955
$ 101,443
Savings & Loans - 0 .05%
People's United Financial Inc 5.63%, 12/15/2026
(f)
94,067 2,654
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(f)
42,713 1,167
$ 3,821
Sovereign - 0 .86%
CoBank ACB 6.13%, 01/01/2021
(f)
8,000 820
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 6,975
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 31,132
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 28,673
3 Month USD LIBOR + 4.01%
$ 67,600
Telecommunications - 1 .34%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
2,701,319 70,829
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,086
Telephone and Data Systems Inc 6.63%,
03/31/2045
49,776 1,326
Telephone and Data Systems Inc 7.00%,
03/15/2060
1,069,497 27,668
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
United States Cellular Corp 6.25%, 09/01/2069 160,000 $ 4,248
United States Cellular Corp 6.95%, 05/15/2060
(a)
30,667 784
$ 105,941
TOTAL PREFERRED STOCKS $ 830,810
BONDS - 82 .72%
Principal
Amount (000's) Value (000's)
Banks - 49 .26%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(g),(h),(i)
$ 12,200 $ 14,092
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12/31/2049
(f),(h),(i)
2,700 3,119
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 12/31/2049
(f),(h),(i)
9,200 9,527
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 12/31/2049
(f),(h),(i)
30,600 32,359
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12/31/2049
(f),(h),(i)
42,400 46,374
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 12/31/2049
(f),(h)
5,000 5,549
3 Month USD LIBOR + 3.90%
6.25%, 12/31/2049
(f),(h)
30,599 34,248
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(f),(h)
46,995 53,993
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(f),(h)
97,785 110,253
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,421
Bank of Montreal
1.85%, 05/01/2025 11,800 12,362
Bank of New York Mellon Corp/The
3.65%, 12/31/2049
(f)
70,400 70,710
3 Month USD LIBOR + 3.42%
3.70%, 12/31/2049
(f),(h)
27,410 27,944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.62%, 12/31/2099
(f),(h)
19,688 20,712
3 Month USD LIBOR + 3.13%
4.70%, 12/31/2049
(f),(h)
12,400 13,547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,259
4.90%, 12/31/2049
(f),(h)
33,000 35,386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/31/2049
(f),(h)
4,000 4,997
3 Month USD LIBOR + 1.55%
6.86%, 12/31/2049
(f),(h)
517 728
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
(i)
8,000 8,848
Barclays PLC
6.13%, 12/31/2049
(f),(h),(i)
5,000 5,375
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 12/31/2049
(f),(h),(i)
47,300 50,847
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12/31/2049
(f),(h),(i)
30,065 31,643
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12/31/2049
(f),(h),(i)
67,803 75,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
6.63%, 12/31/2049
(f),(g),(h),(i)
$ 39,300 $ 42,837
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 12/31/2049
(f),(h),(i)
8,700 9,483
USD Swap Rate NY 5 Year + 4.15%
6.75%, 12/31/2049
(f),(h),(i)
11,525 12,072
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 12/31/2049
(f),(g),(h),(i)
2,500 2,966
USD Swap Semi-Annual 5 Year + 3.98%
7.20%, 12/31/2049
(f),(g),(h)
5,800 6,287
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(f),(g),(h),(i)
100 116
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12/31/2049
(f),(h),(i)
13,000 15,048
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),(g),(h),(i)
80,898 82,314
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(f),(h),(i)
50,000 50,875
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,746
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,851
Citigroup Inc
4.32%, 12/31/2049
(f)
300 299
3 Month USD LIBOR + 4.10%
4.70%, 12/31/2049
(f)
36,800 36,859
3 Month USD LIBOR + 4.48%
5.90%, 12/31/2049
(f),(h)
7,383 7,808
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(f),(h)
16,100 16,945
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(f),(h)
10,770 11,622
3 Month USD LIBOR + 3.91%
6.25%, 12/31/2049
(f),(h)
86,582 99,316
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.19%, 12/31/2049
(f)
13,300 13,167
3 Month USD LIBOR + 3.96%
5.65%, 12/31/2049
(f),(h)
54,032 59,705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 12/31/2049
(f),(h)
7,000 6,912
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(a),(f),(h)
11,200 11,424
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 12/31/2049
(f),(h)
18,600 20,413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.79%, 02/15/2027
(a),(g)
18,621 17,195
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(f),(g),(h),(i)
29,540 33,454
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 12/31/2049
(f),(h),(i)
18,100 20,498
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(f),(g),(h),(i)
34,368 41,456
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),(i)
23,254 26,219
6.50%, 08/08/2023
(i)
6,000 6,765
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
5.10%, 12/31/2049
(f),(g),(h),(i)
$ 21,300 $ 22,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.10%, 12/31/2049
(a),(f),(h),(i)
3,000 3,141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.25%, 12/31/2049
(f),(g),(h),(i)
34,800 36,905
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/31/2049
(f),(g),(h),(i)
6,000 6,577
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(g),(h),(i)
14,400 16,038
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 12/31/2049
(f),(h),(i)
24,838 26,266
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 12/31/2049
(f),(g),(h),(i)
6,500 7,077
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(f),(g),(h),(i)
77,040 85,711
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2099
(f),(h),(i)
2,500 2,641
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 12/31/2049
(f),(h),(i)
29,645 32,848
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 12/31/2049
(f),(h),(i)
4,775 4,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
4.50%, 12/31/2049
(f),(h)
13,525 14,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.24%, 01/15/2027 2,000 1,880
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
4.13%, 12/31/2049
(f)
10,800 10,762
3 Month USD LIBOR + 3.92%
4.95%, 12/31/2049
(f),(h)
23,363 24,414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(a),(f),(h)
13,750 15,119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
Hbos Capital Funding NO 1 LP
6.85%, 12/31/2049
(f)
19,106 19,154
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(f),(g),(h)
56,967 97,715
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(a),(f),(h)
38,708 66,396
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(f),(h),(i)
15,900 17,217
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12/31/2049
(f),(h),(i)
14,800 16,114
USD Swap Rate NY 5 Year + 4.37%
6.38%, 12/31/2049
(f),(h),(i)
3,300 3,518
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(f),(h),(i)
25,600 28,638
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(f),(h),(i)
54,800 55,759
USD Swap Rate NY 5 Year + 5.51%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 12/31/2049
(f),(h)
$ 80,634 $ 83,464
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 12/31/2049
(f),(h)
41,103 47,556
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
5.75%, 12/31/2049
(f),(h),(i)
14,075 15,192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(f),(h),(i)
44,300 48,088
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 12/31/2049
(f),(h),(i)
30,000 32,588
USD Swap Rate NY 5 Year + 4.20%
6.87%, 12/31/2049
(f),(h),(i)
69,986 73,403
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 12/31/2049
(f),(g),(h),(i)
15,900 17,862
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.01%, 12/31/2099
(f)
24,318 24,458
3 Month USD LIBOR + 3.80%
4.60%, 12/31/2049
(f),(h)
3,200 3,265
United States Secured Overnight Financing
Rate + 3.13%
6.00%, 12/31/2049
(f),(h)
6,680 7,009
3 Month USD LIBOR + 3.30%
6.10%, 12/31/2099
(f),(h)
2,800 3,028
3 Month USD LIBOR + 3.33%
6.75%, 12/31/2049
(f),(h)
147,336 164,553
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(f),(h)
16,101 16,906
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.97%, 07/01/2028 2,825 2,616
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,578
Lloyds Bank PLC
12.00%, 12/31/2049
(a),(f),(g),(h)
38,250 43,487
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(f),(h)
19,489 22,157
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,481
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 12/31/2049
(f),(g),(h)
12,674 15,763
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(f),(h)
3,000 3,795
3 Month USD LIBOR + 1.27%
6.66%, 12/31/2049
(a),(f),(g),(h)
51,385 65,002
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(f),(h),(i)
47,496 52,364
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(f),(h),(i)
22,500 25,432
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(f),(h)
4,678 4,877
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.12%, 12/31/2049
(f),(h)
14,020 15,036
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(f),(h)
6,615 7,292
3 Month USD LIBOR + 3.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Macquarie Bank Ltd/London
6.13%, 12/31/2049
(f),(h),(i)
$ 5,000 $ 5,275
USD Swap Semi-Annual 5 Year + 3.70%
Morgan Stanley
4.05%, 12/31/2049
(f)
6,002 5,972
3 Month USD LIBOR + 3.81%
Natwest Group PLC
2.54%, 12/31/2049
(f)
1,900 1,788
3 Month USD LIBOR + 2.32%
6.00%, 12/31/2049
(f),(h),(i)
35,000 38,290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 12/31/2049
(f),(h),(i)
22,825 26,434
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/31/2049
(f),(h),(i)
35,275 36,699
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 12/31/2049
(f),(g),(h),(i)
42,131 45,975
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12/31/2049
(a),(f),(h),(i)
13,735 14,988
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(f),(g),(h),(i)
41,520 47,632
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(f),(h)
2,200 2,335
3 Month USD LIBOR + 3.20%
NTC Capital I
0.76%, 01/15/2027 5,500 5,227
3 Month USD LIBOR + 0.52%
NTC Capital II
0.83%, 04/15/2027 6,500 6,050
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(f),(h)
7,589 7,822
3 Month USD LIBOR + 3.68%
Regions Financial Corp
5.75%, 12/31/2049
(f),(h)
16,750 18,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 12/31/2049
(f),(h),(i)
17,800 18,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 12/31/2049
(f),(h),(i)
11,800 12,228
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
5.38%, 12/31/2049
(f),(g),(h),(i)
15,300 15,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%
7.37%, 12/31/2049
(f),(h),(i)
14,120 14,586
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12/31/2049
(f),(g),(h),(i)
16,800 18,040
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(f),(g),(h),(i)
25,026 25,852
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/31/2049
(a),(f),(g),(h),(i)
4,900 5,414
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/31/2049
(f),(h),(i)
14,000 15,469
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12/31/2049
(f),(g),(h),(i)
26,660 31,126
USD Swap Rate NY 5 Year + 5.87%
8.00%, 12/31/2049
(f),(h),(i)
19,000 22,183
USD Swap Rate NY 5 Year + 5.87%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
4.87%, 03/15/2033
(h)
$ 1,026 $ 1,148
USD Swap Rate NY 5 Year + 1.97%
6.00%, 12/31/2049
(f),(h),(i)
1,000 1,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 12/31/2099
(f),(g),(h),(i)
15,000 16,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 12/31/2049
(f),(g),(h)
42,900 54,671
3 Month USD LIBOR + 1.46%
7.01%, 12/31/2049
(f),(h)
19,800 25,233
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(f),(g),(h),(i)
17,700 18,438
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12/31/2049
(f),(h),(i)
23,500 24,480
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(f),(g),(h),(i)
25,000 27,219
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
3.85%, 12/31/2049
(f)
4,000 4,025
3 Month USD LIBOR + 3.60%
Svenska Handelsbanken AB
5.25%, 12/31/2049
(f),(h),(i)
29,400 29,565
USD Swap Semi-Annual 5 Year + 3.34%
6.25%, 12/31/2049
(f),(h),(i)
13,800 15,111
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 12/31/2049
(f),(h),(i)
5,200 5,389
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.89%, 05/15/2027 10,900 10,381
3 Month USD LIBOR + 0.67%
0.90%, 03/15/2028 9,022 8,467
3 Month USD LIBOR + 0.65%
1.21%, 04/01/2027 7,000 6,660
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 12/31/2099
(f),(h)
99,300 104,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
(f),(h)
43,690 47,841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(f),(h),(i)
68,834 69,858
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 12/31/2049
(f),(h),(i)
11,933 13,469
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 12/31/2049
(f),(g),(h),(i)
19,500 21,377
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(f),(h),(i)
13,900 15,238
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 12/31/2049
(f),(h),(i)
20,700 23,547
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
7.13%, 12/31/2049
(f),(h),(i)
20,426 21,040
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.88%
UniCredit SpA
8.00%, 12/31/2049
(f),(h),(i)
21,000 22,759
USD Swap Semi-Annual 5 Year + 5.18%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
5.12%, 12/31/2049
(f),(h)
$ 2,850 $ 2,850
3 Month USD LIBOR + 3.49%
USB Realty Corp
1.38%, 12/31/2049
(f),(g)
1,500 1,165
3 Month USD LIBOR + 1.15%
Wachovia Capital Trust II
0.74%, 01/15/2027 6,345 5,863
3 Month USD LIBOR + 0.50%
Wachovia Capital Trust III
5.57%, 12/31/2049
(f)
6,500 6,574
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
(f),(h)
50,300 55,078
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,978
$ 3,882,625
Diversified Financial Services - 2 .79%
Capital One Financial Corp
4.05%, 12/31/2049
(f)
20,430 19,921
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
5.38%, 12/31/2049
(f),(h)
106,742 119,017
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 12/31/2049
(f),(h)
28,358 30,060
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.42%, 12/31/2049
(f),(g)
27,000 25,650
3 Month USD LIBOR + 3.17%
Discover Financial Services
5.50%, 12/31/2049
(f),(h)
5,947 6,126
3 Month USD LIBOR + 3.08%
6.13%, 12/31/2049
(f),(h)
17,150 18,908
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 219,682
Electric - 4 .53%
Dominion Energy Inc
4.65%, 12/31/2099
(f),(h)
109,299 115,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 12/31/2099
(f),(h)
57,900 62,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
57,795 66,198
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
12,991 15,238
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
22,969 25,455
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.29%, 10/01/2066 23,474 20,340
3 Month USD LIBOR + 2.07%
2.38%, 06/15/2067 7,700 6,694
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,527
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 939
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
2.89%, 03/30/2067 15,700 13,212
3 Month USD LIBOR + 2.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
4.00%, 01/15/2051
(h)
$ 14,700 $ 15,368
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(h)
13,050 13,556
3 Month USD LIBOR + 3.63%
$ 357,284
Food - 0 .10%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(f),(g)
8,700 7,985
Gas - 0 .80%
NiSource Inc
5.65%, 12/31/2049
(f),(h)
61,800 63,345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,665
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 19 .22%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,521
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 41,549
Allianz SE
3.50%, 12/31/2049
(f),(g),(h)
9,000 9,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,603
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 15,715
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,701 52,679
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
29,013 42,298
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,420
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
54,000 62,100
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 38,893
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
6,290 7,351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(f),(g),(h)
27,793 38,847
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 33,858
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09/11/2044
(h)
20,000 21,350
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,863
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12/31/2049
(f),(g),(h)
13,250 13,743
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
2.61%, 05/01/2067 27,820 25,167
3 Month USD LIBOR + 2.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
2.35%, 02/12/2067
(g)
$ 5,685 $ 5,060
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
37,104 40,895
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 97,547
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 32,586
Lincoln National Corp
2.26%, 04/20/2067 60,769 44,361
3 Month USD LIBOR + 2.04%
2.58%, 05/17/2066 916 701
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(h)
14,188 17,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
9,545 10,960
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 34,358
MetLife Inc
3.85%, 12/31/2049
(f),(h)
49,500 51,232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 20,770 26,537
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
63,475 96,791
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 86,387
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(f),(h)
520 619
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 12/31/2099
(f),(g),(h)
1,800 2,142
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(g),(h)
10,700 11,436
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,403
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 94,367
Nippon Life Insurance Co
4.70%, 01/20/2046
(g),(h)
5,000 5,637
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,837
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
11,400 11,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,212
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,130 85,164
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 48,441
3 Month USD LIBOR + 4.18%
QBE Capital Funding III Ltd
7.25%, 05/24/2041
(g),(h)
5,000 5,133
USD Swap Semi-Annual 10 Year + 4.05%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
QBE Insurance Group Ltd
5.88%, 06/17/2046
(h)
$ 3,100 $ 3,430
USD Swap Rate NY 10 Year + 4.40%
5.88%, 12/31/2049
(f),(g),(h)
17,200 18,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.51%
6.75%, 12/02/2044
(h)
5,533 6,238
USD Swap Semi-Annual 10 Year + 4.30%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 65,106
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(g),(h)
4,700 5,205
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 17,438
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,236
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 82,212
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(f),(h)
11,706 12,262
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,514,763
Oil & Gas - 0 .20%
BP Capital Markets PLC
4.38%, 12/31/2049
(f),(h)
14,600 15,585
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 3 .66%
Enbridge Inc
5.75%, 07/15/2080
(h)
52,375 57,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
44,100 46,525
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
31,558 33,793
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
58,300 57,507
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
5,000 4,756
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
51,000 55,845
3 Month USD LIBOR + 4.15%
5.87%, 08/15/2076
(h)
30,081 33,390
3 Month USD LIBOR + 4.64%
$ 288,884
REITs - 1 .01%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
10,500 10,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(h)
4,300 4,472
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
61,600 64,563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 79,955
Sovereign - 0 .46%
CoBank ACB
6.25%, 12/31/2049
(f),(h)
16,400 17,835
3 Month USD LIBOR + 4.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
5.70%, 12/31/2049
(f),(g),(h)
$ 17,000 $ 18,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 36,195
Transportation - 0 .52%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 40,887
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 6,520,855
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2 .62%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2 .62%
0.13%, 08/31/2022 $ 53,500 $ 53,485
0.13%, 08/15/2023 51,000 50,932
0.25%, 04/15/2023 35,000 35,074
0.25%, 07/31/2025 55,000 54,790
0.38%, 03/31/2022 12,000 12,039
$ 206,320
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 206,320
TOTAL PURCHASED OPTIONS - 0.00% $ 13
Total Investments $ 7,811,540
Other Assets and Liabilities -  0.90% 70,979
TOTAL NET ASSETS - 100.00% $ 7,882,519
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $36,003 or 0.46% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,719,675 or 21.82% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information.
At the end of the period, the value of these securities totaled $1,971,658 or
25.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 79 .96%
Utilities 7 .09%
Government 3 .94%
Energy 3 .86%
Communications 1 .34%
Industrial 1 .02%
Money Market Funds 0 .86%
Investment Companies 0 .63%
Consumer, Non-cyclical 0 .40%
Purchased Options 0 .00%
Other Assets and Liabilities
0 .90%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales November 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 245,019 $ 576,952 $ 772,896 $ 49,075
$ 245,019 $ 576,952 $ 772,896 $ 49,075
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
March 2021
N/A 750 $ 750 $ 142 .50 12/28/2020 $ 14 $ 12 $ (2)
Call - US Long Bond Future;
March 2021
N/A 100 100 $ 181 .00 12/07/2020 3 1 (2)
Total $ 17 $ 13 $ (4)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
March 2021
N/A 100 $ 100 $ 175 .00 12/07/2020 $ (84) $ (69) $ 15
Total $ (84) $ (69) $ 15
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2021 Short 750 $ 103,629 $ (229)
Total $ (229)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
November 30, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

November 30, 2020 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap
Fund, Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital
Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Certain of the Funds invest in other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

November 30, 2020 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates or available cash. Significant increases in yield to maturity, EBITDA multiples or available cash would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,129,082 $ — $ — $ 8,129,082
Investment Companies 22,281 — — 22,281
Total investments in securities $ 8,151,363 $ — $ — $ 8,151,363
Bond Market Index Fund
Bonds* — 277,726 — 277,726
Investment Companies 51,059 — — 51,059
Municipal Bonds* — 4,380 — 4,380
U.S. Government & Government Agency Obligations* — 572,684 — 572,684
Total investments in securities $ 51,059 $ 854,790 $ — $ 905,849
Capital Securities Fund
Bonds* — 834,166 — 834,166
Convertible Preferred Stocks
Financial 1,483 — — 1,483
Industrial 3,075 — — 3,075
Investment Companies 14,497 — — 14,497
Preferred Stocks
Communications 3,028 — — 3,028
Energy 4,210 — — 4,210
Financial 17,282 — — 17,282
Government 1,073 5,749 — 6,822
Utilities 1,090 — — 1,090
U.S. Government & Government Agency Obligations* — 24,979 — 24,979
Total investments in securities $ 45,738 $ 864,894 $ — $ 910,632

November 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds* $ — $ 390,169 $ — $ 390,169
Commodity Indexed Structured Notes* — 22,722 — 22,722
Common Stocks
Basic Materials 172,895 128,420 — 301,315
Communications 4,513 1,056 197 5,766
Consumer, Cyclical 11,473 8,292 33 19,798
Consumer, Non-cyclical 61,572 59,508 42 121,122
Energy 249,750 61,162 — 310,912
Financial 226,940 129,222 — 356,162
Industrial 85,347 110,229 — 195,576
Technology 284 — 2,434 2,718
Utilities 206,303 197,050 — 403,353
Investment Companies 85,809 — — 85,809
Preferred Stocks
Industrial 110 136 104 350
Utilities 7,568 — — 7,568
Senior Floating Rate Interests* — 247,089 — 247,089
U.S. Government & Government Agency Obligations* — 752,958 — 752,958
Purchased Options 27 — — 27
Purchased Interest Rate Swaptions — 1,804 — 1,804
Purchased Capped Options — 209 — 209
Total investments in securities $ 1,112,591 $ 2,110,026 $ 2,810 $ 3,225,427
Assets
Commodity Contracts
Futures** 12,384 — — 12,384
Total Return Swaps — 4,672 — 4,672
Foreign Exchange Contracts
Foreign Currency Contracts — 346 — 346
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 5,702 — 5,702
Futures** 24 — — 24
Liabilities
Commodity Contracts
Futures** (10,375) — — (10,375)
Total Return Swaps — (653) — (653)
Foreign Exchange Contracts
Foreign Currency Contracts — (985) — (985)
Interest Rate Contracts
Capped Options — (115) — (115)
Exchange Cleared Interest Rate Swaps** — (4,646) — (4,646)
Futures** (90) — — (90)
Interest Rate Swaptions — (2,108) — (2,108)
Written Options (102) — — (102)
Edge MidCap Fund
Common Stocks
Basic Materials 24,704 — — 24,704
Communications 25,715 15,671 — 41,386
Consumer, Cyclical 95,786 — — 95,786
Consumer, Non-cyclical 145,754 — — 145,754
Energy 24,401 — — 24,401
Financial 176,632 — — 176,632
Industrial 206,126 — — 206,126
Technology 149,953 — — 149,953
Utilities 45,375 — — 45,375
Investment Companies 20,066 — — 20,066
Total investments in securities $ 914,512 $ 15,671 $ — $ 930,183
Global Multi-Strategy Fund
Bonds* — 296,066 600 296,666
Common Stocks
Basic Materials 10,697 6,965 — 17,662
Communications 24,367 3,777 — 28,144
Consumer, Cyclical 34,720 9,366 39 44,125

November 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Consumer, Non-cyclical $ 52,052 $ 14,527 $ — $ 66,579
Energy 4,924 967 39 5,930
Financial 32,028 8,216 535 40,779
Industrial 36,278 15,085 — 51,363
Technology 39,587 4,688 337 44,612
Utilities 3,697 3,761 — 7,458
Convertible Bonds* — 3,662 — 3,662
Convertible Preferred Stocks
Communications — — 137 137
Consumer, Cyclical — — 88 88
Consumer, Non-cyclical 944 — — 944
Energy 24 — — 24
Financial 660 — — 660
Utilities 74 — — 74
Credit Linked Structured Notes* — 10,332 — 10,332
Investment Companies 93,639 — — 93,639
Preferred Stocks
Basic Materials — 204 — 204
Communications — — 4 4
Consumer, Cyclical — 170 — 170
Energy — — 2,353 2,353
Financial — — 362 362
Technology — — 4 4
Repurchase Agreements* — 89,113 — 89,113
Senior Floating Rate Interests* — 9,361 194 9,555
U.S. Government & Government Agency Obligations* — 159,125 — 159,125
Purchased Options 440 595 — 1,035
Total investments in securities $ 334,131 $ 635,980 $ 4,692 $ 974,803
Short Sales
Bonds — (4,640) — (4,640)
Common Stocks
Basic Materials (3,448) (2,748) — (6,196)
Communications (6,971) (1,631) — (8,602)
Consumer, Cyclical (14,914) (5,211) — (20,125)
Consumer, Non-cyclical (15,077) (5,585) — (20,662)
Diversified — (456) — (456)
Energy (6,290) (812) — (7,102)
Financial (14,269) (4,368) — (18,637)
Industrial (11,609) (8,270) — (19,879)
Technology (10,569) (2,852) — (13,421)
Utilities (7,098) (1,257) — (8,355)
Preferred Stocks
Consumer, Cyclical — (399) — (399)
Industrial — (103) — (103)
U.S. Government & Government Agency Obligations — (85,388) — (85,388)
Total Short Sales $ (90,245) $ (123,720) $ — $ (213,965)
Reverse Repurchase Agreements — (135,595) — (135,595)
Assets
Credit Contracts
Credit Default Swaps — 84 — 84
Exchange Cleared Credit Default Swaps** — 254 — 254
Commodity Contracts
Futures** 1,152 — — 1,152
Equity Contracts
Futures** 1,198 — — 1,198
Total Return Equity Basket Swaps — 2,06 3 — 2,06 3
Foreign Exchange Contracts
Foreign Currency Contracts — 5669 — 5,669
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 2,328 — 2,328
Futures** 187 — — 187
Interest Rate Swaps — 57 — 57
Total Return Swaps — 1 09 — 1 09
Liabilities
Credit Contracts

November 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Credit Default Swaps $ — $ (16) $ — $ (16)
Exchange Cleared Credit Default Swaps** — (467) — (467)
Commodity Contracts
Futures** (435) — — (435)
Equity Contracts
Futures** (5,495) — — (5,495)
Written Options (208) — — (208)
Total Return Equity Basket Swaps — (2,030) — (2,030)
Foreign Exchange Contracts
Foreign Currency Contracts — (6,346) — (6,346)
Written Options — (202) — (202)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (5,449) — (5,449)
Futures** (112) — — (112)
Interest Rate Swaps — (374) — (374)
Written Options (4) — — (4)
International Equity Index Fund
Common Stocks
Basic Materials — 75,236 — 75,236
Communications 1,043 66,031 — 67,074
Consumer, Cyclical 289 146,533 — 146,822
Consumer, Non-cyclical 1,449 296,004 — 297,453
Diversified — 2,685 — 2,685
Energy — 38,672 — 38,672
Financial — 217,644 — 217,644
Industrial — 160,036 — 160,036
Technology 1,308 60,245 — 61,553
Utilities — 43,397 — 43,397
Investment Companies 23,356 — — 23,356
Preferred Stocks
Basic Materials — 293 — 293
Consumer, Cyclical — 3,306 — 3,306
Consumer, Non-cyclical — 1,420 — 1,420
Industrial — 1,202 — 1,202
Total investments in securities $ 27,445 $ 1,112,704 $ — $ 1,140,149
Liabilities
Equity Contracts
Futures** (34) — — (34)
International Small Company Fund
Common Stocks
Basic Materials 20,125 62,057 — 82,182
Communications — 49,305 — 49,305
Consumer, Cyclical 6,362 161,487 — 167,849
Consumer, Non-cyclical 15,760 131,000 — 146,760
Energy 11,338 25,198 — 36,536
Financial 9,061 225,268 — 234,329
Industrial 17,452 204,623 — 222,075
Technology 18,294 92,672 — 110,966
Utilities 15,626 16,586 — 32,212
Investment Companies 50,905 — — 50,905
Preferred Stocks
Industrial — 3,217 — 3,217
Total investments in securities $ 164,923 $ 971,413 $ — $ 1,136,336
Opportunistic Municipal Fund
Investment Companies 50 — — 50
Municipal Bonds* — 136,362 — 136,362
Total investments in securities $ 50 $ 136,362 $ — $ 136,412
Origin Emerging Markets Fund
Common Stocks
Basic Materials 24,726 62,738 — 87,464

November 30, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of November 3 0 , 2020 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Origin Emerging Markets Fund
Communications $ 194,315 $ 216,354 $ — $ 410,669
Consumer, Cyclical — 88,507 — 88,507
Consumer, Non-cyclical 24,161 133,040 — 157,201
Energy — 34,151 — 34,151
Financial 49,210 202,300 — 251,510
Industrial — 256,511 — 256,511
Technology 170,813 221,208 — 392,021
Utilities — 24,247 — 24,247
Investment Companies 27,224 — — 27,224
Preferred Stocks 27,451 — — 27,451
Total investments in securities $ 517,900 $ 1,239,056 $ — $ 1,756,956
Small- MidCap Dividend Income Fund
Common Stocks* 1,547,101 — — 1,547,101
Investment Companies 31,350 — — 31,350
Total investments in securities $ 1,578,451 $ — $ — $ 1,578,451
Small- MidCap Growth Fund
Common Stocks* 9,503 — — 9,503
Investment Companies 76 — — 76
Total investments in securities $ 9,579 $ — $ — $ 9,579
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 6,520,855 — 6,520,855
Convertible Preferred Stocks
Financial 110,291 — — 110,291
Industrial 25,830 — — 25,830
Investment Companies 117,421 — — 117,421
Preferred Stocks
Communications 105,941 — — 105,941
Consumer, Non-cyclical — 23,590 — 23,590
Energy 51 — — 51
Financial 488,681 6,540 — 495,221
Government 6,975 60,625 — 67,600
Utilities 136,195 2,212 — 138,407
U.S. Government & Government Agency Obligations* — 206,320 — 206,320
Purchased Options 13 — — 13
Total investments in securities $ 991,398 $ 6,820,142 $ — $ 7,811,540
Liabilities
Interest Rate Contracts
Futures** (229) — — (229)
Written Options (69) — — (69)